UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

2

SEMI-ANNUAL REPORT

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

February 28, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 25, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for the AllianceBernstein Retirement Strategies (collectively, the “Strategies”) for the semi-annual reporting period ended February 28, 2011.

The Portfolio invests primarily in instruments that AllianceBernstein L.P. (the “Adviser”) expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Portfolio expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in the rate of inflation: inflation protected fixed-income securities, such as Treasury Inflation-Protected Securities or TIPS, and similar bonds issued by governments outside of the U.S., commodities, commodity-related stocks, real estate securities, utility securities, infra-structure related securities, currencies, and securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate.)

Investment Objective and Strategies

Each Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time, consistent with its asset mix. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the

“Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy’s retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy’s retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategies’ asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

Volatility Management Portfolio, one of the Underlying Portfolios, is designed to reduce the overall equity

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	1

market volatility of the Strategy and the effects of adverse equity market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

Effective December 31, 2010, the Global Real Estate Investment Portfolio, another of the Underlying Portfolios, was renamed the Multi-Asset Real Return Portfolio and its investment objective and certain investment policies were changed. The Portfolio’s new investment goals are to maximize real return over inflation. Consistent with the change in its name, the Portfolio’s investment policy of investing at least 80% of its net assets in equity securities of real estate investment trusts, and other real estate industry companies, such as real estate operating companies, was eliminated and the Portfolio instead pursues an aggressive strategy involving a variety of asset classes.

The asset allocations of the Strategies were changed slightly for certain of the Strategies that are intended for older investors reflecting their vulnerability to inflation risk. These Strategies are the 2000 through 2035 Retirement Strategies. The total asset allocation for the Multi-Asset Real Return Portfolio for all Strategies is 10% or less.

The Adviser will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Investment Results

The tables on pages 7-18 show each individual Retirement Strategy’s performance compared to its composite benchmark. Additional performance can be found on pages 19-43. Each Strategy’s composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Historical Performance on pages 5-6. The Strategy’s portfolio management team, the Multi-Asset Solutions Team (the “Team”) believes that a composite benchmark is a better benchmark for the measurement of the Adviser’s active management performance within the underlying asset classes than a broad-market benchmark. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

2	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The Strategies’ Class A shares without sales charges for the vintages 2030, 2035, 2040, 2045, 2050 and 2055 outperformed their composite benchmarks for the six-month period ended February 28, 2011. The 2000, 2005, 2010, 2015, 2020 and 2025 Strategies’ Class A shares without sales charges, despite having positive absolute returns, lagged their composite benchmarks during the six-month period. Absolute returns of the vintages for early and mid-life savers, due to their higher allocations to equities, did best during the semi-annual reporting period as equity markets were very strong. In this period, all the Underlying Portfolios except International Growth, Multi-Asset Real Return and Volatility Management outperformed their benchmarks. The Volatility Management Underlying Portfolio lagged its benchmark, the S&P 500 Stock Index, primarily because it contained a small amount of bonds in a period when equities vastly outperformed.

For the 12-month period ended February 28, 2011, the Strategies’ Class A shares without sales charges for the 2000 vintage outperformed its composite benchmark. All other vintages, despite having positive absolute returns, lagged their composite benchmarks during the 12-month period. Positive relative returns in the Fixed Income Underlying Portfolios and the Small-Mid Cap Growth Portfolio had the greatest positive relative impact on vintages intended for early retirees (2000, 2005, 2010 and 2015) and as such have the largest fixed income allocations, and the least impact on vintages with limited fixed- income exposure. Similarly, negative relative returns in the U.S. Large Cap Growth, U.S. Value, International Value and International Growth Underlying Portfolios had a greater impact on the vintages with more equity exposure and a smaller impact on those with less equity exposure. The Volatility Management component contributed to relative returns in all vintages that include it, primarily because it reduced overall exposure to equities during the market drop from April through August 2010.

During the reporting period, the following Underlying Portfolios held derivatives. International Growth Portfolio held forward currency and futures for hedging and non-hedging purposes, which contributed positively to performance. International Value Portfolio held forward currency and futures to implement active currency management, which was positive to performance. Short Duration Bond held Treasury future positions to manage interest rate exposure, which had no material impact on performance. Intermediate Duration Bond Portfolio utilized derivative instruments including Treasury futures and interest rate swaps in order to manage its duration and yield curve positioning. Overall yield curve positioning detracted for the six-month period, while duration positioning had no material impact. For the 12-month period, both yield curve and duration positioning contributed positively. Intermediate Duration Bond Portfolio also utilized currency forwards for hedging purposes, resulting in no

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	3

currency impact. Bond Inflation Protection Portfolio utilized Treasury futures and interest rate swaps in order to manage duration and yield curve positioning. High Yield Portfolio held credit default swaps for hedging and non-hedging purposes, which contributed positively for both periods, while interest rate swaps and currencies, for hedging purposes, and purchase options for non-hedging purposes, had no meaningful impact on performance for either period. Multi-Asset Real Return utilized derivative instruments including total return swaps, futures and currencies for hedging and non-hedging purposes, which had a positive impact on performance. Volatility Management used stock index and bond futures for investment purposes that positively impacted performance.

Market Review and Investment Strategy

Financial markets rallied over the 12-month period ended February 28, 2011, despite a sharp downturn during the second quarter of 2010. Heightened investor anxiety about the sovereign-debt crisis in the euro-area and fears of a double-dip recession resulted in a steep decline in global equity markets, as well as a widening of credit spreads in bond markets in the second quarter of 2010. Actions taken by policy makers in the third quarter, notably the European Central Bank’s deal with Greece in July and

U.S. Federal Reserve Chairman Ben Bernanke’s announcement of plans to inject liquidity into the financial markets in August ignited another rally in equity markets. It continued through the rest of 2010 and the first two months of 2011, aided by the market response in December to the U.S. tax package and encouraging economic data. Capital flows into bond markets, meanwhile, were diminished as investors shifted into the equity markets.

Two years after the market collapse, global financial markets have recovered much of their losses, yet equities remain attractively valued versus history and the fixed-income alternative. The Team believes the Strategies are well positioned to invest opportunistically across a wide range of asset classes and market circumstances. The value team has taken decisive action to position its portfolio to capture the large upside potential it sees in undervalued companies with strong free cash flows and companies recovering from the economic downturn. The growth team has focused its holdings on companies that have strong market share, strong pricing power and high reinvestment rates, as well as those that are gaining from strong secular trends. The fixed-income team continues to emphasize corporate bonds and commercial mortgage backed securities over U.S. Treasuries.

4	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.alliancebernstein.com. The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at net asset value (NAV), without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or CDSC, but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation; Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

Benchmark Disclosures

The benchmark for a Retirement Strategy Fund is a customized benchmark that has the same target asset allocation as the Fund and uses index returns to represent performance of the asset classes. The benchmark returns were calculated by weighting the monthly index returns of each asset class by the Fund’s monthly target allocation for each asset class. Target allocations adjust quarterly in accordance with the Retirement Strategy Fund’s standard glide path. The Russell 1000® Value Index was used to represent the allocation to U.S. Value, Russell 1000® Growth to represent U.S. Large Cap Growth, Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index to represent International Value and International Growth, Bank of America Merrill Lynch® (BofAML) 1-3 Year Treasury Index to represent Short-Term Bonds, Barclays Capital U.S. Aggregate Bond Index to represent Intermediate-Term Bonds, Barclays Capital 1-10 Year Inflation Protected Securities (TIPS) Index to represent Bond Inflation Protection, Barclays Capital U.S. High Yield 2% Issuer Cap Index to represent High Yield Bonds, Russell 2500™ Value Index to represent Small Cap Value, Russell 2500™ Growth to represent Small Cap Growth, MSCI All Country (AC) World Commodity Producers Index and Financial Times Stock Exchange® (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate Index to represent Multi-Asset Real Return and Standard & Poor’s (S&P®) 500 Stock Index to represent Volatility Management.

None of the unmanaged indices reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of 1000 large-cap value companies within the U.S. The Russell 1000 Growth Index represents the performance of 1000 large-cap growth companies within the U.S. The MSCI EAFE Index (free float-adjusted market capitalization weighted) represents the equity market performance of developed

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

markets, excluding the U.S. & Canada. The MSCI EAFE Growth Index (Europe, Australasia, Far East) (free float-adjusted market capitalization weighted) represents the growth equity market performance of developed markets, excluding the U.S. & Canada. BofAML 1-3 Year Treasury Index represents the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with a remaining term to final maturity of 1-3 years. The Barclays Capital U.S. Bond Aggregate Index represents the performance of securities within the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage backed securities. The Barclays Capital 1-10 Year TIPS Index represents the performance of Inflation-Protection securities issued by the U.S. Treasury. The Barclays Capital High Yield 2% Issuer Cap Index is the 2% Issuer Cap component of the U.S. Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Russell 2500 Value Index represents the performance of 2500 small to mid-cap value companies within the U.S. The Russell 2500 Growth Index represents the performance of 2500 small to mid-cap growth companies within the U.S. The MSCI AC World Commodity Producers Index is a free float-adjusted market capitalization-weighted index comprised of commodity producer companies based on the Global Industry Classification Standard. The FTSE EPRA/NAREIT Developed Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. The S&P 500 Stock Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI.

A Word About Risk

The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value. As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline. Allocating to different types of assets may have a large impact on returns if one of these asset classes significantly underperforms the others. Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets. Portfolios that hold a smaller number of securities may be more volatile than more diversified portfolios, since gains or losses from each security will have a greater impact on the portfolio’s overall value. Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market. Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility. Small- and mid-cap stocks are often more volatile than large-cap stocks—smaller companies generally face higher risks due to their limited product lines, markets and financial resources.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2000 Retirement Strategy
Class A	11.65%	13.37%

Class B*	11.29%	12.67%

Class C	11.29%	12.56%

Advisor Class**	11.74%	13.68%

Class R**	11.64%	13.27%

Class K**	11.76%	13.52%

Class I**	11.82%	13.81%

Composite Benchmark†	11.69%	13.28%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	7

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2005 Retirement Strategy
Class A	14.57%	15.68%

Class B*	14.17%	14.91%

Class C	14.20%	14.82%

Advisor Class**	14.85%	16.09%

Class R**	14.48%	15.47%

Class K**	14.61%	15.72%

Class I**	14.77%	16.13%

Composite Benchmark†	14.76%	15.76%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2010 Retirement Strategy
Class A	17.72%	17.85%

Class B*	17.14%	16.88%

Class C	17.27%	16.89%

Advisor Class**	17.87%	18.13%

Class R**	17.52%	17.52%

Class K**	17.73%	17.86%

Class I**	17.79%	18.17%

Composite Benchmark†	17.81%	18.20%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	9

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2015 Retirement Strategy
Class A	19.67%	18.88%

Class B*	19.27%	17.96%

Class C	19.27%	18.09%

Advisor Class**	19.78%	19.26%

Class R**	19.53%	18.62%

Class K**	19.71%	18.93%

Class I**	19.91%	19.26%

Composite Benchmark†	19.87%	19.59%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2020 Retirement Strategy
Class A	21.58%	19.95%

Class B*	21.11%	19.06%

Class C	21.20%	19.15%

Advisor Class**	21.77%	20.28%

Class R**	21.51%	19.74%

Class K**	21.68%	20.05%

Class I**	21.83%	20.34%

Composite Benchmark†	21.78%	20.80%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	11

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2025 Retirement Strategy
Class A	23.63%	20.75%

Class B*	23.40%	20.08%

Class C	23.37%	20.05%

Advisor Class**	23.85%	21.11%

Class R**	23.60%	20.57%

Class K**	23.77%	20.88%

Class I**	23.85%	21.24%

Composite Benchmark†	23.71%	21.98%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2030 Retirement Strategy
Class A	25.26%	21.03%

Class B*	24.85%	20.16%

Class C	24.85%	20.16%

Advisor Class**	25.46%	21.39%

Class R**	25.12%	20.75%

Class K**	25.23%	21.01%

Class I**	25.46%	21.38%

Composite Benchmark†	24.89%	22.37%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	13

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2035 Retirement Strategy
Class A	26.36%	21.07%

Class B*	26.09%	20.34%

Class C	25.94%	20.34%

Advisor Class**	26.58%	21.59%

Class R**	26.29%	20.97%

Class K**	26.44%	21.15%

Class I**	26.64%	21.64%

Composite Benchmark†	25.81%	22.61%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2040 Retirement Strategy
Class A	26.87%	21.11%

Class B*	26.42%	20.22%

Class C	26.42%	20.22%

Advisor Class**	27.05%	21.45%

Class R**	26.82%	20.89%

Class K**	26.93%	21.15%

Class I**	27.09%	21.47%

Composite Benchmark†	25.93%	22.69%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	15

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2045 Retirement Strategy
Class A	27.10%	20.80%

Class B*	26.60%	19.96%

Class C	26.48%	19.98%

Advisor Class**	27.30%	21.15%

Class R**	27.03%	20.54%

Class K**	27.03%	20.84%

Class I**	27.20%	21.15%

Composite Benchmark†	25.93%	22.70%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2050 Retirement Strategy
Class A	27.16%	20.74%

Class B*	26.62%	19.84%

Class C	26.72%	19.95%

Advisor Class**	27.45%	21.21%

Class R**	27.06%	20.62%

Class K**	27.16%	20.74%

Class I**	27.18%	21.10%

Composite Benchmark†	25.93%	22.70%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	17

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein 2055 Retirement Strategy
Class A	27.20%	20.98%

Class B*	26.89%	20.25%

Class C	26.93%	20.28%

Advisor Class**	27.53%	21.49%

Class R**	27.05%	20.84%

Class K**	27.22%	21.04%

Class I**	27.59%	21.57%

Composite Benchmark†	25.93%	22.70%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO*† VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	28.17%	19.69%

Russell 1000 Value Index	26.30%	22.16%

AllianceBernstein U.S. Large Cap Growth Portfolio	34.44%	21.61%

Russell 1000 Growth Index	31.04%	24.94%

AllianceBernstein International Value Portfolio	26.51%	18.79%

MSCI EAFE Index	23.77%	20.00%

AllianceBernstein International Growth Portfolio	14.04%	11.48%

MSCI EAFE Index	23.77%	20.00%

MSCI EAFE Growth Index	23.49%	21.33%

AllianceBernstein Short Duration Bond Portfolio	1.20%	3.54%

BofAML 1-3 Year Treasury Index	0.09%	1.46%

AllianceBernstein Intermediate Duration Bond Portfolio	0.36%	7.19%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

AllianceBernstein Bond Inflation Protection Portfolio	4.12%	8.17%

Barclays Capital 1-10 Year TIPS Index	2.62%	5.91%

AllianceBernstein High-Yield Portfolio	10.35%	18.15%

Barclays Capital U.S. High Yield 2% Issuer Cap Index	10.05%	17.34%

AllianceBernstein Small-Mid Cap Value Portfolio	36.03%	29.68%

Russell 2500 Value Index	32.49%	29.55%

AllianceBernstein Small-Mid Cap Growth Portfolio	49.48%	54.04%

Russell 2500 Growth Index	40.13%	36.42%

AllianceBernstein Multi-Asset Real Return Portfolio	22.37%	30.62%

MSCI AC World Commodity Producers Index	36.08%	29.26%

FTSE EPRA/NAREIT Developed Real Estate Index	20.26%	29.26%

AllianceBernstein Volatility Management Portfolio**	24.50%	15.91%

S&P 500 Stock Index	27.73%	11.50%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

**  The 12-month return is since inception (4/16/10).

†      The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	19

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	13.37%	8.58%
5 Year	3.62%	2.73%
Since Inception*	4.41%	3.60%

Class B Shares
1 Year	12.67%	8.67%
5 Year	2.87%	2.87%
Since Inception*	3.67%	3.67%

Class C Shares
1 Year	12.56%	11.56%
5 Year	2.87%	2.87%
Since Inception*	3.67%	3.67%

Advisor Class Shares†
1 Year	13.68%	13.68%
5 Year	3.89%	3.89%
Since Inception*	4.69%	4.69%

Class R Shares†
1 Year	13.27%	13.27%
5 Year	3.40%	3.40%
Since Inception*	4.19%	4.19%

Class K Shares†
1 Year	13.52%	13.52%
5 Year	3.66%	3.66%
Since Inception*	4.47%	4.47%

Class I Shares†
1 Year	13.81%	13.81%
5 Year	3.92%	3.92%
Since Inception*	4.72%	4.72%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.29%, 3.07%, 3.01%, 1.99%, 2.42%, 2.15% and 1.83% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81% and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05.

†

These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	5.17%
5 Year	2.51%
Since Inception*	3.52%

Class B Shares
1 Year	5.17%
5 Year	2.68%
Since Inception*	3.59%

Class C Shares
1 Year	8.06%
5 Year	2.68%
Since Inception*	3.59%

Advisor Class Shares†
1 Year	10.19%
5 Year	3.70%
Since Inception*	4.62%

Class R Shares†
1 Year	9.74%
5 Year	3.19%
Since Inception*	4.11%

Class K Shares†
1 Year	9.95%
5 Year	3.47%
Since Inception*	4.38%

Class I Shares†
1 Year	10.23%
5 Year	3.73%
Since Inception*	4.65%

*	Inception date: 9/1/05.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	21

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	15.68%	10.78%
5 Year	3.42%	2.53%
Since Inception*	4.35%	3.53%

Class B Shares
1 Year	14.91%	10.91%
5 Year	2.71%	2.71%
Since Inception*	3.63%	3.63%

Class C Shares
1 Year	14.82%	13.82%
5 Year	2.68%	2.68%
Since Inception*	3.60%	3.60%

Advisor Class Shares†
1 Year	16.09%	16.09%
5 Year	3.74%	3.74%
Since Inception*	4.66%	4.66%

Class R Shares†
1 Year	15.47%	15.47%
5 Year	3.21%	3.21%
Since Inception*	4.13%	4.13%

Class K Shares†
1 Year	15.72%	15.72%
5 Year	3.50%	3.50%
Since Inception*	4.40%	4.40%

Class I Shares†
1 Year	16.13%	16.13%
5 Year	3.75%	3.75%
Since Inception*	4.67%	4.67%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.76%, 2.48%, 2.47%, 1.46%, 2.02%, 1.76% and 1.43% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87% and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†

These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	6.60%
5 Year	2.31%
Since Inception*	3.48%

Class B Shares
1 Year	6.50%
5 Year	2.48%
Since Inception*	3.56%

Class C Shares
1 Year	9.52%
5 Year	2.47%
Since Inception*	3.53%

Advisor Class Shares†
1 Year	11.55%
5 Year	3.49%
Since Inception*	4.57%

Class R Shares†
1 Year	11.03%
5 Year	2.98%
Since Inception*	4.04%

Class K Shares†
1 Year	11.29%
5 Year	3.25%
Since Inception*	4.32%

Class I Shares†
1 Year	11.57%
5 Year	3.50%
Since Inception*	4.58%

*	Inception date: 9/1/05.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	23

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	17.85%	12.80%
5 Year	3.29%	2.40%
Since Inception*	4.38%	3.56%

Class B Shares
1 Year	16.88%	12.88%
5 Year	2.56%	2.56%
Since Inception*	3.63%	3.63%

Class C Shares
1 Year	16.89%	15.89%
5 Year	2.56%	2.56%
Since Inception*	3.63%	3.63%

Advisor Class Shares†
1 Year	18.13%	18.13%
5 Year	3.60%	3.60%
Since Inception*	4.67%	4.67%

Class R Shares†
1 Year	17.52%	17.52%
5 Year	3.09%	3.09%
Since Inception*	4.15%	4.15%

Class K Shares†
1 Year	17.86%	17.86%
5 Year	3.34%	3.34%
Since Inception*	4.42%	4.42%

Class I Shares†
1 Year	18.17%	18.17%
5 Year	3.60%	3.60%
Since Inception*	4.68%	4.68%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.23%, 1.97%, 1.96%, 0.93%, 1.55%, 1.24% and 0.91% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†

These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

24	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	7.52%
5 Year	2.10%
Since Inception*	3.47%

Class B Shares
1 Year	7.62%
5 Year	2.30%
Since Inception*	3.56%

Class C Shares
1 Year	10.52%
5 Year	2.28%
Since Inception*	3.54%

Advisor Class Shares†
1 Year	12.62%
5 Year	3.31%
Since Inception*	4.58%

Class R Shares†
1 Year	12.02%
5 Year	2.78%
Since Inception*	4.05%

Class K Shares†
1 Year	12.47%
5 Year	3.06%
Since Inception*	4.34%

Class I Shares†
1 Year	12.66%
5 Year	3.32%
Since Inception*	4.59%

*	Inception date: 9/1/05.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	25

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	18.88%	13.79%
5 Year	2.93%	2.04%
Since Inception*	4.20%	3.38%

Class B Shares
1 Year	17.96%	13.96%
5 Year	2.22%	2.22%
Since Inception*	3.47%	3.47%

Class C Shares
1 Year	18.09%	17.09%
5 Year	2.22%	2.22%
Since Inception*	3.47%	3.47%

Advisor Class Shares†
1 Year	19.26%	19.26%
5 Year	3.25%	3.25%
Since Inception*	4.51%	4.51%

Class R Shares†
1 Year	18.62%	18.62%
5 Year	2.73%	2.73%
Since Inception*	3.98%	3.98%

Class K Shares†
1 Year	18.93%	18.93%
5 Year	2.98%	2.98%
Since Inception*	4.25%	4.25%

Class I Shares†
1 Year	19.26%	19.26%
5 Year	3.26%	3.26%
Since Inception*	4.53%	4.53%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.18%, 1.91%, 1.91%, 0.88%, 1.51%, 1.20% and 0.81% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†

These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

26	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.03%
5 Year	1.68%
Since Inception*	3.30%

Class B Shares
1 Year	8.07%
5 Year	1.86%
Since Inception*	3.38%

Class C Shares
1 Year	11.07%
5 Year	1.86%
Since Inception*	3.38%

Advisor Class Shares†
1 Year	13.23%
5 Year	2.89%
Since Inception*	4.42%

Class R Shares†
1 Year	12.60%
5 Year	2.37%
Since Inception*	3.88%

Class K Shares†
1 Year	12.92%
5 Year	2.63%
Since Inception*	4.15%

Class I Shares†
1 Year	13.25%
5 Year	2.89%
Since Inception*	4.42%

*	Inception date: 9/1/05.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	27

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	19.95%	14.81%
5 Year	2.39%	1.50%
Since Inception*	3.89%	3.08%

Class B Shares
1 Year	19.06%	15.06%
5 Year	1.66%	1.66%
Since Inception*	3.15%	3.15%

Class C Shares
1 Year	19.15%	18.15%
5 Year	1.70%	1.70%
Since Inception*	3.18%	3.18%

Advisor Class Shares†
1 Year	20.28%	20.28%
5 Year	2.72%	2.72%
Since Inception*	4.21%	4.21%

Class R Shares†
1 Year	19.74%	19.74%
5 Year	2.20%	2.20%
Since Inception*	3.70%	3.70%

Class K Shares†
1 Year	20.05%	20.05%
5 Year	2.46%	2.46%
Since Inception*	3.96%	3.96%

Class I Shares†
1 Year	20.34%	20.34%
5 Year	2.71%	2.71%
Since Inception*	4.20%	4.20%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.17%, 1.91%, 1.90%, 0.87%, 1.48%, 1.18% and 0.84% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

28	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.44%
5 Year	1.13%
Since Inception*	3.00%

Class B Shares
1 Year	8.49%
5 Year	1.29%
Since Inception*	3.07%

Class C Shares
1 Year	11.48%
5 Year	1.29%
Since Inception*	3.08%

Advisor Class Shares†
1 Year	13.61%
5 Year	2.31%
Since Inception*	4.11%

Class R Shares†
1 Year	13.06%
5 Year	1.79%
Since Inception*	3.59%

Class K Shares†
1 Year	13.38%
5 Year	2.05%
Since Inception*	3.86%

Class I Shares†
1 Year	13.66%
5 Year	2.30%
Since Inception*	4.10%

*	Inception date: 9/1/05.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	29

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	20.75%	15.60%
5 Year	2.10%	1.21%
Since Inception*	4.07%	3.26%

Class B Shares
1 Year	20.08%	16.08%
5 Year	1.38%	1.38%
Since Inception*	3.34%	3.34%

Class C Shares
1 Year	20.05%	19.05%
5 Year	1.40%	1.40%
Since Inception*	3.35%	3.35%

Advisor Class Shares†
1 Year	21.11%	21.11%
5 Year	2.41%	2.41%
Since Inception*	4.37%	4.37%

Class R Shares†
1 Year	20.57%	20.57%
5 Year	1.89%	1.89%
Since Inception*	3.86%	3.86%

Class K Shares†
1 Year	20.88%	20.88%
5 Year	2.15%	2.15%
Since Inception*	4.11%	4.11%

Class I Shares†
1 Year	21.24%	21.24%
5 Year	2.42%	2.42%
Since Inception*	4.39%	4.39%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.24%, 1.99%, 1.97%, 0.94%, 1.56%, 1.25% and 0.92% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

30	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.78%
5 Year	0.80%
Since Inception*	3.17%

Class B Shares
1 Year	8.66%
5 Year	0.95%
Since Inception*	3.21%

Class C Shares
1 Year	11.75%
5 Year	0.97%
Since Inception*	3.25%

Advisor Class Shares†
1 Year	13.94%
5 Year	1.97%
Since Inception*	4.27%

Class R Shares†
1 Year	13.40%
5 Year	1.48%
Since Inception*	3.76%

Class K Shares†
1 Year	13.61%
5 Year	1.71%
Since Inception*	3.99%

Class I Shares†
1 Year	13.94%
5 Year	1.99%
Since Inception*	4.28%

*	Inception date: 9/1/05.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	31

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	21.03%	15.95%
5 Year	1.91%	1.03%
Since Inception*	3.59%	2.78%

Class B Shares
1 Year	20.16%	16.16%
5 Year	1.19%	1.19%
Since Inception*	2.83%	2.83%

Class C Shares
1 Year	20.16%	19.16%
5 Year	1.17%	1.17%
Since Inception*	2.83%	2.83%

Advisor Class Shares†
1 Year	21.39%	21.39%
5 Year	2.21%	2.21%
Since Inception*	3.89%	3.89%

Class R Shares†
1 Year	20.75%	20.75%
5 Year	1.69%	1.69%
Since Inception*	3.40%	3.40%

Class K Shares†
1 Year	21.01%	21.01%
5 Year	1.95%	1.95%
Since Inception*	3.62%	3.62%

Class I Shares†
1 Year	21.38%	21.38%
5 Year	2.20%	2.20%
Since Inception*	3.88%	3.88%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.28%, 2.03%, 2.02%, 0.99%, 1.56%, 1.25% and 0.93% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

32	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.59%
5 Year	0.56%
Since Inception*	2.68%

Class B Shares
1 Year	8.65%
5 Year	0.73%
Since Inception*	2.73%

Class C Shares
1 Year	11.65%
5 Year	0.71%
Since Inception*	2.73%

Advisor Class Shares†
1 Year	13.78%
5 Year	1.72%
Since Inception*	3.77%

Class R Shares†
1 Year	13.26%
5 Year	1.22%
Since Inception*	3.30%

Class K Shares†
1 Year	13.53%
5 Year	1.45%
Since Inception*	3.51%

Class I Shares†
1 Year	13.76%
5 Year	1.73%
Since Inception*	3.76%

*	Inception date: 9/1/05.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	33

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	21.07%	15.95%
5 Year	1.47%	0.60%
Since Inception*	3.34%	2.53%

Class B Shares
1 Year	20.34%	16.34%
5 Year	0.75%	0.75%
Since Inception*	2.61%	2.61%

Class C Shares
1 Year	20.34%	19.34%
5 Year	0.75%	0.75%
Since Inception*	2.61%	2.61%

Advisor Class Shares†
1 Year	21.59%	21.59%
5 Year	1.76%	1.76%
Since Inception*	3.64%	3.64%

Class R Shares†
1 Year	20.97%	20.97%
5 Year	1.25%	1.25%
Since Inception*	3.11%	3.11%

Class K Shares†
1 Year	21.15%	21.15%
5 Year	1.50%	1.50%
Since Inception*	3.38%	3.38%

Class I Shares†
1 Year	21.64%	21.64%
5 Year	1.78%	1.78%
Since Inception*	3.65%	3.65%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.35%, 2.09%, 2.09%, 1.05%, 1.62%, 1.31% and 0.98% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

34	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.67%
5 Year	0.10%
Since Inception*	2.45%

Class B Shares
1 Year	8.67%
5 Year	0.28%
Since Inception*	2.52%

Class C Shares
1 Year	11.67%
5 Year	0.28%
Since Inception*	2.52%

Advisor Class Shares†
1 Year	13.79%
5 Year	1.27%
Since Inception*	3.54%

Class R Shares†
1 Year	13.27%
5 Year	0.76%
Since Inception*	3.01%

Class K Shares†
1 Year	13.48%
5 Year	1.03%
Since Inception*	3.29%

Class I Shares†
1 Year	13.71%
5 Year	1.27%
Since Inception*	3.54%

*	Inception date: 9/1/05.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	35

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	21.11%	15.98%
5 Year	1.61%	0.73%
Since Inception*	3.57%	2.76%

Class B Shares
1 Year	20.22%	16.22%
5 Year	0.89%	0.89%
Since Inception*	2.85%	2.85%

Class C Shares
1 Year	20.22%	19.22%
5 Year	0.89%	0.89%
Since Inception*	2.85%	2.85%

Advisor Class Shares†
1 Year	21.45%	21.45%
5 Year	1.92%	1.92%
Since Inception*	3.87%	3.87%

Class R Shares†
1 Year	20.89%	20.89%
5 Year	1.42%	1.42%
Since Inception*	3.37%	3.37%

Class K Shares†
1 Year	21.15%	21.15%
5 Year	1.66%	1.66%
Since Inception*	3.63%	3.63%

Class I Shares†
1 Year	21.47%	21.47%
5 Year	1.91%	1.91%
Since Inception*	3.87%	3.87%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.40%, 2.15%, 2.16%, 1.11%, 1.65%, 1.32% and 1.01% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios as 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

36	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.52%
5 Year	0.21%
Since Inception*	2.66%

Class B Shares
1 Year	8.59%
5 Year	0.39%
Since Inception*	2.75%

Class C Shares
1 Year	11.59%
5 Year	0.39%
Since Inception*	2.75%

Advisor Class Shares†
1 Year	13.72%
5 Year	1.38%
Since Inception*	3.76%

Class R Shares†
1 Year	13.12%
5 Year	0.89%
Since Inception*	3.26%

Class K Shares†
1 Year	13.49%
5 Year	1.16%
Since Inception*	3.53%

Class I Shares†
1 Year	13.69%
5 Year	1.40%
Since Inception*	3.78%

*	Inception date: 9/1/05.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	37

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	20.80%	15.71%
5 Year	1.32%	0.44%
Since Inception*	3.39%	2.58%

Class B Shares
1 Year	19.96%	15.96%
5 Year	0.61%	0.61%
Since Inception*	2.65%	2.65%

Class C Shares
1 Year	19.98%	18.98%
5 Year	0.59%	0.59%
Since Inception*	2.64%	2.64%

Advisor Class Shares†
1 Year	21.15%	21.15%
5 Year	1.61%	1.61%
Since Inception*	3.68%	3.68%

Class R Shares†
1 Year	20.54%	20.54%
5 Year	1.11%	1.11%
Since Inception*	3.17%	3.17%

Class K Shares†
1 Year	20.84%	20.84%
5 Year	1.35%	1.35%
Since Inception*	3.42%	3.42%

Class I Shares†
1 Year	21.15%	21.15%
5 Year	1.60%	1.60%
Since Inception*	3.67%	3.67%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.58%, 2.37%, 2.34%, 1.29%, 1.78%, 1.45% and 1.12% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

38	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.35%
5 Year	-0.04%
Since Inception*	2.51%

Class B Shares
1 Year	8.42%
5 Year	0.13%
Since Inception*	2.58%

Class C Shares
1 Year	11.44%
5 Year	0.11%
Since Inception*	2.56%

Advisor Class Shares†
1 Year	13.54%
5 Year	1.11%
Since Inception*	3.59%

Class R Shares†
1 Year	12.88%
5 Year	0.60%
Since Inception*	3.07%

Class K Shares†
1 Year	13.18%
5 Year	0.85%
Since Inception*	3.33%

Class I Shares†
1 Year	13.48%
5 Year	1.10%
Since Inception*	3.58%

*	Inception date: 9/1/05.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	39

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	20.74%	15.67%
Since Inception*	-1.23%	-2.38%

Class B Shares
1 Year	19.84%	15.84%
Since Inception*	-1.93%	-2.18%

Class C Shares
1 Year	19.95%	18.95%
Since Inception*	-1.87%	-1.87%

Advisor Class Shares†
1 Year	21.21%	21.21%
Since Inception*	-0.92%	-0.92%

Class R Shares†
1 Year	20.62%	20.62%
Since Inception*	-1.42%	-1.42%

Class K Shares†
1 Year	20.74%	20.74%
Since Inception*	-1.15%	-1.15%

Class I Shares†
1 Year	21.10%	21.10%
Since Inception*	-0.94%	-0.94%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 3.58%, 4.46%, 4.33%, 3.27%, 3.55%, 3.22% and 2.96% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

40	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.25%
Since Inception*	-2.39%

Class B Shares
1 Year	8.36%
Since Inception*	-2.19%

Class C Shares
1 Year	11.35%
Since Inception*	-1.91%

Advisor Class Shares†
1 Year	13.43%
Since Inception*	-0.96%

Class R Shares†
1 Year	12.83%
Since Inception*	-1.45%

Class K Shares†
1 Year	13.22%
Since Inception*	-1.15%

Class I Shares†
1 Year	13.57%
Since Inception*	-0.95%

*	Inception date: 6/29/07.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	41

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	20.98%	15.80%
Since Inception*	-1.78%	-2.92%

Class B Shares
1 Year	20.25%	16.25%
Since Inception*	-2.44%	-2.69%

Class C Shares
1 Year	20.28%	19.28%
Since Inception*	-2.47%	-2.47%

Advisor Class Shares†
1 Year	21.49%	21.49%
Since Inception*	-1.50%	-1.50%

Class R Shares†
1 Year	20.84%	20.84%
Since Inception*	-1.99%	-1.99%

Class K Shares†
1 Year	21.04%	21.04%
Since Inception*	-1.71%	-1.71%

Class I Shares†
1 Year	21.57%	21.57%
Since Inception*	-1.43%	-1.43%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 11.85%, 12.89%, 12.46%, 11.35%, 10.51%, 10.27% and 10.25% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

42	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	8.49%
Since Inception*	-2.91%

Class B Shares
1 Year	8.55%
Since Inception*	-2.72%

Class C Shares
1 Year	11.57%
Since Inception*	-2.50%

Advisor Class Shares†
1 Year	13.55%
Since Inception*	-1.55%

Class R Shares†
1 Year	13.13%
Since Inception*	-2.01%

Class K Shares†
1 Year	13.22%
Since Inception*	-1.73%

Class I Shares†
1 Year	13.59%
Since Inception*	-1.49%

*	Inception date: 6/29/07.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date is listed above.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	43

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTOFLIOS^~ AS OF FEBRUARY 28, 2011
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	19.69%
5 Year	0.10%
Since Inception*	1.90%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	21.61%
5 Year	1.83%
Since Inception*	4.88%

AllianceBernstein International Value Portfolio
1 Year	18.79%
5 Year	0.00%
Since Inception*	4.87%

AllianceBernstein International Growth Portfolio
1 Year	11.48%
5 Year	-0.85%
Since Inception*	2.82%

AllianceBernstein Short Duration Bond Portfolio
1 Year	3.54%
5 Year	3.42%
Since Inception*	3.26%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	7.19%
5 Year	6.51%
Since Inception*	6.00%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	8.17%
5 Year	6.29%
Since Inception*	5.54%

AllianceBernstein High-Yield Portfolio
1 Year	18.15%
5 Year	9.71%
Since Inception*	9.47%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	29.68%
5 Year	7.30%
Since Inception*	8.54%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	54.04%
5 Year	9.53%
Since Inception*	12.80%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	30.62%
5 Year	3.73%
Since Inception*	6.86%

AllianceBernstein Volatility Management Portfolio
1 Year	24.50%
Since Inception**	15.91%

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not bear sales charges or management fees.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

(Historical Performance continued on next page)

44	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	12.12%
5 Year	-0.09%
Since Inception*	1.88%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	14.62%
5 Year	1.83%
Since Inception*	4.78%

AllianceBernstein International Value Portfolio
1 Year	4.94%
5 Year	-1.79%
Since Inception*	3.95%

AllianceBernstein International Growth Portfolio
1 Year	4.77%
5 Year	-1.57%
Since Inception*	2.84%

AllianceBernstein Short Duration Bond Portfolio
1 Year	3.45%
5 Year	3.40%
Since Inception*	3.22%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	6.90%
5 Year	6.72%
Since Inception*	5.92%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	9.17%
5 Year	6.66%
Since Inception*	5.60%

AllianceBernstein High-Yield Portfolio
1 Year	14.04%
5 Year	9.76%
Since Inception*	9.38%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	21.00%
5 Years	7.10%
Since Inception*	8.71%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	49.32%
5 Year	9.54%
Since Inception*	13.47%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	23.49%
5 Year	3.05%
Since Inception*	6.87%

AllianceBernstein Volatility Management Portfolio
6 Months	14.96%
Since Inception**	15.07%

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance and Benchmark disclosures on pages 5 and 6.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	45

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2000 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,116.49	$4.25	0.81%
Hypothetical**	$1,000	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000	$1,112.88	$7.91	1.51%
Hypothetical**	$1,000	$1,017.31	$7.55	1.51%
Class C
Actual	$1,000	$1,112.88	$7.91	1.51%
Hypothetical**	$1,000	$1,017.31	$7.55	1.51%
Advisor Class
Actual	$1,000	$1,117.39	$2.68	0.51%
Hypothetical**	$1,000	$1,022.27	$2.56	0.51%
Class R
Actual	$1,000	$1,116.43	$5.30	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Class K
Actual	$1,000	$1,117.58	$3.99	0.76%
Hypothetical**	$1,000	$1,021.03	$3.81	0.76%
Class I
Actual	$1,000	$1,118.18	$2.68	0.51%
Hypothetical**	$1,000	$1,022.27	$2.56	0.51%
2005 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,145.68	$4.63	0.87%
Hypothetical**	$1,000	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000	$1,141.71	$8.34	1.57%
Hypothetical**	$1,000	$1,017.01	$7.85	1.57%
Class C
Actual	$1,000	$1,142.02	$8.34	1.57%
Hypothetical**	$1,000	$1,017.01	$7.85	1.57%
Advisor Class
Actual	$1,000	$1,148.53	$3.04	0.57%
Hypothetical**	$1,000	$1,021.97	$2.86	0.57%
Class R
Actual	$1,000	$1,144.78	$5.69	1.07%
Hypothetical**	$1,000	$1,019.49	$5.36	1.07%
Class K
Actual	$1,000	$1,146.10	$4.36	0.82%
Hypothetical**	$1,000	$1,020.73	$4.11	0.82%
Class I
Actual	$1,000	$1,147.69	$3.04	0.57%
Hypothetical**	$1,000	$1,021.97	$2.86	0.57%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	47

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,177.20	$4.80	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class B
Actual	$1,000	$1,171.43	$8.56	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Class C
Actual	$1,000	$1,172.75	$8.57	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Advisor Class
Actual	$1,000	$1,178.71	$3.19	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%
Class R
Actual	$1,000	$1,175.18	$5.88	1.09%
Hypothetical**	$1,000	$1,019.39	$5.46	1.09%
Class K
Actual	$1,000	$1,177.27	$4.53	0.84%
Hypothetical**	$1,000	$1,020.63	$4.21	0.84%
Class I
Actual	$1,000	$1,177.86	$3.19	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%

2015 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,196.69	$5.12	0.94%
Hypothetical**	$1,000	$1,020.13	$4.71	0.94%
Class B
Actual	$1,000	$1,192.69	$8.92	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Class C
Actual	$1,000	$1,192.69	$8.92	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Advisor Class
Actual	$1,000	$1,197.78	$3.49	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%
Class R
Actual	$1,000	$1,195.34	$6.21	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Class K
Actual	$1,000	$1,197.13	$4.85	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class I
Actual	$1,000	$1,199.15	$3.49	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%

48	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,215.81	$5.38	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class B
Actual	$1,000	$1,211.11	$9.21	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Class C
Actual	$1,000	$1,212.01	$9.21	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Advisor Class
Actual	$1,000	$1,217.72	$3.74	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000	$1,215.14	$6.48	1.18%
Hypothetical**	$1,000	$1,018.94	$5.91	1.18%
Class K
Actual	$1,000	$1,216.81	$5.11	0.93%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%
Class I
Actual	$1,000	$1,218.32	$3.74	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%

2025 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,236.34	$5.54	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,234.03	$9.42	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,233.74	$9.42	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,238.53	$3.89	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,235.97	$6.65	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,237.66	$5.27	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,238.53	$3.89	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	49

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,252.58	$5.70	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,248.47	$9.59	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,248.47	$9.59	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,254.62	$4.02	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,251.15	$6.81	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,252.35	$5.42	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,254.64	$4.02	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2035 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,263.60	$5.78	1.03%
Hypothetical**	$1,000	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000	$1,260.94	$9.70	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Class C
Actual	$1,000	$1,259.45	$9.69	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Advisor Class
Actual	$1,000	$1,265.83	$4.10	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%
Class R
Actual	$1,000	$1,262.89	$6.90	1.23%
Hypothetical**	$1,000	$1,018.70	$6.16	1.23%
Class K
Actual	$1,000	$1,264.44	$5.50	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class I
Actual	$1,000	$1,266.44	$4.10	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%

50	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,268.73	$5.79	1.03%
Hypothetical**	$1,000	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000	$1,264.24	$9.71	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Class C
Actual	$1,000	$1,264.24	$9.71	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Advisor Class
Actual	$1,000	$1,270.46	$4.11	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%
Class R
Actual	$1,000	$1,268.18	$6.92	1.23%
Hypothetical**	$1,000	$1,018.70	$6.16	1.23%
Class K
Actual	$1,000	$1,269.27	$5.51	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class I
Actual	$1,000	$1,270.95	$4.11	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%

2045 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,271.02	$5.86	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,266.02	$9.78	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,264.82	$9.77	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,272.99	$4.17	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,270.31	$6.98	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,270.28	$5.57	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,271.95	$4.17	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	51

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,271.57	$5.86	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,266.16	$9.78	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,267.21	$9.78	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,274.45	$4.17	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,270.61	$6.98	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,271.61	$5.58	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,271.81	$4.17	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

2055 Retirement Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,271.95	$5.86	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,268.90	$9.79	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,269.28	$9.79	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,275.27	$4.17	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,270.51	$6.98	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,272.18	$5.58	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,275.91	$4.18	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

52	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $32,078

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	53

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $37,495

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

54	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $173,644

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	55

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $334,866

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

56	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $436,942

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	57

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $359,180

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

58	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $321,574

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $220,547

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

60	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $188,054

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	61

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $127,018

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

62	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $22,206

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	63

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $4,869

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-401. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

64	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2000 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income – 73.2%
High-Yield Portfolio	61,741	$637,164
Bond Inflation Protection Portfolio	441,316	4,775,043
Intermediate Duration Bond Portfolio	607,090	6,410,865
Short Duration Bond Portfolio	662,032	6,335,645
Volatility Management Portfolio	482,807	5,339,850

		23,498,567

The AllianceBernstein Pooling Portfolios - Equity – 26.9%
International Growth Portfolio	102,386	925,565
International Value Portfolio	107,236	926,516
Multi-Asset Real Return Portfolio	236,310	2,287,481
Small-Mid Cap Growth Portfolio	21,289	374,055
Small-Mid Cap Value Portfolio	30,388	374,070
U.S. Large Cap Growth Portfolio	155,859	1,864,077
U.S. Value Portfolio	205,194	1,867,269

		8,619,033

Total Investments – 100.1% (cost $27,794,355)		32,117,600
Other assets less liabilities – (0.1)%		(39,119)

Net Assets – 100.0%		$32,078,481

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	65

2000 Retirement Strategy—Portfolio of Investments

2005 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income – 66.8%
High-Yield Portfolio	163,495	$1,687,268
Bond Inflation Protection Portfolio	525,329	5,684,061
Intermediate Duration Bond Portfolio	599,099	6,326,482
Short Duration Bond Portfolio	424,577	4,063,204
Volatility Management Portfolio	658,627	7,284,415

		25,045,430

The AllianceBernstein Pooling Portfolios - Equity – 33.4%
International Growth Portfolio	164,093	1,483,398
International Value Portfolio	172,749	1,492,551
Multi-Asset Real Return Portfolio	276,069	2,672,346
Small-Mid Cap Growth Portfolio	34,595	607,831
Small-Mid Cap Value Portfolio	49,549	609,955
U.S. Large Cap Growth Portfolio	235,175	2,812,692
U.S. Value Portfolio	311,473	2,834,410

		12,513,183

Total Investments – 100.2% (cost $31,145,795)		37,558,613
Other assets less liabilities – (0.2)%		(63,436)

Net Assets – 100.0%		$37,495,177

See notes to financial statements.

66	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2005 Retirement Strategy—Portfolio of Investments

2010 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income – 56.8%
High-Yield Portfolio	1,107,775	$11,432,234
Bond Inflation Protection Portfolio	2,262,250	24,477,550
Intermediate Duration Bond Portfolio	2,355,018	24,868,997
Short Duration Bond Portfolio	300,682	2,877,523
Volatility Management Portfolio	3,161,524	34,966,453

		98,622,757

The AllianceBernstein Pooling Portfolios - Equity – 43.4%
International Growth Portfolio	1,025,685	9,272,195
International Value Portfolio	1,115,095	9,634,421
Multi-Asset Real Return Portfolio	1,276,617	12,357,654
Small-Mid Cap Growth Portfolio	237,023	4,164,495
Small-Mid Cap Value Portfolio	340,079	4,186,365
U.S. Large Cap Growth Portfolio	1,485,857	17,770,854
U.S. Value Portfolio	1,968,300	17,911,530

		75,297,514

Total Investments – 100.2% (cost $146,617,176)		173,920,271
Other assets less liabilities – (0.2)%		(276,035)

Net Assets – 100.0%		$173,644,236

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	67

2010 Retirement Strategy—Portfolio of Investments

2015 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.3%
The AllianceBernstein Pooling Portfolios - Equity – 50.7%
International Growth Portfolio	2,412,881	$21,812,443
International Value Portfolio	2,557,045	22,092,868
Multi-Asset Real Return Portfolio	2,463,018	23,842,016
Small-Mid Cap Growth Portfolio	623,621	10,957,026
Small-Mid Cap Value Portfolio	892,347	10,984,790
U.S. Large Cap Growth Portfolio	3,343,522	39,988,521
U.S. Value Portfolio	4,404,588	40,081,752

		169,759,416

The AllianceBernstein Pooling Portfolios - Fixed Income – 49.6%
High-Yield Portfolio	2,281,832	23,548,510
Bond Inflation Protection Portfolio	3,107,665	33,624,930
Intermediate Duration Bond Portfolio	3,948,044	41,691,346
Volatility Management Portfolio	6,081,359	67,259,827

		166,124,613

Total Investments – 100.3% (cost $284,435,328)		335,884,029
Other assets less liabilities – (0.3)%		(1,018,484)

Net Assets – 100.0%		$334,865,545

See notes to financial statements.

68	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2015 Retirement Strategy—Portfolio of Investments

2020 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 57.7%
International Growth Portfolio	3,640,566	$32,910,715
International Value Portfolio	3,853,336	33,292,819
Multi-Asset Real Return Portfolio	3,192,813	30,906,433
Small-Mid Cap Growth Portfolio	1,016,637	17,862,308
Small-Mid Cap Value Portfolio	1,454,557	17,905,600
U.S. Large Cap Growth Portfolio	4,969,995	59,441,138
U.S. Value Portfolio	6,586,961	59,941,344

		252,260,357

The AllianceBernstein Pooling Portfolios - Fixed Income – 42.5%
High-Yield Portfolio	2,963,279	30,581,044
Bond Inflation Protection Portfolio	2,020,726	21,864,252
Intermediate Duration Bond Portfolio	4,294,516	45,350,087
Volatility Management Portfolio	7,937,163	87,785,025

		185,580,408

Total Investments – 100.2% (cost $375,122,060)		437,840,765
Other assets less liabilities – (0.2)%		(898,712)

Net Assets – 100.0%		$436,942,053

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	69

2020 Retirement Strategy—Portfolio of Investments

2025 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.0%
The AllianceBernstein Pooling Portfolios - Equity – 66.7%
International Growth Portfolio	3,562,556	$32,205,505
International Value Portfolio	3,741,865	32,329,719
Multi-Asset Real Return Portfolio	2,615,887	25,321,784
Small-Mid Cap Growth Portfolio	986,720	17,336,675
Small-Mid Cap Value Portfolio	1,415,715	17,427,454
U.S. Large Cap Growth Portfolio	4,795,120	57,349,633
U.S. Value Portfolio	6,336,785	57,664,741

		239,635,511

The AllianceBernstein Pooling Portfolios - Fixed Income – 33.3%
High-Yield Portfolio	2,414,627	24,918,954
Bond Inflation Protection Portfolio	249,889	2,703,798
Intermediate Duration Bond Portfolio	2,563,494	27,070,491
Volatility Management Portfolio	5,855,884	64,766,078

		119,459,321

Total Investments – 100.0% (cost $307,525,413)		359,094,832
Other assets less liabilities – 0.0%		85,095

Net Assets – 100.0%		$359,179,927

See notes to financial statements.

70	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2025 Retirement Strategy—Portfolio of Investments

2030 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.4%
The AllianceBernstein Pooling Portfolios - Equity – 76.1%
International Growth Portfolio	3,807,297	$34,417,969
International Value Portfolio	3,989,858	34,472,375
Multi-Asset Real Return Portfolio	1,812,968	17,549,534
Small-Mid Cap Growth Portfolio	1,059,178	18,609,763
Small-Mid Cap Value Portfolio	1,519,708	18,707,601
U.S. Large Cap Growth Portfolio	5,034,664	60,214,576
U.S. Value Portfolio	6,653,501	60,546,855

		244,518,673

The AllianceBernstein Pooling Portfolios - Fixed Income – 24.3%
High-Yield Portfolio	1,673,996	17,275,633
Intermediate Duration Bond Portfolio	1,637,434	17,291,305
Volatility Management Portfolio	3,946,581	43,649,184

		78,216,122

Total Investments – 100.4% (cost $274,058,077)		322,734,795
Other assets less liabilities – (0.4)%		(1,160,595)

Net Assets – 100.0%		$321,574,200

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	71

2030 Retirement Strategy—Portfolio of Investments

2035 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.1%
The AllianceBernstein Pooling Portfolios - Equity – 83.6%
International Growth Portfolio	2,883,133	$26,063,526
International Value Portfolio	3,025,217	26,137,870
Multi-Asset Real Return Portfolio	1,146,821	11,101,231
Small-Mid Cap Growth Portfolio	823,348	14,466,228
Small-Mid Cap Value Portfolio	1,181,325	14,542,105
U.S. Large Cap Growth Portfolio	3,837,624	45,897,986
U.S. Value Portfolio	5,070,109	46,137,990

		184,346,936

The AllianceBernstein Pooling Portfolios - Fixed Income – 16.5%
High-Yield Portfolio	212,743	2,195,510
Intermediate Duration Bond Portfolio	1,041,069	10,993,684
Volatility Management Portfolio	2,098,239	23,206,521

		36,395,715

Total Investments – 100.1% (cost $187,575,665)		220,742,651
Other assets less liabilities – (0.1)%		(195,416)

Net Assets – 100.0%		$220,547,235

See notes to financial statements.

72	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2035 Retirement Strategy—Portfolio of Investments

2040 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.3%
The AllianceBernstein Pooling Portfolios - Equity – 89.3%
International Growth Portfolio	2,624,065	$23,721,544
International Value Portfolio	2,764,601	23,886,148
Multi-Asset Real Return Portfolio	981,118	9,497,224
Small-Mid Cap Growth Portfolio	741,565	13,029,302
Small-Mid Cap Value Portfolio	1,063,973	13,097,508
U.S. Large Cap Growth Portfolio	3,532,305	42,246,372
U.S. Value Portfolio	4,668,005	42,478,846

		167,956,944

The AllianceBernstein Pooling Portfolios - Fixed Income – 11.0%
Intermediate Duration Bond Portfolio	885,876	9,354,853
Volatility Management Portfolio	1,025,827	11,345,649

		20,700,502

Total Investments – 100.3% (cost $155,587,789)		188,657,446
Other assets less liabilities – (0.3)%		(603,829)

Net Assets – 100.0%		$188,053,617

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	73

2040 Retirement Strategy—Portfolio of Investments

2045 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 94.2%
International Growth Portfolio	1,880,867	$17,003,039
International Value Portfolio	1,969,868	17,019,657
Multi-Asset Real Return Portfolio	661,956	6,407,735
Small-Mid Cap Growth Portfolio	532,633	9,358,357
Small-Mid Cap Value Portfolio	764,212	9,407,448
U.S. Large Cap Growth Portfolio	2,520,301	30,142,808
U.S. Value Portfolio	3,327,022	30,275,900

		119,614,944

The AllianceBernstein Pooling Portfolios - Fixed Income – 6.0%
Intermediate Duration Bond Portfolio	601,021	6,346,781
Volatility Management Portfolio	113,472	1,254,998

		7,601,779

Total Investments – 100.2% (cost $105,035,722)		127,216,723
Other assets less liabilities – (0.2)%		(198,986)

Net Assets – 100.0%		$127,017,737

See notes to financial statements.

74	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2045 Retirement Strategy—Portfolio of Investments

2050 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.0%
The AllianceBernstein Pooling Portfolios - Equity – 95.0%
International Growth Portfolio	331,729	$2,998,827
International Value Portfolio	348,411	3,010,269
Multi-Asset Real Return Portfolio	115,304	1,116,147
Small-Mid Cap Growth Portfolio	94,077	1,652,941
Small-Mid Cap Value Portfolio	134,984	1,661,661
U.S. Large Cap Growth Portfolio	444,270	5,313,468
U.S. Value Portfolio	587,125	5,342,835

		21,096,148

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Intermediate Duration Bond Portfolio	104,673	1,105,343

Total Investments – 100.0% (cost $16,823,743)		22,201,491
Other assets less liabilities – 0.0%		4,847

Net Assets – 100.0%		$22,206,338

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	75

2050 Retirement Strategy—Portfolio of Investments

2055 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 104.2%
The AllianceBernstein Pooling Portfolios - Equity – 99.0%
International Growth Portfolio	75,696	$684,288
International Value Portfolio	79,376	685,809
Multi-Asset Real Return Portfolio	26,535	256,862
Small-Mid Cap Growth Portfolio	21,510	377,932
Small-Mid Cap Value Portfolio	30,877	380,095
U.S. Large Cap Growth Portfolio	101,617	1,215,341
U.S. Value Portfolio	133,790	1,217,483

		4,817,810

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.2%
Intermediate Duration Bond Portfolio	24,092	254,417

Total Investments – 104.2% (cost $4,110,830)		5,072,227
Other assets less liabilities – (4.2)%		(203,074)

Net Assets – 100.0%		$4,869,153

See notes to financial statements.

76	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2055 Retirement Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2011 (unaudited)

2000 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $27,794,355)	$32,117,600
Receivable for capital stock sold	48,858
Receivable for investments sold	20,372
Receivable due from Adviser	13,540

Total assets	32,200,370

Liabilities
Payable for capital stock redeemed	49,623
Audit fee payable	18,543
Legal fee payable	14,215
Printing fee payable	8,220
Registration fee payable	8,073
Distribution fee payable	6,923
Transfer Agent fee payable	3,152
Accrued expenses	13,140

Total liabilities	121,889

Net Assets	$32,078,481

Composition of Net Assets
Capital stock, at par	$3,031
Additional paid-in capital	31,382,133
Undistributed net investment income	55,746
Accumulated net realized loss on investment transactions	(3,685,674)
Net unrealized appreciation on investments	4,323,245

$32,078,481

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$6,634,678	616,081	$10.77	*

B	$148,124	13,895	$10.66

C	$798,439	74,873	$10.66

Advisor	$303,226	28,070	$10.80

R	$2,655,515	250,350	$10.61

K	$19,947,986	1,896,377	$10.52

I	$1,590,513	150,901	$10.54

*	The maximum offering price per share for Class A shares was $11.25 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	77

Statement of Assets & Liabilities

2005 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $31,145,795)	$37,558,613
Receivable for investments sold	33,675
Receivable for capital stock sold	25,937
Receivable due from Adviser	6,242

Total assets	37,624,467

Liabilities
Payable for capital stock redeemed	51,410
Audit fee payable	18,543
Legal fee payable	13,670
Printing fee payable	11,564
Distribution fee payable	8,960
Registration fee payable	8,356
Transfer Agent fee payable	2,329
Accrued expenses	14,458

Total liabilities	129,290

Net Assets	$37,495,177

Composition of Net Assets
Capital stock, at par	$3,597
Additional paid-in capital	42,189,079
Distributions in excess of net investment income	(36,163)
Accumulated net realized loss on investment transactions	(11,074,154)
Net unrealized appreciation on investments	6,412,818

$37,495,177

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$21,012,573	2,013,877	$10.43	*

B	$462,208	44,353	$10.42

C	$340,498	32,738	$10.40

Advisor	$472,455	45,093	$10.48

R	$3,703,346	356,779	$10.38

K	$11,106,084	1,065,762	$10.42

I	$398,013	38,134	$10.44

*	The maximum offering price per share for Class A shares was $10.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

78	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2010 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $146,617,176)	$173,920,271
Receivable for capital stock sold	702,794
Receivable for investments sold	208,156

Total assets	174,831,221

Liabilities
Payable for capital stock redeemed	982,925
Distribution fee payable	35,763
Advisory fee payable	32,755
Administrative fee payable	18,682
Transfer Agent fee payable	8,700
Accrued expenses	108,160

Total liabilities	1,186,985

Net Assets	$173,644,236

Composition of Net Assets
Capital stock, at par	$16,555
Additional paid-in capital	189,105,019
Distributions in excess of net investment income	(14,803)
Accumulated net realized loss on investment transactions	(42,765,630)
Net unrealized appreciation on investments	27,303,095

$173,644,236

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$57,627,898	5,500,884	$10.48	*

B	$674,436	64,761	$10.41

C	$2,330,822	223,940	$10.41

Advisor	$15,483,616	1,471,881	$10.52

R	$15,813,231	1,510,459	$10.47

K	$73,876,412	7,036,823	$10.50

I	$7,837,821	745,815	$10.51

*	The maximum offering price per share for Class A shares was $10.95 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	79

Statement of Assets & Liabilities

2015 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $284,435,328)	$335,884,029
Receivable for capital stock sold	535,680
Receivable for investments sold	420,488

Total assets	336,840,197

Liabilities
Payable for capital stock redeemed	1,589,112
Advisory fee payable	118,464
Distribution fee payable	68,633
Transfer Agent fee payable	19,411
Administrative fee payable	18,182
Accrued expenses	160,850

Total liabilities	1,974,652

Net Assets	$334,865,545

Composition of Net Assets
Capital stock, at par	$31,605
Additional paid-in capital	345,795,024
Distributions in excess of net investment income	(230,891)
Accumulated net realized loss on investment transactions	(62,178,894)
Net unrealized appreciation on investments	51,448,701

$334,865,545

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$98,112,240	9,277,642	$10.58	*

B	$2,358,706	224,365	$10.51

C	$4,353,065	414,095	$10.51

Advisor	$13,878,165	1,305,053	$10.63

R	$43,553,789	4,123,635	$10.56

K	$127,038,474	11,967,114	$10.62

I	$45,571,106	4,293,000	$10.62

*	The maximum offering price per share for Class A shares was $11.05 which reflects a sales charge of 4.25%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2020 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $375,122,060)	$437,840,765
Receivable for capital stock sold	1,036,451
Receivable for investments sold	565,631

Total assets	439,442,847

Liabilities
Payable for capital stock redeemed	2,041,362
Advisory fee payable	160,818
Distribution fee payable	95,972
Transfer Agent fee payable	22,722
Administrative fee payable	18,182
Accrued expenses	161,738

Total liabilities	2,500,794

Net Assets	$436,942,053

Composition of Net Assets
Capital stock, at par	$41,699
Additional paid-in capital	448,662,187
Distributions in excess of net investment income	(245,042)
Accumulated net realized loss on investment transactions	(74,235,496)
Net unrealized appreciation on investments	62,718,705

$436,942,053

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$124,758,142	11,925,510	$10.46	*

B	$2,283,571	220,125	$10.37

C	$6,011,070	578,585	$10.39

Advisor	$15,134,041	1,438,586	$10.52

R	$56,134,103	5,378,323	$10.44

K	$203,394,862	19,376,404	$10.50

I	$29,226,264	2,780,981	$10.51

*	The maximum offering price per share for Class A shares was $10.92 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	81

Statement of Assets & Liabilities

2025 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $307,525,413)	$359,094,832
Receivable for capital stock sold	2,260,305
Receivable for investments sold	1,316,148

Total assets	362,671,285

Liabilities
Payable for capital stock redeemed	3,079,622
Advisory fee payable	125,215
Distribution fee payable	81,660
Transfer Agent fee payable	21,338
Administrative fee payable	18,932
Accrued expenses	164,591

Total liabilities	3,491,358

Net Assets	$359,179,927

Composition of Net Assets
Capital stock, at par	$33,834
Additional paid-in capital	368,794,929
Distributions in excess of net investment income	(310,106)
Accumulated net realized loss on investment transactions	(60,908,149)
Net unrealized appreciation on investments	51,569,419

$359,179,927

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$122,861,494	11,588,108	$10.60	*

B	$1,504,533	143,345	$10.50

C	$4,427,705	421,382	$10.51

Advisor	$10,390,952	975,580	$10.65

R	$52,246,306	4,926,975	$10.60

K	$151,416,420	14,244,784	$10.63

I	$16,332,517	1,533,470	$10.65

*	The maximum offering price per share for Class A shares was $11.07 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2030 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $274,058,077)	$322,734,795
Receivable for investments sold	1,101,397
Receivable for capital stock sold	678,250

Total assets	324,514,442

Liabilities
Payable for capital stock redeemed	2,569,786
Advisory fee payable	104,803
Distribution fee payable	73,859
Transfer Agent fee payable	19,279
Administrative fee payable	18,682
Accrued expenses	153,833

Total liabilities	2,940,242

Net Assets	$321,574,200

Composition of Net Assets
Capital stock, at par	$30,492
Additional paid-in capital	319,841,623
Distributions in excess of net investment income	(489,769)
Accumulated net realized loss on investment transactions	(46,484,864)
Net unrealized appreciation on investments	48,676,718

$321,574,200

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$103,206,400	9,786,135	$10.55	*

B	$1,363,754	130,626	$10.44

C	$5,510,230	527,813	$10.44

Advisor	$9,116,307	860,118	$10.60

R	$47,715,505	4,532,256	$10.53

K	$139,099,874	13,182,424	$10.55

I	$15,562,130	1,472,438	$10.57

*	The maximum offering price per share for Class A shares was $11.02 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	83

Statement of Assets & Liabilities

2035 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $187,575,665)	$220,742,651
Receivable for capital stock sold	1,027,573
Receivable for investments sold	619,943

Total assets	222,390,167

Liabilities
Payable for capital stock redeemed	1,549,551
Advisory fee payable	67,140
Distribution fee payable	49,703
Administrative fee payable	18,932
Transfer Agent fee payable	18,092
Accrued expenses	139,514

Total liabilities	1,842,932

Net Assets	$220,547,235

Composition of Net Assets
Capital stock, at par	$20,946
Additional paid-in capital	217,055,614
Undistributed net investment income	278,199
Accumulated net realized loss on investment transactions	(29,974,510)
Net unrealized appreciation on investments	33,166,986

$220,547,235

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$69,462,458	6,587,698	$10.54	*

B	$950,057	90,818	$10.46

C	$3,370,201	322,147	$10.46

Advisor	$7,027,561	663,528	$10.59

R	$33,000,079	3,152,019	$10.47

K	$95,517,064	9,066,651	$10.53

I	$11,219,815	1,062,798	$10.56

*	The maximum offering price per share for Class A shares was $11.01 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2040 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $155,587,789)	$188,657,446
Receivable for capital stock sold	500,148
Receivable for investments sold	426,017

Total assets	189,583,611

Liabilities
Payable for capital stock redeemed	1,260,893
Advisory fee payable	52,042
Distribution fee payable	43,286
Administrative fee payable	19,182
Transfer Agent fee payable	13,431
Accrued expenses	141,160

Total liabilities	1,529,994

Net Assets	$188,053,617

Composition of Net Assets
Capital stock, at par	$17,490
Additional paid-in capital	178,944,449
Undistributed net investment income	231,190
Accumulated net realized loss on investment transactions	(24,209,169)
Net unrealized appreciation on investments	33,069,657

$188,053,617

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$61,411,473	5,698,559	$10.78	*

B	$981,647	91,845	$10.69

C	$3,210,846	300,300	$10.69

Advisor	$6,682,820	616,774	$10.84

R	$30,263,680	2,825,891	$10.71

K	$74,518,157	6,936,984	$10.74

I	$10,984,994	1,019,634	$10.77

*	The maximum offering price per share for Class A shares was $11.26 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	85

Statement of Assets & Liabilities

2045 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $105,035,722)	$127,216,723
Receivable for capital stock sold	496,608
Receivable for investments sold	311,438

Total assets	128,024,769

Liabilities
Payable for capital stock redeemed	789,681
Printing fee payable	57,043
Distribution fee payable	29,122
Advisory fee payable	26,053
Administrative fee payable	19,423
Transfer Agent fee payable	8,476
Accrued expenses	77,234

Total liabilities	1,007,032

Net Assets	$127,017,737

Composition of Net Assets
Capital stock, at par	$12,068
Additional paid-in capital	118,221,393
Distributions in excess of net investment income	(240,297)
Accumulated net realized loss on investment transactions	(13,156,428)
Net unrealized appreciation on investments	22,181,001

$127,017,737

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$46,098,328	4,362,885	$10.57	*

B	$374,466	35,826	$10.45

C	$1,948,936	186,605	$10.44

Advisor	$6,798,726	640,325	$10.62

R	$22,714,242	2,170,218	$10.47

K	$44,218,837	4,209,697	$10.50

I	$4,864,202	462,444	$10.52

*	The maximum offering price per share for Class A shares was $11.04 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2050 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $16,823,743)	$22,201,491
Receivable for investments sold	204,430
Receivable for capital stock sold	160,813
Receivable due from Adviser	15,971

Total assets	22,582,705

Liabilities
Payable for capital stock redeemed	304,726
Distribution fee payable	4,800
Transfer Agent fee payable	3,437
Accrued expenses	63,404

Total liabilities	376,367

Net Assets	$22,206,338

Composition of Net Assets
Capital stock, at par	$2,504
Additional paid-in capital	17,419,930
Distributions in excess of net investment income	(113,235)
Accumulated net realized loss on investment transactions	(480,609)
Net unrealized appreciation on investments	5,377,748

$22,206,338

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$5,085,448	571,307	$8.90	*

B	$34,405	3,899	$8.82

C	$306,603	34,700	$8.84

Advisor	$1,180,562	131,919	$8.95

R	$3,452,458	390,642	$8.84

K	$11,068,384	1,250,242	$8.85

I	$1,078,478	121,578	$8.87

*	The maximum offering price per share for Class A shares was $9.30 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	87

Statement of Assets & Liabilities

2055 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $4,110,830)	$5,072,227
Receivable for capital stock sold	51,412
Receivable due from Adviser	26,721
Receivable for investments sold	1,710

Total assets	5,152,070

Liabilities
Payable for capital stock redeemed	218,963
Audit fee payable	18,410
Transfer Agent fee payable	4,034
Distribution fee payable	1,118
Accrued expenses	40,392

Total liabilities	282,917

Net Assets	$4,869,153

Composition of Net Assets
Capital stock, at par	$564
Additional paid-in capital	4,050,033
Distributions in excess of net investment income	(2,953)
Accumulated net realized loss on investment transactions	(139,888)
Net unrealized appreciation on investments	961,397

$4,869,153

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,048,930	118,093	$8.88	*

B	$26,914	3,084	$8.73

C	$60,610	6,953	$8.72

Advisor	$190,103	21,321	$8.92

R	$779,346	91,660	$8.50

K	$2,678,610	312,746	$8.56

I	$84,640	9,869	$8.58

*	The maximum offering price per share for Class A shares was $9.27 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$775,610

Expenses
Advisory fee (see Note B)	$85,871
Distribution fee – Class A	9,827
Distribution fee – Class B	825
Distribution fee – Class C	4,124
Distribution fee – Class R	6,586
Distribution fee – Class K	23,625
Transfer agency – Class A	4,836
Transfer agency – Class B	146
Transfer agency – Class C	823
Transfer agency – Advisor Class	478
Transfer agency – Class R	2,442
Transfer agency – Class K	18,900
Transfer agency – Class I	959
Registration fees	40,725
Administrative	38,191
Custodian	29,655
Legal	20,152
Audit	14,842
Printing	6,864
Directors’ fees	2,172
Miscellaneous	4,163

Total expenses	316,206
Less: expenses waived and reimbursed by the Adviser (see Note B)	(191,593)

Net expenses		124,613

Net investment income		650,997

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		510,145
Net realized gain distributions from affiliated Underlying Portfolios		115,688
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		2,172,696

Net gain on investment transactions		2,798,529

Net Increase in Net Assets from Operations		$3,449,526

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	89

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$1,006,287

Expenses
Advisory fee (see Note B)	$105,862
Distribution fee – Class A	33,082
Distribution fee – Class B	2,191
Distribution fee – Class C	1,643
Distribution fee – Class R	8,721
Distribution fee – Class K	14,017
Transfer agency – Class A	15,270
Transfer agency – Class B	325
Transfer agency – Class C	325
Transfer agency – Advisor Class	405
Transfer agency – Class R	3,802
Transfer agency – Class K	11,214
Transfer agency – Class I	243
Registration fees	40,725
Administrative	38,191
Custodian	29,655
Legal	20,152
Audit	14,842
Printing	9,556
Directors’ fees	2,172
Miscellaneous	3,983

Total expenses	356,376
Less: expenses waived and reimbursed by the Adviser (see Note B)	(187,010)

Net expenses		169,366

Net investment income		836,921

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		769,065
Net realized gain distributions from affiliated Underlying Portfolios		161,554
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		3,506,604

Net gain on investment transactions		4,437,223

Net Increase in Net Assets from Operations		$5,274,144

See notes to financial statements.

90	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,534,825

Expenses
Advisory fee (see Note B)	$470,742
Distribution fee – Class A	88,450
Distribution fee – Class B	3,414
Distribution fee – Class C	11,270
Distribution fee – Class R	39,221
Distribution fee – Class K	88,990
Transfer agency – Class A	37,287
Transfer agency – Class B	581
Transfer agency – Class C	1,887
Transfer agency – Advisor Class	9,116
Transfer agency – Class R	17,652
Transfer agency – Class K	71,192
Transfer agency – Class I	4,438
Registration fees	42,716
Administrative	38,191
Custodian	29,655
Printing	23,063
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	4,344

Total expenses	1,019,375
Less: expenses waived and reimbursed by the Adviser (see Note B)	(283,052)

Net expenses		736,323

Net investment income		3,798,502

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(576,453)
Net realized gain distributions from affiliated Underlying Portfolios		716,960
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		23,767,358

Net gain on investment transactions		23,907,865

Net Increase in Net Assets from Operations		$27,706,367

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	91

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$8,139,566

Expenses
Advisory fee (see Note B)	$967,575
Distribution fee – Class A	145,742
Distribution fee – Class B	11,627
Distribution fee – Class C	19,231
Distribution fee – Class R	106,504
Distribution fee – Class K	148,066
Transfer agency – Class A	52,133
Transfer agency – Class B	1,565
Transfer agency – Class C	2,727
Transfer agency – Advisor Class	7,525
Transfer agency – Class R	55,382
Transfer agency – Class K	118,454
Transfer agency – Class I	20,903
Registration fees	42,716
Administrative	38,191
Printing	30,215
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	5,430

Total expenses	1,840,807
Less: expenses waived and reimbursed by the Adviser (see Note B)	(377,557)

Net expenses		1,463,250

Net investment income		6,676,316

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(3,472,506)
Net realized gain distributions from affiliated Underlying Portfolios		1,322,254
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		52,749,835

Net gain on investment transactions		50,599,583

Net Increase in Net Assets from Operations		$57,275,899

See notes to financial statements.

92	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$9,988,274

Expenses
Advisory fee (see Note B)	$1,252,269
Distribution fee – Class A	182,712
Distribution fee – Class B	11,252
Distribution fee – Class C	28,888
Distribution fee – Class R	132,791
Distribution fee – Class K	242,141
Transfer agency – Class A	75,812
Transfer agency – Class B	1,789
Transfer agency – Class C	4,852
Transfer agency – Advisor Class	9,297
Transfer agency – Class R	57,871
Transfer agency – Class K	160,712
Transfer agency – Class I	12,098
Registration fees	43,802
Administrative	38,191
Printing	37,120
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	5,973

Total expenses	2,364,391
Less: expenses waived and reimbursed by the Adviser (see Note B)	(347,369)

Net expenses		2,017,022

Net investment income		7,971,252

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(5,306,634)
Net realized gain distributions from affiliated Underlying Portfolios		1,671,964
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		76,304,764

Net gain on investment transactions		72,670,094

Net Increase in Net Assets from Operations		$80,641,346

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	93

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$7,762,999

Expenses
Advisory fee (see Note B)	$1,043,218
Distribution fee – Class A	179,787
Distribution fee – Class B	7,070
Distribution fee – Class C	19,841
Distribution fee – Class R	123,470
Distribution fee – Class K	173,953
Transfer agency – Class A	76,611
Transfer agency – Class B	1,186
Transfer agency – Class C	3,581
Transfer agency – Advisor Class	7,580
Transfer agency – Class R	64,204
Transfer agency – Class K	115,976
Transfer agency – Class I	10,704
Registration fees	43,078
Administrative	38,191
Printing	36,862
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	5,250

Total expenses	2,017,383
Less: expenses waived and reimbursed by the Adviser (see Note B)	(311,867)

Net expenses		1,705,516

Net investment income		6,057,483

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(5,898,488)
Net realized gain distributions from affiliated Underlying Portfolios		1,214,506
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		70,700,105

Net gain on investment transactions		66,016,123

Net Increase in Net Assets from Operations		$72,073,606

See notes to financial statements.

94	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$6,013,040

Expenses
Advisory fee (see Note B)	$990,848
Distribution fee – Class A	148,416
Distribution fee – Class B	6,399
Distribution fee – Class C	25,525
Distribution fee – Class R	109,592
Distribution fee – Class K	162,761
Transfer agency – Class A	81,103
Transfer agency – Class B	1,354
Transfer agency – Class C	5,565
Transfer agency – Advisor Class	8,511
Transfer agency – Class R	49,756
Transfer agency – Class K	113,744
Transfer agency – Class I	9,194
Registration fees	42,716
Administrative	38,191
Printing	35,156
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	5,068

Total expenses	1,900,720
Less: expenses waived and reimbursed by the Adviser (see Note B)	(350,473)

Net expenses		1,550,247

Net investment income		4,462,793

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(5,675,985)
Net realized gain distributions from affiliated Underlying Portfolios		804,874
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		67,894,714

Net gain on investment transactions		63,023,603

Net Increase in Net Assets from Operations		$67,486,396

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	95

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$3,509,845

Expenses
Advisory fee (see Note B)	$667,073
Distribution fee – Class A	101,430
Distribution fee – Class B	4,459
Distribution fee – Class C	15,506
Distribution fee – Class R	74,025
Distribution fee – Class K	106,631
Transfer agency – Class A	61,735
Transfer agency – Class B	1,010
Transfer agency – Class C	3,689
Transfer agency – Advisor Class	7,358
Transfer agency – Class R	33,577
Transfer agency – Class K	74,704
Transfer agency – Class I	6,497
Registration fees	42,716
Administrative	38,191
Printing	31,607
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	4,706

Total expenses	1,341,735
Less: expenses waived and reimbursed by the Adviser (see Note B)	(290,509)

Net expenses		1,051,226

Net investment income		2,458,619

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(4,725,496)
Net realized gain distributions from affiliated Underlying Portfolios		425,690
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		49,104,725

Net gain on investment transactions		44,804,919

Net Increase in Net Assets from Operations		$47,263,538

See notes to financial statements.

96	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$2,911,188

Expenses
Advisory fee (see Note B)	$585,293
Distribution fee – Class A	90,650
Distribution fee – Class B	4,711
Distribution fee – Class C	15,527
Distribution fee – Class R	69,046
Distribution fee – Class K	87,402
Transfer agency – Class A	59,736
Transfer agency – Class B	1,134
Transfer agency – Class C	4,501
Transfer agency – Advisor Class	7,745
Transfer agency – Class R	31,309
Transfer agency – Class K	61,110
Transfer agency – Class I	6,289
Registration fees	42,716
Administrative	38,191
Printing	31,996
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	4,526

Total expenses	1,208,703
Less: expenses waived and reimbursed by the Adviser (see Note B)	(284,037)

Net expenses		924,666

Net investment income		1,986,522

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(5,406,833)
Net realized gain distributions from affiliated Underlying Portfolios		217,495
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		45,159,352

Net gain on investment transactions		39,970,014

Net Increase in Net Assets from Operations		$41,956,536

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	97

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$1,812,574

Expenses
Advisory fee (see Note B)	$383,884
Distribution fee – Class A	65,503
Distribution fee – Class B	1,722
Distribution fee – Class C	8,750
Distribution fee – Class R	50,710
Distribution fee – Class K	50,128
Transfer agency – Class A	51,125
Transfer agency – Class B	527
Transfer agency – Class C	2,859
Transfer agency – Advisor Class	8,198
Transfer agency – Class R	26,369
Transfer agency – Class K	35,100
Transfer agency – Class I	2,965
Registration fees	41,630
Administrative	38,191
Printing	30,268
Custodian	29,655
Legal	20,152
Audit	14,842
Directors’ fees	2,172
Miscellaneous	4,526

Total expenses	869,276
Less: expenses waived and reimbursed by the Adviser (see Note B)	(255,425)

Net expenses		613,851

Net investment income		1,198,723

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(3,342,142)
Net realized gain distributions from affiliated Underlying Portfolios		29,132
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		29,699,419

Net gain on investment transactions		26,386,409

Net Increase in Net Assets from Operations		$27,585,132

See notes to financial statements.

98	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$303,168

Expenses
Advisory fee (see Note B)	$66,695
Distribution fee – Class A	7,613
Distribution fee – Class B	156
Distribution fee – Class C	1,302
Distribution fee – Class R	7,432
Distribution fee – Class K	11,883
Transfer agency – Class A	10,187
Transfer agency – Class B	76
Transfer agency – Class C	546
Transfer agency – Advisor Class	3,974
Transfer agency – Class R	3,375
Transfer agency – Class K	9,507
Transfer agency – Class I	547
Registration fees	39,639
Administrative	38,191
Custodian	29,655
Legal	20,152
Audit	14,842
Printing	14,696
Directors’ fees	2,172
Miscellaneous	4,706

Total expenses	287,346
Less: expenses waived and reimbursed by the Adviser (see Note B)	(183,030)

Net expenses		104,316

Net investment income		198,852

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		814,404
Net realized gain distributions from affiliated Underlying Portfolios		2,005
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		3,758,080

Net gain on investment transactions		4,574,489

Net Increase in Net Assets from Operations		$4,773,341

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	99

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$67,400

Expenses
Advisory fee (see Note B)	$14,844
Distribution fee – Class A	1,517
Distribution fee – Class B	118
Distribution fee – Class C	260
Distribution fee – Class R	1,611
Distribution fee – Class K	2,977
Transfer agency – Class A	9,059
Transfer agency – Class B	225
Transfer agency – Class C	521
Transfer agency – Advisor Class	2,958
Transfer agency – Class R	486
Transfer agency – Class K	2,092
Transfer agency – Class I	46
Registration fees	44,888
Administrative	38,191
Custodian	29,655
Legal	20,152
Audit	14,842
Printing	6,683
Directors’ fees	2,172
Miscellaneous	4,706

Total expenses	198,003
Less: expenses waived and reimbursed by the Adviser (see Note B)	(174,621)

Net expenses		23,382

Net investment income		44,018

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		150,297
Net realized gain distributions from affiliated Underlying Portfolios		447
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		869,425

Net gain on investment transactions		1,020,169

Net Increase in Net Assets from Operations		$1,064,187

See notes to financial statements.

100	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

2000 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$650,997	$491,333
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	510,145	(234,808)
Net realized gain distributions from affiliated Underlying Portfolios	115,688	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	2,172,696	1,859,260

Net increase in net assets from operations	3,449,526	2,115,785
Dividends to Shareholders from
Net investment income
Class A	(166,738)	(140,012)
Class B	(3,288)	(1,237)
Class C	(14,936)	(12,151)
Advisor Class	(9,591)	(12,243)
Class R	(69,626)	(32,917)
Class K	(549,714)	(330,312)
Class I	(50,202)	(53,096)
Capital Stock Transactions
Net increase	89,706	1,875,634

Total increase	2,675,137	3,409,451
Net Assets
Beginning of period	29,403,344	25,993,893

End of period (including undistributed net investment income of $55,746 and $268,844, respectively)	$32,078,481	$29,403,344

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	101

Statement of Changes in Net Assets

2005 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$836,921	$763,328
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	769,065	(2,888,737)
Net realized gain distributions from affiliated Underlying Portfolios	161,554	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	3,506,604	5,680,933

Net increase in net assets from operations	5,274,144	3,555,524
Dividends to Shareholders from
Net investment income
Class A	(627,180)	(480,010)
Class B	(8,245)	(6,070)
Class C	(6,181)	(7,642)
Advisor Class	(14,418)	(14,886)
Class R	(97,183)	(62,071)
Class K	(330,009)	(305,201)
Class I	(13,423)	(41,099)
Capital Stock Transactions
Net decrease	(4,955,907)	(8,779,510)

Total decrease	(778,402)	(6,140,965)
Net Assets
Beginning of period	38,273,579	44,414,544

End of period (including distributions in excess of net investment income of ($36,163) and undistributed net investment income of $223,555, respectively)	$37,495,177	$38,273,579

See notes to financial statements.

102	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2010 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,798,502	$3,052,883
Net realized loss on sale of affiliated Underlying Portfolio shares	(576,453)	(21,691,040)
Net realized gain distributions from affiliated Underlying Portfolios	716,960	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	23,767,358	32,403,130

Net increase in net assets from operations	27,706,367	13,764,973
Dividends to Shareholders from
Net investment income
Class A	(1,706,787)	(1,273,343)
Class B	(14,645)	(13,321)
Class C	(48,552)	(26,851)
Advisor Class	(456,524)	(296,219)
Class R	(386,463)	(284,252)
Class K	(2,081,233)	(1,320,434)
Class I	(245,050)	(302,236)
Capital Stock Transactions
Net decrease	(10,027,063)	(21,228,134)

Total increase (decrease)	12,740,050	(10,979,817)
Net Assets
Beginning of period	160,904,186	171,884,003

End of period (including distributions in excess of net investment income of ($14,803) and undistributed net investment income of $1,125,949, respectively)	$173,644,236	$160,904,186

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	103

Statement of Changes in Net Assets

2015 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,676,316	$5,187,899
Net realized loss on sale of affiliated Underlying Portfolio shares	(3,472,506)	(40,077,636)
Net realized gain distributions from affiliated Underlying Portfolios	1,322,254	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	52,749,835	56,683,953

Net increase in net assets from operations	57,275,899	21,794,216
Dividends to Shareholders from
Net investment income
Class A	(2,691,668)	(1,824,055)
Class B	(49,253)	(28,409)
Class C	(79,245)	(39,738)
Advisor Class	(393,906)	(301,136)
Class R	(1,076,712)	(538,078)
Class K	(3,233,318)	(2,035,919)
Class I	(1,311,504)	(1,105,622)
Capital Stock Transactions
Net decrease	(4,077,279)	(10,182,546)

Total increase	44,363,014	5,738,713
Net Assets
Beginning of period	290,502,531	284,763,818

End of period (including distributions in excess of net investment income of ($230,891) and undistributed net investment income of $1,928,399, respectively)	$334,865,545	$290,502,531

See notes to financial statements.

104	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2020 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,971,252	$5,985,896
Net realized loss on sale of affiliated Underlying Portfolio shares	(5,306,634)	(56,837,211)
Net realized gain distributions from affiliated Underlying Portfolios	1,671,964	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	76,304,764	74,346,229

Net increase in net assets from operations	80,641,346	23,494,914
Dividends to Shareholders from
Net investment income
Class A	(3,052,445)	(2,035,061)
Class B	(40,206)	(29,200)
Class C	(108,767)	(58,889)
Advisor Class	(381,402)	(270,620)
Class R	(1,207,396)	(675,856)
Class K	(4,964,092)	(2,972,617)
Class I	(773,509)	(708,255)
Capital Stock Transactions
Net increase (decrease)	(7,111,157)	4,443,711

Total increase	63,002,372	21,188,127
Net Assets
Beginning of period	373,939,681	352,751,554

End of period (including distributions in excess of net investment income of ($245,042) and undistributed net investment income of $2,311,523, respectively)	$436,942,053	$373,939,681

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	105

Statement of Changes in Net Assets

2025 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,057,483	$4,878,074
Net realized loss on sale of affiliated Underlying Portfolio shares	(5,898,488)	(42,000,057)
Net realized gain distributions from affiliated Underlying Portfolios	1,214,506	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	70,700,105	54,498,915

Net increase in net assets from operations	72,073,606	17,376,932
Dividends to Shareholders from
Net investment income
Class A	(2,892,298)	(1,894,355)
Class B	(25,640)	(16,403)
Class C	(71,679)	(35,672)
Advisor Class	(274,208)	(213,206)
Class R	(1,043,083)	(604,613)
Class K	(3,417,444)	(2,110,430)
Class I	(433,104)	(542,250)
Capital Stock Transactions
Net increase (decrease)	(12,402,693)	6,893,982

Total increase	51,513,457	18,853,985
Net Assets
Beginning of period	307,666,470	288,812,485

End of period (including distributions in excess of net investment income of ($310,106) and undistributed net investment income of $1,789,867, respectively)	$359,179,927	$307,666,470

See notes to financial statements.

106	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2030 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,462,793	$3,589,192
Net realized loss on sale of affiliated Underlying Portfolio shares	(5,675,985)	(33,919,574)
Net realized gain distributions from affiliated Underlying Portfolios	804,874	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	67,894,714	41,483,122

Net increase in net assets from operations	67,486,396	11,152,740
Dividends to Shareholders from
Net investment income
Class A	(1,984,492)	(1,300,506)
Class B	(16,551)	(14,034)
Class C	(66,408)	(44,404)
Advisor Class	(199,484)	(150,269)
Class R	(799,913)	(452,119)
Class K	(2,725,822)	(1,746,128)
Class I	(335,587)	(365,592)
Capital Stock Transactions
Net increase (decrease)	(10,400,349)	9,509,451

Total increase	50,957,790	16,589,139
Net Assets
Beginning of period	270,616,410	254,027,271

End of period (including distributions in excess of net investment income of ($489,769) and undistributed net investment income of $1,175,695, respectively)	$321,574,200	$270,616,410

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	107

Statement of Changes in Net Assets

2035 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,458,619	$1,819,220
Net realized loss on sale of affiliated Underlying Portfolio shares	(4,725,496)	(22,582,358)
Net realized gain distributions from affiliated Underlying Portfolios	425,690	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	49,104,725	26,186,262

Net increase in net assets from operations	47,263,538	5,423,124
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,038,884)	(561,984)
Class B	(7,965)	(2,680)
Class C	(28,993)	(6,562)
Advisor Class	(128,461)	(77,021)
Class R	(429,191)	(155,426)
Class K	(1,473,894)	(625,381)
Class I	(205,247)	(176,768)
Net realized gain on investment transactions
Class A	– 0	–	(233,455)
Class B	– 0	–	(3,592)
Class C	– 0	–	(8,598)
Advisor Class	– 0	–	(24,538)
Class R	– 0	–	(81,406)
Class K	– 0	–	(241,855)
Class I	– 0	–	(53,355)
Capital Stock Transactions
Net increase (decrease)	(4,426,327)	5,951,905

Total increase	39,524,576	9,122,408
Net Assets
Beginning of period	181,022,659	171,900,251

End of period (including undistributed net investment income of $278,199 and $1,132,215, respectively)	$220,547,235	$181,022,659

See notes to financial statements.

108	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2040 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,986,522	$1,574,116
Net realized loss on sale of affiliated Underlying Portfolio shares	(5,406,833)	(13,968,526)
Net realized gain distributions from affiliated Underlying Portfolios	217,495	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	45,159,352	16,060,754

Net increase in net assets from operations	41,956,536	3,666,344
Dividends and Distributions to Shareholders from
Net investment income
Class A	(895,318)	(444,877)
Class B	(7,254)	(2,188)
Class C	(24,261)	(6,035)
Advisor Class	(115,241)	(68,546)
Class R	(377,223)	(148,437)
Class K	(1,177,581)	(505,543)
Class I	(186,447)	(149,100)
Net realized gain on investment transactions
Class A	– 0	–	(207,930)
Class B	– 0	–	(3,486)
Class C	– 0	–	(9,565)
Advisor Class	– 0	–	(23,608)
Class R	– 0	–	(82,017)
Class K	– 0	–	(199,216)
Class I	– 0	–	(46,689)
Capital Stock Transactions
Net increase (decrease)	(8,713,685)	6,627,912

Total increase	30,459,526	8,397,019
Net Assets
Beginning of period	157,594,091	149,197,072

End of period (including undistributed net investment income of $231,190 and $1,027,993, respectively)	$188,053,617	$157,594,091

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	109

Statement of Changes in Net Assets

2045 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,198,723	$1,040,389
Net realized loss on sale of affiliated Underlying Portfolio shares	(3,342,142)	(6,648,115)
Net realized gain distributions from affiliated Underlying Portfolios	29,132	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	29,699,419	7,486,956

Net increase in net assets from operations	27,585,132	1,879,230
Dividends and Distributions to Shareholders from
Net investment income
Class A	(607,796)	(465,885)
Class B	(2,380)	(1,731)
Class C	(11,981)	(6,930)
Advisor Class	(102,799)	(76,815)
Class R	(268,413)	(142,825)
Class K	(671,669)	(378,793)
Class I	(86,414)	(138,721)
Net realized gain on investment transactions
Class A	– 0	–	(231,195)
Class B	– 0	–	(1,995)
Class C	– 0	–	(7,819)
Advisor Class	– 0	–	(31,183)
Class R	– 0	–	(78,362)
Class K	– 0	–	(168,438)
Class I	– 0	–	(51,882)
Capital Stock Transactions
Net increase (decrease)	(1,285,856)	11,192,156

Total increase	24,547,824	11,288,812
Net Assets
Beginning of period	102,469,913	91,181,101

End of period (including distributions in excess of net investment income of ($240,297) and undistributed net investment income of $312,432, respectively)	$127,017,737	$102,469,913

See notes to financial statements.

110	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2050 Retirement Strategy
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$198,852	$141,826
Net realized gain on sale of affiliated Underlying Portfolio shares	814,404	235,880
Net realized gain distributions from affiliated Underlying Portfolios	2,005	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	3,758,080	(478,726)

Net increase (decrease) in net assets from operations	4,773,341	(101,020)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(78,953)	(33,273)
Class B	(293)	(164)
Class C	(2,563)	(770)
Advisor Class	(19,667)	(19,645)
Class R	(49,324)	(22,634)
Class K	(190,371)	(71,210)
Class I	(19,753)	(12,653)
Net realized gain on investment transactions
Class A	(35,019)	– 0	–
Class B	(201)	– 0	–
Class C	(1,762)	– 0	–
Advisor Class	(7,512)	– 0	–
Class R	(19,658)	– 0	–
Class K	(65,852)	– 0	–
Class I	(6,138)	– 0	–
Capital Stock Transactions
Net increase	271,920	6,843,344

Total increase	4,548,195	6,581,975
Net Assets
Beginning of period	17,658,143	11,076,168

End of period (including distributions in excess of net investment income of ($113,235) and undistributed net investment income of $48,837, respectively)	$22,206,338	$17,658,143

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	111

Statement of Changes in Net Assets

2055 Retirement Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$44,018	$33,778
Net realized gain on sale of affiliated Underlying Portfolio shares	150,297	218,203
Net realized gain distributions from affiliated Underlying Portfolios	447	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	869,425	(294,229)

Net increase (decrease) in net assets from operations	1,064,187	(42,248)
Dividends to Shareholders from
Net investment income
Class A	(4,586)	(1,158)
Advisor Class	(1,223)	(1,440)
Class R	(11,681)	(5,565)
Class K	(47,050)	(23,947)
Class I	(1,727)	(1,277)
Capital Stock Transactions
Net increase (decrease)	(40,744)	1,292,317

Total increase	957,176	1,216,682
Net Assets
Beginning of period	3,911,977	2,695,295

End of period (including distributions in excess of net investment income of ($2,953) and undistributed net investment income of $19,296, respectively)	$4,869,153	$3,911,977

See notes to financial statements.

112	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2011 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Retirement Strategies (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AllianceBernstein Blended Style Series, Inc. (the “Company”). The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 13 portfolios, which are the twelve Strategies and the AllianceBernstein Blended Style Series U.S. Large Cap Portfolio. The AllianceBernstein Blended Style Series Global Blend Portfolio, formerly a series of the Company, ceased operations on November 24, 2008. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy (each a “Strategy” together, the “Strategies”). The AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	113

Notes to Financial Statements

distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

114	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
2000 Retirement Strategy
Investment Companies	$32,117,600	$—	$—	$32,117,600

2005 Retirement Strategy
Investment Companies	37,558,613	—	—	37,558,613

2010 Retirement Strategy
Investment Companies	173,920,271	—	—	173,920,271

2015 Retirement Strategy
Investment Companies	335,884,029	—	—	335,884,029

2020 Retirement Strategy
Investment Companies	437,840,765	—	—	437,840,765

2025 Retirement Strategy
Investment Companies	359,094,832	—	—	359,094,832

2030 Retirement Strategy
Investment Companies	322,734,795	—	—	322,734,795

2035 Retirement Strategy
Investment Companies	220,742,651	—	—	220,742,651

2040 Retirement Strategy
Investment Companies	188,657,446	—	—	188,657,446

2045 Retirement Strategy
Investment Companies	127,216,723	—	—	127,216,723

2050 Retirement Strategy
Investment Companies	22,201,491	—	—	22,201,491

2055 Retirement Strategy
Investment Companies	5,072,227	—	—	5,072,227

3. Taxes

It is each Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	115

Notes to Financial Statements

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Strategy in proportion to its net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005 and 2010(a)	0.55%	0.45%	0.40%
2015, 2020 and 2025(b)	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

(a)	Prior to January 1, 2010, Strategy 2010’s advisory fee rates were 0.60%, 0.50%, and 0.45% of the asset levels described above, respectively.

(b)	Prior to October 1, 2010, Strategy 2025’s advisory fee rates were 0.65%, 0.55%, and 0.50% of the asset levels described above, respectively.

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (including expenses of the Underlying Portfolios) as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%

116	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

For the six months ended February 28, 2011, such waivers and reimbursement amounted to:

Strategy	Amount	Strategy	Amount
2000	$ 153,402	2030	$ 350,473
2005	148,819	2035	290,509
2010	283,052	2040	284,037
2015	377,557	2045	255,425
2020	347,369	2050	144,839
2025	311,867	2055	136,430

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to the Strategies by the Adviser. For the six months ended February 28, 2011, such fees amounted to:

Strategy	Administrative Fees
2000	$38,191
2005	38,191
2010	38,191
2015	38,191
2020	38,191
2025	38,191
2030	38,191
2035	38,191
2040	38,191
2045	38,191
2050	38,191
2055	38,191

For the six months ended February 28, 2011 the Adviser voluntarily agreed to waive such fees for the following Strategies:

Strategy	Administrative Fees
2000	$38,191
2005	38,191
2050	38,191
2055	38,191

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	117

Notes to Financial Statements

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2011, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$8,892	2030	$ 59,407
2005	8,877	2035	40,698
2010	31,358	2040	37,743
2015	56,337	2045	26,011
2020	79,267	2050	8,860
2025	62,264	2055	8,788

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2011 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B			Class C
2000	$26	$155	$	– 0	–	$17
2005	4	1,484		– 0	–	– 0	–
2010	253	1,077		627		– 0	–
2015	1,578	7,969		608		110
2020	1,143	5,116		262		120
2025	744	9,935		1,032		580
2030	946	8,353		748		116
2035	568	10,589		186		7
2040	342	8,861		378		251
2045	295	10,499		87		85
2050	176	1,665		134		4
2055	84	441		1		2

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares.

118	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Strategies’ operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B			Class C	Class R	Class K
2000	$	– 0	–	$670	$24,983	$99,286
2005		– 0	–	762	22,064	46,978
2010		– 0	–	3,504	35,937	68,654
2015		– 0	–	4,085	50,101	71,922
2020		– 0	–	5,462	77,666	122,200
2025		– 0	–	3,972	66,199	110,547
2030		– 0	–	5,746	64,317	100,050
2035		– 0	–	2,855	49,041	90,330
2040		– 0	–	3,391	48,592	77,427
2045		– 0	–	2,447	40,736	64,034
2050		– 0	–	2,514	26,555	63,297
2055		210		1,413	25,451	67,143

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2011 were as follows:

Strategy	Purchases	Sales
2000	$3,761,767	$3,931,191
2005	2,499,261	7,736,291
2010	12,790,152	23,185,562
2015	36,488,049	41,161,878
2020	38,265,791	45,933,278
2025	26,670,873	40,793,855
2030	22,035,432	32,796,404
2035	17,436,164	23,240,287
2040	13,061,127	24,294,211
2045	11,906,670	13,777,449
2050	4,864,023	4,909,201
2055	1,161,653	1,073,692

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	119

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized				Net Unrealized Appreciation
Strategy	Appreciation	(Depreciation)
2000	$4,323,245	$	– 0	–	$4,323,245
2005	6,412,818		– 0	–	6,412,818
2010	27,377,071		(73,976)		27,303,095
2015	51,767,045		(318,344)		51,448,701
2020	62,718,705		– 0	–	62,718,705
2025	52,690,219		(1,120,800)		51,569,419
2030	49,000,549		(323,831)		48,676,718
2035	33,262,093		(95,107)		33,166,986
2040	33,069,657		– 0	–	33,069,657
2045	22,181,001		– 0	–	22,181,001
2050	5,377,748		– 0	–	5,377,748
2055	961,397		– 0	–	961,397

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

120	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

Shares	Amount
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2000 Retirement Strategy
Class A
Shares sold	73,113	174,528	$770,366	$1,719,567

Shares issued in reinvestment of dividends	16,100	14,378	166,474	139,611

Shares converted from Class B	549	3,636	5,783	36,416

Shares redeemed	(122,621)	(250,701)	(1,291,924)	(2,453,296)

Net decrease	(32,859)	(58,159)	$(349,301)	$(557,702)

Class B
Shares sold	– 0	–	13,857	$	– 0	–	$135,250

Shares issued in reinvestment of dividends	228	122	2,336	1,176

Shares converted to Class A	(556)	(3,683)	(5,783)	(36,416)

Shares redeemed	(3,050)	(2,528)	(31,482)	(24,638)

Net increase (decrease)	(3,378)	7,768	$(34,929)	$75,372

Class C
Shares sold	1,763	8,899	$18,389	$88,009

Shares issued in reinvestment of dividends	1,457	1,263	14,936	12,151

Shares redeemed	(12,661)	(21,531)	(131,831)	(209,056)

Net decrease	(9,441)	(11,369)	$(98,506)	$(108,896)

Advisor Class
Shares sold	13,653	48,709	$142,904	$480,205

Shares issued in reinvestment of dividends	708	1,085	7,338	10,566

Shares redeemed	(60,910)	(30,623)	(642,870)	(301,872)

Net increase (decrease)	(46,549)	19,171	$(492,628)	$188,899

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	121

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2000 Retirement Strategy
Class R
Shares sold	20,129	168,222	$207,601	$1,634,120

Shares issued in reinvestment of dividends	6,833	3,432	69,625	32,917

Shares redeemed	(42,896)	(60,988)	(442,038)	(590,824)

Net increase (decrease)	(15,934)	110,666	$(164,812)	$1,076,213

Class K
Shares sold	322,765	669,229	$3,285,049	$6,458,045

Shares issued in reinvestment of dividends	54,232	34,770	547,745	330,312

Shares redeemed	(259,762)	(504,142)	(2,665,260)	(4,886,844)

Net increase	117,235	199,857	$1,167,534	$1,901,513

Class I
Shares sold	22,330	42,059	$225,100	$408,297

Shares issued in reinvestment of dividends	4,966	5,577	50,202	53,094

Shares redeemed	(20,500)	(118,747)	(212,954)	(1,161,156)

Net increase (decrease)	6,796	(71,111)	$62,348	$(699,765)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2005 Retirement Strategy
Class A
Shares sold	110,157	343,555	$1,115,685	$3,238,067

Shares issued in reinvestment of dividends	62,742	51,642	624,284	478,200

Shares converted from Class B	43	103	439	962

Shares redeemed	(511,031)	(681,705)	(5,175,021)	(6,453,514)

Net decrease	(338,089)	(286,405)	$(3,434,613)	$(2,736,285)

122	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2005 Retirement Strategy
Class B
Shares sold	289	418	$2,929	$3,880

Shares issued in reinvestment of dividends	794	658	7,902	6,070

Shares converted to Class A	(44)	(103)	(439)	(962)

Shares redeemed	(770)	(17,008)	(7,746)	(155,007)

Net increase (decrease)	269	(16,035)	$2,646	$(146,019)

Class C
Shares sold	1,740	10,874	$17,589	$102,337

Shares issued in reinvestment of dividends	623	829	6,181	7,642

Shares redeemed	(7,386)	(83,476)	(72,482)	(773,148)

Net decrease	(5,023)	(71,773)	$(48,712)	$(663,169)

Advisor Class
Shares sold	25,552	6,584	$258,865	$62,116

Shares issued in reinvestment of dividends	1,445	1,602	14,418	14,886

Shares redeemed	(55,899)	(1,683)	(562,829)	(16,035)

Net increase (decrease)	(28,902)	6,503	$(289,546)	$60,967

Class R
Shares sold	43,229	83,788	$433,146	$782,322

Shares issued in reinvestment of dividends	9,816	6,732	97,183	62,070

Shares redeemed	(30,311)	(126,982)	(306,289)	(1,176,976)

Net increase (decrease)	22,734	(36,462)	$224,040	$(332,584)

Class K
Shares sold	83,430	463,410	$844,697	$4,355,734

Shares issued in reinvestment of dividends	33,227	33,030	329,943	305,201

Shares redeemed	(253,762)	(888,852)	(2,537,847)	(8,249,483)

Net decrease	(137,105)	(392,412)	$(1,363,207)	$(3,588,548)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	123

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2005 Retirement Strategy
Class I
Shares sold	3,535	20,105	$35,570	$188,226

Shares issued in reinvestment of dividends	1,337	4,443	13,302	41,100

Shares redeemed	(9,433)	(168,655)	(95,387)	(1,603,198)

Net decrease	(4,561)	(144,107)	$(46,515)	$(1,373,872)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2010 Retirement Strategy
Class A
Shares sold	591,061	1,867,990	$5,916,329	$17,327,607

Shares issued in reinvestment of dividends	171,450	138,905	1,700,790	1,269,593

Shares converted from Class B	2,286	15,040	23,012	140,877

Shares redeemed	(1,396,410)	(3,507,782)	(14,056,436)	(32,615,228)

Net decrease	(631,613)	(1,485,847)	$(6,416,305)	$(13,877,151)

Class B
Shares sold	466	7,717	$4,777	$70,891

Shares issued in reinvestment of dividends	1,375	1,257	13,583	11,435

Shares converted to Class A	(2,300)	(15,140)	(23,012)	(140,877)

Shares redeemed	(10,266)	(30,090)	(102,111)	(277,944)

Net decrease	(10,725)	(36,256)	$(106,763)	$(336,495)

Class C
Shares sold	37,726	60,497	$369,922	$559,572

Shares issued in reinvestment of dividends	4,919	2,951	48,552	26,851

Shares redeemed	(40,899)	(59,379)	(408,012)	(542,043)

Net increase	1,746	4,069	$10,462	$44,380

124	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2010 Retirement Strategy
Advisor Class
Shares sold	141,064	260,531	$1,422,608	$2,421,012

Shares issued in reinvestment of dividends	45,836	32,268	456,524	296,219

Shares redeemed	(175,823)	(293,828)	(1,791,757)	(2,725,527)

Net increase (decrease)	11,077	(1,029)	$87,375	$(8,296)

Class R
Shares sold	199,617	886,139	$1,985,905	$8,182,987

Shares issued in reinvestment of dividends	38,958	31,123	386,463	284,154

Shares redeemed	(390,753)	(898,115)	(3,897,137)	(8,338,349)

Net increase (decrease)	(152,178)	19,147	$(1,524,769)	$128,792

Class K
Shares sold	914,282	2,354,742	$9,231,463	$21,906,863

Shares issued in reinvestment of dividends	209,206	144,125	2,079,509	1,320,190

Shares redeemed	(1,314,665)	(2,468,346)	(13,264,218)	(22,837,824)

Net increase (decrease)	(191,177)	30,521	$(1,953,246)	$389,229

Class I
Shares sold	133,476	287,927	$1,345,633	$2,680,769

Shares issued in reinvestment of dividends	24,608	32,959	244,841	302,235

Shares redeemed	(168,860)	(1,122,158)	(1,714,291)	(10,551,597)

Net decrease	(10,776)	(801,272)	$(123,817)	$(7,568,593)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	125

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2015 Retirement Strategy
Class A
Shares sold	1,609,066	2,643,879	$16,194,514	$24,539,837

Shares issued in reinvestment of dividends	268,255	198,967	2,677,180	1,820,547

Shares converted from Class B	4,501	42,540	45,497	387,748

Shares redeemed	(2,600,972)	(3,936,472)	(26,307,906)	(36,535,087)

Net decrease	(719,150)	(1,051,086)	$(7,390,715)	$(9,786,955)

Class B
Shares sold	3,035	20,923	$30,275	$193,872

Shares issued in reinvestment of dividends	4,784	3,007	47,556	27,394

Shares converted to Class A	(4,537)	(42,933)	(45,497)	(387,748)

Shares redeemed	(17,769)	(24,244)	(181,523)	(222,048)

Net decrease	(14,487)	(43,247)	$(149,189)	$(388,530)

Class C
Shares sold	99,188	133,160	$990,590	$1,220,096

Shares issued in reinvestment of dividends	7,845	4,300	77,978	39,131

Shares redeemed	(54,722)	(115,966)	(553,727)	(1,075,443)

Net increase	52,311	21,494	$514,841	$183,784

Advisor Class
Shares sold	156,277	367,552	$1,581,544	$3,418,363

Shares issued in reinvestment of dividends	39,273	32,768	393,906	301,136

Shares redeemed	(396,800)	(319,260)	(4,040,133)	(3,005,170)

Net increase (decrease)	(201,250)	81,060	$(2,064,683)	$714,329

Class R
Shares sold	679,761	1,890,370	$6,754,857	$17,475,151

Shares issued in reinvestment of dividends	107,887	58,935	1,076,712	538,078

Shares redeemed	(831,766)	(1,223,651)	(8,443,580)	(11,255,619)

Net increase (decrease)	(44,118)	725,654	$(612,011)	$6,757,610

126	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2015 Retirement Strategy
Class K
Shares sold	1,370,457	3,736,934	$14,002,505	$34,880,630

Shares issued in reinvestment of dividends	321,678	222,020	3,223,214	2,035,919

Shares redeemed	(1,838,208)	(3,604,973)	(18,662,902)	(33,582,310)

Net increase (decrease)	(146,073)	353,981	$(1,437,183)	$3,334,239

Class I
Shares sold	1,662,660	1,972,352	$16,265,116	$18,048,681

Shares issued in reinvestment of dividends	127,954	108,695	1,282,105	997,821

Shares redeemed	(1,026,909)	(3,174,522)	(10,485,560)	(30,043,525)

Net increase (decrease)	763,705	(1,093,475)	$7,061,661	$(10,997,023)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2020 Retirement Strategy
Class A
Shares sold	2,250,287	3,835,276	$22,147,462	$34,847,531

Shares issued in reinvestment of dividends	309,527	227,048	3,048,838	2,032,082

Shares converted from Class B	3,756	15,919	37,242	143,573

Shares redeemed	(2,950,569)	(5,769,188)	(29,486,388)	(52,082,388)

Net decrease	(386,999)	(1,690,945)	$(4,252,846)	$(15,059,202)

Class B
Shares sold	9,406	16,365	$91,053	$147,267

Shares issued in reinvestment of dividends	4,064	3,219	39,748	28,615

Shares converted to Class A	(3,796)	(16,063)	(37,242)	(143,573)

Shares redeemed	(29,705)	(51,635)	(293,477)	(459,734)

Net decrease	(20,031)	(48,114)	$(199,918)	$(427,425)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	127

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2020 Retirement Strategy
Class C
Shares sold	81,163	239,497	$797,525	$2,139,605

Shares issued in reinvestment of dividends	10,945	6,525	107,261	58,069

Shares redeemed	(108,868)	(156,537)	(1,076,861)	(1,394,324)

Net increase (decrease)	(16,760)	89,485	$(172,075)	$803,350

Advisor Class
Shares sold	181,414	463,313	$1,823,466	$4,220,426

Shares issued in reinvestment of dividends	38,525	30,102	381,402	270,619

Shares redeemed	(387,490)	(213,323)	(3,865,464)	(1,958,208)

Net increase (decrease)	(167,551)	280,092	$(1,660,596)	$2,532,837

Class R
Shares sold	1,126,654	2,602,252	$11,059,587	$23,626,143

Shares issued in reinvestment of dividends	122,828	75,671	1,207,397	675,740

Shares redeemed	(1,136,000)	(1,763,332)	(11,282,853)	(15,904,276)

Net increase	113,482	914,591	$984,131	$8,397,607

Class K
Shares sold	1,891,298	6,197,652	$18,770,740	$56,151,498

Shares issued in reinvestment of dividends	497,785	330,690	4,918,112	2,969,590

Shares redeemed	(2,883,967)	(4,185,805)	(28,793,520)	(38,370,255)

Net increase (decrease)	(494,884)	2,342,537	$(5,104,668)	$20,750,833

Class I
Shares sold	1,019,003	943,147	$10,221,806	$8,586,891

Shares issued in reinvestment of dividends	56,349	74,627	557,296	670,902

Shares redeemed	(746,028)	(2,362,498)	(7,484,287)	(21,812,082)

Net increase (decrease)	329,324	(1,344,724)	$3,294,815	$(12,554,289)

128	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2025 Retirement Strategy
Class A
Shares sold	1,717,568	3,806,427	$17,185,554	$34,784,248

Shares issued in reinvestment of dividends	290,378	211,855	2,883,447	1,891,870

Shares converted from Class B	3,013	10,207	30,440	91,888

Shares redeemed	(2,844,715)	(4,278,930)	(28,587,721)	(39,165,971)

Net decrease	(833,756)	(250,441)	$(8,488,280)	$(2,397,965)

Class B
Shares sold	16,452	12,279	$162,733	$131,443

Shares issued in reinvestment of dividends	2,413	3,833	23,745	15,462

Shares converted to Class A	(3,046)	(10,321)	(30,440)	(91,888)

Shares redeemed	(15,438)	(30,869)	(153,727)	(272,686)

Net increase (decrease)	381	(25,078)	$2,311	$(217,669)

Class C
Shares sold	77,640	176,154	$767,124	$1,573,538

Shares issued in reinvestment of dividends	7,126	1,952	70,265	35,199

Shares redeemed	(51,566)	(141,354)	(511,582)	(1,262,739)

Net increase	33,200	36,752	$325,807	$345,998

Advisor Class
Shares sold	142,172	320,616	$1,421,523	$2,970,318

Shares issued in reinvestment of dividends	27,331	29,383	272,488	213,206

Shares redeemed	(539,544)	(141,497)	(5,435,935)	(1,323,848)

Net increase (decrease)	(370,041)	208,502	$(3,741,924)	$1,859,676

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	129

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2025 Retirement Strategy
Class R
Shares sold	876,490	2,223,253	$8,657,988	$20,109,291

Shares issued in reinvestment of dividends	104,938	62,118	1,043,083	604,612

Shares redeemed	(1,024,251)	(1,162,251)	(10,254,405)	(10,521,514)

Net increase (decrease)	(42,823)	1,123,120	$(553,334)	$10,192,389

Class K
Shares sold	2,184,114	4,090,792	$21,899,205	$37,370,161

Shares issued in reinvestment of dividends	343,117	237,946	3,417,444	2,110,430

Shares redeemed	(2,022,886)	(3,637,616)	(20,497,953)	(33,658,119)

Net increase	504,345	691,122	$4,818,696	$5,822,472

Class I
Shares sold	288,297	927,764	$2,883,967	$8,494,934

Shares issued in reinvestment of dividends	43,426	58,364	432,960	542,153

Shares redeemed	(800,917)	(1,893,225)	(8,082,896)	(17,748,006)

Net decrease	(469,194)	(907,097)	$(4,765,969)	$(8,710,919)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2030 Retirement Strategy
Class A
Shares sold	1,727,402	3,498,617	$17,095,372	$31,507,621

Shares issued in reinvestment of dividends	200,795	146,707	1,979,836	1,296,883

Shares converted from Class B	3,105	6,754	31,235	59,931

Shares redeemed	(2,501,949)	(4,052,729)	(24,815,396)	(36,227,153)

Net decrease	(570,647)	(400,651)	$(5,708,953)	$(3,362,718)

130	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2030 Retirement Strategy
Class B
Shares sold	5,328	15,393	$52,668	$139,301

Shares issued in reinvestment of dividends	1,622	1,497	15,854	13,117

Shares converted to Class A	(3,142)	(6,833)	(31,235)	(59,931)

Shares redeemed	(8,394)	(48,563)	(81,675)	(438,717)

Net decrease	(4,586)	(38,506)	$(44,388)	$(346,230)

Class C
Shares sold	131,596	219,881	$1,301,006	$1,943,945

Shares issued in reinvestment of dividends	6,776	5,016	66,264	43,940

Shares redeemed	(138,878)	(214,293)	(1,364,289)	(1,891,435)

Net increase (decrease)	(506)	10,604	$2,981	$96,450

Advisor Class
Shares sold	205,743	385,933	$1,996,711	$3,491,277

Shares issued in reinvestment of dividends	20,150	16,941	199,484	150,268

Shares redeemed	(549,512)	(96,347)	(5,439,522)	(886,307)

Net increase (decrease)	(323,619)	306,527	$(3,243,327)	$2,755,238

Class R
Shares sold	900,204	2,039,418	$8,856,483	$18,367,656

Shares issued in reinvestment of dividends	81,208	51,203	799,912	452,119

Shares redeemed	(794,845)	(1,653,294)	(7,903,093)	(14,791,272)

Net increase	186,567	437,327	$1,753,302	$4,028,503

Class K
Shares sold	1,662,323	4,283,568	$16,495,890	$38,618,186

Shares issued in reinvestment of dividends	276,172	197,468	2,725,822	1,745,619

Shares redeemed	(2,102,294)	(3,189,814)	(20,938,205)	(29,101,267)

Net increase (decrease)	(163,799)	1,291,222	$(1,716,493)	$11,262,538

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	131

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2030 Retirement Strategy
Class I
Shares sold	271,955	974,360	$2,665,522	$8,782,400

Shares issued in reinvestment of dividends	33,927	41,278	335,199	365,314

Shares redeemed	(445,736)	(1,529,085)	(4,444,192)	(14,072,044)

Net decrease	(139,854)	(513,447)	$(1,443,471)	$(4,924,330)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2035 Retirement Strategy
Class A
Shares sold	1,098,832	2,630,088	$10,823,811	$23,542,933

Shares issued in reinvestment of dividends and distributions	105,226	90,352	1,036,470	794,195

Shares converted from Class B	980	3,431	9,657	29,615

Shares redeemed	(1,984,235)	(3,026,432)	(19,539,299)	(27,107,180)

Net decrease	(779,197)	(302,561)	$(7,669,361)	$(2,740,437)

Class B
Shares sold	2,816	6,484	$27,188	$56,891

Shares issued in reinvestment of dividends and distributions	802	695	7,841	6,077

Shares converted to Class A	(989)	(3,466)	(9,657)	(29,615)

Shares redeemed	(9,910)	(22,212)	(92,819)	(202,994)

Net decrease	(7,281)	(18,499)	$(67,447)	$(169,641)

Class C
Shares sold	46,416	126,677	$453,514	$1,123,658

Shares issued in reinvestment of dividends and distributions	2,908	1,678	28,438	14,666

Shares redeemed	(47,603)	(70,016)	(466,314)	(625,101)

Net increase	1,721	58,339	$15,638	$513,223

132	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2035 Retirement Strategy
Advisor Class
Shares sold	117,172	330,912	$1,142,651	$2,954,950

Shares issued in reinvestment of dividends and distributions	12,989	11,502	128,461	101,558

Shares redeemed	(384,793)	(127,124)	(3,784,547)	(1,162,560)

Net increase (decrease)	(254,632)	215,290	$(2,513,435)	$1,893,948

Class R
Shares sold	521,111	1,543,314	$5,088,254	$13,768,741

Shares issued in reinvestment of dividends and distributions	43,884	27,098	429,191	236,832

Shares redeemed	(371,879)	(1,237,562)	(3,658,896)	(10,884,111)

Net increase	193,116	332,850	$1,858,549	$3,121,462

Class K
Shares sold	1,437,417	3,044,114	$14,261,617	$27,270,239

Shares issued in reinvestment of dividends and distributions	149,782	98,549	1,473,857	867,237

Shares redeemed	(1,122,227)	(2,240,914)	(11,099,729)	(20,259,111)

Net increase	464,972	901,749	$4,635,745	$7,878,365

Class I
Shares sold	181,715	645,322	$1,772,515	$5,799,290

Shares issued in reinvestment of dividends and distributions	20,833	26,114	205,209	230,060

Shares redeemed	(269,373)	(1,156,155)	(2,663,740)	(10,574,365)

Net decrease	(66,825)	(484,719)	$(686,016)	$(4,545,015)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	133

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2040 Retirement Strategy
Class A
Shares sold	1,039,156	2,394,200	$10,351,739	$21,789,829

Shares issued in reinvestment of dividends and distributions	88,659	72,417	891,910	651,034

Shares converted from Class B	3,755	2,205	38,892	20,216

Shares redeemed	(1,564,272)	(3,413,742)	(15,909,602)	(30,796,485)

Net decrease	(432,702)	(944,920)	$(4,627,061)	$(8,335,406)

Class B
Shares sold	2,303	7,757	$22,274	$71,756

Shares issued in reinvestment of dividends and distributions	725	636	7,244	5,674

Shares converted to Class A	(3,786)	(2,226)	(38,892)	(20,216)

Shares redeemed	(4,695)	(17,689)	(47,123)	(156,249)

Net decrease	(5,453)	(11,522)	$(56,497)	$(99,035)

Class C
Shares sold	55,379	153,787	$548,620	$1,387,099

Shares issued in reinvestment of dividends and distributions	2,412	1,746	24,093	15,591

Shares redeemed	(79,425)	(95,361)	(792,515)	(856,670)

Net increase (decrease)	(21,634)	60,172	$(219,802)	$546,020

Advisor Class
Shares sold	124,667	379,078	$1,246,869	$3,504,338

Shares issued in reinvestment of dividends and distributions	11,399	10,206	115,241	92,154

Shares redeemed	(416,989)	(120,003)	(4,181,341)	(1,110,527)

Net increase (decrease)	(280,923)	269,281	$(2,819,231)	$2,485,965

134	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2040 Retirement Strategy
Class R
Shares sold	544,231	1,322,374	$5,420,759	$12,022,358

Shares issued in reinvestment of dividends and distributions	36,427	25,778	364,273	230,453

Shares redeemed	(515,103)	(1,072,437)	(5,139,689)	(9,715,193)

Net increase	65,555	275,715	$645,343	$2,537,618

Class K
Shares sold	1,063,903	2,645,948	$10,619,197	$24,047,269

Shares issued in reinvestment of dividends and distributions	118,818	78,409	1,190,531	703,330

Shares redeemed	(1,274,445)	(1,408,150)	(12,853,998)	(12,869,800)

Net increase (decrease)	(91,724)	1,316,207	$(1,044,270)	$11,880,799

Class I
Shares sold	186,640	592,640	$1,857,528	$5,410,587

Shares issued in reinvestment of dividends and distributions	18,546	21,778	186,387	195,789

Shares redeemed	(261,124)	(857,541)	(2,636,082)	(7,994,425)

Net decrease	(55,938)	(243,123)	$(592,167)	$(2,388,049)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
2045 Retirement Strategy
Class A
Shares sold	890,594	1,917,433	$8,749,093	$17,163,198

Shares issued in reinvestment of dividends and distributions	61,576	78,997	607,144	696,745

Shares converted from Class B	409	768	4,073	6,863

Shares redeemed	(1,159,479)	(1,935,900)	(11,441,153)	(17,355,596)

Net increase (decrease)	(206,900)	61,298	$(2,080,843)	$511,210

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	135

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2045 Retirement Strategy
Class B
Shares sold	1,142	3,415	$11,072	$30,243

Shares issued in reinvestment of dividends and distributions	240	421	2,342	3,676

Shares converted to Class A	(414)	(778)	(4,073)	(6,863)

Shares redeemed	(748)	(6,311)	(7,481)	(58,780)

Net increase (decrease)	220	(3,253)	$1,860	$(31,724)

Class C
Shares sold	30,236	106,299	$295,303	$940,636

Shares issued in reinvestment of dividends and distributions	1,219	1,687	11,894	14,745

Shares redeemed	(31,481)	(95,678)	(300,740)	(819,699)

Net increase (decrease)	(26)	12,308	$6,457	$135,682

Advisor Class
Shares sold	163,207	332,294	$1,601,303	$2,979,271

Shares issued in reinvestment of dividends and distributions	10,384	12,189	102,799	107,998

Shares redeemed	(297,328)	(111,138)	(2,905,150)	(1,007,696)

Net increase (decrease)	(123,737)	233,345	$(1,201,048)	$2,079,573

Class R
Shares sold	427,589	1,107,299	$4,167,198	$9,887,167

Shares issued in reinvestment of dividends and distributions	27,473	25,250	268,413	221,187

Shares redeemed	(310,757)	(650,267)	(3,048,353)	(5,750,255)

Net increase	144,305	482,282	$1,387,258	$4,358,099

136	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2045 Retirement Strategy
Class K
Shares sold	832,492	1,765,820	$8,167,733	$15,765,043

Shares issued in reinvestment of dividends and distributions	68,538	62,256	671,669	547,232

Shares redeemed	(733,237)	(973,533)	(7,239,089)	(8,727,042)

Net increase	167,793	854,543	$1,600,313	$7,585,233

Class I
Shares sold	116,453	480,253	$1,137,351	$4,274,167

Shares issued in reinvestment of dividends and distributions	8,764	21,674	85,980	190,520

Shares redeemed	(225,266)	(857,520)	(2,223,184)	(7,910,604)

Net decrease	(100,049)	(355,593)	$(999,853)	$(3,445,917)

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2050 Retirement Strategy
Class A
Shares sold	230,833	429,585	$1,917,889	$3,252,158

Shares issued in reinvestment of dividends and distributions	13,703	4,442	113,877	33,273

Shares redeemed	(291,980)	(305,872)	(2,460,388)	(2,289,036)

Net increase (decrease)	(47,444)	128,155	$(428,622)	$996,395

Class B
Shares sold	258	40	$2,188	$300

Shares issued in reinvestment of dividends and distributions	43	17	359	126

Shares redeemed	(769)	(10)	(6,015)	(75)

Net increase (decrease)	(468)	47	$(3,468)	$351

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	137

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2050 Retirement Strategy
Class C
Shares sold	13,130	17,352	$109,318	$128,586

Shares issued in reinvestment of dividends and distributions	390	98	3,218	732

Shares redeemed	(7,102)	(6,276)	(60,546)	(47,149)

Net increase	6,418	11,174	$51,990	$82,169

Advisor Class
Shares sold	63,214	166,829	$519,976	$1,264,492

Shares issued in reinvestment of dividends and distributions	3,253	2,612	27,158	19,645

Shares redeemed	(245,463)	(24,593)	(2,011,196)	(183,800)

Net increase (decrease)	(178,996)	144,848	$(1,464,062)	$1,100,337

Class R
Shares sold	125,259	268,747	$1,035,515	$2,032,496
Shares issued in reinvestment of dividends and distributions	8,344	3,004	68,830	22,439

Shares redeemed	(85,857)	(146,892)	(704,982)	(1,109,066)

Net increase	47,746	124,859	$399,363	$945,869

Class K
Shares sold	397,500	713,670	$3,317,595	$5,372,371

Shares issued in reinvestment of dividends and distributions	31,019	9,520	256,223	71,210

Shares redeemed	(243,904)	(216,945)	(2,045,148)	(1,629,674)

Net increase	184,615	506,245	$1,528,670	$3,813,907

Class I
Shares sold	37,320	79,045	$307,088	$597,858

Shares issued in reinvestment of dividends and distributions	3,093	1,675	25,582	12,543

Shares redeemed	(17,502)	(93,068)	(144,621)	(706,085)

Net increase (decrease)	22,911	(12,348)	$188,049	$(95,684)

138	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2055 Retirement Strategy
Class A
Shares sold	40,773	61,780	$336,471	$459,012

Shares issued in reinvestment of dividends	552	159	4,577	1,159

Shares redeemed	(46,917)	(38,680)	(392,289)	(287,378)

Net increase (decrease)	(5,592)	23,259	$(51,241)	$172,793

Class B
Shares sold	300	451	$2,415	$3,300

Shares redeemed	(8)	(311)	(66)	(2,444)

Net increase	292	140	$2,349	$856

Class C
Shares sold	1,946	3,849	$16,081	$27,996

Shares redeemed	(1,479)	(337)	(11,909)	(2,437)

Net increase	467	3,512	$4,172	$25,559

Advisor Class
Shares sold	16,677	48,524	$133,371	$360,679

Shares issued in reinvestment of dividends	147	192	1,223	1,411

Shares redeemed	(70,869)	(9,278)	(569,892)	(68,810)

Net increase (decrease)	(54,045)	39,438	$(435,298)	$293,280

Class R
Shares sold	28,039	58,412	$220,526	$418,820

Shares issued in reinvestment of dividends	1,473	779	11,681	5,565

Shares redeemed	(9,016)	(27,534)	(71,449)	(198,986)

Net increase	20,496	31,657	$160,758	$225,399

Class K
Shares sold	82,294	284,754	$661,215	$2,090,871

Shares issued in reinvestment of dividends	5,889	3,335	47,050	23,946

Shares redeemed	(53,384)	(195,369)	(438,530)	(1,403,357)

Net increase	34,799	92,720	$269,735	$711,460

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	139

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

2055 Retirement Strategy
Class I
Shares sold	2,727	17,278	$21,612	$122,622

Shares issued in reinvestment of dividends	194	146	1,554	1,055

Shares redeemed	(1,756)	(35,902)	(14,385)	(260,707)

Net increase (decrease)	1,165	(18,478)	$8,781	$(137,030)

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

140	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009 were as follows:

2000 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$581,968		$513,304
Long-term capital gains	– 0	–	400,895

Total distributions paid	$581,968		$914,199

2005 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$916,979		$1,300,009
Long-term capital gains	– 0	–	1,145,559

Total distributions paid	$916,979		$2,445,568

2010 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$3,516,656		$4,475,192
Long-term capital gains	– 0	–	5,366,714

Total distributions paid	$3,516,656		$9,841,906

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	141

Notes to Financial Statements

2015 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$5,872,957		$6,190,510
Long-term capital gains	– 0	–	7,693,201

Total distributions paid	$5,872,957		$13,883,711

2020 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$6,750,498		$6,543,545
Long-term capital gains	– 0	–	10,144,067

Total distributions paid	$6,750,498		$16,687,612

2025 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$5,416,928		$4,757,391
Long-term capital gains	– 0	–	9,030,578

Total distributions paid	$5,416,928		$13,787,969

2030 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$4,073,052		$3,321,614
Long-term capital gains	– 0	–	6,716,514

Total distributions paid	$4,073,052		$10,038,128

2035 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$1,605,822		$1,873,379
Long-term capital gains	646,799		4,371,046

Total distributions paid	$2,252,621		$6,244,425

2040 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$1,324,726		$1,449,693
Long-term capital gains	572,511		3,111,011

Total distributions paid	$1,897,237		$4,560,704

2045 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$1,211,700		$841,513
Long-term capital gains	570,874		1,845,722

Total distributions paid	$1,782,574		$2,687,235

2050 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$160,349		$81,171
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$160,349		$81,171

142	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

2055 Retirement Strategy	2010		2009
Distributions paid from:
Ordinary income	$33,387		$13,321
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$33,387		$13,321

As of August 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital and Other Gains (Losses)(b)	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
2000	$268,843	$	– 0 –	$(2,614,428)	$453,470	$(1,892,115)
2005	223,554	– 0 –	(7,769,727)	(1,328,840)	(8,875,013)
2010	1,125,948	– 0 –	(26,549,422)	(12,820,977)	(38,244,451)
2015	1,928,399	– 0 –	(36,789,664)	(24,540,112)	(59,401,377)
2020	2,311,524	– 0 –	(45,336,256)	(38,850,627)	(81,875,359)
2025	1,789,869	– 0 –	(29,715,962)	(45,638,895)	(73,564,988)
2030	1,175,695	– 0 –	(19,096,036)	(41,735,715)	(59,656,056)
2035	1,132,215	– 0 –	(9,709,188)	(31,903,255)	(40,480,228)
2040	1,027,993	– 0 –	(4,573,375)	(26,536,155)	(30,081,537)
2045	312,433	– 0 –	(1,200,698)	(16,161,138)	(17,049,403)
2050	172,122	– 0 –	– 0	–	335,507	507,629
2055	19,297	– 0 –	(92,580)	(106,081)	(179,364)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(b)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, and 2055 Retirement Strategies elect to defer $1,139,146, $3,948,376, $17,527,033, $30,080,731, $34,080,205, $29,138,915, $15,108,532, $8,740,665, $2,798,139, $1,181,344 and $15,053, respectively, of capital losses that are deemed to arise in the next taxable year. Additionally, on August 31, 2010, certain Retirement Strategies had capital loss carryovers for federal income tax purposes.

On August 31, 2010, the following Retirement Strategies had capital loss carryovers for federal income tax purposes which will expire in the years shown below:

	Capital Losses Expiring in 2017		Capital Losses Expiring in 2018	Total Capital Losses
2000 Retirement Strategy	$94,755		$1,380,527	$1,475,282
2005 Retirement Strategy	– 0	–	3,821,351	3,821,351
2010 Retirement Strategy	181,777		8,840,612	9,022,389
2015 Retirement Strategy	242,201		6,466,732	6,708,933
2020 Retirement Strategy	297,110		10,958,941	11,256,051
2025 Retirement Strategy	– 0	–	577,047	577,047
2030 Retirement Strategy	23,961		3,963,543	3,987,504
2035 Retirement Strategy	– 0	–	968,523	968,523
2040 Retirement Strategy	– 0	–	1,775,236	1,775,236
2045 Retirement Strategy	– 0	–	19,354	19,354
2055 Retirement Strategy	4,078		73,449	77,527

2050 Retirement Strategy utilized $19,921 of its capital loss carryforwards to offset current year net realized gains.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	143

Notes to Financial Statements

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

144	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.90		$ 9.35		$ 10.58	$ 11.73	$ 10.88		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.18		.26	.44	.31		.15
Net realized and unrealized gain (loss) on investment transactions	.93		.57		(1.10)	(1.07)	.80		.73

Net increase (decrease) in net asset value from operations	1.14		.75		(.84)	(.63)	1.11		.88

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.20)		(.21)	(.36)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.27)		(.20)		(.39)	(.52)	(.26)		– 0	–

Net asset value, end of period	$ 10.77		$ 9.90		$ 9.35	$ 10.58	$ 11.73		$ 10.88

Total Return
Total investment return based on net asset value(c)	11.65%		8.07%		(7.29)%	(5.59)%	10.32%		8.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,635		$6,422		$6,608	$5,952	$5,462		$938
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.81	%(e)(f)	.82	%(f)	.82%	.82%	.92	%(g)	1.05	%(g)
Expenses, before waivers/reimbursements(d)	2.00	%(e)(f)	2.25	%(f)	2.64%	2.77%	8.86	%(g)	104.94	%(g)
Net investment income(b)	4.06	%(e)(f)	1.81	%(f)	3.14%	3.87%	2.82%		1.73%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	145

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.76		$ 9.22		$ 10.41	$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.19		.09		.23	.35	.20		.14
Net realized and unrealized gain (loss) on investment transactions	.90		.58		(1.11)	(1.04)	.81		.67

Net increase (decrease) in net asset value from operations	1.09		.67		(.88)	(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.13)		(.13)	(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.19)		(.13)		(.31)	(.50)	(.22)		– 0	–

Net asset value, end of period	$ 10.66		$ 9.76		$ 9.22	$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	11.29%		7.30%		(8.02)%	(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148		$169		$88	$180	$184		$29
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.51	%(e)(f)	1.52	%(f)	1.52%	1.52%	1.59	%(g)	1.75	%(g)
Expenses, before waivers/reimbursements(d)	2.73	%(e)(f)	3.03	%(f)	3.43%	3.50%	7.63	%(g)	169.75	%(g)
Net investment income(b)	3.69	%(e)(f)	.90	%(f)	2.75%	3.14%	1.74%		1.40%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

146	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.76		$ 9.22		$ 10.41	$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.11		.23	.36	.19		.11
Net realized and unrealized gain (loss) on investment transactions	.91		.56		(1.11)	(1.05)	.82		.70

Net increase (decrease) in net asset value from operations	1.09		.67		(.88)	(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.13)		(.13)	(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.19)		(.13)		(.31)	(.50)	(.22)		– 0	–

Net asset value, end of period	$ 10.66		$ 9.76		$ 9.22	$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	11.29%		7.30%		(8.02)%	(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$798		$823		$882	$1,327	$425		$34
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.51	%(e)(f)	1.52	%(f)	1.52%	1.52%	1.60	%(g)	1.75	%(g)
Expenses, before waivers/reimbursements(d)	2.75	%(e)(f)	2.97	%(f)	3.36%	3.42%	9.09	%(g)	172.05	%(g)
Net investment income(b)	3.44	%(e)(f)	1.10	%(f)	2.71%	3.11%	1.86%		1.10%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.95		$ 9.39		$ 10.63	$ 11.78	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.19		.31	.45	.38		.27
Net realized and unrealized gain (loss) on investment transactions	.95		.60		(1.13)	(1.05)	.76		.65

Net increase (decrease) in net asset value from operations	1.16		.79		(.82)	(.60)	1.14		.92

Less: Dividends and Distributions
Dividends from net investment income	(.31)		(.23)		(.24)	(.39)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.31)		(.23)		(.42)	(.55)	(.28)		– 0	–

Net asset value, end of period	$ 10.80		$ 9.95		$ 9.39	$ 10.63	$ 11.78		$ 10.92

Total Return
Total investment return based on net asset value(c)	11.74%		8.43%		(7.01)%	(5.39)%	10.52%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$303		$742		$521	$553	$13		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.51	%(e)(f)	.52	%(f)	.52%	.52%	.65	%(g)	.75	%(g)
Expenses, before waivers/reimbursements(d)	1.71	%(e)(f)	1.95	%(f)	2.32%	2.35%	9.96	%(g)	189.29	%(g)
Net investment income(b)	3.88	%(e)(f)	1.90	%(f)	3.57%	3.78%	3.32%		2.61%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

148	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.76		$ 9.24		$ 10.46	$ 11.54	$ 10.87		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.20		.14		.20	.49	.17		.22
Net realized and unrealized gain (loss) on investment transactions	.93		.58		(1.04)	(1.13)	.89		.65

Net increase (decrease) in net asset value from operations	1.13		.72		(.84)	(.64)	1.06		.87

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.20)		(.20)	(.28)	(.36)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.28)		(.20)		(.38)	(.44)	(.39)		– 0	–

Net asset value, end of period	$ 10.61		$ 9.76		$ 9.24	$ 10.46	$ 11.54		$ 10.87

Total Return
Total investment return based on net asset value(c)	11.64%		7.81%		(7.46)%	(5.78)%	9.85%		8.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,656		$2,600		$1,437	$350	$381		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.01	%(e)(f)	1.02	%(f)	1.02%	1.02%	1.06	%(g)	1.25	%(g)
Expenses, before waivers/reimbursements(d)	2.24	%(e)(f)	2.38	%(f)	2.69%	2.91%	6.87	%(g)	180.27	%(g)
Net investment income(b)	3.90	%(e)(f)	1.47	%(f)	2.39%	3.27%	1.85%		2.10%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.69		$ 9.17		$ 10.40	$ 11.55	$ 10.89		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.22		.17		.26	.38	.20		.23
Net realized and unrealized gain (loss) on investment transactions	.91		.57		(1.08)	(.98)	.91		.66

Net increase (decrease) in net asset value from operations	1.13		.74		(.82)	(.60)	1.11		.89

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.22)		(.23)	(.39)	(.42)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.30)		(.22)		(.41)	(.55)	(.45)		– 0	–

Net asset value, end of period	$ 10.52		$ 9.69		$ 9.17	$ 10.40	$ 11.55		$ 10.89

Total Return
Total investment return based on net asset value(c)	11.76%		8.06%		(7.27)%	(5.50)%	10.31%		8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,948		$17,245		$14,477	$14,183	$5,041		$19
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.76	%(e)(f)	.77	%(f)	.77%	.77%	.83	%(g)	1.00	%(g)
Expenses, before waivers/reimbursements(d)	2.01	%(e)(f)	2.11	%(f)	2.42%	2.63%	4.40	%(g)	167.47	%(g)
Net investment income(b)	4.27	%(e)(f)	1.79	%(f)	3.18%	3.40%	1.83%		2.27%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

150	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 9.73		$ 9.20		$ 10.44	$ 11.60	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.23		.22		.23	.48	.22		.27
Net realized and unrealized gain (loss) on investment transactions	.91		.56		(1.03)	(1.06)	.90		.65

Net increase (decrease) in net asset value from operations	1.14		.78		(.80)	(.58)	1.12		.92

Less: Dividends and Distributions
Dividends from net investment income	(.33)		(.25)		(.26)	(.42)	(.41)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.33)		(.25)		(.44)	(.58)	(.44)		– 0	–

Net asset value, end of period	$ 10.54		$ 9.73		$ 9.20	$ 10.44	$ 11.60		$ 10.92

Total Return
Total investment return based on net asset value(c)	11.82%		8.48%		(7.00)%	(5.28)%	10.43%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,590		$1,402		$1,981	$768	$681		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.51	%(e)(f)	.52	%(f)	.52%	.52%	.55	%(g)	.75	%(g)
Expenses, before waivers/reimbursements(d)	1.68	%(e)(f)	1.79	%(f)	2.06%	2.35%	7.92	%(g)	180.50	%(g)
Net investment income(b)	4.47	%(e)(f)	2.20	%(f)	2.68%	4.20%	2.09%		2.61%
Portfolio turnover rate	12%		41%		40%	66%	99%		51%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.37		$ 8.84		$ 10.35	$ 11.78	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.22		.16		.26	.41	.29	.13
Net realized and unrealized gain (loss) on investment transactions	1.13		.56		(1.27)	(1.24)	.87	.79

Net increase (decrease) in net asset value from operations	1.35		.72		(1.01)	(.83)	1.16	.92

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.19)		(.27)	(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.29)		(.19)		(.50)	(.60)	(.30)	– 0	–

Net asset value, end of period	$ 10.43		$ 9.37		$ 8.84	$ 10.35	$ 11.78	$ 10.92

Total Return
Total investment return based on net asset value(c)	14.57%		8.16%		(8.92)%	(7.39)%	10.69%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,013		$22,043		$23,328	$18,835	$13,775	$3,898
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.87	%(e)(f)	.88	%(f)	.88%	.88%	.95%	1.03%
Expenses, before waivers/reimbursements(d)	1.81	%(e)(f)	1.72	%(f)	1.79%	1.85%	3.16%	13.72%
Net investment income(b)	4.32	%(e)(f)	1.75	%(f)	3.20%	3.66%	2.45%	1.36%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

152	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.30		$ 8.76		$ 10.20	$ 11.66	$ 10.84	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.10		.19	.33	.23	.05
Net realized and unrealized gain (loss) on investment transactions	1.13		.55		(1.23)	(1.23)	.85	.79

Net increase (decrease) in net asset value from operations	1.31		.65		(1.04)	(.90)	1.08	.84

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.11)		(.17)	(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.19)		(.11)		(.40)	(.56)	(.26)	– 0	–

Net asset value, end of period	$ 10.42		$ 9.30		$ 8.76	$ 10.20	$ 11.66	$ 10.84

Total Return
Total investment return based on net asset value(c)	14.17%		7.43%		(9.52)%	(8.08)%	10.01%	8.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$462		$410		$527	$569	$604	$357
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.57	%(e)(f)	1.58	%(f)	1.58%	1.58%	1.66%	1.73%
Expenses, before waivers/reimbursements(d)	2.53	%(e)(f)	2.44	%(f)	2.52%	2.56%	4.03%	19.10%
Net investment income(b)	3.62	%(e)(f)	1.08	%(f)	2.45%	2.96%	2.01%	.49%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.28		$ 8.75		$ 10.19	$ 11.64	$ 10.83	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.10		.20	.39	.10	.07
Net realized and unrealized gain (loss) on investment transactions	1.13		.54		(1.24)	(1.28)	.97	.76

Net increase (decrease) in net asset value from operations	1.31		.64		(1.04)	(.89)	1.07	.83

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.11)		(.17)	(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.19)		(.11)		(.40)	(.56)	(.26)	– 0	–

Net asset value, end of period	$ 10.40		$ 9.28		$ 8.75	$ 10.19	$ 11.64	$ 10.83

Total Return
Total investment return based on net asset value(c)	14.20%		7.32%		(9.53)%	(8.01)%	9.92%	8.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341		$351		$958	$898	$2,228	$167
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.57	%(e)(f)	1.58	%(f)	1.58%	1.58%	1.63%	1.73%
Expenses, before waivers/reimbursements(d)	2.58	%(e)(f)	2.43	%(f)	2.51%	2.57%	3.83%	22.53%
Net investment income(b)	3.59	%(e)(f)	1.10	%(f)	2.48%	3.49%	1.01%	.73%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

154	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.42		$ 8.89		$ 10.40	$ 11.82	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.24		.19		.26	.39	.15	.20
Net realized and unrealized gain (loss) on investment transactions	1.14		.56		(1.25)	(1.18)	1.04	.75

Net increase (decrease) in net asset value from operations	1.38		.75		(.99)	(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.22)		(.29)	(.38)	(.29)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.32)		(.22)		(.52)	(.63)	(.32)	– 0	–

Net asset value, end of period	$ 10.48		$ 9.42		$ 8.89	$ 10.40	$ 11.82	$ 10.95

Total Return
Total investment return based on net asset value(c)	14.85%		8.41%		(8.62)%	(7.08)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$472		$697		$600	$381	$162	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.57	%(e)(f)	.58	%(f)	.58%	.58%	.61%	.73%
Expenses, before waivers/reimbursements(d)	1.52	%(e)(f)	1.42	%(f)	1.51%	1.54%	2.47%	45.94%
Net investment income(b)	4.70	%(e)(f)	2.00	%(f)	3.26%	3.48%	1.49%	1.87%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.32		$ 8.80		$ 10.27	$ 11.72	$ 10.89	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.14		.23	.37	.08	.13
Net realized and unrealized gain (loss) on investment transactions	1.13		.55		(1.24)	(1.22)	1.05	.76

Net increase (decrease) in net asset value from operations	1.34		.69		(1.01)	(.85)	1.13	.89

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.17)		(.23)	(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.28)		(.17)		(.46)	(.60)	(.30)	– 0	–

Net asset value, end of period	$ 10.38		$ 9.32		$ 8.80	$ 10.27	$ 11.72	$ 10.89

Total Return
Total investment return based on net asset value(c)	14.48%		7.87%		(9.02)%	(7.61)%	10.46%	8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,703		$3,113		$3,259	$3,475	$3,593	$28
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.07	%(e)(f)	1.08	%(f)	1.08%	1.08%	1.09%	1.23%
Expenses, before waivers/reimbursements(d)	2.10	%(e)(f)	1.98	%(f)	2.06%	2.08%	3.24%	34.65%
Net investment income(b)	4.17	%(e)(f)	1.52	%(f)	2.97%	3.38%	.63%	1.26%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

156	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.36		$ 8.83		$ 10.33	$ 11.75	$ 10.91	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.22		.17		.26	.34	.14	.18
Net realized and unrealized gain (loss) on investment transactions	1.13		.55		(1.27)	(1.16)	1.03	.73

Net increase (decrease) in net asset value from operations	1.35		.72		(1.01)	(.82)	1.17	.91

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.19)		(.26)	(.35)	(.30)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.29)		(.19)		(.49)	(.60)	(.33)	– 0	–

Net asset value, end of period	$ 10.42		$ 9.36		$ 8.83	$ 10.33	$ 11.75	$ 10.91

Total Return
Total investment return based on net asset value(c)	14.61%		8.20%		(8.85)%	(7.31)%	10.85%	9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,106		$11,259		$14,088	$18,597	$6,734	$164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82	%(e)(f)	.83	%(f)	.83%	.83%	.87%	.98%
Expenses, before waivers/reimbursements(d)	1.83	%(e)(f)	1.72	%(f)	1.76%	1.82%	2.45%	16.01%
Net investment income(b)	4.47	%(e)(f)	1.85	%(f)	3.25%	3.15%	1.27%	1.80%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.39		$ 8.86		$ 10.36	$ 11.79	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.24		.22		.27	.46	.22	.19
Net realized and unrealized gain (loss) on investment transactions	1.13		.53		(1.25)	(1.25)	.97	.76

Net increase (decrease) in net asset value from operations	1.37		.75		(.98)	(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.22)		(.29)	(.39)	(.32)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.32)		(.22)		(.52)	(.64)	(.35)	– 0	–

Net asset value, end of period	$ 10.44		$ 9.39		$ 8.86	$ 10.36	$ 11.79	$ 10.95

Total Return
Total investment return based on net asset value(c)	14.77%		8.50%		(8.55)%	(7.11)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$398		$401		$1,655	$1,723	$1,398	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.57	%(e)(f)	.58	%(f)	.58%	.58%	.58%	.73%
Expenses, before waivers/reimbursements(d)	1.49	%(e)(f)	1.39	%(f)	1.42%	1.49%	2.84%	45.07%
Net investment income(b)	4.73	%(e)(f)	2.34	%(f)	3.34%	3.97%	1.48%	1.86%
Portfolio turnover rate	6%		34%		43%	29%	45%	44%

See footnote summary on page 229.

158	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.16		$ 8.67		$ 10.53	$ 12.00	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.22		.16		.23	.38	.27	.13
Net realized and unrealized gain (loss) on investment transactions	1.39		.51		(1.53)	(1.36)	1.00	.87

Net increase (decrease) in net asset value from operations	1.61		.67		(1.30)	(.98)	1.27	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.18)		(.25)	(.33)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.29)		(.18)		(.56)	(.49)	(.27)	– 0	–

Net asset value, end of period	$ 10.48		$ 9.16		$ 8.67	$ 10.53	$ 12.00	$ 11.00

Total Return
Total investment return based on net asset value(c)	17.72%		7.73%		(11.23)%	(8.48)%	11.64%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,628		$56,196		$66,020	$71,541	$47,201	$9,180
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%(e)(f)	.91	%(f)	.90%	.90%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.18	%(e)(f)	1.20	%(f)	1.30%	1.15%	1.65%	8.18%
Net investment income(b)	4.43	%(e)(f)	1.73	%(f)	3.00%	3.31%	2.28%	1.39%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.08		$ 8.59		$ 10.43	$ 11.88	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.10		.18	.30	.19	.05
Net realized and unrealized gain (loss) on investment transactions	1.37		.51		(1.53)	(1.33)	.99	.87

Net increase (decrease) in net asset value from operations	1.55		.61		(1.35)	(1.03)	1.18	.92

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.12)		(.18)	(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.22)		(.12)		(.49)	(.42)	(.22)	– 0	–

Net asset value, end of period	$ 10.41		$ 9.08		$ 8.59	$ 10.43	$ 11.88	$ 10.92

Total Return
Total investment return based on net asset value(c)	17.14%		7.13%		(12.01)%	(9.00)%	10.86%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$674		$685		$960	$1,219	$1,043	$622
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59	%(e)(f)	1.61	%(f)	1.60%	1.60%	1.71%	1.83%
Expenses, before waivers/reimbursements(d)	1.92	%(e)(f)	1.94	%(f)	2.03%	1.86%	2.42%	9.35%
Net investment income(b)	3.67	%(e)(f)	1.09	%(f)	2.36%	2.63%	1.58%	.47%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

160	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.07		$ 8.59		$ 10.42	$ 11.89	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.09		.19	.31	.18	.03
Net realized and unrealized gain (loss) on investment transactions	1.38		.51		(1.53)	(1.36)	1.01	.89

Net increase (decrease) in net asset value from operations	1.56		.60		(1.34)	(1.05)	1.19	.92

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.12)		(.18)	(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.22)		(.12)		(.49)	(.42)	(.22)	– 0	–

Net asset value, end of period	$ 10.41		$ 9.07		$ 8.59	$ 10.42	$ 11.89	$ 10.92

Total Return
Total investment return based on net asset value(c)	17.27%		7.02%		(11.93)%	(9.16)%	10.95%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,331		$2,016		$1,873	$2,420	$2,247	$899
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59	%(e)(f)	1.61	%(f)	1.60%	1.60%	1.69%	1.83%
Expenses, before waivers/reimbursements(d)	1.92	%(e)(f)	1.93	%(f)	2.02%	1.86%	2.35%	8.39%
Net investment income(b)	3.61	%(e)(f)	.96	%(f)	2.48%	2.77%	1.50%	.28%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.21		$ 8.71		$ 10.59	$ 12.06	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.23		.19		.26	.43	.29	.19
Net realized and unrealized gain (loss) on investment transactions	1.40		.52		(1.55)	(1.38)	1.04	.83

Net increase (decrease) in net asset value from operations	1.63		.71		(1.29)	(.95)	1.33	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.21)		(.28)	(.36)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.32)		(.21)		(.59)	(.52)	(.29)	– 0	–

Net asset value, end of period	$ 10.52		$ 9.21		$ 8.71	$ 10.59	$ 12.06	$ 11.02

Total Return
Total investment return based on net asset value(c)	17.87%		8.11%		(11.04)%	(8.25)%	12.12%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,484		$13,461		$12,735	$13,164	$710	$272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59	%(e)(f)	.61	%(f)	.60%	.60%	.69%	.83%
Expenses, before waivers/reimbursements(d)	.88	%(e)(f)	.90	%(f)	1.00%	.85%	1.36%	9.17%
Net investment income(b)	4.58	%(e)(f)	2.00	%(f)	3.31%	3.59%	2.44%	1.93%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

162	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.14		$ 8.65		$ 10.50	$ 11.98	$ 10.98	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.20		.14		.21	.34	.11	.09
Net realized and unrealized gain (loss) on investment transactions	1.39		.52		(1.52)	(1.34)	1.14	.89

Net increase (decrease) in net asset value from operations	1.59		.66		(1.31)	(1.00)	1.25	.98

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.17)		(.23)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.26)		(.17)		(.54)	(.48)	(.25)	– 0	–

Net asset value, end of period	$ 10.47		$ 9.14		$ 8.65	$ 10.50	$ 11.98	$ 10.98

Total Return
Total investment return based on net asset value(c)	17.52%		7.57%		(11.50)%	(8.70)%	11.47%	9.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,813		$15,197		$14,210	$11,039	$5,428	$142
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.09	%(e)(f)	1.11	%(f)	1.10%	1.10%	1.15%	1.33%
Expenses, before waivers/reimbursements(d)	1.48	%(e)(f)	1.52	%(f)	1.57%	1.54%	1.87%	11.87%
Net investment income(b)	4.03	%(e)(f)	1.49	%(f)	2.68%	2.99%	.90%	1.01%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%
See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.18		$ 8.69		$ 10.54	$ 12.01	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.23		.16		.23	.39	.18	.13
Net realized and unrealized gain (loss) on investment transactions	1.38		.52		(1.52)	(1.37)	1.11	.87

Net increase (decrease) in net asset value from operations	1.61		.68		(1.29)	(.98)	1.29	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.19)		(.25)	(.33)	(.26)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.29)		(.19)		(.56)	(.49)	(.28)	– 0	–

Net asset value, end of period	$ 10.50		$ 9.18		$ 8.69	$ 10.54	$ 12.01	$ 11.00

Total Return
Total investment return based on net asset value(c)	17.73%		7.77%		(11.20)%	(8.46)%	11.80%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,876		$66,383		$62,515	$62,033	$37,059	$1,988
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.84	%(e)(f)	.86	%(f)	.85%	.85%	.93%	1.08%
Expenses, before waivers/reimbursements(d)	1.20	%(e)(f)	1.21	%(f)	1.25%	1.24%	1.59%	7.99%
Net investment income(b)	4.51	%(e)(f)	1.75	%(f)	2.96%	3.36%	1.75%	1.28%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

164	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.21		$ 8.71		$ 10.59	$ 12.05	$ 11.03	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.23		.20		.26	.38	.18	.11
Net realized and unrealized gain (loss) on investment transactions	1.39		.51		(1.55)	(1.33)	1.14	.92

Net increase (decrease) in net asset value from operations	1.62		.71		(1.29)	(.95)	1.32	1.03

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.21)		(.28)	(.35)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.32)		(.21)		(.59)	(.51)	(.30)	– 0	–

Net asset value, end of period	$ 10.51		$ 9.21		$ 8.71	$ 10.59	$ 12.05	$ 11.03

Total Return
Total investment return based on net asset value(c)	17.79%		8.20%		(11.10)%	(8.18)%	12.04%	10.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,838		$6,966		$13,571	$17,024	$11,154	$181
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59	%(e)(f)	.61	%(f)	.60%	.60%	.64%	.83%
Expenses, before waivers/reimbursements(d)	.87	%(e)(f)	.88	%(f)	.91%	.90%	1.29%	13.40%
Net investment income(b)	4.68	%(e)(f)	2.18	%(f)	3.39%	3.28%	1.56%	1.21%
Portfolio turnover rate	7%		36%		20%	31%	25%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.09		$ 8.64		$ 10.60	$ 12.25	$ 11.09	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.15		.20	.37	.26	.11
Net realized and unrealized gain (loss) on investment transactions	1.56		.47		(1.66)	(1.60)	1.14	.98

Net increase (decrease) in net asset value from operations	1.77		.62		(1.46)	(1.23)	1.40	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.17)		(.22)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.28)		(.17)		(.50)	(.42)	(.24)	– 0	–

Net asset value, end of period	$ 10.58		$ 9.09		$ 8.64	$ 10.60	$ 12.25	$ 11.09

Total Return
Total investment return based on net asset value(c)	19.67%		7.16%		(12.80)%	(10.35)%	12.75%	10.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,112		$90,837		$95,400	$91,231	$66,921	$8,277
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.94	%(e)(f)	.95	%(f)	.94%	.94%	1.02%	1.13%
Expenses, before waivers/reimbursements(d)	1.12	%(e)(f)	1.15	%(f)	1.18%	1.10%	1.42%	8.93%
Net investment income(b)	4.15	%(e)(f)	1.66	%(f)	2.69%	3.21%	2.12%	1.12%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

166	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.00		$ 8.56		$ 10.49	$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.17		.09		.16	.29	.18	.05
Net realized and unrealized gain (loss) on investment transactions	1.55		.46		(1.66)	(1.59)	1.13	.97

Net increase (decrease) in net asset value from operations	1.72		.55		(1.50)	(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.11)		(.15)	(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.21)		(.11)		(.43)	(.35)	(.19)	– 0	–

Net asset value, end of period	$ 10.51		$ 9.00		$ 8.56	$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	19.27%		6.42%		(13.46)%	(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,359		$2,151		$2,416	$3,445	$3,487	$1,207
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)(f)	1.65	%(f)	1.64%	1.64%	1.72%	1.83%
Expenses, before waivers/reimbursements(d)	1.85	%(e)(f)	1.88	%(f)	1.92%	1.81%	2.12%	10.01%
Net investment income(b)	3.40	%(e)(f)	.93	%(f)	2.17%	2.57%	1.49%	.48%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.00		$ 8.56		$ 10.49	$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.08		.15	.30	.13	.07
Net realized and unrealized gain (loss) on investment transactions	1.56		.47		(1.65)	(1.60)	1.18	.95

Net increase (decrease) in net asset value from operations	1.72		.55		(1.50)	(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.11)		(.15)	(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.21)		(.11)		(.43)	(.35)	(.19)	– 0	–

Net asset value, end of period	$ 10.51		$ 9.00		$ 8.56	$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	19.27%		6.42%		(13.46)%	(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,353		$3,258		$2,912	$2,705	$2,356	$378
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)(f)	1.65	%(f)	1.64%	1.64%	1.70%	1.83%
Expenses, before waivers/reimbursements(d)	1.86	%(e)(f)	1.88	%(f)	1.92%	1.81%	2.05%	10.90%
Net investment income(b)	3.22	%(e)(f)	.91	%(f)	2.01%	2.61%	1.06%	.68%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

168	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.15		$ 8.69		$ 10.67	$ 12.32	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.18		.23	.33	.28	.07
Net realized and unrealized gain (loss) on investment transactions	1.58		.48		(1.69)	(1.53)	1.17	1.06

Net increase (decrease) in net asset value from operations	1.79		.66		(1.46)	(1.20)	1.45	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.31)		(.20)		(.24)	(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.31)		(.20)		(.52)	(.45)	(.26)	– 0	–

Net asset value, end of period	$ 10.63		$ 9.15		$ 8.69	$ 10.67	$ 12.32	$ 11.13

Total Return
Total investment return based on net asset value(c)	19.78%		7.53%		(12.60)%	(10.10)%	13.11%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,878		$13,781		$12,387	$9,945	$726	$124
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)(f)	.65	%(f)	.64%	.64%	.69%	.83%
Expenses, before waivers/reimbursements(d)	.82	%(e)(f)	.85	%(f)	.88%	.82%	.99%	24.93%
Net investment income(b)	4.17	%(e)(f)	1.95	%(f)	2.96%	2.87%	2.15%	.90%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.06		$ 8.61		$ 10.56	$ 12.22	$ 11.07	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.19		.13		.18	.30	.14	.10
Net realized and unrealized gain (loss) on investment transactions	1.57		.47		(1.65)	(1.55)	1.24	.97

Net increase (decrease) in net asset value from operations	1.76		.60		(1.47)	(1.25)	1.38	1.07

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.15)		(.20)	(.31)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.26)		(.15)		(.48)	(.41)	(.23)	– 0	–

Net asset value, end of period	$ 10.56		$ 9.06		$ 8.61	$ 10.56	$ 12.22	$ 11.07

Total Return
Total investment return based on net asset value(c)	19.53%		6.94%		(13.00)%	(10.59)%	12.56%	10.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,554		$37,765		$29,635	$24,178	$9,928	$410
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.14	%(e)(f)	1.15	%(f)	1.14%	1.14%	1.18%	1.33%
Expenses, before waivers/reimbursements(d)	1.47	%(e)(f)	1.48	%(f)	1.49%	1.49%	1.76%	9.30%
Net investment income(b)	3.88	%(e)(f)	1.38	%(f)	2.42%	2.67%	1.21%	.98%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

170	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.12		$ 8.66		$ 10.61	$ 12.26	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.16		.21	.36	.17	.09
Net realized and unrealized gain (loss) on investment transactions	1.57		.47		(1.67)	(1.59)	1.23	1.01

Net increase (decrease) in net asset value from operations	1.78		.63		(1.46)	(1.23)	1.40	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.17)		(.21)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.28)		(.17)		(.49)	(.42)	(.24)	– 0	–

Net asset value, end of period	$ 10.62		$ 9.12		$ 8.66	$ 10.61	$ 12.26	$ 11.10

Total Return
Total investment return based on net asset value(c)	19.71%		7.27%		(12.79)%	(10.35)%	12.77%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,039		$110,450		$101,850	$105,443	$63,056	$4,342
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%(e)(f)	.90	%(f)	.89%	.89%	.95%	1.08%
Expenses, before waivers/reimbursements(d)	1.16	%(e)(f)	1.17	%(f)	1.19%	1.18%	1.38%	8.55%
Net investment income(b)	4.12	%(e)(f)	1.67	%(f)	2.75%	3.15%	1.55%	.96%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.14		$ 8.69		$ 10.66	$ 12.31	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.23		.19		.24	.37	.18	.10
Net realized and unrealized gain (loss) on investment transactions	1.57		.46		(1.69)	(1.57)	1.26	1.03

Net increase (decrease) in net asset value from operations	1.80		.65		(1.45)	(1.20)	1.44	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.32)		(.20)		(.24)	(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.32)		(.20)		(.52)	(.45)	(.26)	– 0	–

Net asset value, end of period	$ 10.62		$ 9.14		$ 8.69	$ 10.66	$ 12.31	$ 11.13

Total Return
Total investment return based on net asset value(c)	19.91%		7.47%		(12.53)%	(10.12)%	13.09%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,571		$32,261		$40,164	$47,753	$26,459	$308
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)(f)	.65	%(f)	.64%	.64%	.66%	.83%
Expenses, before waivers/reimbursements(d)	.81	%(e)(f)	.78	%(f)	.83%	.84%	1.07%	11.87%
Net investment income(b)	4.54	%(e)(f)	2.00	%(f)	3.13%	3.24%	1.46%	1.10%
Portfolio turnover rate	11%		38%		16%	6%	13%	12%

See footnote summary on page 229.

172	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.82		$ 8.42		$ 10.57	$ 12.41	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.19		.14		.18	.35	.26	.09
Net realized and unrealized gain (loss) on investment transactions	1.70		.42		(1.83)	(1.79)	1.21	1.09

Net increase (decrease) in net asset value from operations	1.89		.56		(1.65)	(1.44)	1.47	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.16)		(.20)	(.30)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.25)		(.16)		(.50)	(.40)	(.24)	– 0	–

Net asset value, end of period	$ 10.46		$ 8.82		$ 8.42	$ 10.57	$ 12.41	$ 11.18

Total Return
Total investment return based on net asset value(c)	21.58%		6.66%		(14.62)%	(11.97)%	13.20%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,758		$108,557		$117,976	$109,315	$70,858	$9,573
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%(e)(f)	.99	%(f)	.98%	.98%	1.06%	1.18%
Expenses, before waivers/reimbursements(d)	1.12	%(e)(f)	1.14	%(f)	1.18%	1.09%	1.41%	8.52%
Net investment income(b)	3.84	%(e)(f)	1.58	%(f)	2.41%	3.02%	2.02%	.93%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.72		$ 8.34		$ 10.45	$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.08		.13	.27	.16	.04
Net realized and unrealized gain (loss) on investment transactions	1.68		.41		(1.81)	(1.78)	1.21	1.06

Net increase (decrease) in net asset value from operations	1.83		.49		(1.68)	(1.51)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.11)		(.13)	(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.11)		(.43)	(.33)	(.18)	– 0	–

Net asset value, end of period	$ 10.37		$ 8.72		$ 8.34	$ 10.45	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	21.11%		5.85%		(15.19)%	(12.60)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,284		$2,093		$2,404	$3,354	$3,029	$982
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)(f)	1.69	%(f)	1.68%	1.68%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	1.85	%(e)(f)	1.88	%(f)	1.92%	1.81%	2.10%	9.59%
Net investment income(b)	3.08	%(e)(f)	.91	%(f)	1.82%	2.38%	1.31%	.41%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

174	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.73		$ 8.35		$ 10.46	$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.07		.13	.25	.13	.03
Net realized and unrealized gain (loss) on investment transactions	1.69		.42		(1.81)	(1.75)	1.24	1.07

Net increase (decrease) in net asset value from operations	1.84		.49		(1.68)	(1.50)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.11)		(.13)	(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.11)		(.43)	(.33)	(.18)	– 0	–

Net asset value, end of period	$ 10.39		$ 8.73		$ 8.35	$ 10.46	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	21.20%		5.84%		(15.18)%	(12.52)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,011		$5,196		$4,224	$4,089	$2,484	$585
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)(f)	1.69	%(f)	1.68%	1.68%	1.74%	1.88%
Expenses, before waivers/reimbursements(d)	1.86	%(e)(f)	1.87	%(f)	1.91%	1.80%	2.07%	9.83%
Net investment income(b)	3.16	%(e)(f)	.81	%(f)	1.78%	2.18%	1.09%	.32%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.88		$ 8.48		$ 10.64	$ 12.48	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.19		.17		.20	.35	.25	.10
Net realized and unrealized gain (loss) on investment transactions	1.73		.42		(1.84)	(1.77)	1.27	1.11

Net increase (decrease) in net asset value from operations	1.92		.59		(1.64)	(1.42)	1.52	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.19)		(.22)	(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.28)		(.19)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 10.52		$ 8.88		$ 8.48	$ 10.64	$ 12.48	$ 11.21

Total Return
Total investment return based on net asset value(c)	21.77%		6.91%		(14.33)%	(11.72)%	13.66%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,134		$14,256		$11,243	$9,382	$1,769	$41
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)(f)	.69	%(f)	.68%	.68%	.71%	.88%
Expenses, before waivers/reimbursements(d)	.82	%(e)(f)	.84	%(f)	.88%	.80%	.98%	29.32%
Net investment income(b)	3.93	%(e)(f)	1.83	%(f)	2.69%	3.01%	1.94%	1.14%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

176	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.79		$ 8.40		$ 10.52	$ 12.37	$ 11.16	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.17		.12		.16	.31	.08	.03
Net realized and unrealized gain (loss) on investment transactions	1.71		.42		(1.81)	(1.77)	1.37	1.13

Net increase (decrease) in net asset value from operations	1.88		.54		(1.65)	(1.46)	1.45	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.15)		(.17)	(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.23)		(.15)		(.47)	(.39)	(.24)	– 0	–

Net asset value, end of period	$ 10.44		$ 8.79		$ 8.40	$ 10.52	$ 12.37	$ 11.16

Total Return
Total investment return based on net asset value(c)	21.51%		6.35%		(14.76)%	(12.16)%	13.05%	11.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,134		$46,261		$36,531	$33,421	$15,551	$502
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.18	%(e)(f)	1.19	%(f)	1.18%	1.18%	1.21%	1.38%
Expenses, before waivers/reimbursements(d)	1.41	%(e)(f)	1.45	%(f)	1.48%	1.46%	1.77%	9.73%
Net investment income(b)	3.54	%(e)(f)	1.35	%(f)	2.17%	2.73%	.69%	.28%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.85		$ 8.45		$ 10.59	$ 12.43	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.19		.14		.18	.35	.15	.09
Net realized and unrealized gain (loss) on investment transactions	1.71		.43		(1.83)	(1.79)	1.33	1.09

Net increase (decrease) in net asset value from operations	1.90		.57		(1.65)	(1.44)	1.48	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.17)		(.19)	(.30)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.25)		(.17)		(.49)	(.40)	(.23)	– 0	–

Net asset value, end of period	$ 10.50		$ 8.85		$ 8.45	$ 10.59	$ 12.43	$ 11.18

Total Return
Total investment return based on net asset value(c)	21.68%		6.68%		(14.58)%	(11.94)%	13.36%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$203,395		$175,828		$148,184	$137,794	$69,380	$4,303
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93	%(e)(f)	.94	%(f)	.93%	.93%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.11	%(e)(f)	1.15	%(f)	1.16%	1.16%	1.40%	7.64%
Net investment income(b)	3.93	%(e)(f)	1.59	%(f)	2.43%	2.98%	1.41%	.96%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

178	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.87		$ 8.48		$ 10.63	$ 12.47	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.18		.20	.39	.19	.09
Net realized and unrealized gain (loss) on investment transactions	1.74		.40		(1.83)	(1.81)	1.32	1.12

Net increase (decrease) in net asset value from operations	1.92		.58		(1.63)	(1.42)	1.51	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.19)		(.22)	(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.28)		(.19)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 10.51		$ 8.87		$ 8.48	$ 10.63	$ 12.47	$ 11.21

Total Return
Total investment return based on net asset value(c)	21.83%		6.85%		(14.31)%	(11.76)%	13.61%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,226		$21,749		$32,190	$33,966	$29,077	$1,127
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)(f)	.69	%(f)	.68%	.68%	.70%	.88%
Expenses, before waivers/reimbursements(d)	.78	%(e)(f)	.81	%(f)	.84%	.83%	1.08%	8.67%
Net investment income(b)	3.58	%(e)(f)	1.96	%(f)	2.74%	3.34%	1.46%	.98%
Portfolio turnover rate	9%		38%		8%	4%	16%	5%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.78		$ 8.45		$ 10.79	$ 12.82	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.14		.16	.33	.25	.08
Net realized and unrealized gain (loss) on investment transactions	1.88		.34		(2.01)	(1.96)	1.37	1.36

Net increase (decrease) in net asset value from operations	2.06		.48		(1.85)	(1.63)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.15)		(.17)	(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.24)		(.15)		(.49)	(.40)	(.24)	– 0	–

Net asset value, end of period	$ 10.60		$ 8.78		$ 8.45	$ 10.79	$ 12.82	$ 11.44

Total Return
Total investment return based on net asset value(c)	23.63%		5.69%		(16.07)%	(13.13)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,861		$109,018		$107,068	$102,304	$78,182	$7,332
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%(e)(f)	1.01	%(f)	1.00%	1.00%	1.08%	1.18%
Expenses, before waivers/reimbursements(d)	1.15	%(e)(f)	1.21	%(f)	1.29%	1.17%	1.41%	8.73%
Net investment income(b)	3.57	%(e)(f)	1.52	%(f)	2.13%	2.81%	1.92%	.79%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

180	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.66		$ 8.35		$ 10.65	$ 12.67	$ 11.35	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.14		.08		.11	.26	.15	.01
Net realized and unrealized gain (loss) on investment transactions	1.88		.33		(1.99)	(1.95)	1.36	1.34

Net increase (decrease) in net asset value from operations	2.02		.41		(1.88)	(1.69)	1.51	1.35

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.10)		(.10)	(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.10)		(.42)	(.33)	(.19)	– 0	–

Net asset value, end of period	$ 10.50		$ 8.66		$ 8.35	$ 10.65	$ 12.67	$ 11.35

Total Return
Total investment return based on net asset value(c)	23.40%		4.86%		(16.69)%	(13.66)%	13.36%	13.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,505		$1,239		$1,403	$1,795	$1,596	$525
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)(f)	1.71	%(f)	1.70%	1.70%	1.78%	1.88%
Expenses, before waivers/reimbursements(d)	1.89	%(e)(f)	1.96	%(f)	2.05%	1.90%	2.10%	10.10%
Net investment income(b)	2.91	%(e)(f)	.83	%(f)	1.52%	2.16%	1.17%	.06%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.67		$ 8.36		$ 10.65	$ 12.69	$ 11.36	$ 10.00
Income From Investment Operations
Net investment income(a)(b)	.14		.07		.10	.24	.12	.00	(h)
Net realized and unrealized gain (loss) on investment transactions	1.88		.34		(1.97)	(1.95)	1.40	1.36

Net increase (decrease) in net asset value from operations	2.02		.41		(1.87)	(1.71)	1.52	1.36

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.10)		(.10)	(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.10)		(.42)	(.33)	(.19)	– 0	–

Net asset value, end of period	$ 10.51		$ 8.67		$ 8.36	$ 10.65	$ 12.69	$ 11.36

Total Return
Total investment return based on net asset value(c)	23.37%		4.85%		(16.60)%	(13.80)%	13.44%	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,428		$3,367		$2,937	$2,835	$1,821	$386
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)(f)	1.71	%(f)	1.70%	1.70%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	1.90	%(e)(f)	1.94	%(f)	2.03%	1.89%	2.09%	9.47%
Net investment income(b)	2.82	%(e)(f)	.80	%(f)	1.42%	2.00%	.95%	.04%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

182	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.83		$ 8.49		$ 10.85	$ 12.88	$ 11.47	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.16		.18	.29	.27	.12
Net realized and unrealized gain (loss) on investment transactions	1.91		.36		(2.02)	(1.90)	1.39	1.35

Net increase (decrease) in net asset value from operations	2.09		.52		(1.84)	(1.61)	1.66	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.18)		(.20)	(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.27)		(.18)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 10.65		$ 8.83		$ 8.49	$ 10.85	$ 12.88	$ 11.47

Total Return
Total investment return based on net asset value(c)	23.85%		6.05%		(15.87)%	(12.87)%	14.55%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,391		$11,879		$9,659	$6,660	$684	$236
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)(f)	.71	%(f)	.70%	.70%	.77%	.88%
Expenses, before waivers/reimbursements(d)	.85	%(e)(f)	.91	%(f)	.99%	.90%	1.09%	9.42%
Net investment income(b)	3.54	%(e)(f)	1.79	%(f)	2.40%	2.51%	2.12%	1.09%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.76		$ 8.44		$ 10.77	$ 12.81	$ 11.41	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.12		.14	.27	.07	.07
Net realized and unrealized gain (loss) on investment transactions	1.89		.34		(2.00)	(1.93)	1.53	1.34

Net increase (decrease) in net asset value from operations	2.05		.46		(1.86)	(1.66)	1.60	1.41

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.14)		(.15)	(.27)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.21)		(.14)		(.47)	(.38)	(.20)	– 0	–

Net asset value, end of period	$ 10.60		$ 8.76		$ 8.44	$ 10.77	$ 12.81	$ 11.41

Total Return
Total investment return based on net asset value(c)	23.60%		5.41%		(16.25)%	(13.30)%	14.07%	14.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,246		$43,554		$32,469	$24,582	$10,812	$478
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%(e)(f)	1.21	%(f)	1.20%	1.20%	1.23%	1.38%
Expenses, before waivers/reimbursements(d)	1.48	%(e)(f)	1.53	%(f)	1.55%	1.53%	1.76%	7.73%
Net investment income(b)	3.28	%(e)(f)	1.29	%(f)	1.89%	2.35%	.57%	.69%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%
See footnote summary on page 229.

184	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.80		$ 8.47		$ 10.81	$ 12.83	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.14		.17	.33	.17	.10
Net realized and unrealized gain (loss) on investment transactions	1.90		.35		(2.02)	(1.95)	1.45	1.34

Net increase (decrease) in net asset value from operations	2.08		.49		(1.85)	(1.62)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.16)		(.17)	(.29)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.25)		(.16)		(.49)	(.40)	(.23)	– 0	–

Net asset value, end of period	$ 10.63		$ 8.80		$ 8.47	$ 10.81	$ 12.83	$ 11.44

Total Return
Total investment return based on net asset value(c)	23.77%		5.72%		(16.10)%	(13.02)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,416		$120,931		$110,551	$111,995	$60,216	$6,981
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%(e)(f)	.96	%(f)	.95%	.95%	1.01%	1.13%
Expenses, before waivers/reimbursements(d)	1.14	%(e)(f)	1.22	%(f)	1.24%	1.24%	1.41%	6.67%
Net investment income(b)	3.60	%(e)(f)	1.56	%(f)	2.24%	2.79%	1.44%	.96%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$8.83		$8.50		$10.85	$12.88	$11.47	$10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.18		.18	.38	.17	.07
Net realized and unrealized gain (loss) on investment transactions	1.91		.33		(2.02)	(1.99)	1.49	1.40
Net increase (decrease) in net asset value from operations	2.09		.51		(1.84)	(1.61)	1.66	1.47
Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.18)		(.19)	(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.27)		(.18)		(.51)	(.42)	(.25)	– 0	–

Net asset value, end of period	$10.65		$8.83		$8.50	$10.85	$12.88	$11.47

Total Return
Total investment return based on net asset value(c)	23.85%		5.98%		(15.78)%	(12.88)%	14.60%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,333		$17,678		$24,725	$24,079	$19,306	$639
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)(f)	.71	%(f)	.70%	.70%	.72%	.88%
Expenses, before waivers/reimbursements(d)	.84	%(e)(f)	.89	%(f)	.92%	.90%	1.08%	7.62%
Net investment income(b)	3.65	%(e)(f)	1.91	%(f)	2.45%	3.15%	1.27%	.79%
Portfolio turnover rate	8%		34%		9%	3%	11%	6%

See footnote summary on page 229.

186	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.59		$ 8.35		$ 10.69	$ 12.70	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.14		.12		.14	.30	.19	.03
Net realized and unrealized gain (loss) on investment transactions	2.02		.25		(2.05)	(2.00)	1.50	1.21

Net increase (decrease) in net asset value from operations	2.16		.37		(1.91)	(1.70)	1.69	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.13)		(.14)	(.24)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.20)		(.13)		(.43)	(.31)	(.23)	– 0	–

Net asset value, end of period	$ 10.55		$ 8.59		$ 8.35	$ 10.69	$ 12.70	$ 11.24

Total Return
Total investment return based on net asset value(c)	25.26%		4.42%		(16.91)%	(13.67)%	15.08%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,206		$88,919		$89,797	$73,959	$47,575	$4,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)(f)	1.03	%(f)	1.02%	1.02%	1.09%	1.19	%(g)
Expenses, before waivers/reimbursements(d)	1.24	%(e)(f)	1.25	%(f)	1.33%	1.23%	1.72%	13.11	%(g)
Net investment income(b)	2.95	%(e)(f)	1.31	%(f)	1.88%	2.53%	1.54%	.35%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.47		$ 8.25		$ 10.55	$ 12.56	$ 11.14	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.11		.06		.09	.22	.11	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.99		.24		(2.02)	(1.98)	1.49	1.15

Net increase (decrease) in net asset value from operations	2.10		.30		(1.93)	(1.76)	1.60	1.14

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.08)		(.08)	(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.13)		(.08)		(.37)	(.25)	(.18)	– 0	–

Net asset value, end of period	$ 10.44		$ 8.47		$ 8.25	$ 10.55	$ 12.56	$ 11.14

Total Return
Total investment return based on net asset value(c)	24.85%		3.65%		(17.49)%	(14.29)%	14.35%	11.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,364		$1,145		$1,433	$1,944	$1,580	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)(f)	1.73	%(f)	1.72%	1.72%	1.78%	1.89	%(g)
Expenses, before waivers/reimbursements(d)	1.99	%(e)(f)	2.00	%(f)	2.09%	1.96%	2.38%	16.08	%(g)
Net investment income (loss)(b)	2.21	%(e)(f)	.63	%(f)	1.27%	1.87%	.89%	(.14)%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

188	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.47		$ 8.25		$ 10.56	$ 12.58	$ 11.15	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.11		.05		.08	.20	.03	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.99		.25		(2.02)	(1.97)	1.58	1.18

Net increase (decrease) in net asset value from operations	2.10		.30		(1.94)	(1.77)	1.61	1.15

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.08)		(.08)	(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.13)		(.08)		(.37)	(.25)	(.18)	– 0	–

Net asset value, end of period	$ 10.44		$ 8.47		$ 8.25	$ 10.56	$ 12.58	$ 11.15

Total Return
Total investment return based on net asset value(c)	24.85%		3.65%		(17.57)%	(14.34)%	14.42%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,510		$4,475		$4,270	$3,480	$2,217	$230
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)(f)	1.73	%(f)	1.72%	1.72%	1.76%	1.89	%(g)
Expenses, before waivers/reimbursements(d)	1.99	%(e)(f)	1.99	%(f)	2.07%	1.95%	2.26%	15.16	%(g)
Net investment income (loss)(b)	2.28	%(e)(f)	.60	%(f)	1.14%	1.72%	.26%	(.26)%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.64		$ 8.40		$ 10.76	$ 12.76	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.14		.14		.16	.24	.27	.09
Net realized and unrealized gain (loss) on investment transactions	2.04		.26		(2.06)	(1.90)	1.47	1.17

Net increase (decrease) in net asset value from operations	2.18		.40		(1.90)	(1.66)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.16)		(.17)	(.27)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.22)		(.16)		(.46)	(.34)	(.24)	– 0	–

Net asset value, end of period	$ 10.60		$ 8.64		$ 8.40	$ 10.76	$ 12.76	$ 11.26

Total Return
Total investment return based on net asset value(c)	25.46%		4.68%		(16.71)%	(13.36)%	15.53%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,116		$10,226		$7,365	$5,209	$480	$31
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)(f)	.73	%(f)	.72%	.72%	.80%	.89	%(g)
Expenses, before waivers/reimbursements(d)	.94	%(e)(f)	.96	%(f)	1.03%	.94%	1.48%	22.50	%(g)
Net investment income(b)	2.90	%(e)(f)	1.56	%(f)	2.16%	2.10%	2.06%	.88%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

190	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.57		$ 8.33		$ 10.66	$ 12.69	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.13		.10		.12	.26	.06	(.01)
Net realized and unrealized gain (loss) on investment transactions	2.01		.26		(2.04)	(1.98)	1.61	1.25

Net increase (decrease) in net asset value from operations	2.14		.36		(1.92)	(1.72)	1.67	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.12)		(.12)	(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.18)		(.12)		(.41)	(.31)	(.22)	– 0	–

Net asset value, end of period	$ 10.53		$ 8.57		$ 8.33	$ 10.66	$ 12.69	$ 11.24

Total Return
Total investment return based on net asset value(c)	25.12%		4.23%		(17.15)%	(13.87)%	14.88%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,716		$37,223		$32,551	$26,546	$9,026	$636
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)(f)	1.23	%(f)	1.22%	1.22%	1.26%	1.39	%(g)
Expenses, before waivers/reimbursements(d)	1.50	%(e)(f)	1.53	%(f)	1.58%	1.57%	2.00%	13.25	%(g)
Net investment income (loss)(b)	2.69	%(e)(f)	1.08	%(f)	1.64%	2.19%	.54%	(.10)%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.60		$ 8.36		$ 10.70	$ 12.71	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.12		.14	.29	.12	.04
Net realized and unrealized gain (loss) on investment transactions	2.01		.26		(2.05)	(1.98)	1.59	1.20

Net increase (decrease) in net asset value from operations	2.16		.38		(1.91)	(1.69)	1.71	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.14)		(.14)	(.25)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.21)		(.14)		(.43)	(.32)	(.24)	– 0	–

Net asset value, end of period	$ 10.55		$ 8.60		$ 8.36	$ 10.70	$ 12.71	$ 11.24

Total Return
Total investment return based on net asset value(c)	25.23%		4.51%		(16.97)%	(13.64)%	15.24%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,100		$114,731		$100,789	$88,751	$42,433	$2,800
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)(f)	.98	%(f)	.97%	.97%	1.02%	1.14	%(g)
Expenses, before waivers/reimbursements(d)	1.20	%(e)(f)	1.22	%(f)	1.27%	1.28%	1.60%	10.94	%(g)
Net investment income(b)	3.00	%(e)(f)	1.34	%(f)	1.93%	2.47%	1.07%	.43%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

192	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.62		$ 8.38		$ 10.74	$ 12.75	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.15		.16	.32	.14	.09
Net realized and unrealized gain (loss) on investment transactions	2.03		.26		(2.06)	(1.99)	1.60	1.17

Net increase (decrease) in net asset value from operations	2.18		.41		(1.90)	(1.67)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.17)		(.17)	(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.23)		(.17)		(.46)	(.34)	(.25)	– 0	–

Net asset value, end of period	$ 10.57		$ 8.62		$ 8.38	$ 10.74	$ 12.75	$ 11.26

Total Return
Total investment return based on net asset value(c)	25.46%		4.78%		(16.75)%	(13.46)%	15.54%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,562		$13,897		$17,822	$16,718	$13,213	$755
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)(f)	.73	%(f)	.72%	.72%	.75%	.89	%(g)
Expenses, before waivers/reimbursements(d)	.89	%(e)(f)	.90	%(f)	.94%	.95%	1.26%	14.42	%(g)
Net investment income(b)	3.12	%(e)(f)	1.67	%(f)	2.19%	2.72%	1.08%	.88%
Portfolio turnover rate	7%		30%		6%	4%	6%	7%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.47		$ 8.31		$ 10.71	$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.09		.11	.27	.19	.03
Net realized and unrealized gain (loss) on investment transactions	2.10		.18		(2.11)	(2.02)	1.50	1.27

Net increase (decrease) in net asset value from operations	2.22		.27		(2.00)	(1.75)	1.69	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.08)		(.12)	(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.15)		(.11)		(.40)	(.32)	(.21)	– 0	–

Net asset value, end of period	$ 10.54		$ 8.47		$ 8.31	$ 10.71	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	26.36%		3.14%		(17.83)%	(14.02)%	15.09%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,462		$62,369		$63,738	$52,620	$34,491	$3,290
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.03	%(e)(f)	1.04	%(f)	1.02%	1.02%	1.09%	1.20	%(g)
Expenses, before waivers/reimbursements(d)	1.31	%(e)(f)	1.33	%(f)	1.43%	1.36%	1.96%	17.78	%(g)
Net investment income(b)	2.42	%(e)(f)	.96	%(f)	1.57%	2.31%	1.48%	.35%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

194	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.37		$ 8.23		$ 10.59	$ 12.65	$ 11.22	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.02		.07	.19	.10	(.05)
Net realized and unrealized gain (loss) on investment transactions	2.10		.17		(2.09)	(2.01)	1.49	1.27

Net increase (decrease) in net asset value from operations	2.18		.19		(2.02)	(1.82)	1.59	1.22

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.02)		(.06)	(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.09)		(.05)		(.34)	(.24)	(.16)	– 0	–

Net asset value, end of period	$ 10.46		$ 8.37		$ 8.23	$ 10.59	$ 12.65	$ 11.22

Total Return
Total investment return based on net asset value(c)	26.09%		2.33%		(18.42)%	(14.64)%	14.27%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$950		$822		$960	$1,296	$1,051	$350
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.73	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.78%	1.90	%(g)
Expenses, before waivers/reimbursements(d)	2.06	%(e)(f)	2.07	%(f)	2.19%	2.08%	2.65%	20.23	%(g)
Net investment income (loss)(b)	1.69	%(e)(f)	.27	%(f)	.99%	1.58%	.79%	(.47)%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.38		$ 8.23		$ 10.59	$ 12.65	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.02		.06	.17	.08	(.04)
Net realized and unrealized gain (loss) on investment transactions	2.09		.18		(2.08)	(1.99)	1.52	1.25

Net increase (decrease) in net asset value from operations	2.17		.20		(2.02)	(1.82)	1.60	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.02)		(.06)	(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.09)		(.05)		(.34)	(.24)	(.16)	– 0	–

Net asset value, end of period	$ 10.46		$ 8.38		$ 8.23	$ 10.59	$ 12.65	$ 11.21

Total Return
Total investment return based on net asset value(c)	25.94%		2.45%		(18.42)%	(14.64)%	14.37%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,370		$2,684		$2,158	$1,984	$1,196	$398
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.73	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.78%	1.90	%(g)
Expenses, before waivers/reimbursements(d)	2.07	%(e)(f)	2.07	%(f)	2.17%	2.08%	2.63%	19.62	%(g)
Net investment income (loss)(b)	1.73	%(e)(f)	.21	%(f)	.90%	1.48%	.61%	(.38)%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

196	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.52		$ 8.35		$ 10.77	$ 12.84	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.11		.13	.26	.22	.05
Net realized and unrealized gain (loss) on investment transactions	2.13		.19		(2.13)	(1.98)	1.52	1.27

Net increase (decrease) in net asset value from operations	2.25		.30		(2.00)	(1.72)	1.74	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.10)		(.14)	(.27)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.13)		(.42)	(.35)	(.22)	– 0	–

Net asset value, end of period	$ 10.59		$ 8.52		$ 8.35	$ 10.77	$ 12.84	$ 11.32

Total Return
Total investment return based on net asset value(c)	26.58%		3.50%		(17.65)%	(13.77)%	15.54%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,028		$7,819		$5,872	$3,410	$942	$228
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.73	%(e)(f)	.74	%(f)	.72%	.72%	.78%	.90	%(g)
Expenses, before waivers/reimbursements(d)	1.02	%(e)(f)	1.03	%(f)	1.13%	1.08%	1.63%	19.84	%(g)
Net investment income(b)	2.44	%(e)(f)	1.23	%(f)	1.82%	2.21%	1.68%	.54%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.41		$ 8.25		$ 10.64	$ 12.72	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.10		.06		.10	.19	.07	(.02)
Net realized and unrealized gain (loss) on investment transactions	2.10		.19		(2.10)	(1.96)	1.59	1.28

Net increase (decrease) in net asset value from operations	2.20		.25		(2.00)	(1.77)	1.66	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.06)		(.11)	(.23)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.14)		(.09)		(.39)	(.31)	(.20)	– 0	–

Net asset value, end of period	$ 10.47		$ 8.41		$ 8.25	$ 10.64	$ 12.72	$ 11.26

Total Return
Total investment return based on net asset value(c)	26.29%		2.98%		(18.00)%	(14.23)%	14.86%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,000		$24,873		$21,675	$15,155	$4,446	$587
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.23	%(e)(f)	1.24	%(f)	1.22%	1.22%	1.27%	1.40	%(g)
Expenses, before waivers/reimbursements(d)	1.56	%(e)(f)	1.60	%(f)	1.65%	1.67%	2.27%	17.88	%(g)
Net investment income (loss)(b)	2.17	%(e)(f)	.73	%(f)	1.36%	1.71%	.56%	(.25)%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

198	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.47		$ 8.32		$ 10.70	$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.09		.12	.27	.09	.03
Net realized and unrealized gain (loss) on investment transactions	2.11		.17		(2.10)	(2.02)	1.61	1.27

Net increase (decrease) in net asset value from operations	2.23		.26		(1.98)	(1.75)	1.70	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.08)		(.12)	(.25)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.17)		(.11)		(.40)	(.33)	(.22)	– 0	–

Net asset value, end of period	$ 10.53		$ 8.47		$ 8.32	$ 10.70	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	26.44%		3.07%		(17.68)%	(14.03)%	15.16%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,517		$72,858		$64,028	$59,621	$27,908	$1,511
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%(e)(f)	.99	%(f)	.97%	.97%	1.02%	1.15	%(g)
Expenses, before waivers/reimbursements(d)	1.25	%(e)(f)	1.29	%(f)	1.35%	1.37%	1.75%	18.95	%(g)
Net investment income(b)	2.45	%(e)(f)	.99	%(f)	1.65%	2.29%	.86%	.28%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011		Year Ended August 31,
	(unaudited)		2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.50		$ 8.34		$ 10.75	$ 12.83	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13		.12		.14	.32	.11	.05
Net realized and unrealized gain (loss) on investment transactions	2.12		.18		(2.12)	(2.05)	1.64	1.27

Net increase (decrease) in net asset value from operations	2.25		.30		(1.98)	(1.73)	1.75	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.11)		(.15)	(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.19)		(.14)		(.43)	(.35)	(.24)	– 0	–

Net asset value, end of period	$ 10.56		$ 8.50		$ 8.34	$ 10.75	$ 12.83	$ 11.32

Total Return
Total investment return based on net asset value(c)	26.64%		3.48%		(17.57)%	(13.83)%	15.56%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,220		$9,598		$13,469	$11,536	$8,530	$539
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.73	%(e)(f)	.74	%(f)	.72%	.72%	.74%	.90	%(g)
Expenses, before waivers/reimbursements(d)	.95	%(e)(f)	.96	%(f)	1.02%	1.03%	1.43%	16.65	%(g)
Net investment income(b)	2.64	%(e)(f)	1.32	%(f)	1.88%	2.62%	.81%	.54%
Portfolio turnover rate	9%		28%		4%	4%	5%	10%

See footnote summary on page 229.

200	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011		Year Ended August 31,
	(unaudited)		2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.62		$ 8.49		$ 10.86	$ 12.89	$ 11.38		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.09		.12	.25	.17		.02
Net realized and unrealized gain (loss) on investment transactions	2.20		.14		(2.12)	(2.00)	1.57		1.36

Net increase (decrease) in net asset value from operations	2.31		.23		(2.00)	(1.75)	1.74		1.38

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.06)		(.12)	(.23)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.15)		(.10)		(.37)	(.28)	(.23)		– 0	–

Net asset value, end of period	$ 10.78		$ 8.62		$ 8.49	$ 10.86	$ 12.89		$ 11.38

Total Return
Total investment return based on net asset value(c)	26.87%		2.71%		(17.68)%	(13.89)%	15.32%		13.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,411		$52,836		$60,063	$44,222	$19,340		$1,764
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.03	%(e)(f)	1.04	%(f)	1.02%	1.02%	1.10	%(g)	1.21	%(g)
Expenses, before waivers/reimbursements(d)	1.35	%(e)(f)	1.38	%(f)	1.51%	1.49%	2.94	%(g)	32.68	%(g)
Net investment income(b)	2.23	%(e)(f)	.99	%(f)	1.57%	2.12%	1.32%		.20%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011		Year Ended August 31,
	(unaudited)		2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.52		$ 8.40		$ 10.75	$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.03		.07	.20	.11		(.05)
Net realized and unrealized gain (loss) on investment transactions	2.18		.14		(2.11)	(2.03)	1.52		1.36

Net increase (decrease) in net asset value from operations	2.25		.17		(2.04)	(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.01)		(.06)	(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.08)		(.05)		(.31)	(.20)	(.16)		– 0	–

Net asset value, end of period	$ 10.69		$ 8.52		$ 8.40	$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	26.42%		2.04%		(18.31)%	(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$982		$829		$914	$1,093	$925		$530
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.73	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.82	%(g)	1.91	%(g)
Expenses, before waivers/reimbursements(d)	2.10	%(e)(f)	2.13	%(f)	2.27%	2.21%	4.15	%(g)	35.10	%(g)
Net investment income (loss)(b)	1.50	%(e)(f)	.29	%(f)	.95%	1.69%	.91%		(.50)%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

202	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.52		$ 8.41		$ 10.75	$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.02		.06	.15	.08		(.03)
Net realized and unrealized gain (loss) on investment transactions	2.18		.14		(2.09)	(1.98)	1.55		1.34

Net increase (decrease) in net asset value from operations	2.25		.16		(2.03)	(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.01)		(.06)	(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.08)		(.05)		(.31)	(.20)	(.16)		– 0	–

Net asset value, end of period	$ 10.69		$ 8.52		$ 8.41	$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	26.42%		1.92%		(18.21)%	(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,211		$2,743		$2,200	$1,561	$563		$155
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.73	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.80	%(g)	1.91	%(g)
Expenses, before waivers/reimbursements(d)	2.14	%(e)(f)	2.14	%(f)	2.28%	2.22%	3.94	%(g)	42.81	%(g)
Net investment income (loss)(b)	1.52	%(e)(f)	.22	%(f)	.86%	1.30%	.63%		(.32)%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011		Year Ended August 31,
	(unaudited)		2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.68		$ 8.54		$ 10.93	$ 12.95	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.11		.14	.21	.31		.10
Net realized and unrealized gain (loss) on investment transactions	2.23		.16		(2.14)	(1.93)	1.46		1.32

Net increase (decrease) in net asset value from operations	2.34		.27		(2.00)	(1.72)	1.77		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.09)		(.14)	(.25)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.18)		(.13)		(.39)	(.30)	(.24)		– 0	–

Net asset value, end of period	$ 10.84		$ 8.68		$ 8.54	$ 10.93	$ 12.95		$ 11.42

Total Return
Total investment return based on net asset value(c)	27.05%		3.09%		(17.51)%	(13.61)%	15.56%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,683		$7,788		$5,368	$3,254	$242		$74
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.73	%(e)(f)	.74	%(f)	.72%	.72%	.81	%(g)	.91	%(g)
Expenses, before waivers/reimbursements(d)	1.06	%(e)(f)	1.09	%(f)	1.21%	1.20%	3.06	%(g)	55.18	%(g)
Net investment income(b)	2.25	%(e)(f)	1.23	%(f)	1.82%	1.81%	2.37%		.97%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%
See footnote summary on page 229.

204	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.56		$ 8.44		$ 10.79	$ 12.84	$ 11.37		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.07		.10	.25	.00	(h)	.01
Net realized and unrealized gain (loss) on investment transactions	2.19		.14		(2.11)	(2.02)	1.71		1.36

Net increase (decrease) in net asset value from operations	2.29		.21		(2.01)	(1.77)	1.71		1.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.05)		(.09)	(.23)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.14)		(.09)		(.34)	(.28)	(.24)		– 0	–

Net asset value, end of period	$ 10.71		$ 8.56		$ 8.44	$ 10.79	$ 12.84		$ 11.37

Total Return
Total investment return based on net asset value(c)	26.82%		2.48%		(17.89)%	(14.09)%	15.08%		13.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,264		$23,640		$20,975	$14,496	$5,335		$177
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.23	%(e)(f)	1.24	%(f)	1.22%	1.22%	1.26	%(g)	1.41	%(g)
Expenses, before waivers/reimbursements(d)	1.58	%(e)(f)	1.63	%(f)	1.70%	1.76%	3.07	%(g)	36.08	%(g)
Net investment income(b)	1.96	%(e)(f)	.76	%(f)	1.31%	2.06%	.01%		.06%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.60		$ 8.48		$ 10.85	$ 12.88	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.09		.12	.27	.09		.05
Net realized and unrealized gain (loss) on investment transactions	2.19		.15		(2.12)	(2.01)	1.66		1.35

Net increase (decrease) in net asset value from operations	2.30		.24		(2.00)	(1.74)	1.75		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.08)		(.12)	(.24)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.16)		(.12)		(.37)	(.29)	(.27)		– 0	–

Net asset value, end of period	$ 10.74		$ 8.60		$ 8.48	$ 10.85	$ 12.88		$ 11.40

Total Return
Total investment return based on net asset value(c)	26.93%		2.74%		(17.73)%	(13.83)%	15.40%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,518		$60,471		$48,452	$36,392	$16,181		$501
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%(e)(f)	.99	%(f)	.97%	.97%	1.03	%(g)	1.16	%(g)
Expenses, before waivers/reimbursements(d)	1.28	%(e)(f)	1.30	%(f)	1.39%	1.47%	2.46	%(g)	33.28	%(g)
Net investment income(b)	2.29	%(e)(f)	.99	%(f)	1.60%	2.27%	.85%		.53%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

206	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.63		$ 8.51		$ 10.90	$ 12.92	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.12		.14	.31	.11		.05
Net realized and unrealized gain (loss) on investment transactions	2.21		.14		(2.14)	(2.03)	1.67		1.37

Net increase (decrease) in net asset value from operations	2.33		.26		(2.00)	(1.72)	1.78		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.10)		(.14)	(.25)	(.26)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.19)		(.14)		(.39)	(.30)	(.28)		– 0	–

Net asset value, end of period	$ 10.77		$ 8.63		$ 8.51	$ 10.90	$ 12.92		$ 11.42

Total Return
Total investment return based on net asset value(c)	27.09%		2.99%		(17.52)%	(13.60)%	15.67%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,985		$9,287		$11,225	$9,682	$6,087		$272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.73	%(e)(f)	.74	%(f)	.72%	.72%	.76	%(g)	.91	%(g)
Expenses, before waivers/reimbursements(d)	.97	%(e)(f)	.99	%(f)	1.07%	1.14%	1.92	%(g)	29.45	%(g)
Net investment income(b)	2.41	%(e)(f)	1.32	%(f)	1.87%	2.59%	.86%		.48%
Portfolio turnover rate	7%		20%		5%	6%	7%		20%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.43		$ 8.38		$ 10.76	$ 12.90	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.09		.12	.26	.19		.04
Net realized and unrealized gain (loss) on investment transactions	2.18		.11		(2.14)	(2.03)	1.49		1.38

Net increase (decrease) in net asset value from operations	2.28		.20		(2.02)	(1.77)	1.68		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.10)		(.11)	(.23)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.14)		(.15)		(.36)	(.37)	(.20)		– 0	–

Net asset value, end of period	$ 10.57		$ 8.43		$ 8.38	$ 10.76	$ 12.90		$ 11.42

Total Return
Total investment return based on net asset value(c)	27.10%		2.34%		(18.02)%	(14.12)%	14.85%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,099		$38,528		$37,782	$31,511	$18,710		$1,057
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)(f)	1.04	%(f)	1.02%	1.02%	1.11	%(g)	1.23	%(g)
Expenses, before waivers/reimbursements(d)	1.49	%(e)(f)	1.56	%(f)	1.76%	1.82%	2.91	%(g)	44.80	%(g)
Net investment income(b)	2.05	%(e)(f)	1.01	%(f)	1.58%	2.23%	1.49%		.44%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

208	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.31		$ 8.27		$ 10.64	$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.06		.03		.06	.21	.10		(.03)
Net realized and unrealized gain (loss) on investment transactions	2.15		.11		(2.11)	(2.03)	1.47		1.37

Net increase (decrease) in net asset value from operations	2.21		.14		(2.05)	(1.82)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.05)		(.07)	(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.07)		(.10)		(.32)	(.30)	(.15)		– 0	–

Net asset value, end of period	$ 10.45		$ 8.31		$ 8.27	$ 10.64	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	26.60%		1.58%		(18.63)%	(14.60)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$374		$296		$321	$314	$319		$140
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.81	%(g)	1.93	%(g)
Expenses, before waivers/reimbursements(d)	2.26	%(e)(f)	2.35	%(f)	2.58%	2.54%	3.97	%(g)	54.54	%(g)
Net investment income (loss)(b)	1.33	%(e)(f)	.31	%(f)	.87%	1.73%	.77%		(.28)%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.31		$ 8.26		$ 10.63	$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.03		.06	.16	.11		(.07)
Net realized and unrealized gain (loss) on investment transactions	2.13		.12		(2.11)	(1.99)	1.46		1.41

Net increase (decrease) in net asset value from operations	2.20		.15		(2.05)	(1.83)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.05)		(.07)	(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.07)		(.10)		(.32)	(.30)	(.15)		– 0	–

Net asset value, end of period	$ 10.44		$ 8.31		$ 8.26	$ 10.63	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	26.48%		1.70%		(18.65)%	(14.68)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,949		$1,550		$1,440	$993	$344		$129
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.72%	1.81	%(g)	1.93	%(g)
Expenses, before waivers/reimbursements(d)	2.28	%(e)(f)	2.32	%(f)	2.53%	2.55%	4.04	%(g)	66.89	%(g)
Net investment income (loss)(b)	1.39	%(e)(f)	.31	%(f)	.85%	1.35%	.91%		(.73)%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

210	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.48		$ 8.43		$ 10.83	$ 12.95	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.11		.13	.25	.24		.09
Net realized and unrealized gain (loss) on investment transactions	2.20		.12		(2.14)	(1.98)	1.47		1.36

Net increase (decrease) in net asset value from operations	2.30		.23		(2.01)	(1.73)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.13)		(.14)	(.25)	(.20)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.16)		(.18)		(.39)	(.39)	(.21)		– 0	–

Net asset value, end of period	$ 10.62		$ 8.48		$ 8.43	$ 10.83	$ 12.95		$ 11.45

Total Return
Total investment return based on net asset value(c)	27.30%		2.58%		(17.81)%	(13.74)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,799		$6,481		$4,473	$2,046	$596		$245
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.72%	.80	%(g)	.93	%(g)
Expenses, before waivers/reimbursements(d)	1.20	%(e)(f)	1.27	%(f)	1.46%	1.52%	3.13	%(g)	52.18	%(g)
Net investment income(b)	2.12	%(e)(f)	1.26	%(f)	1.81%	2.19%	1.85%		.85%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.35		$ 8.31		$ 10.70	$ 12.84	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.07		.10	.20	.05		.02
Net realized and unrealized gain (loss) on investment transactions	2.16		.11		(2.13)	(1.98)	1.59		1.38

Net increase (decrease) in net asset value from operations	2.25		.18		(2.03)	(1.78)	1.64		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.09)		(.11)	(.22)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.13)		(.14)		(.36)	(.36)	(.20)		– 0	–

Net asset value, end of period	$ 10.47		$ 8.35		$ 8.31	$ 10.70	$ 12.84		$ 11.40

Total Return
Total investment return based on net asset value(c)	27.03%		2.11%		(18.27)%	(14.22)%	14.50%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,714		$16,927		$12,833	$7,636	$2,620		$210
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)(f)	1.24	%(f)	1.22%	1.22%	1.27	%(g)	1.43	%(g)
Expenses, before waivers/reimbursements(d)	1.72	%(e)(f)	1.76	%(f)	1.90%	2.01%	3.18	%(g)	45.90	%(g)
Net investment income(b)	1.81	%(e)(f)	.76	%(f)	1.34%	1.72%	.40%		.17%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

212	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.40		$ 8.36		$ 10.74	$ 12.88	$ 11.43		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.09		.12	.27	.11		.04
Net realized and unrealized gain (loss) on investment transactions	2.16		.11		(2.13)	(2.03)	1.56		1.39

Net increase (decrease) in net asset value from operations	2.26		.20		(2.01)	(1.76)	1.67		1.43

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.11)		(.12)	(.24)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.16)		(.16)		(.37)	(.38)	(.22)		– 0	–

Net asset value, end of period	$ 10.50		$ 8.40		$ 8.36	$ 10.74	$ 12.88		$ 11.43

Total Return
Total investment return based on net asset value(c)	27.03%		2.35%		(17.95)%	(14.03)%	14.76%		14.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,219		$33,954		$26,638	$19,539	$9,458		$484
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)(f)	.99	%(f)	.97%	.97%	1.04	%(g)	1.18	%(g)
Expenses, before waivers/reimbursements(d)	1.38	%(e)(f)	1.43	%(f)	1.60%	1.72%	2.62	%(g)	44.54	%(g)
Net investment income(b)	2.11	%(e)(f)	1.02	%(f)	1.60%	2.29%	1.04%		.43%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007		2006

Net asset value, beginning of period	$ 8.42		$ 8.38		$ 10.78	$ 12.92	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.13		.13	.30	.12		.04
Net realized and unrealized gain (loss) on investment transactions	2.17		.10		(2.13)	(2.04)	1.59		1.41

Net increase (decrease) in net asset value from operations	2.28		.23		(2.00)	(1.74)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.14)		(.15)	(.26)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.18)		(.19)		(.40)	(.40)	(.24)		– 0	–

Net asset value, end of period	$ 10.52		$ 8.42		$ 8.38	$ 10.78	$ 12.92		$ 11.45

Total Return
Total investment return based on net asset value(c)	27.20%		2.64%		(17.76)%	(13.85)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,864		$4,734		$7,694	$4,439	$2,213		$97
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.72%	.75	%(g)	.93	%(g)
Expenses, before waivers/reimbursements(d)	1.07	%(e)(f)	1.10	%(f)	1.27%	1.37%	2.13	%(g)	52.64	%(g)
Net investment income(b)	2.24	%(e)(f)	1.40	%(f)	1.81%	2.48%	.78%		.39%
Portfolio turnover rate	10%		16%		6%	5%	13%		13%

See footnote summary on page 229.

214	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.15		$ 7.06		$ 8.59	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.07		.09	.15	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.85		.10		(1.48)	(1.27)		(.12)

Net increase (decrease) in net asset value from operations	1.93		.17		(1.39)	(1.12)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.08)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.18)		(.08)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 8.90		$ 7.15		$ 7.06	$ 8.59		$ 9.86

Total Return
Total investment return based on net asset value(c)	27.16%		2.29%		(15.77)%	(11.53)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,085		$4,427		$3,462	$795		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)(f)	1.04	%(f)	1.02%	1.02%		1.09	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.94	%(e)(f)	3.56	%(f)	7.11%	54.01%		649.75	%(e)(g)
Net investment income (loss)(b)	2.01	%(e)(f)	1.00	%(f)	1.40%	1.66	%(j)	(1.02	)%(e)
Portfolio turnover rate	24%		17%		46%	893%		8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.08		$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.02		.06	.11	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.83		.10		(1.50)	(1.29)		(.12)

Net increase (decrease) in net asset value from operations	1.88		.12		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.14)		(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 8.82		$ 7.08		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	26.62%		1.66%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34		$31		$30	$32		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.72%		1.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	3.74	%(e)(f)	4.44	%(f)	8.64%	71.00%		649.78	%(e)(g)
Net investment income (loss)(b)	1.30	%(e)(f)	.31	%(f)	.93%	1.27	%(j)	(1.72	)%(e)
Portfolio turnover rate	24%		17%		46%	893%		8%

See footnote summary on page 229.

216	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.09		$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.02		.05	.08	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.84		.11		(1.49)	(1.26)		(.12)

Net increase (decrease) in net asset value from operations	1.89		.13		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.14)		(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 8.84		$ 7.09		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	26.72%		1.80%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$307		$200		$120	$52		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.72%		1.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	3.67	%(e)(f)	4.31	%(f)	8.05%	61.58%		649.72	%(e)(g)
Net investment income (loss)(b)	1.18	%(e)(f)	.22	%(f)	.81%	.94	%(j)	(1.72	)%(e)
Portfolio turnover rate	24%		17%		46%	893%		8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,				June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.19		$ 7.09		$ 8.62	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.09		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.89		.10		(1.48)	(1.23)	(.12)

Net increase (decrease) in net asset value from operations	1.96		.19		(1.38)	(1.09)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.09)		(.04)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.20)		(.09)		(.15)	(.16)	– 0	–

Net asset value, end of period	$ 8.95		$ 7.19		$ 7.09	$ 8.62	$ 9.87

Total Return
Total investment return based on net asset value(c)	27.45%		2.66%		(15.66)%	(11.25)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,181		$2,237		$1,178	$305	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.72%	.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.67	%(e)(f)	3.25	%(f)	6.75%	41.52%	648.81	%(e)(g)
Net investment income (loss)(b)	1.73	%(e)(f)	1.24	%(f)	1.69%	1.64%	(.72	)%(e)
Portfolio turnover rate	24%		17%		46%	893%	8%

See footnote summary on page 229.

218	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.12		$ 7.06		$ 8.60	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.06		.07	(.03	)(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.84		.10		(1.48)	(1.10)		(.12)

Net increase (decrease) in net asset value from operations	1.91		.16		(1.41)	(1.13)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.10)		(.02)	(.12)		– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.19)		(.10)		(.13)	(.13)		– 0	–

Net asset value, end of period	$ 8.84		$ 7.12		$ 7.06	$ 8.60		$ 9.86

Total Return
Total investment return based on net asset value(c)	27.06%		2.16%		(16.08)%	(11.67)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,452		$2,443		$1,540	$258		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)(f)	1.24	%(f)	1.22%	1.22%		1.29	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.98	%(e)(f)	3.53	%(f)	6.38%	23.00%		596.22	%(e)(g)
Net investment income (loss)(b)	1.70	%(e)(f)	.77	%(f)	1.12%	(.12	)%(j)	(1.22	)%(e)
Portfolio turnover rate	24%		17%		46%	893%		8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.14		$ 7.08		$ 8.61	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.07		.07	.08	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.84		.10		(1.46)	(1.18)		(.12)

Net increase (decrease) in net asset value from operations	1.92		.17		(1.39)	(1.10)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.11)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.21)		(.11)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 8.85		$ 7.14		$ 7.08	$ 8.61		$ 9.86

Total Return
Total investment return based on net asset value(c)	27.16%		2.33%		(15.76)%	(11.32)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,068		$7,613		$3,959	$758		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)(f)	.99	%(f)	.97%	.97%		1.04	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.71	%(e)(f)	3.20	%(f)	6.14%	30.40%		595.99	%(e)(g)
Net investment income (loss)(b)	2.00	%(e)(f)	.95	%(f)	1.32%	.95	%(j)	(.97	)%(e)
Portfolio turnover rate	24%		17%		46%	893%		8%

See footnote summary on page 229.

220	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,				June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 7.17		$ 7.09		$ 8.61	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.09		.10		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.84		.11		(1.48)	(1.24)	(.12)

Net increase (decrease) in net asset value from operations	1.93		.21		(1.38)	(1.10)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.13)		(.03)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.06)		– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.23)		(.13)		(.14)	(.16)	– 0	–

Net asset value, end of period	$ 8.87		$ 7.17		$ 7.09	$ 8.61	$ 9.87

Total Return
Total investment return based on net asset value(c)	27.18%		2.84%		(15.59)%	(11.35)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,078		$707		$787	$216	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.72%	.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.38	%(e)(f)	2.94	%(f)	6.02%	41.80%	595.86	%(e)(g)
Net investment income (loss)(b)	2.26	%(e)(f)	1.31	%(f)	1.67%	1.51%	(.72	)%(e)
Portfolio turnover rate	24%		17%		46%	893%	8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class A
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2010	2009	2008

Net asset value, beginning of period	$ 7.01	$ 6.87	$ 8.38	$ 9.85	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08	.07	.07	.13	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.82	.08	(1.54)	(1.20)	(.13)

Net increase (decrease) in net asset value from operations	1.90	.15	(1.47)	(1.07)	(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.01)	– 0	–	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.03)	(.01)	(.04)	(.40)	– 0	–

Net asset value, end of period	$ 8.88	$ 7.01	$ 6.87	$ 8.38	$ 9.85

Total Return
Total investment return based on net asset value(c)	27.20%	2.19%	(17.45)%	(11.40)%	(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,049	$867	$690	$343	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)(f)	1.04	%(f)	1.02%	1.04	%(g)	1.03	%(e)(g)
Expenses, before waivers/reimbursements(d)	9.79	%(e)(f)	11.83	%(f)	23.03%	98.75	%(g)	643.42	%(e)(g)
Net investment income (loss)(b)	2.05	%(e)(f)	.99	%(f)	1.20%	1.45	%(j)	(1.02	)%(e)
Portfolio turnover rate	23%	47%	83%	42%	8%

See footnote summary on page 229.

222	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2010	2009	2008

Net asset value, beginning of period	$ 6.88	$ 6.78	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05	.02	.05	.15	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.80	.08	(1.57)	(1.28)	(.13)

Net increase (decrease) in net asset value from operations	1.85	.10	(1.52)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	– 0	–	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 8.73	$ 6.88	$ 6.78	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	26.89%	1.48%	(18.14)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27	$19	$18	$13	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.74	%(g)	1.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	10.65	%(e)(f)	12.87	%(f)	24.65%	189.38	%(g)	638.66	%(e)(g)
Net investment income (loss)(b)	1.28	%(e)(f)	.30	%(f)	.85%	1.61	%(j)	(1.72	)%(e)
Portfolio turnover rate	23%	47%	83%	42%	8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2010	2009	2008

Net asset value, beginning of period	$ 6.87	$ 6.77	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05	.02	.08	.16	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.80	.08	(1.61)	(1.29)	(.13)

Net increase (decrease) in net asset value from operations	1.85	.10	(1.53)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	– 0	–	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 8.72	$ 6.87	$ 6.77	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	26.93%	1.48%	(18.26)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60	$45	$20	$37	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)(f)	1.74	%(f)	1.72%	1.74	%(g)	1.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	10.73	%(e)(f)	12.44	%(f)	24.79%	190.03	%(g)	638.66	%(e)(g)
Net investment income (loss)(b)	1.35	%(e)(f)	.21	%(f)	1.34%	1.74	%(j)	(1.72	)%(e)
Portfolio turnover rate	23%	47%	83%	42%	8%

See footnote summary on page 229.

224	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2010	2009	2008

Net asset value, beginning of period	$ 7.04	$ 6.90	$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.06	.09	.10	.18	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.87	.08	(1.57)	(1.22)	(.13)

Net increase (decrease) in net asset value from operations	1.93	.17	(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.03)	– 0	–	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.05)	(.03)	(.04)	(.41)	– 0	–

Net asset value, end of period	$ 8.92	$ 7.04	$ 6.90	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	27.53%	2.43%	(17.39)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$190	$531	$248	$50	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.74	%(g)	.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	9.12	%(e)(f)	11.33	%(f)	22.45%	127.65	%(g)	637.93	%(e)(g)
Net investment income (loss)(b)	1.54	%(e)(f)	1.23	%(f)	1.68%	2.04%	(.72	)%(e)
Portfolio turnover rate	23%	47%	83%	42%	8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 6.81		$ 6.79		$ 8.38	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.05		.08	.04	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.76		.09		(1.58)	(1.13)		(.13)

Net increase (decrease) in net asset value from operations	1.83		.14		(1.50)	(1.09)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.12)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.14)		(.12)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 8.50		$ 6.81		$ 6.79	$ 8.38		$ 9.85

Total Return
Total investment return based on net asset value(c)	27.05%		1.97%		(17.71)%	(11.55)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$779		$484		$268	$242		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)(f)	1.24	%(f)	1.22%	1.22%		1.23	%(e)(g)
Expenses, before waivers/reimbursements(d)	8.40	%(e)(f)	10.49	%(f)	20.50%	89.30%		586.71	%(e)(g)
Net investment income (loss)(b)	1.71	%(e)(f)	.72	%(f)	1.33%	.51	%(j)	(1.22	)%(e)
Portfolio turnover rate	23%		47%		83%	42%		8%
See footnote summary on page 229.

226	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,					June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 6.86		$ 6.83		$ 8.41	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.07		.08	.19	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.78		.09		(1.57)	(1.25)		(.13)

Net increase (decrease) in net asset value from operations	1.86		.16		(1.49)	(1.06)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.13)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.16)		(.13)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 8.56		$ 6.86		$ 6.83	$ 8.41		$ 9.85

Total Return
Total investment return based on net asset value(c)	27.22%		2.22%		(17.42)%	(11.26)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,679		$1,906		$1,265	$302		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)(f)	.99	%(f)	.97%	.97%		.98	%(e)(g)
Expenses, before waivers/reimbursements(d)	8.16	%(e)(f)	10.25	%(f)	19.84%	87.41%		586.41	%(e)(g)
Net investment income (loss)(b)	2.00	%(e)(f)	1.00	%(f)	1.46%	2.17	%(j)	(.97	)%(e)
Portfolio turnover rate	23%		47%		83%	42%		8%

See footnote summary on page 229.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,				June 29, 2007(i) to August 31, 2007
			2010		2009	2008

Net asset value, beginning of period	$ 6.87		$ 6.84		$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.09		.11		.10	.17	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.79		.06		(1.57)	(1.21)	(.13)

Net increase (decrease) in net asset value from operations	1.88		.17		(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.14)		(.06)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.17)		(.14)		(.10)	(.41)	– 0	–

Net asset value, end of period	$ 8.58		$ 6.87		$ 6.84	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	27.59%		2.44%		(17.21)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85		$60		$186	$48	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)(f)	.74	%(f)	.72%	.72%	.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	7.84	%(e)(f)	10.23	%(f)	19.85%	129.39%	586.25	%(e)(g)
Net investment income (loss)(b)	2.35	%(e)(f)	1.58	%(f)	1.62%	2.01%	(.72	)%(e)
Portfolio turnover rate	23%		47%		83%	42%	8%

See footnote summary on page 229.

228	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or redemption of strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the six months ended February 28, 2011, the estimated annualized blended expense ratios were .05% for Strategies 2000, 2005 and 2010, and .04% for Strategies 2015, 2020, 2025 and 2030 and .03% for Strategies 2035 and 2040 and .02% for Strategies 2045, 2050 and 2055. For the year ended August 31, 2010, the estimated annualized blended expense ratios was .04% for Strategies 2000 and 2005, and .03% for Strategies 2010, 2015, 2020, 2025 and 2030 and .02% for Strategies 2035, 2040, 2045, 2050 and 2055. For the years ended August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .04%, .04%, .04% and .07%, respectively, for each of the Strategies.

(e)	Annualized.

(f)	The ratio includes expenses attributable to costs of proxy solicitation.

(g)	Ratios reflect expenses grossed up, where applicable for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

	Year Ended August 31, 2008
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2055	1.02%	1.72%	1.72%	.72%	—	—	—

	Year Ended August 31, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	.90%	1.57%	1.59%	.63%	1.05%	.82%	.54%
2040	1.08%	1.80%	1.78%	.79%	1.24%	1.02%	.74%
2045	1.09%	1.79%	1.79%	.79%	1.25%	1.02%	.73%
2050	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%
2055	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%

	Year Ended August 31, 2006
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	1.03%	1.73%	1.73%	0.73%	1.23%	0.98%	0.73%
2030	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2035	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2040	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2045	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%

(h)	Amount is less than $.005.

(i)	Commencement of operations.

(j)	Net of fees and expenses waived by the Distributor.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	229

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Shareholders of the AllianceBernstein Retirement Strategies (the “Strategies”) was held on November 5, 2010 and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Directors, the required number of outstanding shares were voted in favor of the proposal for the Strategies, and the proposal was approved. At the January 5, 2011 Meeting, with respect to the fourth item of business to amend and restate the Charter of the Fund, and with respect to the fifth item of business, changes to the fundamental policy regarding commodities, an insufficient number of required outstanding shares were voted in favor of the proposal for the Strategies, and therefore the proposals were not approved. A description of each proposal and number of shares voted at the Meetings are as follows (the proposal numbers shown below correspond to the proposal numbers in the Strategies’ proxy statement):

1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

	Voted For	Withheld Authority
John H. Dobkin	40,173,919	651,500
Michael J. Downey	40,171,229	654,189
William H. Foulk, Jr.	40,171,163	654,255
D. James Guzy	40,171,141	654,278
Nancy P. Jacklin	40,128,724	696,694
Robert M. Keith	40,154,485	670,934
Garry L. Moody	40,160,794	664,624
Marshall C. Turner, Jr.	40,171,789	653,629
Earl D. Weiner	40,159,608	665,810

	Voted For	Voted Against	Abstained	Broker Non- Votes
4. Approve the amendment and restatement of the Fund’s Charter, which would repeal in its entirety all currently existing charter provisions and substitute in lieu thereof the new provisions set forth in the Form of Articles of Amendment and Restatement attached to the Proxy Statement as Appendix C.	56,215,286	4,340,220	7,511,920	12,063,480

230	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Results of Shareholders Meeting

	Voted For	Voted Against	Abstained	Broker Non- Votes
5. Approve the Amendment of the Strategies’ fundamental policy regarding commodities.

2000 Retirement Strategy	761,762	5,956	22,244	18,629
2005 Retirement Strategy	1,194,452	70,979	37,712	449,307
2010 Retirement Strategy	5,650,314	131,905	318,369	617,493
2015 Retirement Strategy	10,600,933	232,952	653,208	1,507,655
2020 Retirement Strategy	10,247,746	349,114	1,482,126	2,500,342
2025 Retirement Strategy	8,068,452	205,963	1,263,030	2,005,578
2030 Retirement Strategy	7,630,609	124,118	1,370,751	1,823,439
2035 Retirement Strategy	5,487,748	37,823	824,024	1,097,854
2040 Retirement Strategy	4,503,659	64,931	689,867	867,327
2045 Retirement Strategy	2,547,771	41,820	364,219	552,445
2050 Retirement Strategy	513,830	3,201	205,080	21,651
2055 Retirement Strategy	155,528	5,319	41,775	39,781

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	231

Results of Shareholders Meeting

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2), Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Masters, Fontaine, Lee, Nikolich and Rudden are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

232	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Board of Directors

Pages 233-401 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2011 financial statements. A copy of the underlying Portfolios’ unaudited semi-annual report is available upon request.

U.S. VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,334.0

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	233

Portfolio Summary

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,324.3

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

234	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,213.2

*	All data are as of February 28, 2011. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following countries: Austria, China, Denmark, Hong Kong, India, New Zealand, Norway, Portugal, Singapore, South Africa, Taiwan and Turkey.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	235

Portfolio Summary

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,154.8

*	All data are as of February 28, 2011. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following countries: Australia, Canada, China, Denmark, Indonesia, Italy, South Africa and Taiwan.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

236	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

SHORT DURATION BOND PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,318.4

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	237

Portfolio Summary

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,405.1

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

238	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $725.0

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	239

Portfolio Summary

HIGH-YIELD PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $533.6

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

240	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $617.8

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	241

Portfolio Summary

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $620.2

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

242	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,047.6

*	All data are as of February 28, 2011. The Portfolio’s security and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following countries: Finland, Germany, India, Israel, Luxembourg, Mongolia, Norway, Poland, South Africa, South Korea and Sweden.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	243

Portfolio Summary

VOLATILITY MANAGEMENT

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $346.8

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

244	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Consumer Discretionary – 20.2%
Auto Components – 1.6%
Lear Corp.(a)	152,900	$16,176,820
TRW Automotive Holdings Corp.(a)	382,500	21,726,000

		37,902,820

Automobiles – 0.9%
Ford Motor Co.(a)	1,010,000	15,200,500
General Motors Co.(a)	163,600	5,485,508

		20,686,008

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	246,200	10,781,098

Household Durables – 1.9%
Fortune Brands, Inc.	178,400	11,035,824
Garmin Ltd.	525,700	17,847,515
NVR, Inc.(a)	21,100	15,357,846

		44,241,185

Media – 9.2%
Cablevision Systems Corp.	80,400	2,962,740
Comcast Corp. – Class A	1,931,000	49,742,560
DIRECTV(a)	553,000	25,421,410
Gannett Co., Inc.	874,400	14,436,344
Interpublic Group of Cos., Inc. (The)(a)	791,100	10,442,520
News Corp. – Class A	1,800,400	31,272,948
Time Warner Cable, Inc. – Class A	495,800	35,786,844
Time Warner, Inc.	658,900	25,169,980
Viacom, Inc. – Class B	453,700	20,262,242

		215,497,588

Multiline Retail – 1.5%
Kohl’s Corp.(a)	348,700	18,791,443
Macy’s, Inc.	637,600	15,238,640

		34,030,083

Specialty Retail – 4.6%
Foot Locker, Inc.	783,900	15,576,093
Gap, Inc. (The)	857,500	19,319,475
Limited Brands, Inc.	362,300	11,600,846
Lowe’s Cos., Inc.	793,400	20,763,278
Office Depot, Inc.(a)	1,962,100	10,418,751
Ross Stores, Inc.	269,300	19,400,372
TJX Cos., Inc.	223,700	11,155,919

		108,234,734

		471,373,516

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	245

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 16.5%
Capital Markets – 2.1%
Goldman Sachs Group, Inc. (The)	135,500	$22,192,190
Morgan Stanley	927,500	27,528,200

		49,720,390

Commercial Banks – 4.8%
BB&T Corp.	631,200	17,421,120
Comerica, Inc.	325,300	12,654,170
Fifth Third Bancorp	753,600	11,002,560
Wells Fargo & Co.	2,203,100	71,072,006

		112,149,856

Consumer Finance – 0.8%
Capital One Financial Corp.	369,300	18,380,061

Diversified Financial Services – 5.5%
Bank of America Corp.	770,900	11,016,161
Citigroup, Inc.(a)	4,849,800	22,697,064
JPMorgan Chase & Co.	2,000,700	93,412,683

		127,125,908

Insurance – 3.3%
ACE Ltd.	284,400	17,988,300
Allstate Corp. (The)	189,300	6,015,954
Berkshire Hathaway, Inc.(a)	184,400	16,094,432
Chubb Corp.	116,800	7,087,424
Travelers Cos., Inc. (The)	499,500	29,935,035

		77,121,145

		384,497,360

Energy – 15.3%
Energy Equipment & Services – 2.2%
Ensco PLC (Sponsored ADR)	426,900	23,949,090
McDermott International, Inc.(a)	532,000	12,209,400
Nabors Industries Ltd.(a)	477,200	13,585,884

		49,744,374

Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	514,400	53,369,000
ConocoPhillips	490,900	38,226,383
Devon Energy Corp.	553,400	50,602,896
Forest Oil Corp.(a)	519,300	18,429,957
Hess Corp.	326,400	28,406,592
Marathon Oil Corp.	803,700	39,863,520
Newfield Exploration Co.(a)	341,300	24,843,227
Nexen, Inc. (New York)	1,013,600	27,681,416
Occidental Petroleum Corp.	43,000	4,384,710
Southern Union Co.	478,800	13,655,376

246	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Tesoro Corp.(a)	292,900	$6,965,162

		306,428,239

		356,172,613

Health Care – 11.1%
Biotechnology – 1.7%
Amgen, Inc.(a)	344,100	17,662,653
Gilead Sciences, Inc.(a)	565,800	22,054,884

		39,717,537

Health Care Providers & Services – 1.1%
Health Net, Inc.(a)	305,800	8,996,636
UnitedHealth Group, Inc.	406,400	17,304,512

		26,301,148

Pharmaceuticals – 8.3%
AstraZeneca PLC (Sponsored ADR)	734,300	36,105,531
Forest Laboratories, Inc.(a)	98,700	3,197,880
Johnson & Johnson	1,175,500	72,222,720
Merck & Co., Inc.	81,900	2,667,483
Pfizer, Inc.	4,153,500	79,913,340

		194,106,954

		260,125,639

Industrials – 8.5%
Aerospace & Defense – 2.4%
Northrop Grumman Corp.	626,000	41,741,680
Raytheon Co.	255,600	13,089,276

		54,830,956

Airlines – 0.9%
Delta Air Lines, Inc.(a)	1,967,800	22,118,072

Industrial Conglomerates – 2.0%
General Electric Co.	2,245,500	46,975,860

Machinery – 3.2%
Eaton Corp.	167,122	18,513,775
Ingersoll-Rand PLC	523,700	23,723,610
Parker Hannifin Corp.	295,600	26,361,608
SPX Corp.	47,400	3,780,624
Terex Corp.(a)	77,550	2,617,313

		74,996,930

		198,921,818

Consumer Staples – 7.7%
Beverages – 0.8%
Constellation Brands, Inc. – Class A(a)	952,000	19,344,640

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	247

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.7%
Kroger Co. (The)	518,600	$11,875,940
Safeway, Inc.	250,350	5,462,637

		17,338,577

Food Products – 3.0%
Archer-Daniels-Midland Co.	537,400	19,980,532
Bunge Ltd.	335,600	24,220,252
ConAgra Foods, Inc.	346,500	8,024,940
Sara Lee Corp.	273,525	4,682,748
Smithfield Foods, Inc.(a)	512,500	11,864,375

		68,772,847

Household Products – 2.5%
Kimberly-Clark Corp.	303,400	19,994,060
Procter & Gamble Co. (The)	622,700	39,261,235

		59,255,295

Tobacco – 0.7%
Altria Group, Inc.	607,000	15,399,590

		180,110,949

Telecommunication Services – 4.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	1,672,800	47,474,064
CenturyLink, Inc.	447,200	18,415,696
Verizon Communications, Inc.	676,900	24,991,148

		90,880,908

Wireless Telecommunication Services – 1.0%
Vodafone Group PLC (Sponsored ADR)	818,200	23,416,884

		114,297,792

Utilities – 4.8%
Electric Utilities – 1.2%
Edison International	420,800	15,620,096
NV Energy, Inc.	865,500	12,714,195

		28,334,291

Gas Utilities – 1.1%
Atmos Energy Corp.	396,300	13,402,866
UGI Corp.	378,917	12,083,663

		25,486,529

Independent Power Producers & Energy Traders – 0.7%
Constellation Energy Group, Inc.	540,500	16,793,335

248	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Utilities – 1.8%
Ameren Corp.	273,500	$7,647,060
CenterPoint Energy, Inc.	383,800	6,087,068
CMS Energy Corp.	666,800	12,842,568
NiSource, Inc.	731,600	14,017,456

		40,594,152

		111,208,307

Materials – 4.2%
Chemicals – 2.2%
Dow Chemical Co. (The)	888,900	33,031,524
EI du Pont de Nemours & Co.	149,800	8,219,526
LyondellBasell Industries NV(a)	277,700	10,574,816

		51,825,866

Metals & Mining – 2.0%
Alcoa, Inc.	1,517,700	25,573,245
Commercial Metals Co.	423,200	7,054,744
Reliance Steel & Aluminum Co.	133,000	7,358,890
Steel Dynamics, Inc.	396,800	7,324,928

		47,311,807

		99,137,673

Information Technology – 4.0%
Communications Equipment – 0.2%
Motorola Solutions, Inc.(a)	117,228	4,529,690

Computers & Peripherals – 2.8%
Dell, Inc.(a)	2,580,400	40,847,732
Hewlett-Packard Co.	541,200	23,612,556

		64,460,288

Electronic Equipment, Instruments & Components – 0.5%
Tyco Electronics Ltd.	309,400	11,150,776

Semiconductors & Semiconductor Equipment – 0.5%
Advanced Semiconductor Engineering, Inc. (ADR)	38,100	217,932
Intel Corp.	580,600	12,465,482

		12,683,414

		92,824,168

Total Common Stocks (cost $1,863,722,167)		2,268,669,835

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	249

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $36,476,008)	36,476,008	$36,476,008

Total Investments – 98.8% (cost $1,900,198,175)		2,305,145,843
Other assets less liabilities – 1.2%		28,806,198

Net Assets – 100.0%		$2,333,952,041

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

250	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 30.4%
Communications Equipment – 4.0%
Cisco Systems, Inc.(a)	928,200	$17,227,392
Juniper Networks, Inc.(a)	549,500	24,178,000
QUALCOMM, Inc.	511,300	30,463,254
Riverbed Technology, Inc.(a)	536,500	22,152,085

		94,020,731

Computers & Peripherals – 9.8%
Apple, Inc.(a)	462,000	163,183,020
EMC Corp.(a)	2,351,407	63,981,784

		227,164,804

Internet Software & Services – 4.6%
Google, Inc. – Class A(a)	174,050	106,762,270

IT Services – 1.5%
Accenture PLC	705,581	36,323,310

Semiconductors & Semiconductor Equipment – 3.4%
Broadcom Corp. – Class A	964,857	39,771,406
Intel Corp.	782,696	16,804,483
Marvell Technology Group Ltd.(a)	1,207,400	22,071,272

		78,647,161

Software – 7.1%
Citrix Systems, Inc.(a)	579,300	40,643,688
Intuit, Inc.(a)	572,900	30,123,082
Oracle Corp.	2,082,100	68,501,090
Rovi Corp.(a)	461,500	25,576,330

		164,844,190

		707,762,466

Consumer Discretionary – 15.8%
Auto Components – 3.0%
BorgWarner, Inc.(a)	256,900	19,938,009
Johnson Controls, Inc.	1,193,300	48,686,640

		68,624,649

Automobiles – 0.6%
Ford Motor Co.(a)	992,100	14,931,105

Hotels, Restaurants & Leisure – 2.4%
Carnival Corp.	533,300	22,755,911
Starbucks Corp.	983,500	32,435,830

		55,191,741

Household Durables – 0.7%
Stanley Black & Decker, Inc.	217,800	16,515,774

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	251

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – 1.4%
Amazon.com, Inc.(a)	186,040	$32,238,872

Media – 4.0%
Comcast Corp. – Class A	566,200	14,585,312
News Corp. – Class A	2,040,600	35,445,222
Walt Disney Co. (The)	997,200	43,617,528

		93,648,062

Multiline Retail – 1.0%
Kohl’s Corp.(a)	423,300	22,811,637

Specialty Retail – 2.7%
Limited Brands, Inc.	1,115,100	35,705,502
Lowe’s Cos., Inc.	1,033,800	27,054,546

		62,760,048

		366,721,888

Financials – 13.7%
Capital Markets – 6.0%
Blackstone Group LP	2,077,300	36,975,940
Goldman Sachs Group, Inc. (The)	625,595	102,459,949

		139,435,889

Commercial Banks – 0.4%
Wells Fargo & Co.	278,800	8,994,088

Diversified Financial Services – 6.2%
CME Group, Inc. – Class A	68,575	21,346,026
JPMorgan Chase & Co.	2,654,300	123,929,267

		145,275,293

Insurance – 1.1%
AON Corp.	491,300	25,862,032

		319,567,302

Industrials – 12.9%
Aerospace & Defense – 2.3%
Goodrich Corp.	346,200	29,852,826
Honeywell International, Inc.	416,100	24,096,351

		53,949,177

Air Freight & Logistics – 2.7%
United Parcel Service, Inc. – Class B	858,370	63,347,706

Electrical Equipment – 4.2%
Cooper Industries PLC	659,300	42,425,955
Emerson Electric Co.	574,411	34,269,360
Rockwell Automation, Inc.	240,700	21,116,611

		97,811,926

252	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 3.5%
Danaher Corp.	1,097,300	$55,523,380
Deere & Co.	37,520	3,382,428
Flowserve Corp.	167,065	20,878,113

		79,783,921

Professional Services – 0.2%
Nielsen Holdings NV(a)	167,347	4,449,757

		299,342,487

Energy – 12.8%
Energy Equipment & Services – 6.1%
Cameron International Corp.(a)	519,100	30,694,383
Schlumberger Ltd.	1,185,095	110,711,575

		141,405,958

Oil, Gas & Consumable Fuels – 6.7%
EOG Resources, Inc.	368,255	41,358,719
Noble Energy, Inc.	626,400	58,042,224
Occidental Petroleum Corp.	254,900	25,992,153
Southwestern Energy Co.(a)	413,800	16,336,824
Suncor Energy, Inc. (New York)	281,600	13,240,832

		154,970,752

		296,376,710

Health Care – 8.1%
Biotechnology – 2.2%
Celgene Corp.(a)	568,458	30,185,120
Gilead Sciences, Inc.(a)	528,620	20,605,608

		50,790,728

Health Care Equipment & Supplies – 0.9%
Alcon, Inc.	123,305	20,398,346

Health Care Providers & Services – 2.1%
Express Scripts, Inc. – Class A(a)	626,815	35,239,539
McKesson Corp.	175,200	13,889,856

		49,129,395

Pharmaceuticals – 2.9%
Allergan, Inc.	509,000	37,752,530
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	583,000	29,208,300

		66,960,830

		187,279,299

Materials – 5.1%
Chemicals – 5.1%
Dow Chemical Co. (The)	1,444,300	53,670,188
Monsanto Co.	601,661	43,253,409

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	253

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Potash Corp. of Saskatchewan, Inc.	336,600	$20,734,560

		117,658,157

Consumer Staples – 0.5%
Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	170,400	12,744,216

Total Common Stocks (cost $1,757,909,012)		2,307,452,525

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $20,738,048)	20,738,048	20,738,048

Total Investments – 100.2% (cost $1,778,647,060)		2,328,190,573
Other assets less liabilities – (0.2)%		(3,888,994)

Net Assets – 100.0%		$2,324,301,579

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

254	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Financials – 23.7%
Capital Markets – 0.3%
Macquarie Group Ltd.	77,900	$3,028,077

Commercial Banks – 15.1%
Australia & New Zealand Banking Group Ltd.	372,300	9,201,518
Banco do Brasil SA	486,200	8,693,623
Bank of China Ltd.	5,987,000	3,159,140
Barclays PLC	3,189,800	16,553,872
BNP Paribas	153,465	11,977,201
Danske Bank A/S(a)	165,247	3,873,596
DnB NOR ASA	457,000	7,073,110
Hana Financial Group, Inc.	217,460	8,711,133
KB Financial Group, Inc.	155,362	7,612,994
KBC Groep NV(a)	275,400	11,517,184
Lloyds Banking Group PLC(a)	5,447,800	5,501,548
National Australia Bank Ltd.	898,400	23,752,681
National Bank of Canada	90,400	6,965,513
Societe Generale	310,470	21,830,911
Sumitomo Mitsui Financial Group, Inc.	382,900	14,489,586
Turkiye Garanti Bankasi AS	490,400	2,173,130
Turkiye Is Bankasi – Class C	1,849,600	5,764,457
UniCredit SpA	5,670,100	14,588,076

		183,439,273

Diversified Financial Services – 2.0%
ING Groep NV(a)	1,130,900	14,186,598
ORIX Corp.	84,240	9,487,250

		23,673,848

Insurance – 5.0%
Aegon NV(a)	1,156,227	8,899,904
Allianz SE	181,600	26,224,870
Aviva PLC	1,824,600	13,849,521
Muenchener Rueckversicherungs AG	73,000	12,205,309

		61,179,604

Real Estate Management & Development – 1.3%
Evergrande Real Estate Group Ltd.	6,165,000	2,921,500
Mitsui Fudosan Co., Ltd.	283,000	6,048,145
New World Development Ltd.	3,805,224	6,914,630

		15,884,275

		287,205,077

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	255

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 13.7%
Auto Components – 2.6%
Bridgestone Corp.	159,300	$3,275,607
Faurecia(a)	6,842	266,432
GKN PLC	2,965,900	10,116,882
Magna International, Inc. – Class A	139,200	6,855,766
NGK Spark Plug Co., Ltd.	503,000	7,535,952
Sumitomo Rubber Industries Ltd.	272,400	2,953,595

		31,004,234

Automobiles – 4.3%
Nissan Motor Co., Ltd.	1,702,400	17,492,327
Renault SA(a)	259,400	15,907,064
Toyota Motor Corp.	399,500	18,667,585

		52,066,976

Hotels, Restaurants & Leisure – 0.3%
Thomas Cook Group PLC	974,200	2,995,823

Household Durables – 2.4%
LG Electronics, Inc.	65,790	6,494,648
Sharp Corp.	915,000	9,968,612
Sony Corp.	353,300	13,008,012

		29,471,272

Media – 2.7%
Informa PLC	1,155,300	8,163,083
Lagardere SCA	137,957	6,209,441
Vivendi SA	638,860	18,208,047

		32,580,571

Multiline Retail – 0.4%
Marks & Spencer Group PLC	96,793	544,995
PPR	31,200	4,733,544

		5,278,539

Specialty Retail – 0.7%
Esprit Holdings Ltd.	1,820,500	8,960,195

Textiles, Apparel & Luxury Goods – 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,309,568

		165,667,178

Energy – 11.5%
Oil, Gas & Consumable Fuels – 11.5%
BP PLC	3,490,800	28,141,634
China Petroleum & Chemical Corp. – Class H	3,398,000	3,448,706
ENI SpA	493,300	12,027,921
Gazprom OAO (Sponsored ADR)	436,300	12,792,316
JX Holdings, Inc.	928,000	6,537,269

256	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

LUKOIL OAO (London) (Sponsored ADR)	98,750	$7,030,012
Nexen, Inc. (Toronto)	521,520	14,230,349
OMV AG	201,100	8,545,740
Penn West Petroleum Ltd.	356,314	10,301,951
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	808,086	29,090,813
Suncor Energy, Inc. (Toronto)	152,248	7,155,209

		139,301,920

Materials – 10.3%
Chemicals – 2.7%
Agrium, Inc. (Toronto)	118,800	11,264,326
Air Water, Inc.	165,000	2,189,654
Clariant AG(a)	200,500	3,309,488
DIC Corp.	1,557,000	4,152,483
Incitec Pivot Ltd.	699,700	3,156,984
Koninklijke DSM NV	138,706	8,148,051

		32,220,986

Metals & Mining – 7.6%
Dowa Holdings Co., Ltd.	488,000	3,449,095
Hindalco Industries Ltd.	385,000	1,726,236
JFE Holdings, Inc.	334,200	10,583,892
Rio Tinto PLC	353,000	24,857,056
Tata Steel Ltd.	573,100	7,740,689
ThyssenKrupp AG	276,500	11,539,110
Vale SA (Sponsored ADR) (Local Preference Shares)	747,900	22,414,563
Xstrata PLC	431,480	9,868,416

		92,179,057

		124,400,043

Industrials – 9.7%
Aerospace & Defense – 0.9%
BAE Systems PLC	2,110,300	11,285,228

Building Products – 1.7%
Asahi Glass Co., Ltd.	980,000	13,702,626
Cie de St-Gobain	107,000	6,390,990

		20,093,616

Construction & Engineering – 1.8%
Bouygues SA	479,200	22,135,068

Electrical Equipment – 1.9%
Furukawa Electric Co., Ltd.	1,048,000	4,475,607
Mitsubishi Electric Corp.	553,000	6,571,002
Sumitomo Electric Industries Ltd.	795,800	11,678,123

		22,724,732

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	257

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.8%
Bidvest Group Ltd.	245,253	$5,495,857
SembCorp Industries Ltd.	1,130,000	4,249,434

		9,745,291

Road & Rail – 0.7%
East Japan Railway Co.	61,400	4,281,385
Firstgroup PLC	700,200	4,154,992

		8,436,377

Trading Companies & Distributors – 1.9%
Mitsubishi Corp.	548,400	15,257,724
Mitsui & Co., Ltd.	460,800	8,423,402

		23,681,126

		118,101,438

Telecommunication Services – 7.5%
Diversified Telecommunication Services – 5.3%
France Telecom SA	640,800	14,180,137
Nippon Telegraph & Telephone Corp.	351,000	17,170,174
Telecom Corp. of New Zealand Ltd.	2,460,332	3,870,055
Telecom Italia SpA (ordinary shares)	9,707,700	15,155,870
Telecom Italia SpA (savings shares)	4,931,400	6,526,981
Telenor ASA	441,800	7,329,709

		64,232,926

Wireless Telecommunication Services – 2.2%
Vodafone Group PLC	9,552,537	27,120,543

		91,353,469

Health Care – 6.5%
Pharmaceuticals – 6.5%
AstraZeneca PLC	654,700	32,035,962
Novartis AG	375,110	21,079,912
Roche Holding AG	103,700	15,642,352
Sanofi-Aventis SA	154,919	10,712,325

		79,470,551

Information Technology – 6.0%
Computers & Peripherals – 1.6%
Fujitsu Ltd.	1,372,000	9,303,828
Lite-On Technology Corp.	1,232,000	1,545,387
Pegatron Corp.(a)	2,027,000	2,413,747
Toshiba Corp.	993,000	6,525,056

		19,788,018

258	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 1.0%
AU Optronics Corp.(a)	13,470,790	$12,178,250

IT Services – 1.3%
Cap Gemini SA	265,900	15,545,998

Office Electronics – 0.4%
Konica Minolta Holdings, Inc.	527,500	4,887,160

Semiconductors & Semiconductor Equipment – 1.7%
Powertech Technology, Inc.	708,000	2,483,900
Samsung Electronics Co., Ltd.	22,330	18,313,942

		20,797,842

		73,197,268

Consumer Staples – 5.2%
Beverages – 0.4%
Asahi Breweries Ltd.	261,300	5,051,171

Food & Staples Retailing – 1.7%
Delhaize Group SA	156,300	12,073,276
Koninklijke Ahold NV	640,300	8,600,332

		20,673,608

Tobacco – 3.1%
Imperial Tobacco Group PLC	492,200	15,794,833
Japan Tobacco, Inc.	5,361	22,176,309

		37,971,142

		63,695,921

Utilities – 3.9%
Electric Utilities – 3.9%
E.ON AG	730,600	23,996,404
EDP – Energias de Portugal SA	2,210,300	8,385,194
Tokyo Electric Power Co., Inc. (The)	566,000	14,650,834

		47,032,432

Total Common Stocks (cost $1,046,995,767)		1,189,425,297

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	259

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $8,099,845)	8,099,845	$8,099,845

Total Investments – 98.7% (cost $1,055,095,612)		1,197,525,142
Other assets less liabilities – 1.3%		15,718,082

Net Assets – 100.0%		$1,213,243,224

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	51	March 2011	$2,004,970	$2,120,473	$115,503
Topix Index Futures	50	March 2011	5,369,916	5,812,603	442,687

					$558,190

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Swedish Krona settling 5/16/11	234,489	$36,402,856	$36,883,341	$480,485
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	3,801	6,101,555	6,174,424	72,869
Norwegian Krone settling 5/16/11	32,371	5,610,517	5,757,141	146,624
Deutsche Bank AG London:
Norwegian Krone settling 5/16/11	298,812	50,661,901	53,143,331	2,481,430
Swedish Krona settling 5/16/11	155,331	23,092,396	24,432,388	1,339,992
Swiss Franc settling 5/16/11	46,191	47,958,760	49,749,186	1,790,426
Swiss Franc settling 5/16/11	45,578	47,625,915	49,088,966	1,463,051
HSBC BankUSA:
Great British Pound settling 5/16/11	29,001	45,979,055	47,109,836	1,130,781
UBS AG:
Euro settling 5/16/11	77,512	105,290,750	106,860,503	1,569,753
Westpac Banking Corp.:
Australian Dollar settling 5/16/11	27,136	27,183,488	27,371,862	188,374

260	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	4,235,551	$51,662,512	$51,803,995	$(141,483)
BNP Paribas SA:
Australian Dollar settling 5/16/11	27,136	27,001,107	27,371,861	(370,754)
Canadian Dollar settling 5/16/11	41,436	41,796,706	42,577,241	(780,535)
Citibank NA:
Canadian Dollar settling 5/16/11	8,806	8,843,647	9,048,537	(204,890)
Great British Pound settling 5/16/11	3,016	4,891,430	4,899,254	(7,824)
Deutsche Bank AG London:
Euro settling 5/16/11	118,588	158,222,481	163,489,180	(5,266,699)
Euro settling 5/16/11	22,163	30,272,552	30,554,615	(282,063)
State Street Bank and Trust Co.:
Great British Pound settling 5/16/11	8,753	14,121,653	14,218,558	(96,905)
UBS AG:
Swiss Franc settling 5/16/11	46,493	48,925,580	50,074,450	(1,148,870)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	261

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 19.6%
Capital Markets – 2.7%
GP Investments Ltd. (BDR)(a)	1,442,500	$5,722,142
Man Group PLC	2,882,052	13,466,524
UBS AG(a)	593,662	11,779,901

		30,968,567

Commercial Banks – 6.6%
Banco Santander Brasil SA (ADR)	370,500	4,512,690
Bank Rakyat Indonesia Persero TBK PT	5,269,000	2,823,961
BNP Paribas	146,900	11,464,834
HDFC Bank Ltd.	144,800	6,567,083
HSBC Holdings PLC	1,473,200	16,224,568
Itau Unibanco Holding SA (ADR)	517,780	11,505,072
Standard Chartered PLC	860,742	22,765,595

		75,863,803

Consumer Finance – 0.2%
Shriram Transport Finance Co., Ltd.	176,300	2,891,189

Diversified Financial Services – 0.9%
BM&F Bovespa SA	239,100	1,625,328
IG Group Holdings PLC	1,280,052	9,324,535

		10,949,863

Insurance – 3.0%
Admiral Group PLC	632,053	17,351,513
AIA Group Ltd.(a)	3,111,000	9,087,731
Prudential PLC	732,900	8,477,954

		34,917,198

Real Estate Management & Development – 5.8%
CapitaLand Ltd.	6,066,000	15,612,328
CapitaMalls Asia Ltd.	3,345,000	4,543,004
China Overseas Land & Investment Ltd.	2,994,000	5,004,420
Hang Lung Group Ltd.	787,800	4,836,271
Hang Lung Properties Ltd.	7,209,000	30,883,924
Mitsubishi Estate Co., Ltd.	291,000	5,966,377

		66,846,324

Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp.	316,000	4,420,135

		226,857,079

Consumer Staples – 15.7%
Beverages – 2.7%
Anheuser-Busch InBev NV	565,437	31,578,384

262	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 4.2%
Olam International Ltd.	9,956,000	$21,840,010
Sugi Holdings Co., Ltd.	20,500	492,550
Tesco PLC	4,017,680	26,389,128

		48,721,688

Food Products – 0.4%
China Green Holdings Ltd.	5,622,000	4,419,931

Household Products – 1.4%
Reckitt Benckiser Group PLC	311,517	16,060,506

Personal Products – 0.5%
Hypermarcas SA(a)	507,300	5,793,184

Tobacco – 6.5%
British American Tobacco PLC	649,104	26,005,688
Imperial Tobacco Group PLC	734,700	23,576,725
Japan Tobacco, Inc.	6,075	25,129,841

		74,712,254

		181,285,947

Materials – 15.5%
Chemicals – 8.3%
Huabao International Holdings Ltd.	3,312,000	4,180,400
Israel Chemicals Ltd.	2,353,700	39,194,849
K&S AG	528,500	40,854,721
Potash Corp. of Saskatchewan, Inc.	186,900	11,513,040

		95,743,010

Metals & Mining – 7.2%
Agnico-Eagle Mines Ltd.	81,600	5,740,560
Centamin Egypt Ltd.(a)	1,091,700	2,105,092
Newcrest Mining Ltd.	150,900	5,832,320
Rio Tinto PLC	457,200	32,194,465
Vale SA (Sponsored ADR) – Class B	669,200	22,906,716
Xstrata PLC	620,720	14,196,541

		82,975,694

		178,718,704

Industrials – 14.2%
Air Freight & Logistics – 0.7%
Kuehne & Nagel International AG	55,707	7,492,779

Commercial Services & Supplies – 3.5%
Aggreko PLC	410,600	9,661,903
G4S PLC	796,014	3,416,264
Serco Group PLC	3,119,730	27,622,953

		40,701,120

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	263

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Construction & Engineering – 0.4%
Larsen & Toubro Ltd.	95,700	$3,233,556
Larsen & Toubro Ltd. (GDR)	33,600	1,139,712

		4,373,268

Electrical Equipment – 1.1%
Bharat Heavy Electricals Ltd.	116,700	5,196,304
Vestas Wind Systems A/S(a)	209,917	7,209,702

		12,406,006

Machinery – 2.9%
Fanuc Corp.	143,100	22,353,527
Jain Irrigation Systems Ltd.	2,105,612	8,530,768
Komatsu Ltd.	95,300	2,923,677

		33,807,972

Professional Services – 4.2%
Capita Group PLC (The)	3,006,400	35,456,981
Experian PLC	680,200	8,626,055
Intertek Group PLC	160,550	4,707,089

		48,790,125

Road & Rail – 0.4%
DSV A/S	210,847	4,870,318

Transportation Infrastructure – 1.0%
China Merchants Holdings International Co., Ltd.	2,600,000	11,033,676

		163,475,264

Consumer Discretionary – 12.8%
Distributors – 3.6%
Li & Fung Ltd.	6,916,000	42,078,243

Diversified Consumer Services – 0.5%
Anhanguera Educacional Participacoes SA	239,400	5,352,615

Hotels, Restaurants & Leisure – 0.4%
Ajisen China Holdings Ltd.	1,226,800	1,880,118
Shangri-La Asia Ltd.	1,174,333	2,768,288

		4,648,406

Household Durables – 0.4%
MRV Engenharia e Participacoes SA	564,800	4,484,318

Multiline Retail – 0.3%
Don Quijote Co., Ltd.	98,400	3,440,476

Specialty Retail – 7.1%
Fast Retailing Co., Ltd.	66,500	10,440,813
Hennes & Mauritz AB – Class B	1,015,950	33,195,459
Inditex SA	372,230	26,975,235

264	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Yamada Denki Co., Ltd.	154,340	$11,789,818

		82,401,325

Textiles, Apparel & Luxury Goods – 0.5%
Cie Financiere Richemont SA	98,200	5,619,394

		148,024,777

Energy – 11.4%
Energy Equipment & Services – 8.0%
AMEC PLC	1,532,021	28,992,906
Petrofac Ltd.	1,288,000	29,163,076
Saipem SpA	337,000	17,024,679
Technip SA	177,100	17,502,672

		92,683,333

Oil, Gas & Consumable Fuels – 3.4%
Afren PLC(a)	4,514,400	11,753,715
Petroleo Brasileiro SA (ADR)	676,900	26,960,927

		38,714,642

		131,397,975

Information Technology – 7.9%
Communications Equipment – 0.5%
HTC Corp.	171,000	6,176,617

Computers & Peripherals – 2.3%
Logitech International SA(a)	1,422,061	27,028,806

Internet Software & Services – 1.0%
Yahoo! Japan Corp.	30,919	11,656,654

Semiconductors & Semiconductor Equipment – 0.5%
Trina Solar Ltd. (Sponsored ADR)(a)	195,200	5,387,520

Software – 3.6%
Aveva Group PLC	256,960	6,662,279
SAP AG	388,500	23,476,535
Temenos Group AG(a)	297,370	11,277,485

		41,416,299

		91,665,896

Health Care – 1.2%
Pharmaceuticals – 1.2%
Aspen Pharmacare Holdings Ltd.(a)	1,193,544	13,972,575

Total Common Stocks (cost $1,009,539,757)		1,135,398,217

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	265

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $8,460,708)	8,460,708	$8,460,708

Total Investments – 99.0% (cost $1,018,000,465)		1,143,858,925
Other assets less liabilities – 1.0%		10,980,076

Net Assets – 100.0%		$1,154,839,001

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Japanese Yen settling 3/15/11	1,573,425	$18,864,424	$19,235,354	$370,930
Barclays Bank PLC:
Japanese Yen settling 3/15/11	6,628,198	78,854,550	81,030,704	2,176,154
Japanese Yen settling 3/15/11	2,704,239	32,486,864	33,059,723	572,859
Citibank NA:
Canadian Dollar settling 3/15/11	2,285	2,251,963	2,351,245	99,282
Deutsche Bank AG London:
Canadian Dollar settling 3/15/11	2,160	2,181,598	2,222,621	41,023
Euro settling 3/15/11	117,419	155,427,530	162,005,962	6,578,432
Swedish Krona settling 3/15/11	84,503	12,594,530	13,333,682	739,152
Swedish Krona settling 3/15/11	80,310	11,969,595	12,672,071	702,476
Swiss Franc settling 3/15/11	9,046	9,386,252	9,737,378	351,126
HSBC BankUSA:
Great British Pound settling 3/15/11	14,910	23,654,864	24,235,898	581,034
Hong Kong Dollar settling 3/15/11	29,074	3,740,359	3,733,632	(6,727)
JP Morgan Chase Bank NA:
Canadian Dollar settling 3/15/11	3,834	3,844,110	3,945,153	101,043
Morgan Stanley and Co.:
Australian Dollar settling 3/15/11	76,620	74,317,569	77,885,955	3,568,386
Royal Bank of Canada:
Swedish Krona settling 6/15/11	222,244	34,174,035	34,896,387	722,352
UBS AG:
Hong Kong Dollar settling 3/15/11	761,885	98,040,250	97,839,947	(200,303)
Swedish Krona settling 3/15/11	48,910	7,558,816	7,717,482	158,666
Westpac Banking Corp.:
Canadian Dollar settling 3/15/11	2,721	2,728,840	2,799,886	71,046

266	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Bank of America NA:
Australian Dollar settling 3/15/11	76,620	$75,309,032	$77,885,955	$(2,576,923)
BNP Paribas SA:
Japanese Yen settling 3/15/11	1,403,887	17,048,636	17,162,727	(114,091)
Calyon:
Canadian Dollar settling 3/15/11	12,221	12,091,620	12,575,303	(483,683)
Citibank NA:
Canadian Dollar settling 3/15/11	2,647	2,616,603	2,723,740	(107,137)
Credit Suisse London Branch (GFX):
Great British Pound settling 3/15/11	7,295	11,499,838	11,857,872	(358,034)
Japanese Yen settling 3/15/11	3,364,589	40,676,891	41,132,600	(455,709)
Swedish Krona settling 3/15/11	44,678	6,478,171	7,049,718	(571,547)
Deutsche Bank AG London:
Euro settling 3/15/11	36,320	48,487,200	50,111,622	(1,624,422)
Hong Kong Dollar settling 3/15/11	56,040	7,218,998	7,196,559	22,439
Hong Kong Dollar settling 3/15/11	44,370	5,718,917	5,697,918	20,999
Swedish Krona settling 3/15/11	39,825	5,764,220	6,283,965	(519,745)
HSBC BankUSA:
Canadian Dollar settling 6/15/11	10,965	11,076,541	11,257,964	(181,423)
Great British Pound settling 6/15/11	4,744	7,585,229	7,702,533	(117,304)
Hong Kong Dollar settling 3/15/11	33,752	4,350,163	4,334,373	15,790
Hong Kong Dollar settling 3/15/11	635,662	81,853,500	81,630,609	222,891
Morgan Stanley and Co.:
Great British Pound settling 3/15/11	132,124	208,523,382	214,764,843	(6,241,461)
Swiss Franc settling 3/15/11	9,046	9,157,029	9,737,377	(580,348)
Royal Bank of Canada:
Euro settling 3/15/11	10,588	14,266,377	14,608,531	(342,154)
Societe Generale:
Great British Pound settling 3/15/11	1,795	2,833,767	2,917,736	(83,969)
Standard Chartered Bank:
Hong Kong Dollar settling 3/15/11	21,135	2,727,765	2,714,120	13,645

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	267

International Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 44.2%
United States – 44.2%
U.S. Treasury Notes 0.375%, 10/31/12	$31,285	$31,199,467
0.625%, 2/28/13	73,405	73,313,243
0.75%, 11/30/11-5/31/12	141,000	141,693,720
1.375%, 11/15/12-1/15/13	240,773	244,069,833
1.75%, 8/15/12	91,037	92,775,989

Total Governments - Treasuries (cost $580,149,509)		583,052,252

ASSET-BACKED SECURITIES – 15.1%
Autos - Fixed Rate – 6.1%
Ally Auto Receivables Trust Series 2011-1, Class A2 0.81%, 10/15/13	4,618	4,604,312
Bank of America Auto Trust Series 2009-2A, Class A4 3.03%, 10/15/16(a)	8,610	8,913,897
Series 2009-3A, Class A4 2.67%, 12/15/16(a)	12,380	12,759,260
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3 2.82%, 1/15/16	5,013	5,082,918
Ford Credit Auto Owner Trust Series 2011-A, Class A3 0.97%, 1/15/15	6,545	6,452,783
Harley-Davidson Motorcycle Trust Series 2010-1, Class A2 0.83%, 11/15/13	2,905	2,905,640
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A2 0.79%, 4/15/13(a)	6,540	6,523,042
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A4 2.43%, 3/15/16	7,560	7,750,430
Nissan Auto Lease Trust Series 2009-B, Class A4 2.65%, 1/15/15	10,555	10,696,536
Series 2010-B, Class A2 0.90%, 5/15/13	4,475	4,477,562
Nissan Auto Receivables Owner Trust Series 2010-A, Class A3 0.87%, 7/15/14	3,628	3,614,251
Volkswagen Auto Lease Trust Series 2010-A, Class A2 0.77%, 1/22/13	6,225	6,234,582

		80,015,213

268	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Autos - Floating Rate – 3.8%
BMW Floorplan Master Owner Trust Series 2009-1A, Class A 1.416%, 9/15/14(a)(b)	$4,360	$4,404,121
CNH Wholesale Master Note Trust Series 2009-1A, Class A 1.966%, 7/15/15(a)(b)+	14,000	14,135,117
Ford Credit Floorplan Master Owner Trust Series 2010-1, Class A 1.916%, 12/15/14(a)(b)	6,070	6,174,244
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A 0.332%, 4/20/13(b)	4,360	4,355,761
1.812%, 10/20/14(a)(b)	5,438	5,515,582
Nissan Master Owner Trust Receivables Series 2010-AA, Class A 1.416%, 1/15/15(a)(b)	8,345	8,447,285
Wheels SPV LLC Series 2009-1, Class A 1.816%, 3/15/18(a)(b)+	6,541	6,577,548

		49,609,658

Credit Cards - Floating Rate – 3.0%
Chase Issuance Trust Series 2009-A2, Class A2 1.816%, 4/15/14(b)	13,000	13,198,567
Discover Card Master Trust Series 2009-A1, Class A1 1.566%, 12/15/14(b)+	14,835	15,025,011
Series 2009-A2, Class A 1.566%, 2/17/15(b)	1,320	1,337,433
Series 2010-A1, Class A1 0.916%, 9/15/15(b)	7,206	7,249,584
MBNA Credit Card Master Note Trust Series 2006-A2, Class A2 0.326%, 6/15/15(b)	3,130	3,116,101

		39,926,696

Home Equity Loans - Floating Rate – 1.0%
BNC Mortgage Loan Trust Series 2007-2, Class M5 1.162%, 5/25/37(b)(c)	1,200	16,671
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF 1 2.89%, 12/25/32(b)	2,180	1,797,115

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	269

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

HSBC Home Equity Loan Trust Series 2006-1, Class M1 0.542%, 1/20/36(b)	$1,121	$895,304
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 0.462%, 6/25/37(a)(b)	3,370	1,503,211
Lehman XS Trust Series 2005-2, Class 1M1 0.762%, 8/25/35(b)(c)	5,000	177,362
Series 2006-1, Class 1M1 0.712%, 2/25/36(b)(c)	4,000	203,088
Newcastle Mortgage Securities Trust Series 2007-1, Class 2A1 0.392%, 4/25/37(b)	1,901	1,656,941
Novastar Home Equity Loan Series 2007-2, Class M1 0.562%, 9/25/37(b)(c)	4,935	694,190
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.362%, 7/25/36(b)	2,009	1,631,647
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1 5.91%, 4/25/37(a)(d)	258	255,542
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2 0.392%, 7/25/37(b)	4,185	2,929,367
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1 0.712%, 6/25/36(b)	2,000	1,095,226

		12,855,664

Other ABS - Fixed Rate – 0.8%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15	5,261	5,245,221
GE Equipment Small Ticket LLC Series 2011-1A, Class A2 0.88%, 8/21/13(a)	3,910	3,896,583
John Deere Owner Trust Series 2009-A, Class A3 2.59%, 10/15/13	1,891	1,906,413

		11,048,217

Home Equity Loans - Fixed Rate – 0.4%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.03%, 4/25/33	2,308	2,187,961

270	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33	$1,188	$1,046,083
Series 2005-CB4, Class AF2 4.751%, 8/25/35	160	159,976
Home Equity Mortgage Trust Series 2006-5, Class A1 5.50%, 1/25/37	2,295	353,373
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37(e)(f)	35	0
Structured Asset Securities Corp. Series 2007-RM1, Class AIO 5.00%, 5/25/47(a)(c)(g)	8,495	1,327,815

		5,075,208

Total Asset-Backed Securities (cost $219,457,468)		198,530,656

MORTGAGE PASS-THRU’S – 14.9%
Agency Fixed Rate 30-Year – 10.2%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37-9/01/37	1,871	2,033,791
Federal National Mortgage Association Series 2007 6.50%, 10/01/37	28,444	31,708,683
Series 2008 6.00%, 5/01/38-8/01/38	36,039	39,183,065
6.50%, 12/01/28-7/01/35	18,448	20,631,105
Series 2010 6.00%, 4/01/40	28,881	31,395,760
Government National Mortgage Association Series 2008 6.50%, 9/15/38	9,064	10,226,062

		135,178,466

Agency ARMs – 4.3%
Federal Home Loan Mortgage Corp. Series 2005 2.699%, 5/01/35(d)	3,887	4,086,810
Series 2007 5.861%, 11/01/36(b)	3,221	3,405,435
6.089%, 1/01/37(b)	2,719	2,880,825
Federal National Mortgage Association 2.522%, 1/01/36(d)	1,844	1,947,535
Series 2003 2.685%, 12/01/33(d)	982	1,032,504

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	271

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2005 2.527%, 2/01/35(b)	$5,337	$5,596,127
3.097%, 10/01/35(d)	3,125	3,286,218
Series 2006 2.704%, 1/01/36(d)	9,276	9,793,550
5.507%, 5/01/36(b)	3,713	3,898,921
5.661%, 7/01/36(d)	3,077	3,234,673
5.716%, 11/01/36(b)	3,890	4,111,578
Series 2007 2.883%, 11/01/35(b)	5,226	5,501,243
5.444%, 2/01/37(b)	3,552	3,763,254
6.25%, 1/01/37(b)	1,569	1,649,083
Series 2009 3.304%, 7/01/38(d)	2,488	2,626,544

		56,814,300

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 1998 6.00%, 10/01/13-12/01/13	14	14,984
Series 2001 6.00%, 11/01/16	92	99,870
Series 2002 6.00%, 12/01/17	62	67,367
Series 2005 6.00%, 6/01/17-6/01/20	167	181,676
Series 2006 6.00%, 5/01/21-1/01/22	3,070	3,352,997
Series 2007 6.00%, 2/01/22	933	1,017,882

		4,734,776

Total Mortgage Pass-Thru’s (cost $188,843,202)		196,727,542

CORPORATES - INVESTMENT GRADES – 12.7%
Industrial – 9.1%
Capital Goods – 1.1%
Caterpillar, Inc. 7.00%, 12/15/13	2,067	2,376,242
General Dynamics Corp. 5.25%, 2/01/14	4,560	5,015,416
John Deere Capital Corp. 1.60%, 3/03/14	3,605	3,601,431
5.25%, 10/01/12	2,735	2,923,072

		13,916,161

272	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.3%
AT&T, Inc. 4.95%, 1/15/13	$2,875	$3,076,813
Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 2/01/14	5,900	6,522,179
New Cingular Wireless Services, Inc. 8.125%, 5/01/12	5,160	5,593,471
Verizon Global Funding Corp. 7.375%, 9/01/12	2,142	2,342,770

		17,535,233

Consumer Cyclical - Automotive – 0.7%
American Honda Finance Corp. 2.375%, 3/18/13(a)	6,114	6,198,159
Toyota Motor Credit Corp. 1.375%, 8/12/13	3,065	3,075,075

		9,273,234

Consumer Cyclical - Entertainment – 0.3%
Walt Disney Co. (The) 4.50%, 12/15/13	3,624	3,951,490

Consumer Cyclical - Restaurants – 0.3%
McDonald’s Corp. 4.30%, 3/01/13	3,595	3,811,660

Consumer Cyclical - Retailers – 0.5%
Costco Wholesale Corp. 5.30%, 3/15/12	2,740	2,872,830
Wal-Mart Stores, Inc. 4.55%, 5/01/13	3,500	3,760,928

		6,633,758

Consumer Non-Cyclical – 2.3%
Abbott Laboratories 5.15%, 11/30/12	2,717	2,917,401
Avon Products, Inc. 5.625%, 3/01/14	2,450	2,695,492
Baxter International, Inc. 1.80%, 3/15/13	2,021	2,049,324
Bottling Group LLC 5.00%, 11/15/13	3,599	3,941,682
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/13	2,844	3,076,796
Merck & Co., Inc. 5.30%, 12/01/13	2,810	3,104,949

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	273

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

PepsiCo, Inc. 4.65%, 2/15/13	$2,802	$2,997,823
Pfizer, Inc. 4.45%, 3/15/12	6,003	6,235,172
Procter & Gamble Co. (The) 1.375%, 8/01/12	3,132	3,163,308

		30,181,947

Energy – 1.1%
Apache Corp. 5.25%, 4/15/13	2,890	3,127,333
BP Capital Markets PLC 5.25%, 11/07/13	2,975	3,229,913
Chevron Corp. 3.95%, 3/03/14	3,665	3,921,451
ConocoPhillips 4.75%, 2/01/14	3,650	3,981,427

		14,260,124

Technology – 1.3%
Hewlett-Packard Co. 2.95%, 8/15/12	1,408	1,449,508
International Business Machines Corp. 2.10%, 5/06/13	6,055	6,192,897
Microsoft Corp. 0.875%, 9/27/13	3,060	3,043,868
2.95%, 6/01/14	3,045	3,181,583
Oracle Corp. 4.95%, 4/15/13	2,885	3,120,958

		16,988,814

Transportation - Services – 0.2%
United Parcel Service, Inc. 3.875%, 4/01/14	3,095	3,317,475

		119,869,896

Financial Institutions – 3.4%
Banking – 1.7%
Bank of New York Mellon Corp. (The) 4.30%, 5/15/14	1,785	1,924,653
JPMorgan Chase & Co. 3.45%, 3/01/16	3,280	3,294,704
National Australia Bank Ltd. 1.70%, 12/10/13(a)	3,130	3,117,511
Royal Bank of Canada 5.65%, 7/20/11	4,960	5,059,651
State Street Corp. 4.30%, 5/30/14	3,015	3,252,736

274	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

UnionBanCal Corp. 5.25%, 12/16/13	$5,212	$5,622,086

		22,271,341

Finance – 0.5%
General Electric Capital Corp. 1.875%, 9/16/13	6,461	6,483,484

Insurance – 1.0%
Berkshire Hathaway Finance Corp 1.50%, 1/10/14	5,705	5,704,669
Metropolitan Life Global Funding I 2.875%, 9/17/12(a)	7,700	7,873,982

		13,578,651

Other Finance – 0.2%
ORIX Corp. 5.48%, 11/22/11	3,130	3,221,071

		45,554,547

Utility – 0.2%
Electric – 0.2%
Southern Co. 4.15%, 5/15/14	2,001	2,119,987

Total Corporates - Investment Grades (cost $163,613,253)		167,544,430

AGENCIES – 5.1%
Agency Debentures – 5.1%
Bank of America Corp. – FDIC Insured 2.10%, 4/30/12	8,760	8,938,941
Citibank NA – FDIC Insured 1.875%, 5/07/12	18,659	18,971,613
Goldman Sachs Group, Inc. (The) – FDIC Insured 3.25%, 6/15/12	13,670	14,149,188
JPMorgan Chase & Co. – FDIC Insured 3.125%, 12/01/11	10,565	10,787,266
Morgan Stanley – FDIC Insured 2.25%, 3/13/12	6,000	6,113,022
Wells Fargo & Co. – FDIC Insured 3.00%, 12/09/11	7,493	7,647,993

Total Agencies (cost $65,168,343)		66,608,023

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.0%
Non-Agency Fixed Rate CMBS – 1.9%
DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.742%, 11/10/46(a)	6,480	6,613,633

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	275

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S 5.305%, 1/15/49	$5,950	$6,085,440
Morgan Stanley Capital I Series 2011-C1, Class A1 2.602%, 9/15/47(a)	3,125	3,170,333
NCUA Guaranteed Notes Series 2010-C1, Class A1 1.60%, 10/29/20	5,776	5,646,181
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1 2.501%, 2/15/44(a)	3,125	3,162,655

		24,678,242

Non-Agency Floating Rate CMBS – 1.6%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.576%, 3/15/22(a)(b)	2,500	2,329,256
Commercial Mortgage Pass Through Certificates Series 2005-FL11, Class D 0.606%, 11/15/17(a)(b)	831	800,514
Series 2007-FL14, Class C 0.566%, 6/15/22(a)(b)	3,317	2,938,331
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.736%, 10/15/21(a)(b)	4,900	4,764,456
Series 2007-TFLA, Class A2 0.386%, 2/15/22(a)(b)	8,000	7,514,393
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.664%, 9/15/21(a)(b)	2,600	1,452,915
Series 2007-WHL8, Class E 0.666%, 6/15/20(a)(b)	2,725	1,883,741

		21,683,606

Agency CMBS – 1.5%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19	12,203	11,983,314
Series K009, Class A1 2.757%, 5/25/20	3,466	3,423,952

276	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series K010, Class A1 3.32%, 7/25/20	$4,020	$4,059,510

		19,466,776

Total Commercial Mortgage-Backed Securities (cost $69,309,411)		65,828,624

CMOs – 2.1%
Non-Agency Floating Rate – 1.5%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1 0.732%, 2/25/36(b)(c)	2,290	7,756
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1 1.142%, 11/25/46(b)	1,913	1,051,243
Homebanc Mortgage Trust Series 2005-4, Class A2 0.592%, 10/25/35(b)	2,862	2,167,932
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.74%, 2/25/42(a)(b)	3,145	3,016,234
NCUA Guaranteed Notes Series 2010-R3, Class 1A 0.823%, 12/08/20(b)	8,808	8,847,507
Sequoia Mortgage Trust Series 2007-3, Class 1A1 0.462%, 7/20/36(b)	2,767	2,263,958
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3 0.492%, 5/25/35(b)	120	98,640
Structured Asset Mortgage Investments, Inc. Series 2004-AR5, Class 1A1 0.592%, 10/19/34(b)	630	562,603
WaMu Mortgage Pass Through Certificates Series 2006-AR4, Class 1A1B 1.232%, 5/25/46(b)	1,101	674,199
Series 2006-AR9, Class 1AB2 0.482%, 8/25/46(b)	2,363	799,340

		19,489,412

Non-Agency Fixed Rate – 0.5%
Ford Credit Auto Lease Trust Series 2010-B, Class A2 0.75%, 10/15/12(a)	6,220	6,220,883
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36	763	743,300

		6,964,183

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	277

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Agency Floating Rate – 0.1%
Fannie Mae REMIC Series 2003-52, Class FV 1.26%, 5/25/31(b)	$244	$244,580
Fannie Mae Whole Loan Series 2003-W13, Class AV2 0.542%, 10/25/33(b)	161	150,377
Freddie Mac Reference REMIC Series R008, Class FK 0.666%, 7/15/23(b)	572	571,193

		966,150

Agency Fixed Rate – 0.0%
Fannie Mae REMIC Series 2006-50, Class PA 5.00%, 4/25/27	624	622,861

Total CMOs (cost $34,589,748)		28,042,606

GOVERNMENTS - SOVEREIGN AGENCIES – 0.5%
Netherlands – 0.5%
Achmea Hypotheekbank NV 0.661%, 11/03/14(a)(b) (cost $6,453,823)	6,456	6,420,724

	Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(h)	8,982,215	8,982,215

	Principal Amount (000)
Certificates of Deposit – 1.0%
Royal Bank of Canada NY 2.25%, 3/15/13	$12,810	13,199,309

Total Short-Term Investments (cost $21,787,405)		22,181,524

Total Investments – 101.3% (cost $1,349,372,162)		1,334,936,381
Other assets less liabilities – (1.3)%		(16,558,232)

Net Assets – 100.0%		$1,318,378,149

278	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,289	June 2011	$280,923,977	$281,384,673	$460,696

Sold Contracts
U.S. T-Note 5 Yr Futures	93	June 2011	10,860,473	10,875,187	(14,714)
U.S. T-Note 10 Yr Futures	397	June 2011	47,112,595	47,261,609	(149,014)

					$296,968

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $147,910,967 or 11.2% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Illiquid security.

(d)	Variable rate coupon, rate shown as of February 28, 2011.

(e)	Fair valued.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(g)	IO – Interest Only

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $31,853,556.

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
CMOs	– Collateralized Mortgage Obligations
FDIC	– Federal Deposit Insurance Corporation
FHLMC	– Federal Home Loan Mortgage Corporation
REMIC	– Real Estate Mortgage Investment Conduit

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	279

Short Duration Bond Portfolio—Portfolio of Investments

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADES – 29.6%
Financial Institutions – 13.3%
Banking – 6.8%
American Express Co. 7.25%, 5/20/14	U.S.$	1,900	$2,172,857
Bank of America Corp. 5.625%, 7/01/20		1,710	1,778,752
7.625%, 6/01/19		1,700	1,987,599
Series L 5.65%, 5/01/18		5,630	5,949,896
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY 7.40%, 6/15/11		170	173,175
BankAmerica Capital II Series 2 8.00%, 12/15/26		1,950	1,979,250
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17		5,410	5,796,144
Citigroup, Inc. 5.50%, 4/11/13		2,900	3,108,800
6.50%, 8/19/13		2,770	3,052,900
8.50%, 5/22/19		2,750	3,412,222
Compass Bank 5.50%, 4/01/20		4,989	4,978,548
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		2,700	2,894,905
7.50%, 2/15/19		2,855	3,365,206
JPMorgan Chase & Co. 4.40%, 7/22/20		3,955	3,861,512
Lloyds TSB Bank PLC 4.375%, 1/12/15(a)		3,820	3,850,724
M&I Marshall & Ilsley Bank 5.00%, 1/17/17		3,700	3,856,181
Macquarie Group Ltd. 4.875%, 8/10/17(a)		3,420	3,380,694
Morgan Stanley 5.45%, 1/09/17		1,615	1,702,895
5.50%, 7/24/20		5,325	5,380,630
6.60%, 4/01/12		960	1,018,123
National City Bank/Cleveland OH 6.25%, 3/15/11		4,245	4,252,662
Nationwide Building Society 6.25%, 2/25/20(a)		3,415	3,505,935
Royal Bank of Scotland PLC (The) 6.125%, 1/11/21		2,740	2,784,511
Santander US Debt SA Unipersonal 2.991%, 10/07/13(a)		3,400	3,317,156

280	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Societe Generale 2.50%, 1/15/14(a)	U.S.$	3,380	$3,360,126
SouthTrust Corp. 5.80%, 6/15/14		3,315	3,609,455
Standard Chartered PLC 6.409%, 12/31/49(a)		4,800	4,553,530
UFJ Finance Aruba AEC 6.75%, 7/15/13		1,913	2,118,544
Unicredit Luxembourg Finance SA 6.00%, 10/31/17(a)		1,580	1,485,993
Union Bank NA 5.95%, 5/11/16		1,005	1,090,762
Wachovia Corp. 5.50%, 5/01/13		1,225	1,328,642

			95,108,329

Brokerage – 0.1%
Jefferies Group, Inc. 6.875%, 4/15/21		1,330	1,426,706

Finance – 0.9%
General Electric Capital Corp. 4.80%, 5/01/13		2,795	2,982,497
Series A 4.375%, 11/21/11		2,713	2,787,266
HSBC Finance Corp. 7.00%, 5/15/12		2,095	2,230,706
SLM Corp. Series A 5.375%, 5/15/14-5/15/14		4,650	4,802,579

			12,803,048

Insurance – 4.4%
Aetna, Inc. 6.00%, 6/15/16		1,010	1,144,566
Aflac, Inc. 3.45%, 8/15/15		555	568,086
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16		1,820	2,039,725
Allstate Corp. (The) 7.45%, 5/16/19		3,420	4,113,118
Assurant, Inc. 5.625%, 2/15/14		1,028	1,089,804
CIGNA Corp. 5.125%, 6/15/20		1,155	1,210,043
Coventry Health Care, Inc. 5.95%, 3/15/17		665	690,362
6.125%, 1/15/15		260	276,870
6.30%, 8/15/14		2,060	2,200,712

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	281

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Genworth Financial, Inc. 6.515%, 5/22/18	U.S.$	4,100	$4,119,705
Guardian Life Insurance Co. of America 7.375%, 9/30/39(a)		1,605	1,867,122
Hartford Financial Services Group, Inc. 4.00%, 3/30/15		685	692,699
5.50%, 3/30/20		3,221	3,310,357
Humana, Inc. 6.30%, 8/01/18		1,514	1,636,136
6.45%, 6/01/16		285	314,496
7.20%, 6/15/18		610	695,186
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		2,683	2,851,618
Lincoln National Corp. 8.75%, 7/01/19		791	996,484
Markel Corp. 7.125%, 9/30/19		1,685	1,912,763
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)		1,510	2,032,433
MetLife, Inc. 4.75%, 2/08/21		1,460	1,497,163
7.717%, 2/15/19		1,159	1,426,636
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		2,585	3,081,584
Principal Financial Group, Inc. 7.875%, 5/15/14		2,220	2,569,663
Prudential Financial, Inc. 5.15%, 1/15/13		2,545	2,702,413
6.20%, 1/15/15		265	293,725
Series D 7.375%, 6/15/19		200	237,780
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26		3,065	3,216,215
UnitedHealth Group, Inc. 5.25%, 3/15/11		4,300	4,306,510
WellPoint, Inc. 4.35%, 8/15/20		2,865	2,860,542
5.875%, 6/15/17		270	304,849
7.00%, 2/15/19		655	778,773
XL Group PLC 5.25%, 9/15/14		4,520	4,772,004

			61,810,142

Other Finance – 0.2%
ORIX Corp. 4.71%, 4/27/15		3,328	3,394,906

282	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

REITS – 0.9%
ERP Operating LP 5.25%, 9/15/14	U.S.$	3,300	$3,615,361
HCP, Inc. 6.00%, 1/30/17		3,180	3,455,763
Healthcare Realty Trust, Inc. 5.125%, 4/01/14		2,373	2,497,773
Simon Property Group LP 4.375%, 3/01/21		3,575	3,539,336

			13,108,233

			187,651,364

Industrial – 12.8%
Basic – 2.2%
Anglo American Capital PLC 9.375%, 4/08/19(a)		1,901	2,544,795
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		2,110	2,148,062
ArcelorMittal 6.125%, 6/01/18		3,570	3,839,531
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16		3,132	3,701,877
Dow Chemical Co. (The) 7.375%, 11/01/29		200	242,066
8.55%, 5/15/19		4,115	5,217,684
International Paper Co. 5.30%, 4/01/15		2,625	2,827,855
7.50%, 8/15/21		797	952,586
Packaging Corp. of America 5.75%, 8/01/13		1,329	1,430,719
PPG Industries, Inc. 5.75%, 3/15/13		3,190	3,453,724
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18		3,260	3,774,487
Teck Resources Ltd. 6.00%, 8/15/40		205	209,286

			30,342,672

Capital Goods – 0.4%
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(a)		299	311,138
Lafarge SA 6.15%, 7/15/11		2,204	2,242,874
Republic Services, Inc. 5.25%, 11/15/21		1,213	1,277,487
5.50%, 9/15/19		1,768	1,916,340

			5,747,839

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	283

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Communications - Media – 2.4%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)	U.S.$	3,710	$4,120,727
CBS Corp. 5.75%, 4/15/20		3,655	3,886,533
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		1,906	2,598,985
Comcast Corp. 5.50%, 3/15/11		2,767	2,771,422
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 4.60%, 2/15/21		1,870	1,829,933
4.75%, 10/01/14		1,200	1,290,811
News America Holdings, Inc. 9.25%, 2/01/13		670	771,874
News America, Inc. 6.15%, 3/01/37		2,177	2,205,329
6.55%, 3/15/33		1,383	1,464,139
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		2,894	3,673,728
RR Donnelley & Sons Co. 4.95%, 4/01/14		710	736,078
Time Warner Cable, Inc. 7.50%, 4/01/14		1,325	1,530,102
Time Warner Entertainment Co. LP 8.375%, 3/15/23		2,680	3,369,497
WPP Finance UK 5.875%, 6/15/14		376	410,601
8.00%, 9/15/14		2,616	3,045,260

			33,705,019

Communications - Telecommunications – 1.4%
American Tower Corp. 5.05%, 9/01/20		2,750	2,703,233
AT&T Corp. 8.00%, 11/15/31		295	374,691
Embarq Corp. 7.082%, 6/01/16		3,780	4,301,784
Qwest Corp. 7.50%, 10/01/14		3,270	3,744,150
8.875%, 3/15/12		660	708,675
Telecom Italia Capital SA 6.175%, 6/18/14		2,510	2,671,531
6.375%, 11/15/33		375	346,495
7.175%, 6/18/19		1,450	1,570,275

284	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

United States Cellular Corp. 6.70%, 12/15/33	U.S.$	3,150	$3,070,670

			19,491,504

Consumer Cyclical - Automotive – 0.5%
Daimler Finance North America LLC 5.75%, 9/08/11		1,105	1,133,872
7.30%, 1/15/12		1,178	1,243,635
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)		2,465	2,622,553
Nissan Motor Acceptance Corp. 4.50%, 1/30/15(a)		2,530	2,646,453

			7,646,513

Consumer Cyclical - Entertainment – 0.6%
Time Warner, Inc. 4.70%, 1/15/21		1,460	1,467,486
7.625%, 4/15/31		2,810	3,320,692
Viacom, Inc. 5.625%, 9/15/19		2,895	3,169,993

			7,958,171

Consumer Cyclical - Other – 0.6%
Marriott International, Inc. Series J 5.625%, 2/15/13		4,120	4,395,088
MDC Holdings, Inc. 5.50%, 5/15/13		3,300	3,428,845

			7,823,933

Consumer Cyclical - Retailers – 0.1%
CVS Caremark Corp. 6.60%, 3/15/19		1,460	1,692,489

Consumer Non-Cyclical – 1.2%
Ahold Finance USA LLC 6.875%, 5/01/29		3,105	3,409,985
Altria Group, Inc. 9.70%, 11/10/18		1,675	2,205,982
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		1,711	1,755,286
5.875%, 5/15/13		2,720	2,897,649
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)		3,480	3,775,438
Delhaize Group SA 5.875%, 2/01/14		775	849,577
Fortune Brands, Inc. 4.875%, 12/01/13		2,016	2,135,601

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	285

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Safeway, Inc. 6.50%, 3/01/11	U.S.$	453	$453,000

			17,482,518

Energy – 1.7%
Anadarko Petroleum Corp. 5.95%, 9/15/16		3,050	3,344,786
6.45%, 9/15/36		877	883,555
Baker Hughes, Inc. 6.50%, 11/15/13		1,300	1,473,043
Canadian Natural Resources Ltd. 5.15%, 2/01/13		1,220	1,302,899
Hess Corp. 7.875%, 10/01/29		1,793	2,207,890
Marathon Petroleum Corp. 3.50%, 3/01/16(a)		448	450,191
5.125%, 3/01/21(a)		760	770,901
Nabors Industries, Inc. 9.25%, 1/15/19		2,995	3,757,284
Noble Energy, Inc. 8.25%, 3/01/19		2,858	3,601,660
Noble Holding International Ltd. 4.90%, 8/01/20		251	255,844
Valero Energy Corp. 6.125%, 2/01/20		1,635	1,763,985
Weatherford International Ltd. 5.15%, 3/15/13		1,600	1,690,358
9.625%, 3/01/19		1,540	2,017,740

			23,520,136

Other Industrial – 0.3%
Noble Group Ltd. 6.75%, 1/29/20(a)		3,341	3,541,460

Technology – 0.7%
Agilent Technologies, Inc. 5.00%, 7/15/20		505	512,900
Computer Sciences Corp. 5.50%, 3/15/13		2,290	2,446,487
Motorola, Inc. 6.50%, 9/01/25		1,800	1,866,159
7.50%, 5/15/25		290	325,392
Xerox Capital Trust I 8.00%, 2/01/27		4,410	4,487,175
Xerox Corp. 8.25%, 5/15/14		310	362,760

			10,000,873

286	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.25%, 10/01/14	U.S.$	1,695	$1,824,105
5.75%, 12/15/16		1,115	1,202,949

			3,027,054

Transportation - Services – 0.5%
Asciano Finance Ltd. 3.125%, 9/23/15(a)		3,375	3,227,820
Con-way, Inc. 6.70%, 5/01/34		2,269	2,070,648
Ryder System, Inc. 5.85%, 11/01/16		930	1,028,772
7.20%, 9/01/15		908	1,053,560

			7,380,800

			179,360,981

Utility – 2.4%
Electric – 1.4%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)		3,175	3,269,501
Constellation Energy Group, Inc. 5.15%, 12/01/20		2,700	2,707,168
FirstEnergy Corp. Series B 6.45%, 11/15/11		58	59,974
Series C 7.375%, 11/15/31		2,291	2,497,740
FPL Group Capital, Inc. 5.625%, 9/01/11		2,855	2,925,144
Nisource Finance Corp. 6.80%, 1/15/19		3,445	3,970,311
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)		1,447	1,572,613
Teco Finance, Inc. 4.00%, 3/15/16		745	757,363
5.15%, 3/15/20		915	947,461
Union Electric Co. 6.70%, 2/01/19		315	366,054

			19,073,329

Natural Gas – 0.8%
Energy Transfer Partners LP 6.70%, 7/01/18		972	1,108,129
7.50%, 7/01/38		3,329	3,880,276
EQT Corp. 8.125%, 6/01/19		1,707	2,023,754

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	287

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Williams Partners LP 5.25%, 3/15/20	U.S.$	4,178	$4,350,480

			11,362,639

Other Utility – 0.2%
Veolia Environnement SA 6.00%, 6/01/18		2,785	3,101,501

			33,537,469

Non Corporate Sectors – 1.1%
Agencies - Not Government Guaranteed – 1.1%
Gazprom Via Gaz Capital SA 6.212%, 11/22/16(a)		6,255	6,630,300
Petrobras International Finance Co. – Pifco 5.75%, 1/20/20		5,100	5,292,005
TransCapitalInvest Ltd. for OJSC AK Transneft 8.70%, 8/07/18(a)		3,055	3,727,100

			15,649,405

Total Corporates - Investment Grades (cost $389,109,646)			416,199,219

GOVERNMENTS - TREASURIES – 26.8%
Mexico – 1.0%
Mexican Bonos Series M 10 7.25%, 12/15/16	MXN	160,215	13,628,025

United States – 25.8%
U.S. Treasury Bonds 4.50%, 2/15/36	U.S.$	16,860	17,083,918
4.625%, 2/15/40		27,085	27,702,863
5.375%, 2/15/31		20,720	23,815,050
U.S. Treasury Notes 2.125%, 5/31/15-12/31/15		50,720	51,270,311
2.25%, 1/31/15		17,104	17,509,811
2.50%, 3/31/15		63,975	66,019,001
2.625%, 11/15/20		18,725	17,519,578
3.375%, 11/15/19		15,870	16,091,926
3.625%, 2/15/20		83,460	85,950,780
3.75%, 11/15/18		37,815	39,909,294

			362,872,532

Total Governments - Treasuries (cost $376,521,795)			376,500,557

288	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THRU’S – 15.2%
Agency Fixed Rate 30-Year – 14.2%
Federal Home Loan Mortgage Corp. Gold 6.50%, TBA	U.S.$	4,610	$5,143,751
Series 2006 4.50%, 5/01/36		103	105,459
Series 2007 5.50%, 7/01/35		3,154	3,390,986
Series 2008 6.50%, 5/01/35		3,615	4,055,711
Federal National Mortgage Association 4.00%, 1/01/41		3,123	3,083,371
5.50%, 1/01/35-5/01/38		8,975	9,625,704
5.50%, 6/01/38		17,385	18,618,344
6.00%, 5/01/31-10/01/37		773	840,583
6.00%, 3/01/38-7/01/39		32,263	35,072,235
6.50%, 6/01/39		2,282	2,554,007
Series 2003 5.00%, 11/01/33		9,481	9,991,211
5.50%, 4/01/33-7/01/33		11,118	11,961,902
Series 2004 5.50%, 4/01/34		437	470,405
5.50%, 5/01/34-11/01/34		8,532	9,175,040
Series 2005 4.50%, 8/01/35-9/01/35		11,115	11,440,479
4.50%, 9/01/35-10/01/35		2,260	2,322,984
5.50%, 2/01/35		2,193	2,357,977
6.00%, 4/01/35		7,249	7,968,210
Series 2006 5.00%, 1/01/36		9	9,918
5.00%, 2/01/36		11,582	12,187,270
Series 2007 4.50%, 9/01/35-8/01/37		9,437	9,721,990
5.50%, 8/01/37		16,173	17,390,551
Series 2008 6.00%, 3/01/37-5/01/38		18,401	20,062,674
Series 2010 6.00%, 4/01/40		2,194	2,385,341

			199,936,103

Agency ARMs – 1.0%
Federal Home Loan Mortgage Corp. Series 2007 5.997%, 2/01/37(b)		1,867	1,971,827
Series 2009 2.709%, 4/01/36(c)		4,717	4,956,939

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	289

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Series 2003 2.685%, 12/01/33(c)	U.S.$	1,363	$1,432,749
Series 2006 2.315%, 2/01/36(c)		1,418	1,479,147
5.477%, 3/01/36(c)		999	1,034,322
Series 2007 2.836%, 3/01/34(c)		2,627	2,757,172

			13,632,156

Total Mortgage Pass-Thru’s (cost $203,799,900)			213,568,259

AGENCIES – 10.4%
Agency Debentures – 10.4%
Federal Farm Credit Bank 0.284%, 10/12/12(b)		8,500	8,500,705
0.312%, 4/26/13(b)		78,125	78,145,234
0.322%, 6/26/13(b)		16,400	16,405,199
Federal National Mortgage Association 0.282%, 11/23/12(b)		11,645	11,645,007
0.293%, 10/18/12(b)		3,400	3,400,003
6.25%, 5/15/29		12,375	14,835,509
6.625%, 11/15/30		10,490	13,168,066

Total Agencies (cost $145,455,439)			146,099,723

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.1%
Non-Agency Fixed Rate CMBS – 8.6%
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4 5.451%, 1/15/49		6,845	7,294,241
Series 2007-4, Class A4 5.742%, 2/10/51		6,835	7,452,956
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4 5.70%, 6/13/50		6,455	6,974,517
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.099%, 12/10/49		8,585	9,431,726
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,065	3,240,974

290	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39	U.S.$	6,475	$6,924,594
Series 2006-C5, Class A3 5.311%, 12/15/39		4,500	4,772,708
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.736%, 12/10/49		1,470	1,575,702
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4 5.818%, 6/15/49		855	920,912
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.256%, 6/15/29		6,015	6,451,939
Series 2006-C6, Class A4 5.372%, 9/15/39		8,090	8,703,137
Series 2007-C1, Class A4 5.424%, 2/15/40		8,825	9,468,749
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4 5.904%, 6/12/46		3,075	3,394,183
Series 2006-3, Class A4 5.414%, 7/12/46		6,885	7,332,172
Morgan Stanley Capital I Series 2007-HQ13, Class A3 5.569%, 12/15/44		8,155	8,612,865
Series 2007-IQ13, Class A4 5.364%, 3/15/44		4,035	4,211,793
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3 5.765%, 7/15/45		8,565	9,281,689
Series 2006-C28, Class A4 5.572%, 10/15/48		7,235	7,748,760
Series 2007-C32, Class A3 5.746%, 6/15/49		6,885	7,339,479

			121,133,096

Agency CMBS – 0.3%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2 3.531%, 6/25/20		4,653	4,473,369

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	291

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 2.669%, 3/06/20(a)(b)	U.S.$	1,855	$1,801,942

Total Commercial Mortgage-Backed Securities (cost $118,552,949)			127,408,407

ASSET - BACKED SECURITIES – 1.9%
Credit Cards - Floating Rate – 0.8%
Discover Card Master Trust Series 2009-A1, Class A1 1.566%, 12/15/14(b)+		11,000	11,140,891

Autos - Floating Rate – 0.4%
Wheels SPV LLC Series 2009-1, Class A 1.816%, 3/15/18(a)(b)+		6,541	6,577,548

Autos - Fixed Rate – 0.3%
Ally Auto Receivables Trust Series 2011-1, Class A3 1.38%, 1/15/15		4,555	4,567,056

Other ABS - Fixed Rate – 0.2%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		2,905	2,896,935

Home Equity Loans - Floating Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.532%, 5/25/37(b)(d)		3,715	579,101
HSBC Home Equity Loan Trust Series 2005-3, Class A1 0.523%, 1/20/35(b)		768	686,719
Lehman XS Trust Series 2005-4, Class 1M1 0.762%, 10/25/35(b)(d)		3,539	54,695
Option One Mortgage Loan Trust Series 2006-3, Class M1 0.492%, 2/25/37(b)(d)		1,785	13,452

			1,333,967

292	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Fixed Rate – 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.01%, 12/25/32	U.S.$	510	$485,933
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33		480	449,417

			935,350

Total Asset-Backed Securities (cost $35,788,120)			27,451,747

GOVERNMENTS - SOVEREIGN AGENCIES – 1.4%
Germany – 0.2%
Landwirtschaftliche Rentenbank 5.125%, 2/01/17		2,695	3,024,898

United Kingdom – 1.2%
Royal Bank of Scotland PLC (The) 1.45%, 10/20/11(a)		10,450	10,498,603
2.625%, 5/11/12(a)		6,000	6,140,952

			16,639,555

Total Governments - Sovereign Agencies (cost $19,209,647)			19,664,453

CMOs – 0.9%
Non-Agency Fixed Rate – 0.5%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 2.72%, 2/25/36		2,817	2,045,306
Series 2006-3, Class 22A1 5.085%, 5/25/36		1,226	590,095
Series 2007-1, Class 21A1 5.265%, 1/25/47		1,906	1,155,999
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 5.104%, 5/25/35		2,178	2,068,201
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 5.528%, 5/25/36		1,596	914,709

			6,774,310

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 1.292%, 12/25/35(b)		1,045	697,979
Series 2006-OA14, Class 3A1 1.142%, 11/25/46(b)		4,332	2,380,694

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	293

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 0.79%, 2/25/35(b)(d)	U.S.$	2,874	$109,809

			3,188,482

Non-Agency ARMs – 0.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1 5.50%, 3/25/36(b)		3,037	2,288,805

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.548%, 5/28/35		392	296,904

Total CMOs (cost $21,395,423)			12,548,501

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.1%
KazMunayGas National Co. 7.00%, 5/05/20(a)		1,990	2,134,275

Malaysia – 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19(a)		3,390	3,612,421

Russia – 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(a)		5,677	6,236,185

Total Quasi-Sovereigns (cost $10,800,990)			11,982,881

CORPORATES - NON-INVESTMENT GRADES – 0.6%
Industrial – 0.6%
Basic – 0.1%
Westvaco Corp. 8.20%, 1/15/30		670	718,511

Consumer Cyclical - Other – 0.3%
Wyndham Worldwide Corp. 6.00%, 12/01/16		4,535	4,828,968

294	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
Universal Health Services, Inc. 7.125%, 6/30/16	U.S.$	2,345	$2,556,453

Total Corporates - Non-Investment Grades (cost $7,723,383)			8,103,932

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Poland – 0.2%
Poland Government International Bond 3.875%, 7/16/15		2,894	2,930,175
6.375%, 7/15/19		460	511,750

			3,441,925

Russia – 0.3%
Russian Foreign Bond – Eurobond 7.50%, 3/31/30(a)		3,326	3,849,637

Total Governments – Sovereign Bonds (cost $6,990,087)			7,291,562

SUPRANATIONALS – 0.4%
European Investment Bank 4.875%, 2/15/36		1,970	1,982,724
International Bank for Reconstruction & Development 9.25%, 7/15/17		2,340	3,163,083

Total Supranationals (cost $4,950,069)			5,145,807

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.3%
United States – 0.3%
California State 7.625%, 3/01/40 (cost $3,379,249)		3,310	3,599,658

	Shares
SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(e) (cost $56,955,913)		56,955,913	56,955,913

Total Investments – 101.9% (cost $1,400,632,610)			1,432,520,619
Other assets less liabilities – (1.9)%			(27,385,589)

Net Assets – 100.0%			$1,405,135,030

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	295

Intermediate Duration Bond Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
HSBC Bank USA:
Mexican Nuevo Peso settling 4/11/11	166,993	$13,828,489	$13,748,509	$79,980

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$76,380	11/17/13	1.026%	3 Month LIBOR	$317,550

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $113,349,468 or 8.1% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Variable rate coupon, rate shown as of February 28, 2011.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $17,718,439.

Currency Abbreviations:

MXN – Mexican Nuevo Peso

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
CMOs	– Collateralized Mortgage Obligations
FHLMC	– Federal Home Loan Mortgage Corporation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TBA	– To Be Announced

See notes to financial statements.

296	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

BOND INFLATION PROTECTION PORTFOLIO

Portfolio of Investments

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION - LINKED SECURITIES – 100.2%
United States – 100.2%
U.S. Treasury Inflation Index 0.50%, 4/15/15 (TIPS)	U.S.$	17,344	$17,990,485
1.25%, 7/15/20 (TIPS)		36,841	37,932,306
1.375%, 1/15/20 (TIPS)		39,891	41,723,889
1.625%, 1/15/15-1/15/18 (TIPS)(a)		154,518	167,147,822
1.875%, 7/15/13-7/15/19 (TIPS)		97,248	105,193,238
1.875%, 7/15/15 (TIPS)(a)		43,284	47,599,429
2.00%, 7/15/14 (TIPS)(a)		72,645	79,597,888
2.00%, 1/15/16-1/15/26 (TIPS)		30,725	33,347,894
2.125%, 1/15/19 (TIPS)(a)		25,403	28,315,982
2.375%, 1/15/17-1/15/25 (TIPS)(a)		70,870	79,772,247
3.00%, 7/15/12 (TIPS)(a)		44,948	48,063,203
3.375%, 1/15/12 (TIPS)(a)		37,936	39,764,528

Total Inflation - Linked Securities (cost $677,505,634)			726,448,911

CORPORATES - INVESTMENT GRADES – 21.2%
Industrial – 9.8%
Basic – 1.6%
Alcoa, Inc. 5.375%, 1/15/13		1,580	1,684,901
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		980	997,678
ArcelorMittal 6.125%, 6/01/18		1,570	1,688,533
Dow Chemical Co. (The) 8.55%, 5/15/19		1,370	1,737,115
International Paper Co. 9.375%, 5/15/19		1,315	1,715,569
Lubrizol Corp. 8.875%, 2/01/19		1,370	1,718,291
Xstrata Canada Financial Corp. 5.875%, 5/27/11	EUR	1,215	1,693,171

			11,235,258

Capital Goods – 0.5%
CRH Finance BV 7.375%, 5/28/14		1,100	1,675,902
Republic Services, Inc. 5.25%, 11/15/21	U.S.$	1,675	1,764,048

			3,439,950

Communications – Media – 1.6%
CBS Corp. 5.75%, 4/15/20		1,290	1,371,718

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	297

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Comcast Corp. 5.15%, 3/01/20	U.S.$	1,295	$1,350,467
News America, Inc. 6.15%, 3/01/37		1,739	1,761,630
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		1,340	1,701,035
RR Donnelley & Sons Co. 4.95%, 4/01/14		1,650	1,710,603
Time Warner Cable, Inc. 7.50%, 4/01/14		1,435	1,657,129
WPP Finance UK 5.875%, 6/15/14		1,565	1,709,017

			11,261,599

Communications - Telecommunications – 1.5%
American Tower Corp. 5.05%, 9/01/20		1,355	1,331,957
Deutsche Telekom International Finance BV 7.125%, 9/26/12	GBP	1,000	1,745,703
Embarq Corp. 7.082%, 6/01/16	U.S.$	1,510	1,718,437
Koninklijke KPN NV 5.00%, 11/13/12	EUR	1,185	1,708,128
Qwest Corp. 7.50%, 10/01/14	U.S.$	1,500	1,717,500
Telecom Italia Capital SA 6.375%, 11/15/33		1,165	1,076,444
United States Cellular Corp. 6.70%, 12/15/33		1,715	1,671,810

			10,969,979

Consumer Cyclical - Automotive – 0.4%
Daimler Finance North America LLC 7.30%, 1/15/12		1,275	1,346,039
Harley-Davidson Funding Corp. 5.75%, 12/15/14(b)		1,640	1,744,822

			3,090,861

Consumer Cyclical - Entertainment – 0.2%
Viacom, Inc. 6.25%, 4/30/16		1,495	1,715,061

Consumer Cyclical - Other – 0.2%
Carnival PLC 4.25%, 11/27/13	EUR	1,225	1,734,870

298	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Nordstrom, Inc. 6.25%, 1/15/18	U.S.$	1,515	$1,732,672

Consumer Non-Cyclical – 1.0%
Altria Group, Inc. 9.25%, 8/06/19		1,365	1,772,954
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		1,610	1,651,672
Delhaize Group SA 5.875%, 2/01/14		1,515	1,660,785
Reynolds American, Inc. 7.625%, 6/01/16		1,480	1,758,583

			6,843,994

Energy – 1.7%
Anadarko Petroleum Corp. 5.95%, 9/15/16		1,500	1,644,977
Hess Corp. 8.125%, 2/15/19		1,355	1,701,755
Marathon Petroleum Corp. 3.50%, 3/01/16(b)		230	231,125
5.125%, 3/01/21(b)		390	395,594
Nabors Industries, Inc. 9.25%, 1/15/19		1,330	1,668,510
Noble Energy, Inc. 8.25%, 3/01/19		1,370	1,726,478
Valero Energy Corp. 6.875%, 4/15/12		1,525	1,617,317
Weatherford International Ltd. 5.15%, 3/15/13		1,560	1,648,099
Williams Cos., Inc. (The) 7.875%, 9/01/21		1,410	1,762,334

			12,396,189

Technology – 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/20		249	252,895
Motorola, Inc. 7.50%, 5/15/25		1,540	1,727,942
Xerox Corp. 8.25%, 5/15/14		1,425	1,667,528

			3,648,365

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.75%, 12/15/16		1,615	1,742,388

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	299

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Ryder System, Inc. 3.15%, 3/02/15	U.S.$	909	$918,539
5.85%, 11/01/16		630	696,911

			1,615,450

			71,426,636

Financial Institutions – 8.3%
Banking – 3.9%
American Express Co. 7.25%, 5/20/14		1,490	1,703,977
Bank of America Corp. 5.625%, 7/01/20		1,710	1,778,752
Bank of Scotland PLC 5.625%, 5/23/13	EUR	1,190	1,704,338
Barclays Bank PLC 5.45%, 9/12/12	U.S.$	1,535	1,631,928
BBVA Senior Finance SAU Series G 3.625%, 5/14/12	EUR	1,200	1,667,194
Capital One Financial Corp. 7.375%, 5/23/14	U.S.$	1,445	1,665,286
Citigroup, Inc. 5.50%, 4/11/13		1,565	1,677,680
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		1,565	1,677,973
HSBC BANK PLC 01/14 FLT 1.103%, 1/17/14(b)(c)		1,725	1,722,551
JPMorgan Chase & Co. 4.40%, 7/22/20		1,745	1,703,752
M&I Marshall & Ilsley Bank 5.00%, 1/17/17		1,770	1,844,713
Macquarie Group Ltd. 7.625%, 8/13/19(b)		1,470	1,650,810
Morgan Stanley 5.50%, 7/24/20		1,670	1,687,446
National Australia Bank Ltd. 3.75%, 3/02/15(b)		1,050	1,087,635
Royal Bank of Scotland PLC (The) 3.25%, 1/11/14		1,715	1,732,987
Santander International Debt SA 5.125%, 4/11/11	EUR	1,200	1,660,845
UBS AG/Stamford CT 5.875%, 7/15/16	U.S.$	1,610	1,731,885

			28,329,752

Brokerage – 0.3%
Jefferies Group, Inc. 6.875%, 4/15/21		1,639	1,758,173

300	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
SLM Corp. Series A 5.375%, 1/15/13	U.S.$	1,670	$1,734,071

Insurance – 3.7%
Aetna, Inc. 6.75%, 12/15/37		1,550	1,768,733
Allstate Corp. (The) 6.125%, 5/15/37		1,725	1,759,500
CIGNA Corp. 5.125%, 6/15/20		583	610,783
Genworth Financial, Inc. 6.515%, 5/22/18		1,675	1,683,050
Hartford Financial Services Group, Inc. 6.10%, 10/01/41		1,850	1,807,321
Humana, Inc. 7.20%, 6/15/18		1,520	1,732,267
Lincoln National Corp. 8.75%, 7/01/19		1,350	1,700,699
Markel Corp. 7.125%, 9/30/19		543	616,398
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14		1,585	1,693,468
Metropolitan Life Global Funding I 5.125%, 4/10/13(b)		1,545	1,654,338
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)		1,410	1,680,864
Principal Financial Group, Inc. 7.875%, 5/15/14		1,445	1,672,596
Prudential Financial, Inc. Series D 7.375%, 6/15/19		1,425	1,694,185
Swiss Re Capital I LP 6.854%, 5/25/16(b)		1,815	1,796,850
UnitedHealth Group, Inc. 5.25%, 3/15/11		1,600	1,602,422
WellPoint, Inc. 4.35%, 8/15/20		685	683,934
7.00%, 2/15/19		890	1,058,181
XL Group PLC 5.25%, 9/15/14		1,590	1,678,647

			26,894,236

REITS – 0.2%
HCP, Inc. 5.375%, 2/01/21		1,167	1,192,820

			59,909,052

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	301

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Utility – 2.3%
Electric – 1.1%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(b)	U.S.$	1,355	$1,395,330
Constellation Energy Group, Inc. 5.15%, 12/01/20		1,355	1,358,598
Nisource Finance Corp. 6.15%, 3/01/13		1,530	1,658,870
Ohio Power Co. Series F 5.50%, 2/15/13		350	374,785
PPL Energy Supply LLC 6.50%, 5/01/18		1,550	1,716,475
Teco Finance, Inc. 4.00%, 3/15/16		1,680	1,707,878

			8,211,936

Natural Gas – 1.2%
DCP Midstream LLC 9.75%, 3/15/19(b)		1,290	1,670,016
Enterprise Products Operating LLC Series G 5.60%, 10/15/14		1,525	1,690,996
EQT Corp. 8.125%, 6/01/19		1,385	1,642,003
Spectra Energy Capital LLC 8.00%, 10/01/19		1,395	1,687,261
Williams Partners LP 3.80%, 2/15/15		1,660	1,722,529

			8,412,805

			16,624,741

Non Corporate Sectors – 0.8%
Agencies - Not Government Guaranteed – 0.8%
Gazprom Via Gaz Capital SA 6.212%, 11/22/16(b)		2,760	2,925,600
Petrobras International Finance Co. – Pifco 5.75%, 1/20/20		2,805	2,910,603

			5,836,203

Total Corporates - Investment Grades (cost $150,521,947)			153,796,632

GOVERNMENTS - SOVEREIGN AGENCIES – 7.2%
Australia – 0.4%
Suncorp-Metway Ltd. 1.803%, 7/16/12(b)(c)		2,600	2,648,503

302	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Netherlands – 1.9%
NIBC Bank NV 3.125%, 2/17/12	EUR	5,050	$7,069,083
SNS Bank NV 2.875%, 1/30/12		5,090	7,113,865

			14,182,948

United Kingdom – 1.3%
Lloyds TSB Bank PLC 2.75%, 3/16/12	GBP	1,465	2,418,366
Skipton Building Society 2.00%, 4/05/12		1,485	2,433,145
West Bromwich Building Society 2.00%, 4/05/12		1,490	2,447,662
Yorkshire Building Society 2.00%, 3/30/12		1,490	2,438,831

			9,738,004

United States – 3.6%
Goldman Sachs Group, Inc. (The) – FDIC Insured 3.50%, 12/08/11	EUR	18,510	25,948,979

Total Governments - Sovereign Agencies (cost $49,557,857)			52,518,434

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.8%
Non-Agency Fixed Rate CMBS – 5.4%
Banc of America Commercial Mortgage, Inc. Series 2007-4, Class A4 5.742%, 2/10/51	U.S.$	3,275	3,571,094
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4 5.70%, 6/13/50		1,390	1,501,871
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.099%, 12/10/49		3,445	3,784,775
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,350	3,542,337
Series 2007-C9, Class A4 5.815%, 12/10/49		4,250	4,643,243

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	303

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39	U.S.$	3,455	$3,690,988
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4 5.814%, 6/12/43		3,925	4,293,890
Series 2007-C1, Class A4 5.716%, 2/15/51		3,375	3,568,424
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4
5.883%, 6/15/38		3,220	3,547,307
Series 2007-C1, Class A4 5.424%, 2/15/40		3,335	3,578,275
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46		3,265	3,477,058

			39,199,262

Agency CMBS – 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19		3,258	3,199,042

Total Commercial Mortgage-Backed Securities (cost $39,952,969)			42,398,304

SUPRANATIONALS – 1.9%
European Bank for Reconstruction & Development Series G 9.25%, 9/10/12	BRL	5,675	3,407,797
European Investment Bank 0.603%, 3/05/12(c)	U.S.$	3,500	3,512,299
Inter-American Development Bank 0.502%, 3/16/11(c)		6,610	6,610,601

Total Supranationals (cost $13,280,548)			13,530,697

ASSET - BACKED SECURITIES – 1.2%
Credit Cards - Floating Rate – 0.5%
American Express Credit Account Master Trust Series 2007-8, Class A 0.566%, 5/15/15(c)		3,676	3,680,816

304	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.5%
Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.98%, 8/15/14	U.S.$	3,120	$3,229,209

Other ABS - Fixed Rate – 0.2%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		1,467	1,462,804

Total Asset-Backed Securities (cost $8,347,731)			8,372,829

GOVERNMENTS - TREASURIES – 0.9%
Mexico – 0.9%
Mexican Bonos Series M 10 7.25%, 12/15/16 (cost $6,815,346)	MXN	80,365	6,835,916

CORPORATES - NON-INVESTMENT GRADES – 0.8%
Industrial – 0.8%
Basic – 0.1%
United States Steel Corp. 6.65%, 6/01/37	U.S.$	815	$723,313

Capital Goods – 0.1%
Case New Holland, Inc. 7.875%, 12/01/17(b)		618	690,615

Communications - Media – 0.2%
Ziggo Bond Co. BV 8.00%, 5/15/18(b)	EUR	760	1,124,797

Consumer Non-Cyclical – 0.3%
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/21(b)	U.S.$	715	691,763
Universal Health Services, Inc. 7.125%, 6/30/16		1,485	1,618,905

			2,310,668

Energy – 0.1%
Chesapeake Energy Corp. 6.125%, 2/15/21		707	721,140

Total Corporates - Non-Investment Grades (cost $5,438,308)			5,570,533

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	305

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

QUASI - SOVEREIGNS – 0.7%
Quasi - Sovereign Bonds – 0.7%
Russia – 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(b) (cost $4,943,244)	U.S.$	4,365	$4,794,952

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Poland – 0.1%
Poland Government International Bond 3.875%, 7/16/15 (cost $774,956)		777	786,713

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $659,240)		590	682,925

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(d) (cost $1,321,471)		1,321,471	1,321,471

Total Investments – 140.3% (cost $959,119,251)			1,017,058,317
Other assets less liabilities – (40.3)%			(292,101,340)

Net Assets – 100.0%			$724,956,977

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	62	March 2011	$10,177,963	$10,025,556	$(152,407)

306	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan Government Bonds 10 Yr Futures	8	March 2011	$13,675,383	$13,646,109	$29,274
U.S. T-Note 5 Yr Futures	643	June 2011	75,089,077	75,190,812	(101,735)
U.S. T-Note 10 Yr Futures	41	June 2011	4,865,532	4,880,922	(15,390)

					$(240,258)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Norwegian Krone settling 4/15/11	21,203	$3,702,554	$3,777,351	$74,797
BNP Paribas SA:
Euro settling 3/07/11	146	199,658	201,926	2,268
Citibank N.A.:
Brazilian Real settling 3/02/11	5,928	3,568,937	3,562,931	(6,006)
Credit Suisse London Branch (GFX):
Norwegian Krone settling 4/15/11	20,320	3,466,394	3,620,067	153,673
South Korean Won settling 4/18/11	10,025,843	8,881,073	8,859,734	(21,339)
Goldman Sachs International:
Brazilian Real settling 3/02/11	5,928	3,568,507	3,562,931	(5,576)
HSBC Bank USA:
Euro settling 3/07/11	158	215,869	217,760	1,891
Morgan Stanley and Co. Inc:
Swedish Krona settling 4/15/11	25,171	3,877,827	3,965,732	87,905
Standard Chartered Bank:
Indonesian Rupiah settling 3/25/11(1)	32,447,175	3,532,627	3,674,999	142,372
State Street Bank and Trust Co.:
Great British Pound settling 4/04/11	392	636,363	637,669	1,306
New Zealand Dollar settling 4/08/11	4,692	3,507,809	3,520,816	13,007

Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/24/11	883,095	10,612,088	10,796,559	(184,471)
Citibank N.A.:
Brazilian Real settling 3/02/11	5,928	3,568,507	3,562,931	5,576

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	307

Bond Inflation Protection Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Brazilian Real settling 4/04/11	5,928	$3,546,518	$3,543,126	$3,392
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/25/11	6,803	6,849,738	6,998,975	(149,237)
Goldman Sachs International:
Brazilian Real settling 3/02/11	5,928	3,520,402	3,562,931	(42,529)
Royal Bank of Scotland PLC:
Great British Pound settling 4/04/11	7,592	12,102,490	12,337,933	(235,443)
Mexican Nuevo Peso settling 4/11/11	39,868	3,281,349	3,282,330	(981)
UBS AG:
Euro settling 3/07/11	5,253	7,195,514	7,247,827	(52,313)
Euro settling 3/07/11	43,101	57,623,450	59,473,495	(1,850,045)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$50,940	11/17/13	1.059%	3 Month LIBOR	$162,187

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES (see Note C)

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America: CDX –NAHYS14V1– 5 Year Index, 6/20/15*	5.00%	3.52%	$19,880	$1,295,602	$103,454	$1,192,148
Bank of America: CDX – NAIGS14V1 – 5 Year Index, 6/20/15*	1.00	0.74	52,860	677,413	295,550	381,863

*	Termination date

308	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	U.S. $ Value at February 28, 2011
Bank of America	0.17%	3/04/11	$24,920,044
Bank of America	0.18%	12/30/11	37,138,093
Barclays Bank	0.17%	3/04/11	2,956,404
Barclays Bank	0.17%	3/08/11	88,839,812
Barclays Bank	0.17%	3/18/11	87,363,788
Barclays Bank	0.19%	3/08/11	21,526,704
Barclays Bank	0.23%	12/30/11	2,445,843
Barclays Bank	0.24%	12/30/11	24,789,810

			$289,980,498

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $296,752,473.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $27,906,165 or 3.8% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

BRL	– Brazilian Real
EUR	– Euro
GBP	– Great British Pound
MXN	– Mexican Nuevo Peso

Glossary:

ABS	– Asset-Backed Securities
CMBS	– Commercial Mortgage-Backed Securities
FDIC	– Federal Deposit Insurance Corporation
FHLMC	– Federal Home Loan Mortgage Corporation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	309

Bond Inflation Protection Portfolio—Portfolio of Investments

HIGH-YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 75.2%
Industrial – 59.9%
Basic – 6.9%
AK Steel Corp. 7.625%, 5/15/20	U.S.$	1,043	$1,063,860
Aleris International, Inc. 7.625%, 2/15/18(a)		1,100	1,119,250
Algoma Acquisition Corp. 9.875%, 6/15/15(a)		1,050	956,812
Appleton Papers, Inc. 10.50%, 6/15/15(a)		435	450,225
Arch Western Finance LLC 6.75%, 7/01/13		696	702,960
Basell Finance Co. BV 8.10%, 3/15/27(a)		569	642,970
Boise Paper Holdings LLC / Boise Finance Co. 9.00%, 11/01/17		267	297,705
Celanese US Holdings LLC 6.625%, 10/15/18(a)		172	179,740
Consol Energy, Inc. 8.25%, 4/01/20(a)		525	578,813
Domtar Corp. Series GLOB 7.125%, 8/15/15		626	688,600
Drummond Co., Inc. 7.375%, 2/15/16		530	548,550
Evraz Group SA 8.25%, 11/10/15(a)		394	429,460
8.875%, 4/24/13(a)		200	217,750
9.50%, 4/24/18(a)		720	826,200
FMG Resources August 2006 Pty Ltd. 7.00%, 11/01/15(a)		425	440,938
Georgia-Pacific LLC 7.125%, 1/15/17(a)		595	632,188
8.25%, 5/01/16(a)		375	422,813
Graphic Packaging International, Inc. 7.875%, 10/01/18		500	537,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 4.813%, 11/15/14(b)		279	269,584
Huntsman International LLC 5.50%, 6/30/16		400	395,000
8.625%, 3/15/21(a)		241	267,510
Ineos Group Holdings PLC 8.50%, 2/15/16(a)		1,725	1,742,250
Kerling PLC 10.625%, 2/01/17(a)	EUR	885	1,386,125

310	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

KRATON Polymers LLC/KRATON Polymers Capital Corp. 6.75%, 3/01/19(a)	U.S.$	101	$103,020
Lecta SA 5.093%, 2/15/14(a)(b)	EUR	484	649,529
Lyondell Chemical Co. 11.00%, 5/01/18	U.S.$	715	820,462
MacDermid, Inc. 9.50%, 4/15/17(a)		675	718,875
Nalco Co. 6.625%, 1/15/19(a)		291	300,821
NewMarket Corp. 7.125%, 12/15/16		615	641,137
NewPage Corp. 10.00%, 5/01/12		397	262,020
11.375%, 12/31/14		750	748,125
Norske Skogindustrier ASA 6.125%, 10/15/15(a)		661	588,290
Nova Chemicals Corp. 8.625%, 11/01/19		501	553,605
Novelis, Inc. 8.75%, 12/15/20(a)		1,976	2,178,540
Omnova Solutions, Inc. 7.875%, 11/01/18(a)		809	830,236
Peabody Energy Corp. 7.375%, 11/01/16		545	615,850
Polymer Group, Inc. 7.75%, 2/01/19(a)		1,300	1,353,625
Polypore International, Inc. 7.50%, 11/15/17(a)		380	393,300
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(a)		501	534,818
Rhodia SA 3.748%, 10/15/13(a)(b)	EUR	419	575,962
6.875%, 9/15/20(a)	U.S.$	406	415,643
Severstal OAO Via Steel Capital SA 9.25%, 4/19/14(a)		1,438	1,621,345
Solutia, Inc. 7.875%, 3/15/20		268	294,800
Steel Dynamics, Inc. 7.75%, 4/15/16		2,230	2,369,375
TPC Group LLC 8.25%, 10/01/17(a)		747	794,621
United States Steel Corp. 7.00%, 2/01/18		825	860,062
7.375%, 4/01/20		370	391,275
Vedanta Resources PLC 8.75%, 1/15/14(a)		1,400	1,491,000

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	311

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Verso Paper Holdings LLC / Verso Paper, Inc. 8.75%, 2/01/19(a)	U.S.$	360	$376,200
Series B 11.375%, 8/01/16		900	956,250
Weyerhaeuser Co. 7.375%, 3/15/32		685	744,849

			36,980,438

Capital Goods – 5.1%
Alliant Techsystems, Inc. 6.875%, 9/15/20		320	330,800
Ardagh Packaging Finance PLC 7.375%, 10/15/17(a)		320	340,800
BE Aerospace, Inc. 6.875%, 10/01/20		333	347,153
Berry Plastics Corp. 9.75%, 1/15/21(a)		1,300	1,303,250
Bombardier, Inc. 7.50%, 3/15/18(a)		624	670,800
Building Materials Corp. of America 7.00%, 2/15/20(a)		689	726,034
7.50%, 3/15/20(a)		499	520,831
CNH America LLC 7.25%, 1/15/16		935	1,021,487
CPI International Acquisition, Inc. 8.00%, 2/15/18(a)		529	532,968
Grohe Holding GMBH 8.625%, 10/01/14(a)	EUR	834	1,186,843
Manitowoc Co., Inc. (The) 8.50%, 11/01/20	U.S.$	700	761,250
Masco Corp. 6.125%, 10/03/16		160	163,724
7.125%, 3/15/20		1,500	1,562,208
Mohawk Industries, Inc. 6.875%, 1/15/16		1,377	1,476,832
Nordenia Holdings AG 9.75%, 7/15/17(a)	EUR	517	796,906
Owens-Brockway Glass Container, Inc. 6.75%, 12/01/14	U.S.$	1,780	1,822,275
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)		1,180	1,233,100
Ply Gem Industries, Inc. 8.25%, 2/15/18(a)		1,100	1,126,125
Pregis Corp. 5.998%, 4/15/13(b)	EUR	500	669,276
RBS Global, Inc. / Rexnord LLC 11.75%, 8/01/16	U.S.$	365	395,113

312	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 4/15/19(a)	U.S.$	712	$729,800
7.75%, 10/15/16(a)		118	125,670
8.25%, 2/15/21(a)		1,850	1,854,625
9.00%, 4/15/19(a)		638	665,115
RSC Equipment Rental Inc/RSC Holdings III LLC 8.25%, 2/01/21(a)		750	793,125
10.25%, 11/15/19		500	570,000
Smurfit Kappa Acquisitions 7.75%, 11/15/19(a)	EUR	1,000	1,476,546
Terex Corp. 8.00%, 11/15/17	U.S.$	536	561,460
TransDigm, Inc. 7.75%, 12/15/18(a)		1,200	1,293,000
United Rentals North America, Inc. 8.375%, 9/15/20		825	873,469
USG Corp. 6.30%, 11/15/16		1,115	1,056,462

			26,987,047

Communications - Media – 7.7%
Allbritton Communications Co. 8.00%, 5/15/18		1,410	1,476,975
Cablevision Systems Corp. 8.00%, 4/15/20		1,750	1,907,500
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/16		1,000	1,211,250
CCO Holdings LLC / CCO Holdings Capital Corp. 7.00%, 1/15/19		1,625	1,653,438
7.00%, 1/15/19(a)		625	634,375
7.875%, 4/30/18		664	708,820
8.125%, 4/30/20		219	236,246
Cengage Learning Acquisitions, Inc. 10.50%, 1/15/15(a)		850	881,875
Central European Media Enterprises Ltd. 11.625%, 9/15/16(a)	EUR	650	946,301
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, 11/15/17(a)	U.S.$	1,015	1,073,363
CET 21 spol sro 9.00%, 11/01/17(a)	EUR	66	97,907
Charter Communications Operating LLC / Charter Communications Operating Capital 8.00%, 4/30/12(a)	U.S.$	800	842,000

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	313

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Citadel Broadcasting Corp. 7.75%, 12/15/18(a)	U.S.$	220	$235,950
Clear Channel Communications, Inc. 5.75%, 1/15/13		391	383,180
10.75%, 8/01/16		1,635	1,594,125
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17		35	38,850
Series B 9.25%, 12/15/17		1,440	1,602,000
Columbus International, Inc. 11.50%, 11/20/14(a)		1,128	1,291,560
CSC Holdings LLC 6.75%, 4/15/12		73	76,011
7.625%, 7/15/18		535	588,500
7.875%, 2/15/18		640	713,600
Dex One Corp. 12.00%, 1/29/17(c)		338	233,398
DISH DBS Corp. 6.625%, 10/01/14		970	1,028,200
7.125%, 2/01/16		650	693,875
Intelsat Jackson Holdings SA 7.25%, 10/15/20(a)		1,100	1,130,250
11.25%, 6/15/16		612	654,840
Intelsat Luxembourg SA 11.25%, 2/04/17		1,725	1,908,281
11.50%, 2/04/17(c)		873	969,182
Lamar Media Corp. 6.625%, 8/15/15		1,440	1,476,000
Liberty Media LLC 5.70%, 5/15/13		545	568,163
LIN Television Corp. 6.50%, 5/15/13		725	728,625
Local TV Finance LLC 9.25%, 6/15/15(a)(c)		525	509,250
New York Times Co. (The) 6.625%, 12/15/16(a)		500	508,750
Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/18(a)		360	389,250
Quebecor Media, Inc. 7.75%, 3/15/16		2,455	2,553,200
Rainbow National Services LLC 8.75%, 9/01/12(a)		1,224	1,228,590
10.375%, 9/01/14(a)		473	492,511
Sinclair Television Group, Inc. 8.375%, 10/15/18(a)		600	634,500
9.25%, 11/01/17(a)		160	180,800

314	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 8.50%, 5/15/21(a)	U.S.$	470	$489,975
9.75%, 3/15/15(a)(c)		406	426,123
12.00%, 7/01/14(a)		650	708,500
UPCB Finance III Ltd. 6.625%, 7/01/20(a)		385	383,556
Valassis Communications, Inc. 6.625%, 2/01/21(a)		500	493,750
WMG Holdings Corp. 9.50%, 12/15/14		2,096	2,111,720
XM Satellite Radio, Inc. 7.625%, 11/01/18(a)		975	1,033,500
Ziggo Bond Co. BV 8.00%, 5/15/18(a)	EUR	800	1,183,997

			40,912,612

Communications - Telecommunications – 4.9%
Cincinnati Bell, Inc. 8.75%, 3/15/18	U.S.$	750	719,063
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(a)		1,200	1,308,000
Cricket Communications, Inc. 7.75%, 5/15/16-10/15/20		1,060	1,094,950
Crown Castle International Corp. 7.125%, 11/01/19		1,000	1,063,750
Digicel Group Ltd. 10.50%, 4/15/18(a)		1,083	1,234,620
Fairpoint Communications, Inc. Series 1 13.125%, 4/02/18(d)		1,966	9,830
Frontier Communications Corp. 6.25%, 1/15/13		851	903,124
9.00%, 8/15/31		545	573,613
Level 3 Financing, Inc. 8.75%, 2/15/17		685	673,013
9.25%, 11/01/14		1,200	1,239,000
MetroPCS Wireless, Inc. 7.875%, 9/01/18		1,950	2,059,687
Mobile Telesystems Finance SA 8.00%, 1/28/12(a)		1,558	1,635,900
PAETEC Holdings Corp. 9.875%, 12/01/18(a)		1,045	1,125,987
Qwest Communications International, Inc. 7.50%, 2/15/14		350	355,250
Sprint Capital Corp. 6.875%, 11/15/28		1,315	1,185,144
8.75%, 3/15/32		1,180	1,227,200

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	315

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Sprint Nextel Corp. 6.00%, 12/01/16	U.S.$	1,000	$997,500
Sunrise Communications Holdings SA 8.50%, 12/31/18(a)	EUR	350	524,036
tw telecom holdings, Inc 8.00%, 3/01/18	U.S.$	1,039	1,114,327
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 8.375%, 4/30/13(a)		1,560	1,688,700
Wind Acquisition Finance SA 7.25%, 2/15/18(a)		2,600	2,704,000
Windstream Corp. 7.875%, 11/01/17		675	733,219
8.125%, 9/01/18		900	963,000
8.625%, 8/01/16		1,070	1,131,525

			26,264,438

Consumer Cyclical - Automotive – 3.6%
Affinia Group, Inc. 9.00%, 11/30/14(a)		305	311,100
9.00%, 11/30/14		545	555,900
Allison Transmission, Inc. 11.00%, 11/01/15(a)		560	609,000
ArvinMeritor, Inc. 8.125%, 9/15/15		500	536,250
Cooper-Standard Automotive, Inc. 8.50%, 5/01/18		625	675,000
Dana Holding Corp. 6.50%, 2/15/19		140	141,400
6.75%, 2/15/21		111	112,388
Exide Technologies 8.625%, 2/01/18(a)		268	285,755
Ford Motor Co. 7.45%, 7/16/31		1,000	1,088,447
Ford Motor Credit Co. LLC 3.053%, 1/13/12(b)		2,785	2,813,379
7.00%, 10/01/13		2,734	2,969,047
8.00%, 12/15/16		2,665	3,018,550
Goodyear Tire & Rubber Co. (The) 8.25%, 8/15/20		1,464	1,573,800
8.75%, 8/15/20		857	944,842
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(e)		1,436	574,400
Lear Corp. 7.875%, 3/15/18		150	165,375
8.125%, 3/15/20		250	280,000

316	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Navistar International Corp. 8.25%, 11/01/21	U.S.$	1,010	$1,118,575
Tenneco, Inc. 6.875%, 12/15/20(a)		330	342,375
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625%, 9/01/17(a)		746	835,520
Uncle Acquisition 2010 Corp. 8.625%, 2/15/19(a)		402	428,130

			19,379,233

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment Holdings, Inc. 9.75%, 12/01/20(a)		425	455,812
ClubCorp Club Operations, Inc. 10.00%, 12/01/18(a)		775	783,719
Greektown Holdings LLC 10.75%, 12/01/13(d) (e)		525	0
NAI Entertainment Holdings LLC 8.25%, 12/15/17(a)		930	999,750
Pinnacle Entertainment, Inc. 7.50%, 6/15/15		600	609,000
8.75%, 5/15/20		625	666,406
Regal Entertainment Group 9.125%, 8/15/18		770	823,900

			4,338,587

Consumer Cyclical - Other – 6.1%
Beazer Homes USA, Inc. 12.00%, 10/15/17		425	494,063
Boyd Gaming Corp. 7.125%, 2/01/16		900	861,750
9.125%, 12/01/18(a)		525	551,250
Broder Brothers Co. 12.00%, 10/15/13(c)(f)		354	345,600
Caesars Entertainment Operating Co., Inc 10.00%, 12/15/18		1,700	1,598,000
10.75%, 2/01/16		1,016	1,003,300
11.25%, 6/01/17		1,100	1,248,500
Chukchansi Economic Development Authority 8.00%, 11/15/13(a)		540	405,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 1/15/16(a)		1,111	1,158,217

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	317

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

DR Horton, Inc. 6.50%, 4/15/16	U.S.$	1,180	$1,233,100
Host Hotels & Resorts LP 6.875%, 11/01/14		385	398,475
Series Q 6.75%, 6/01/16		935	970,062
Isle of Capri Casinos, Inc. 7.00%, 3/01/14		620	614,575
K Hovnanian Enterprises, Inc. 6.25%, 1/15/16		655	520,725
10.625%, 10/15/16		500	541,875
KB Home 6.375%, 8/15/11		125	126,875
Lennar Corp. Series B 6.50%, 4/15/16		2,500	2,493,750
Levi Strauss & Co. 8.875%, 4/01/16		742	776,318
M/I Homes, Inc. 8.625%, 11/15/18(a)		540	549,450
Marina District Finance Co., Inc. 9.50%, 10/15/15(a)		255	265,838
9.875%, 8/15/18(a)		745	776,663
MCE Finance Ltd. 10.25%, 5/15/18		460	529,000
MGM Resorts International 6.625%, 7/15/15		1,222	1,160,900
7.625%, 1/15/17		1,610	1,543,587
NCL Corp. Ltd. 9.50%, 11/15/18(a)		800	866,000
11.75%, 11/15/16		500	590,625
Quiksilver, Inc. 6.875%, 4/15/15		650	645,125
Realogy Corp. Class A 11.00%, 4/15/18(a)		570	592,800
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13		2,385	2,557,912
Seminole Indian Tribe of Florida 6.535%, 10/01/20(a)		94	92,592
7.75%, 10/01/17(a)		531	563,524
Standard Pacific Corp. 8.375%, 5/15/18(a)		500	530,000
10.75%, 9/15/16		555	652,125
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		2,065	2,199,225
7.875%, 5/01/12		539	567,298

318	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Station Casinos, Inc. 6.625%, 3/15/18(d)	U.S.$	3,610	$361
William Lyon Homes, Inc. 10.75%, 4/01/13		847	724,185
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		1,900	2,009,250

			32,757,895

Consumer Cyclical - Restaurants – 0.5%
Burger King Corp. 9.875%, 10/15/18		640	683,200
CKE Restaurants, Inc. 11.375%, 7/15/18		750	841,875
Dunkin Finance Corp. 9.625%, 12/01/18(a)		384	388,800
Landry’s Restaurants, Inc. Series 144 11.625%, 12/01/15(a)		455	493,675

			2,407,550

Consumer Cyclical - Retailers – 2.7%
Asbury Automotive Group, Inc. 7.625%, 3/15/17		77	78,925
8.375%, 11/15/20(a)		357	374,850
AutoNation, Inc. 6.75%, 4/15/18		120	124,800
Bon-Ton Department Stores, Inc. (The) 10.25%, 3/15/14		1,195	1,226,369
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19(a)		121	122,210
Giraffe Acquisition Corp. 9.125%, 12/01/18(a)		1,100	1,127,500
JC Penney Corp., Inc. 7.40%, 4/01/37		525	504,000
Limited Brands, Inc. 5.25%, 11/01/14		328	343,170
6.90%, 7/15/17		1,645	1,764,262
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14		960	1,024,800
5.90%, 12/01/16		1,495	1,595,912
Michaels Stores, Inc. 7.75%, 11/01/18(a)		500	516,250
11.375%, 11/01/16		565	617,263
Neiman Marcus Group, Inc. (The) 9.00%, 10/15/15(c)		619	648,519
Penske Automotive Group, Inc. 7.75%, 12/15/16		250	258,125

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	319

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Rite Aid Corp. 6.875%, 8/15/13	U.S.$	580	$566,950
8.00%, 8/15/20		1,000	1,081,250
9.50%, 6/15/17		445	409,400
Toys R US – Delaware, Inc. 7.375%, 9/01/16(a)		805	848,269
Toys R US, Inc. 7.375%, 10/15/18		900	902,250
YCC Holdings LLC / Yankee Finance, Inc. 10.25%, 2/15/16(a)		130	133,900

			14,268,974

Consumer Non-Cyclical – 7.0%
ACCO Brands Corp. 7.625%, 8/15/15		1,000	1,018,750
10.625%, 3/15/15		760	858,800
Alere, Inc. 8.625%, 10/01/18		800	848,000
AMGH Merger Sub, Inc. 9.25%, 11/01/18(a)		720	775,800
ARAMARK Corp. 8.50%, 2/01/15		1,710	1,786,950
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18(a)		775	800,187
Bakkavor Finance 2 PLC 8.25%, 2/15/18(a)	GBP	500	800,632
Bausch & Lomb, Inc. 9.875%, 11/01/15	U.S.$	390	422,175
Biomet, Inc. 11.625%, 10/15/17		520	586,300
BioScrip, Inc. 10.25%, 10/01/15		500	527,500
Blue Merger Sub, Inc. 7.625%, 2/15/19(a)		255	257,550
Care UK Health & Social Care PLC 9.75%, 8/01/17(a)	GBP	525	923,877
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(c)	U.S.$	1,320	1,356,645
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		891	944,460
ConvaTec Healthcare E SA 10.50%, 12/15/18(a)		521	556,167
Del Monte Corp. 6.75%, 2/15/15		395	400,925
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14		520	570,050

320	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Dole Food Co., Inc. 8.00%, 10/01/16(a)	U.S.$	500	$533,750
Elan Finance PLC / Elan Finance Corp. 8.75%, 10/15/16(a)		500	526,250
Elizabeth Arden, Inc. 7.375%, 3/15/21(a)		445	467,250
Gentiva Health Services, Inc. 11.50%, 9/01/18		425	478,656
Giant Funding Corp. 8.25%, 2/01/18(a)		700	719,250
HCA Holdings, Inc. 7.75%, 5/15/21(a)		700	736,750
HCA, Inc. 6.375%, 1/15/15		3,348	3,456,810
6.50%, 2/15/16		1,520	1,561,800
9.625%, 11/15/16(c)		2,803	3,041,255
Healthsouth Corp. 10.75%, 6/15/16		480	513,600
IASIS Healthcare LLC / IASIS Capital Corp. 8.75%, 6/15/14		424	435,130
Jarden Corp. 7.50%, 1/15/20		280	295,400
Mylan, Inc./PA 7.625%, 7/15/17(a)		125	137,344
7.875%, 7/15/20(a)		750	838,125
NBTY, Inc. 9.00%, 10/01/18(a)		250	271,250
New Albertsons, Inc. 7.45%, 8/01/29		1,220	972,950
Picard Bondco SA 9.00%, 10/01/18(a)	EUR	575	858,933
Pilgrim’s Pride Corp. 7.875%, 12/15/18(a)	U.S.$	950	933,375
R&R Ice Cream PLC 8.375%, 11/15/17(a)	EUR	600	863,159
Select Medical Corp. 6.237%, 9/15/15(b)	U.S.$	500	485,000
7.625%, 2/01/15		1,015	1,031,494
Stater Bros Holdings, Inc. 7.375%, 11/15/18(a)		275	286,687
SUPERVALU, Inc. 8.00%, 5/01/16		1,205	1,198,975
Tenet Healthcare Corp. 8.875%, 7/01/19		900	1,023,750
Universal Hospital Services, Inc. 3.834%, 6/01/15(b)		895	859,200

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	321

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. 7.75%, 2/01/19(a)	U.S.$	600	$610,500
Visant Corp. 10.00%, 10/01/17		550	595,375
Voyager Learning Exchange 8.375%, 12/01/14(d)(e)(g)		982	1

			37,166,787

Energy – 6.0%
Antero Resources Finance Corp. 9.375%, 12/01/17		495	534,600
ATP Oil & Gas Corp. 11.875%, 5/01/15		635	647,700
Basic Energy Services, Inc. 7.75%, 2/15/19(a)		500	518,750
Bluewater Holding BV 3.303%, 7/17/14(a)(b)		600	480,000
Calfrac Holdings LP 7.50%, 12/01/20(a)		289	296,225
Chaparral Energy, Inc. 8.25%, 9/01/21(a)		300	305,250
8.875%, 2/01/17		900	949,500
Chesapeake Energy Corp. 6.50%, 8/15/17		2,350	2,520,375
6.625%, 8/15/20		500	525,000
Cie Generale de Geophysique-Veritas 7.50%, 5/15/15		167	172,845
7.75%, 5/15/17		195	206,213
Citgo Petroleum Corp. 11.50%, 7/01/17(a)		891	1,024,650
Complete Production Services, Inc. 8.00%, 12/15/16		1,325	1,401,187
Continental Resources, Inc./OK 7.125%, 4/01/21		150	159,750
Deepsea Metro I 11.00%, 12/09/15		200	204,155
Denbury Resources, Inc. 6.375%, 8/15/21		1,202	1,214,020
8.25%, 2/15/20		95	105,688
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19(a)		900	909,000
9.25%, 12/15/17(a)		800	860,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(a)		114	117,135
Forest Oil Corp. 7.25%, 6/15/19		1,915	1,982,025

322	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Hercules Offshore, Inc. 10.50%, 10/15/17(a)	U.S.$	604	$599,470
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)		1,425	1,482,000
McJunkin Red Man Corp. 9.50%, 12/15/16(a)		1,000	990,000
Newfield Exploration Co. 7.125%, 5/15/18		1,135	1,211,612
Offshore Group Investments Ltd. 11.50%, 8/01/15(a)		1,100	1,232,000
OPTI Canada, Inc. 8.25%, 12/15/14		1,588	865,460
Parker Drilling Co. 9.125%, 4/01/18		520	559,000
Petrohawk Energy Corp. 7.25%, 8/15/18(a)		500	517,500
7.25%, 8/15/18		800	828,000
PHI, Inc. 8.625%, 10/15/18		400	419,000
Pioneer Natural Resources Co. 5.875%, 7/15/16		995	1,038,512
Plains Exploration & Production Co. 7.00%, 3/15/17		847	882,998
7.75%, 6/15/15		1,089	1,143,450
Range Resources Corp. 7.50%, 5/15/16		940	982,300
SandRidge Energy, Inc. 8.75%, 1/15/20		775	837,000
Southwestern Energy Co. 7.50%, 2/01/18		1,025	1,165,938
Tesoro Corp. 6.25%, 11/01/12		680	715,700
6.50%, 6/01/17		1,460	1,503,800

			32,107,808

Other Industrial – 1.7%
Briggs & Stratton Corp. 6.875%, 12/15/20		152	160,360
Brightstar Corp. 9.50%, 12/01/16(a)		650	695,500
Exova Ltd. 10.50%, 10/15/18(a)	GBP	500	815,995
Interline Brands, Inc. 7.00%, 11/15/18	U.S.$	704	730,400
KUKA AG 8.75%, 11/15/17(a)	EUR	711	1,054,667
Liberty Tire Recycling 11.00%, 10/01/16(a)	U.S.$	1,100	1,226,500

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	323

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Mueller Water Products, Inc. 8.75%, 9/01/20	U.S.$	322	$356,615
Neenah Foundry Co. 15.00%, 7/29/15(e)		315	311,848
New Enterprise Stone & Lime Co. 11.00%, 9/01/18(a)		950	971,375
Pipe Holdings PLC 9.50%, 11/01/15(a)	GBP	439	752,911
Sensus USA, Inc. 8.625%, 12/15/13	U.S.$	655	664,825
Yioula Glassworks SA 9.00%, 12/01/15(f)	EUR	900	1,068,081

			8,809,077

Services – 1.5%
Mobile Mini, Inc. 7.875%, 12/01/20(a)	U.S.$	309	329,085
Realogy Corp. 12.375%, 4/15/15		305	308,050
Service Corp. International/US 6.75%, 4/01/16		2,000	2,125,000
ServiceMaster Co. (The) 10.75%, 7/15/15(a)(c)		835	897,625
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.75%, 8/01/16		940	1,031,650
Travelport LLC 9.875%, 9/01/14		1,635	1,596,169
West Corp. 7.875%, 1/15/19(a)		1,750	1,795,937
8.625%, 10/01/18(a)		133	140,980

			8,224,496

Technology – 3.4%
Advanced Micro Devices, Inc. 7.75%, 8/01/20		121	126,445
8.125%, 12/15/17		202	215,130
Alcatel-Lucent USA, Inc. 6.45%, 3/15/29		1,260	1,096,200
Amkor Technology, Inc. 9.25%, 6/01/16		260	275,600
Aspect Software, Inc. 10.625%, 5/15/17(a)		500	532,500
Buccaneer Merger Sub, Inc. 9.125%, 1/15/19(a)		250	270,000
CDW LLC / CDW Finance Corp. 8.00%, 12/15/18(a)		671	721,325
11.50%, 10/12/15(c)		500	542,500

324	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Ceridian Corp. 11.25%, 11/15/15	U.S.$	450	$471,375
CommScope, Inc. 8.25%, 1/15/19(a)		1,500	1,556,250
DCP LLC/DCP Corp. 10.75%, 8/15/15(a)		680	659,600
Eastman Kodak Co. 7.25%, 11/15/13		251	242,843
First Data Corp. 9.875%, 9/24/15		831	839,310
11.25%, 3/31/16		1,100	1,061,500
Freescale Semiconductor, Inc. 8.875%, 12/15/14		1,380	1,443,825
10.125%, 12/15/16		1,200	1,296,000
Interactive Data Corp. 10.25%, 8/01/18(a)		750	840,000
Iron Mountain, Inc. 6.625%, 1/01/16		1,360	1,366,800
NXP BV / NXP Funding LLC 3.053%, 10/15/13(b)		1,000	995,000
9.50%, 10/15/15		920	982,100
Sanmina-SCI Corp. 8.125%, 3/01/16		500	515,000
Seagate Technology HDD Holdings 6.375%, 10/01/11		503	514,317
Serena Software, Inc. 10.375%, 3/15/16		875	918,750
SunGard Data Systems, Inc. 7.625%, 11/15/20(a)		800	826,000

			18,308,370

Transportation - Airlines – 0.8%
Air Canada 12.00%, 2/01/16(a)		500	538,750
AMR Corp. 9.00%, 8/01/12		1,570	1,609,250
Continental Airlines 2003-ERJ1 Pass Through Trust Series RJ03 7.875%, 7/02/18		444	445,789
Continental Airlines, Inc. 8.75%, 12/01/11		1,330	1,371,562
Delta Air Lines, Inc. 9.50%, 9/15/14(a)		391	426,190

			4,391,541

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	325

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Florida East Coast Railway Corp. 8.125%, 2/01/17(a)	U.S.$	164	$171,380
Kansas City Southern Railway 13.00%, 12/15/13		311	371,645

			543,025

Transportation - Services – 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.75%, 5/15/16		1,660	1,730,550
Hapag-Lloyd AG 9.75%, 10/15/17(a)		500	548,750
Hertz Corp. (The) 6.75%, 4/15/19(a)		636	648,720
7.375%, 1/15/21(a)		1,775	1,854,875
8.875%, 1/01/14		421	432,051
Swift Services Holdings, Inc. 10.00%, 11/15/18(a)		413	452,235

			5,667,181

			319,515,058

Financial Institutions – 8.9%
Banking – 2.1%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	980	1,041,310
HBOS Capital Funding LP 6.071%, 6/30/14(a)		U.S.$ 1,325	1,185,875
HT1 Funding GMBH 6.352%, 6/30/17	EUR	825	899,382
LBG Capital No.1 PLC 8.00%, 6/15/20(a)	U.S.$	1,750	1,650,250
Regions Bank/Birmingham AL 6.45%, 6/26/37		600	549,780
Royal Bank of Scotland Group PLC 6.99%, 10/05/17(a)(d)		2,715	2,334,900
Swedbank AB 5.75%, 3/17/16	GBP	850	1,291,984
Telenet Finance III Luxembourg S.C.A. 6.625%, 2/15/21(a)	EUR	1,000	1,380,709
UT2 Funding PLC 5.321%, 6/30/16		634	778,651

			11,112,841

Brokerage – 0.6%
E*Trade Financial Corp. 7.375%, 9/15/13	U.S.$	995	997,487

326	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(d)	U.S.$	5,500	$1,423,125
Nuveen Investments, Inc. 10.50%, 11/15/15		900	920,250

			3,340,862

Finance – 4.2%
AGFC Capital Trust I 6.00%, 1/15/67(a)		2,245	1,347,000
Ally Financial, Inc. 6.75%, 12/01/14		760	822,458
6.875%, 9/15/11		1,935	1,978,537
8.00%, 11/01/31		1,332	1,525,140
Series 8 6.75%, 12/01/14		1,657	1,772,990
Capmark Financial Group, Inc. 5.875%, 5/10/12(d)		1,666	781,892
CIT Group, Inc. 7.00%, 5/01/13-5/01/17		6,252	6,312,207
International Lease Finance Corp. 6.375%, 3/25/13		1,715	1,787,888
iStar Financial, Inc. Series B 5.125%, 4/01/11		850	850,531
5.70%, 3/01/14		1,100	1,056,000
Residential Capital LLC 9.625%, 5/15/15		2,195	2,216,950
Springleaf Finance Corp. 6.90%, 12/15/17		1,930	1,732,175

			22,183,768

Insurance – 1.4%
Genworth Financial, Inc. 6.15%, 11/15/66		1,445	1,136,131
Hartford Financial Services Group, Inc. 8.125%, 6/15/38		1,000	1,105,000
ING Capital Funding Trust III Series 9 3.903%, 3/31/11(b)		1,294	1,241,632
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		495	495,000
MBIA Insurance Corp. 14.00%, 1/15/33(a)		2,385	1,502,550
Stoneheath RE 6.868%, 10/15/11		250	221,250
XL Group PLC Series E 6.50%, 4/15/17		2,100	1,942,500

			7,644,063

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	327

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.4%
FTI Consulting, Inc. 6.75%, 10/01/20(a)	U.S.$	500	$500,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/18		750	776,250
iPayment, Inc. 9.75%, 5/15/14		675	669,094

			1,945,344

REITS – 0.2%
Developers Diversified Realty Corp. 7.875%, 9/01/20		1,000	1,170,932
Sabra Health Care LP/Sabra Capital Corp. 8.125%, 11/01/18(a)		174	183,570

			1,354,502

			47,581,380

Utility – 6.4%
Electric – 4.8%
AES Corp. (The) 7.75%, 3/01/14		1,430	1,555,125
8.00%, 10/15/17		1,240	1,345,400
Calpine Corp. 7.25%, 10/15/17(a)		2,250	2,356,875
7.875%, 1/15/23(a)		500	513,750
CMS Energy Corp. 6.25%, 2/01/20		1,000	1,051,210
Dynegy Holdings, Inc. 7.75%, 6/01/19		1,960	1,416,100
8.375%, 5/01/16		780	625,950
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.67%, 11/08/16		1,222	1,188,395
Edison Mission Energy 7.00%, 5/15/17		2,090	1,698,125
7.50%, 6/15/13		360	360,450
7.75%, 6/15/16		295	264,025
Energy Future Holdings Corp. 10.25%, 1/15/20(a)		448	466,526
10.875%, 11/01/17		304	252,320
Series P 5.55%, 11/15/14		957	634,013
Series Q 6.50%, 11/15/24		3,106	1,452,055
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/20		792	826,731

328	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

GenOn Energy, Inc. 7.875%, 6/15/17	U.S.$	840	$842,100
9.50%, 10/15/18(a)		650	680,875
9.875%, 10/15/20(a)		1,265	1,331,412
Homer City Funding LLC 8.137%, 10/01/19		77	74,161
8.734%, 10/01/26		140	128,219
Mirant Americas Generation LLC 8.50%, 10/01/21		725	764,875
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17		2,955	3,093,769
8.25%, 9/01/20(a)		975	1,026,187
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		800	786,000
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15		1,401	788,062

			25,522,710

Natural Gas – 1.6%
El Paso Corp. Series G 7.375%, 12/15/12		385	409,939
7.75%, 1/15/32		855	905,271
El Paso Pipeline Partners Operating Co. LLC 6.50%, 4/01/20		550	606,882
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,620	1,747,575
Inergy LP/Inergy Finance Corp. 6.875%, 8/01/21(a)		1,000	1,022,500
Kinder Morgan Finance Co. ULC 5.70%, 1/05/16		1,765	1,840,012
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.50%, 8/15/21		1,600	1,598,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/01/21(a)		330	326,700

			8,456,879

			33,979,589

Total Corporates - Non-Investment Grades (cost $366,049,541)			401,076,028

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	329

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADES – 9.0%
Financial Institutions – 5.5%
Banking – 3.5%
American Express Co. 6.80%, 9/01/66	U.S.$	900	$914,940
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		1,400	882,000
Barclays Bank PLC 4.75%, 3/15/20	EUR	520	509,478
5.926%, 12/15/16(a)	U.S.$	1,300	1,199,250
BBVA International Preferred SA Unipersonal 5.919%, 4/18/17		400	324,534
Series E 8.50%, 10/21/14	EUR	750	1,060,836
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17	U.S.$	435	466,049
Capital One Financial Corp. 6.75%, 9/15/17		663	765,245
Citigroup, Inc. 5.50%, 4/11/13		400	428,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16		1,100	1,149,500
Countrywide Financial Corp. 6.25%, 5/15/16		1,221	1,308,085
Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11		56	56,111
Credit Agricole SA 6.637%, 5/31/17(a)		1,100	981,750
Huntington BancShares, Inc. 7.00%, 12/15/20		170	186,224
Itau Unibanco Holding SA 10.50%, 11/23/15(a)	BRL	900	562,462
Merrill Lynch & Co., Inc. 5.70%, 5/02/17	U.S.$	365	379,748
National Capital Trust II 5.486%, 3/23/15(a)		647	646,645
Societe Generale 6.999%, 12/19/17	EUR	700	934,571
UBS AG/Jersey 4.28%, 4/15/15		820	1,007,087
Unicredito Italiano Capital Trust III 4.028%, 10/27/15		1,300	1,385,815
Wachovia Bank NA 6.75%, 5/25/17	AUD	2,050	1,888,761

330	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Zions Bancorporation 7.75%, 9/23/14	U.S.$	1,480	$1,609,109

			18,647,000

Finance – 0.2%
SLM Corp. 5.125%, 8/27/12		255	264,619
8.00%, 3/25/20		525	557,156
Series A
5.00%, 10/01/13		400	413,578

			1,235,353

Insurance – 1.6%
American International Group, Inc.
6.25%, 3/15/37		1,461	1,336,815
8.175%, 5/15/58		725	795,687
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		952	718,760
Coventry Health Care, Inc.
5.875%, 1/15/12		683	709,147
5.95%, 3/15/17		60	62,288
6.125%, 1/15/15		30	31,946
6.30%, 8/15/14		185	197,637
Crum & Forster Holdings Corp. 7.75%, 5/01/17		760	797,050
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		450	478,281
Metlife Capital Trust IV 7.875%, 12/15/37(a)		750	808,125
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		575	685,459
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24	AUD	1,000	905,238
XL Capital Finance Europe PLC 6.50%, 1/15/12	U.S.$	1,000	1,045,337

			8,571,770

REITS – 0.2%
Entertainment Properties Trust 7.75%, 7/15/20(a)		842	886,205
ProLogis 6.875%, 3/15/20		72	80,153

			966,358

			29,420,481

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	331

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Industrial – 3.0%
Basic – 0.4%
Commercial Metals Co. 6.50%, 7/15/17	U.S.$	500	$514,039
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17		485	538,350
Mosaic Co. (The) 7.625%, 12/01/16(a)		875	947,187

			1,999,576

Capital Goods – 0.1%
Tyco International Finance SA 8.50%, 1/15/19		375	485,140

Communications - Media – 0.5%
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 6.375%, 6/15/15		811	836,344
Virgin Media Secured Finance PLC 6.50%, 1/15/18		1,500	1,642,500

			2,478,844

Communications - Telecommunications – 0.3%
American Tower Corp. 7.00%, 10/15/17		310	349,954
Qwest Corp. 6.875%, 9/15/33		1,240	1,235,350

			1,585,304

Consumer Cyclical - Other – 0.3%
Toll Brothers Finance Corp. 5.15%, 5/15/15		1,443	1,481,768

Consumer Cyclical - Retailers – 0.1%
CVS Caremark Corp. 6.302%, 6/01/37		575	566,375

Consumer Non-Cyclical – 0.3%
Reynolds American, Inc. 7.25%, 6/01/12-6/01/12		745	817,292
Ventas Realty LP / Ventas Capital Corp. 6.75%, 4/01/17		832	882,688

			1,699,980

Energy – 0.4%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15		856	884,367

332	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

TNK-BP Finance SA
7.25%, 2/02/20(a)	U.S.$	204	$222,115
7.50%, 7/18/16(a)		520	579,150
7.875%, 3/13/18(a)		680	770,984

			2,456,616

Other Industrial – 0.1%
Noble Group Ltd. 6.625%, 3/17/15(a)		650	666,250

Services – 0.2%
Expedia, Inc. 8.50%, 7/01/16		1,070	1,175,662

Technology – 0.1%
Motorola, Inc. 7.50%, 5/15/25		470	527,359

Transportation - Services – 0.2%
Aviation Capital Group 7.125%, 10/15/20(a)		920	966,364

			16,089,238

Utility – 0.5%
Electric – 0.5%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(a)		380	405,873
KCP&L Greater Missouri Operations Co. 11.875%, 7/01/12		596	668,158
Oncor Electric Delivery Co. LLC 5.95%, 9/01/13		490	538,275
6.80%, 9/01/18		315	365,786
Sierra Pacific Power Co. Series M 6.00%, 5/15/16		440	496,629

			2,474,721

Total Corporates - Investment Grades (cost $40,299,349)			47,984,440

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Fixed Rate CMBS – 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.222%, 7/15/44		1,170	1,189,855
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6, Class AJ 5.23%, 12/15/40		1,000	1,021,617

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	333

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 5.826%, 6/15/38	U.S.$	2,375	$2,601,692
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4 5.716%, 2/15/51		1,100	1,163,042
Series 2007-CB18, Class A4 5.44%, 6/12/47		1,875	1,992,516
Series 2007-LD11, Class A4 5.818%, 6/15/49		2,000	2,154,180
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38		1,875	2,008,567
Morgan Stanley Capital I Series 2005-HQ6, Class AJ 5.073%, 8/13/42		1,125	1,156,351

Total Commercial Mortgage-Backed Securities (cost $11,441,903)			13,287,820

BANK LOANS – 2.1%
Industrial – 1.8%
Basic – 0.0%
Novelis, Inc. 5.25%, 12/17/16(b)		90	91,097

Capital Goods – 0.5%
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC 6.50%, 12/22/17(b)		1,300	1,311,921
Hawker Beechcraft Acquisition Company LLC 10.50%, 3/26/14(b)		1,234	1,249,187

			2,561,108

Communications - Telecommunications – 0.2%
Lightsquared LP 12.00%, 10/01/14(b)		1,320	1,301,571

Consumer Cyclical - Entertainment –0.4%
ClubCorp Club Operations Inc. 6.00%, 11/30/16(b)		550	555,500
Las Vegas Sands, LLC 3.04%, 11/23/16(b)		1,588	1,577,887

			2,133,387

334	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.0%
Great Atlantic & Pacific Tea Company, Inc., The 8.75%, 6/14/12(b)	U.S.$	50	$50,563

Other Industrial – 0.2%
Metaldyne LLC 7.75%, 10/22/16(b)		773	786,591

Services – 0.3%
Advantage Sales & Marketing Inc. 5.25%, 12/17/17(b)		225	226,179
Koosharem LLC 10.25%, 6/30/14(b)(c)		1,408	1,238,835

			1,465,014

Technology – 0.2%
EchoStar Satellite Services, LLC 6/30/19(h)		1,000	1,000,000

			9,389,331

Financial Institutions – 0.3%
Finance – 0.3%
CIT Group, Inc. 6.25%, 8/11/15(b)		821	832,086
Springleaf Funding Company (fka AGFS Funding Company) 7.25%, 4/21/15(b)		875	882,437

			1,714,523

Total Bank Loans (cost $10,762,893)			11,103,854

GOVERNMENTS - TREASURIES – 1.5%
Brazil – 0.4%
Brazilian Government International Bond 12.50%, 1/05/16	BRL	2,950	2,025,709

Greece – 0.5%
Hellenic Republic Government Bond Series 30YR 4.60%, 9/20/40	EUR	3,300	2,523,735

Mexico – 0.3%
Mexican Bonos Series MI10 9.50%, 12/18/14	MXN	20,000	1,827,070

United States – 0.3%
U.S. Treasury Notes 2.125%, 2/29/16	U.S.$	1,700	1,698,938

Total Governments - Treasuries (cost $7,525,465)			8,075,452

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	335

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 1.4%
United States – 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	U.S.$	555	$359,512
Buckeye OH Tob Stlmnt Fin Auth Series 2007A-2 5.875%, 6/01/47		605	399,899
California State (California GO) 7.60%, 11/01/40		325	353,191
7.95%, 3/01/36		700	736,456
California Statewide CDA (Thomas Jefferson Sch Law) Series 2008A 7.25%, 10/01/38		325	326,284
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45		335	290,264
Illinois Finance Auth Series 2010A 8.125%, 2/15/40		575	543,064
Illinois Finance Auth (Illinois Institute of Technology) Series 06A 5.00%, 4/01/31		275	207,229
Indiana Finance Auth (Kings Daughters Hospital) 5.50%, 8/15/40		450	362,966
Kentucky Economic Development Finance Auth 6.50%, 3/01/45		335	317,513
Los Angeles CA Regl Arpts Impt Corp (American Airlines, Inc.) Series 2002C 7.50%, 12/01/24		395	395,695
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn) Series 2007A 5.375%, 5/15/43		560	455,594
Mid-Bay Bridge Auth FL Series 2011A 7.25%, 10/01/40		665	664,940
Regional Transportation District (Denver Transit Partners) 6.00%, 1/15/41		800	729,928

336	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	U.S $	550	$551,908
Tobacco Settlement Financing Corp. NJ Series 2007 1A 5.00%, 6/01/41		570	341,590
Tobacco Settlement Financing Corp. VA Series 2007B1 5.00%, 6/01/47		445	255,590
Turlock CA Hlth Fac COP(Emanuel Medical Center) 5.375%, 10/15/34		550	442,579

Total Local Governments - Municipal Bonds (cost $7,492,303)			7,734,202

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Financial Institutions – 0.1%
Banking – 0.1%
Banco Cruzeiro do Sul SA/Brazil 8.25%, 1/20/16(a)		500	493,212
8.875%, 9/22/20(a)		390	376,350

			869,562

Industrial – 1.3%
Capital Goods – 0.1%
Cemex SAB de CV 9.00%, 1/11/18(a)		500	517,500

Consumer Cyclical - Retailers – 0.2%
Edcon Holdings Proprietary Ltd. 6.526%, 6/15/15(a)(b)	EUR	850	1,032,203

Consumer Non-Cyclical – 0.6%
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16(a)	U.S.$	1,000	1,082,500
Foodcorp Pty Ltd. 8.75%, 3/01/18(a)	EUR	282	389,146
8.875%, 6/15/12(a)		378	530,749
JBS Finance II Ltd. 8.25%, 1/29/18(a)	U.S.$	1,000	1,010,000

			3,012,395

Other Industrial – 0.3%
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(a)	EUR	689	836,300

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	337

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Savcio Holdings Pty Ltd. 8.00%, 2/15/13(a)	EUR	450	$600,796

			1,437,096

Transportation - Services – 0.1%
Inversiones Alsacia SA 8.00%, 8/18/18(a)	U.S.$	800	810,091

			6,809,285

Total Emerging Markets - Corporate Bonds (cost $6,825,529)			7,678,847

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Kazakhstan – 0.5%
Kazatomprom 6.25%, 5/20/15(a)		875	941,762
KazMunayGas National Co. 8.375%, 7/02/13(a)		400	441,000
9.125%, 7/02/18(a)		950	1,149,500

			2,532,262

Russia – 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)		1,455	1,495,013

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(a)		750	915,000

Venezuela – 0.2%
Petroleos de Venezuela SA 5.25%, 4/12/17		2,250	1,305,000

Total Quasi-Sovereigns (cost $5,063,558)			6,247,275

	Shares
PREFERRED STOCKS – 0.9%
Financial Institutions – 0.9%
Banking – 0.2%
Zions Bancorporation. 9.50%		46,400	1,210,576

Finance – 0.5%
Ally Financial, Inc. 7.00% (a)		1,687	1,607,764
Citigroup Capital XII 8.50%		39,000	1,036,191

338	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Shares		U.S. $ Value

Citigroup Capital XIII 7.875% (i)		5,000	$135,600

			2,779,555

REITS – 0.2%
Sovereign Real Estate Investment Trust 12.00% (a)		624	711,360

			4,701,491

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%		36,525	70,858
Federal National Mortgage Association 8.25%		54,625	106,519

			177,377

Total Preferred Stocks (cost $5,554,260)			4,878,868

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.9%
Home Equity Loans - Fixed Rate – 0.5%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	737	492,733
Series 2006-15, Class A6
5.826%, 10/25/46		1,472	1,114,057
Lehman XS Trust Series 2007-6, Class 3A5 5.72%, 5/25/37		1,551	1,073,526

			2,680,316

Home Equity Loans - Floating Rate – 0.4%
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 4.764%, 2/25/37(b)		1,750	999,357
GSAA Home Equity Trust Series 2006-6, Class AF5 5.168%, 3/25/36(b)		1,581	925,164

			1,924,521

Total Asset-Backed Securities (cost $4,697,768)			4,604,837

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	339

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.6%
Argentina – 0.3%
Argentina Bonos 7.00%, 10/03/15	U.S.$	2,100	$1,918,000

Ukraine – 0.3%
Ukraine Government International Bond
6.75%, 11/14/17(a)		930	912,563
6.875%, 3/04/11(a)		700	700,000

			1,612,563

Total Emerging Markets - Sovereigns (cost $2,651,317)			3,530,563

CMOs – 0.4%
Non-Agency Floating Rate – 0.4%
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.792%, 8/25/47(b)		1,454	886,317
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 1.083%, 4/25/47(b)		2,064	1,191,749

Total CMOs (cost $1,984,216)			2,078,066

EMERGING MARKETS - TREASURIES – 0.3%
Turkey – 0.3%
Turkey Government Bond 11.00%, 8/06/14 (cost $1,651,891)	TRY	2,450	1,616,732

	Shares

COMMON STOCKS – 0.1%
Broder Brothers Co.		28,873	0
Fairpoint Communications, Inc.(j)		7,175	165,025
Greektown Superholdings, Inc.(e)(g)(j)		397	29,775
Neenah Enterprises, Inc.(e)(g)		58,199	261,896

Total Common Stocks (cost $2,167,495)			456,696

WARRANTS – 0.0%
Fairpoint Communications, Inc., expiring 1/24/18(j)		12,231	0

340	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

New Koosharem Corp. expiring 1/01/49(e)(g)(j)	U.S.$	1,991	$2

Total Warrants (cost $2)			2

	Contracts(k)

OPTION PURCHASED - CALL – 0.0%
IRS USD RTR Expiration: May 2011, Exercise Price: $2.2 (j) (cost $40,500)		150,000	0

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, 0.17%(l) (cost $5,802,841)		5,802,841	5,802,841

Total Investments – 98.6% (cost $480,010,831)			526,156,523
Other assets less liabilities – 1.4%			7,420,553

Net Assets – 100.0%			$533,577,076

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3MO EURIBOR Interest Rate Futures	1,570	June 2011	$111,597	$54,163	$ (57,434)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 4/18/11	103	$101,652	$104,199	$2,547
Great British Pound settling 4/04/11	27	43,914	44,138	224

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	341

High-yield Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
State Street Bank and Trust Co.:
Euro settling 3/07/11	435	$590,836	$599,747	$(8,911)
Euro settling 3/07/11	1,025	1,392,639	1,414,924	(22,285)
Euro settling 3/07/11	1,003	1,358,058	1,383,631	(25,573)
Euro settling 3/07/11	18,448	24,542,171	25,455,592	(913,421)
Great British Pound settling 4/04/11	503	812,010	817,022	(5,012)
Great British Pound settling 4/04/11	2,228	3,551,761	3,620,347	(68,586)

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$38,350	12/23/17	3 Month LIBOR	2.805%	$ (154,038)
JPMorgan Chase Bank, N.A.	51,250	12/23/15	2.14%	3 Month LIBOR	125,704
Morgan Stanley	52,200	1/5/16	2.18%	3 Month LIBOR	96,075
Morgan Stanley	39,100	1/5/18	3 Month LIBOR	2.84%	(133,355)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank: Hellenic Republic 5.90%, 10/22/22, 6/20/15*	(0.00)%	9.643%	$4,250	$67,194	$—	$67,194
Morgan Stanley Capital Services Inc.: XL Capital LTD 5.25%, 9/15/14, 3/20/12*	(5.00)	1.03	1,260	(65,610)	44,545	(110,155)

Sale Contracts
Credit Suisse International: MGM Resorts International 5.875%, 02/27/14, 03/20/16*	5.00	6.811	1,700	(98,534)	(55,250)	(43,284)

*	Termination date

342	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON INDICES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Capital Inc.: CDX NAIG-15V1 5 Year Index, 12/20/15*	1.00%	4.20%	$500	$(63,069)	$(71,178)	$8,109

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $166,521,786 or 31.2% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Pay-In-Kind Payments (PIK).

(d)	Security is in default and is non-income producing.

(e)	Illiquid security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of February 28, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co. 12.00%, 10/15/13	8/31/07	$540,383	$345,600	0.06%
Yioula Glassworks SA 9.00%, 12/01/15	6/09/09	579,169	1,068,081	0.20

(g)	Fair valued.

(h)	This position or a portion of this position represents an unsettled loan purchase. At February 28, 2011, the market value and unrealized gain of these unsettled loan purchases amounted to $1,000,000 and $0, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(i)	Variable rate coupon, rate shown as of February 28, 2011.

(j)	Non-income producing security.

(k)	One contract relates to 100 shares.

(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar

BRL	– Brazilian Real

EUR	– Euro

GBP	– Great British Pound

MXN	– Mexican Nuevo Peso

TRY	– Turkish Lira

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	343

High-yield Portfolio—Portfolio of Investments

Glossary:

CDA	– Community Development Authority

CMBS	– Commercial Mortgage-Backed Securities

CMOs	– Collateralized Mortgage Obligations

COP	– Certificate of Participation

LIBOR	– London Interbank Offered Rates

GO	– General Obligation

MBIA	– MBIA Insurance Corporation

OJSC	– Open Joint Stock Company

REIT	– Real Estate Investment Trust

See notes to financial statements.

344	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-yield Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Financials – 24.9%
Capital Markets – 0.9%
MF Global Holdings Ltd.(a)	659,400	$5,716,998

Commercial Banks – 7.4%
Associated Banc - Corp	380,800	5,510,176
CapitalSource, Inc.	815,000	6,177,700
City National Corp.	63,900	3,764,349
Comerica, Inc.	177,300	6,896,970
Popular, Inc.(a)	1,591,066	5,170,965
Susquehanna Bancshares, Inc.	417,000	3,986,520
Umpqua Holdings Corp.	281,000	3,214,640
Webster Financial Corp.	238,800	5,535,384
Whitney Holding Corp.	363,900	5,160,102

		45,416,806

Insurance – 6.0%
Amtrust Financial Services, Inc.	201,300	3,870,999
Aspen Insurance Holdings Ltd.	221,100	6,533,505
Endurance Specialty Holdings Ltd.	148,300	7,354,197
Fidelity National Financial, Inc. – Class A	229,700	3,181,345
Platinum Underwriters Holdings Ltd.	134,000	5,587,800
Reinsurance Group of America, Inc. – Class A	92,400	5,580,036
Unum Group	189,300	5,022,129

		37,130,011

Real Estate Investment Trusts (REITs) – 7.4%
BioMed Realty Trust, Inc.	297,700	5,403,255
BRE Properties, Inc.	116,275	5,524,225
Camden Property Trust	128,400	7,597,428
CBL & Associates Properties, Inc.	204,600	3,652,110
DiamondRock Hospitality Co.(a)	585,500	6,885,480
Entertainment Properties Trust	118,900	5,667,963
Sunstone Hotel Investors, Inc.(a)	519,001	5,574,071
Tanger Factory Outlet Centers	195,600	5,212,740

		45,517,272

Real Estate Management & Development – 0.7%
Forest City Enterprises, Inc.(a)	241,600	4,566,240

Thrifts & Mortgage Finance – 2.5%
First Niagara Financial Group, Inc.	402,718	5,831,357
People’s United Financial, Inc.	281,200	3,706,216
Washington Federal, Inc.	315,250	5,601,992

		15,139,565

		153,486,892

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	345

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 17.1%
Auto Components – 3.5%
Cooper Tire & Rubber Co.	219,500	$5,149,470
Dana Holding Corp.(a)	300,400	5,671,552
Federal-Mogul Corp.(a)	228,500	4,800,785
TRW Automotive Holdings Corp.(a)	103,100	5,856,080

		21,477,887

Hotels, Restaurants & Leisure – 2.0%
Royal Caribbean Cruises Ltd.(a)	119,400	5,228,526
Wyndham Worldwide Corp.	236,600	7,400,848

		12,629,374

Household Durables – 2.0%
American Greetings Corp.	315,575	6,832,199
NVR, Inc.(a)	7,690	5,597,243

		12,429,442

Media – 2.5%
Gannett Co., Inc.	344,200	5,682,742
Interpublic Group of Cos., Inc. (The)(a)	440,800	5,818,560
Meredith Corp.	102,800	3,624,728

		15,126,030

Multiline Retail – 2.0%
Big Lots, Inc.(a)	163,700	6,716,611
Saks, Inc.(a)	439,100	5,378,975

		12,095,586

Specialty Retail – 4.1%
AnnTaylor Stores Corp.(a)	323,900	7,517,719
Foot Locker, Inc.	372,300	7,397,601
Office Depot, Inc.(a)	971,850	5,160,524
Signet Jewelers Ltd.(a)	125,824	5,519,899

		25,595,743

Textiles, Apparel & Luxury Goods – 1.0%
Jones Group, Inc. (The)	460,200	6,120,660

		105,474,722

Industrials – 11.8%
Airlines – 0.6%
Alaska Air Group, Inc.(a)	58,300	3,465,935

Building Products – 0.6%
Masco Corp.	282,200	3,835,098

Commercial Services & Supplies – 0.8%
Avery Dennison Corp.	122,300	4,882,216

Electrical Equipment – 3.0%
EnerSys(a)	107,500	3,816,250

346	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

General Cable Corp.(a)	167,000	$7,251,140
Thomas & Betts Corp.(a)	135,250	7,491,498

		18,558,888

Machinery – 3.8%
Briggs & Stratton Corp.	277,000	5,576,010
Mueller Industries, Inc.	210,100	7,139,198
Terex Corp.(a)	119,975	4,049,156
Trinity Industries, Inc.	224,200	6,983,830

		23,748,194

Professional Services – 0.6%
Kelly Services, Inc. – Class A(a)	180,400	3,792,008

Road & Rail – 0.6%
Con-way, Inc.	112,900	3,676,024

Trading Companies & Distributors – 1.8%
Aircastle Ltd.	322,300	3,893,384
WESCO International, Inc.(a)	120,800	7,032,976

		10,926,360

		72,884,723

Energy – 10.2%
Energy Equipment & Services – 3.9%
Bristow Group, Inc.(a)	121,700	5,831,864
Helix Energy Solutions Group, Inc.(a)	416,900	6,420,260
Helmerich & Payne, Inc.	112,100	7,285,379
Oil States International, Inc.(a)	65,800	4,789,582

		24,327,085

Oil, Gas & Consumable Fuels – 6.3%
Forest Oil Corp.(a)	216,300	7,676,487
Petroleum Development Corp.(a)	119,900	5,626,907
Southern Union Co.	274,100	7,817,332
Swift Energy Co.(a)	156,400	6,717,380
Teekay Corp.	209,700	7,215,777
Tesoro Corp.(a)	159,100	3,783,398

		38,837,281

		63,164,366

Utilities – 9.3%
Electric Utilities – 4.6%
NV Energy, Inc.	489,800	7,195,162
Pepco Holdings, Inc.	390,800	7,319,684
Portland General Electric Co.	297,025	6,956,325
Unisource Energy Corp.	193,700	7,062,302

		28,533,473

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	347

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Gas Utilities – 2.3%
Atmos Energy Corp.	218,700	$7,396,434
UGI Corp.	221,100	7,050,879

		14,447,313

Multi-Utilities – 2.4%
CMS Energy Corp.	376,300	7,247,538
NiSource, Inc.	391,000	7,491,560

		14,739,098

		57,719,884

Information Technology – 7.9%
Computers & Peripherals – 0.6%
NCR Corp.(a)	192,200	3,671,020

Electronic Equipment, Instruments & Components – 5.2%
Anixter International, Inc.	81,700	5,851,354
Arrow Electronics, Inc.(a)	126,700	4,966,640
AU Optronics Corp. (Sponsored ADR)(a)	614,424	5,517,527
Avnet, Inc.(a)	121,100	4,142,831
Flextronics International Ltd.(a)	676,200	5,470,458
Insight Enterprises, Inc.(a)	318,900	5,832,681

		31,781,491

IT Services – 1.7%
Amdocs Ltd.(a)	118,400	3,533,056
Convergys Corp.(a)	492,600	6,930,882

		10,463,938

Software – 0.4%
Take-Two Interactive Software, Inc.(a)	170,000	2,731,900

		48,648,349

Materials – 6.4%
Chemicals – 3.5%
Arch Chemicals, Inc.	153,200	5,507,540
Cytec Industries, Inc.	101,800	5,785,294
Huntsman Corp.	361,600	6,382,240
PolyOne Corp.(a)	272,900	3,787,852

		21,462,926

Metals & Mining – 2.9%
Commercial Metals Co.	335,200	5,587,784
Reliance Steel & Aluminum Co.	130,500	7,220,565
Steel Dynamics, Inc.	292,800	5,405,088

		18,213,437

		39,676,363

Health Care – 6.4%
Health Care Equipment & Supplies – 1.1%
Kinetic Concepts, Inc.(a)	145,900	7,144,723

348	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.3%
AMERIGROUP Corp.(a)	100,300	$5,752,205
Health Net, Inc.(a)	266,800	7,849,256
LifePoint Hospitals, Inc.(a)	201,678	7,861,408
Molina Healthcare, Inc.(a)	139,025	4,870,046

		26,332,915

Pharmaceuticals – 1.0%
Par Pharmaceutical Cos., Inc.(a)	197,200	6,089,536

		39,567,174

Consumer Staples – 4.8%
Beverages – 1.2%
Constellation Brands, Inc. – Class A(a)	372,294	7,565,014

Food Products – 3.6%
Bunge Ltd.	76,800	5,542,656
Dole Food Co., Inc.(a)	314,538	4,639,436
Smithfield Foods, Inc.(a)	332,100	7,688,115
Tyson Foods, Inc. – Class A	227,600	4,240,188

		22,110,395

		29,675,409

Total Common Stocks (cost $468,359,453)		610,297,882

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $4,769,678)	4,769,678	4,769,678

Total Investments – 99.6% (cost $473,129,131)		615,067,560
Other assets less liabilities – 0.4%		2,747,984

Net Assets – 100.0%		$617,815,544

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	349

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 26.3%
Communications Equipment – 4.9%
ADTRAN, Inc.	135,670	$6,170,272
Aruba Networks, Inc.(a)	251,628	7,662,072
Polycom, Inc.(a)	175,700	8,398,460
Riverbed Technology, Inc.(a)	203,942	8,420,765

		30,651,569

Internet Software & Services – 1.5%
WebMD Health Corp. – Class A(a)	155,770	9,034,660

IT Services – 2.1%
Alliance Data Systems Corp.(a)	57,760	4,548,022
VeriFone Systems, Inc.(a)	179,734	8,167,113

		12,715,135

Semiconductors & Semiconductor Equipment – 8.5%
Fairchild Semiconductor International, Inc.(a)	439,120	7,732,903
Hittite Microwave Corp.(a)	88,880	5,455,454
International Rectifier Corp.(a)	244,380	7,854,373
Netlogic Microsystems, Inc.(a)	163,618	6,772,149
ON Semiconductor Corp.(a)	770,630	8,592,525
Skyworks Solutions, Inc.(a)	245,090	8,808,535
Teradyne, Inc.(a)	415,390	7,738,716

		52,954,655

Software – 9.3%
Aspen Technology, Inc.(a)	469,842	7,155,694
Concur Technologies, Inc.(a)	93,360	4,857,521
Fortinet, Inc.(a)	186,981	7,636,304
Informatica Corp.(a)	176,490	8,296,795
MICROS Systems, Inc.(a)	158,110	7,532,360
Red Hat, Inc.(a)	165,790	6,843,811
SuccessFactors, Inc.(a)	206,673	7,421,628
TIBCO Software, Inc.(a)	313,460	7,717,385

		57,461,498

		162,817,517

Industrials – 23.5%
Aerospace & Defense – 1.2%
Hexcel Corp.(a)	389,285	7,221,237

Air Freight & Logistics – 2.2%
Atlas Air Worldwide Holdings, Inc.(a)	105,304	7,190,157
Expeditors International of Washington, Inc.	135,370	6,470,686

		13,660,843

350	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Building Products – 0.9%
Simpson Manufacturing Co., Inc.	204,130	$5,905,481

Electrical Equipment – 1.6%
AMETEK, Inc.	237,310	9,955,154

Machinery – 10.1%
Actuant Corp. – Class A	305,140	8,635,462
Bucyrus International, Inc. – Class A	68,160	6,206,650
Gardner Denver, Inc.	59,990	4,387,669
IDEX Corp.	195,655	8,068,812
Joy Global, Inc.	107,965	10,513,632
Lincoln Electric Holdings, Inc.	128,800	9,193,744
Middleby Corp.(a)	92,020	8,251,433
Valmont Industries, Inc.	70,140	7,159,891

		62,417,293

Marine – 1.3%
Kirby Corp.(a)	144,948	8,021,422

Professional Services – 2.7%
Manpower, Inc.	125,790	7,987,665
Robert Half International, Inc.	274,440	8,754,636

		16,742,301

Road & Rail – 2.0%
Genesee & Wyoming, Inc. – Class A(a)	129,690	6,755,552
Knight Transportation, Inc.	301,240	5,606,076

		12,361,628

Trading Companies & Distributors – 1.5%
MSC Industrial Direct Co. – Class A	144,430	9,126,532

		145,411,891

Consumer Discretionary – 18.4%
Distributors – 1.5%
LKQ Corp.(a)	407,670	9,686,239

Hotels, Restaurants & Leisure – 5.8%
Chipotle Mexican Grill, Inc. – Class A(a)	27,950	6,847,750
Life Time Fitness, Inc.(a)	97,200	3,727,620
Orient-Express Hotels Ltd. – Class A(a)	685,980	8,657,068
Panera Bread Co. – Class A(a)	69,570	8,122,297
Wyndham Worldwide Corp.	273,080	8,541,942

		35,896,677

Household Durables – 1.5%
Tempur-Pedic International, Inc.(a)	195,670	9,184,750

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	351

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – 0.9%
NetFlix, Inc.(a)	27,150	$5,611,091

Media – 2.6%
Lamar Advertising Co.(a)	193,690	7,509,361
National CineMedia, Inc.	444,250	8,391,883

		15,901,244

Multiline Retail – 1.4%
Dollar Tree, Inc.(a)	174,280	8,769,770

Specialty Retail – 4.7%
CarMax, Inc.(a)	269,000	9,514,530
Dick’s Sporting Goods, Inc.(a)	248,930	9,245,260
Ulta Salon Cosmetics & Fragrance, Inc.(a)	248,500	10,369,905

		29,129,695

		114,179,466

Health Care – 15.5%
Biotechnology – 3.9%
Alexion Pharmaceuticals, Inc.(a)	73,640	7,090,059
Human Genome Sciences, Inc.(a)	159,040	3,980,771
InterMune, Inc.(a)	84,490	3,093,179
Ironwood Pharmaceuticals, Inc.(a)	138,069	1,688,584
Pharmasset, Inc.(a)	20,273	1,013,650
United Therapeutics Corp.(a)	110,960	7,482,033

		24,348,276

Health Care Equipment & Supplies – 3.1%
NxStage Medical, Inc.(a)	279,400	5,764,022
Sirona Dental Systems, Inc.(a)	149,790	7,558,403
Volcano Corp.(a)	235,650	6,183,456

		19,505,881

Health Care Providers & Services – 5.6%
Centene Corp.(a)	246,340	7,505,980
Healthspring, Inc.(a)	243,270	9,156,683
HMS Holdings Corp.(a)	140,115	10,587,090
Magellan Health Services, Inc.(a)	154,780	7,426,344

		34,676,097

Health Care Technology – 1.6%
SXC Health Solutions Corp.(a)	197,330	9,738,236

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	79,400	5,510,360

352	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.4%
Salix Pharmaceuticals Ltd.(a)	78,760	$2,625,858

		96,404,708

Energy – 6.3%
Energy Equipment & Services – 2.8%
FMC Technologies, Inc.(a)	73,440	6,907,032
Oceaneering International, Inc.(a)	63,100	5,277,053
Oil States International, Inc.(a)	71,410	5,197,934

		17,382,019

Oil, Gas & Consumable Fuels – 3.5%
Concho Resources, Inc.(a)	67,490	7,189,035
Range Resources Corp.	115,170	6,253,731
SM Energy Co.	113,753	8,243,680

		21,686,446

		39,068,465

Financials – 5.6%
Capital Markets – 4.3%
Affiliated Managers Group, Inc.(a)	66,630	7,112,753
Greenhill & Co., Inc.	75,330	5,410,954
Lazard Ltd. – Class A	145,910	6,420,040
Stifel Financial Corp.(a)	103,611	7,433,053

		26,376,800

Commercial Banks – 0.7%
Iberiabank Corp.	78,388	4,490,848

Thrifts & Mortgage Finance – 0.6%
BankUnited, Inc.(a)	137,231	3,890,499

		34,758,147

Consumer Staples – 1.7%
Food Products – 1.7%
Green Mountain Coffee Roasters, Inc.(a)	258,408	10,537,878

Materials – 1.5%
Chemicals – 1.5%
Solutia, Inc.(a)	410,820	9,535,132

Total Common Stocks (cost $405,194,240)		612,713,204

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	353

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $10,352,473)	10,352,473	$10,352,473

Total Investments – 100.5% (cost $415,546,713)		623,065,677
Other assets less liabilities – (0.5)%		(2,827,364)

Net Assets – 100.0%		$620,238,313

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

354	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.5%
Energy – 18.7%
Coal & Consumable Fuels – 0.2%
China Shenhua Energy Co., Ltd. – Class H	227,000	$946,473
Peabody Energy Corp.	18,600	1,218,114

		2,164,587

Integrated Oil & Gas – 12.7%
BG Group PLC	205,400	5,001,614
BP PLC	1,530,300	12,336,755
Chevron Corp.	132,700	13,767,625
China Petroleum & Chemical Corp. – Class H	3,048,000	3,093,483
ConocoPhillips	98,500	7,670,195
ENI SpA	247,200	6,027,371
Exxon Mobil Corp.	296,300	25,342,539
Gazprom OAO (Sponsored ADR)	258,800	7,588,016
Hess Corp.	40,900	3,559,527
LUKOIL OAO (London) (Sponsored ADR)	75,800	5,396,202
Marathon Oil Corp.	94,300	4,677,280
Murphy Oil Corp.	13,000	955,890
PetroChina Co., Ltd. – Class H	610,000	832,405
Petroleo Brasileiro SA	25,400	497,680
Petroleo Brasileiro SA (ADR)	99,200	3,951,136
Petroleo Brasileiro SA (Sponsored ADR)	51,200	1,800,704
Rosneft Oil Co. (GDR)(a)	231,450	2,184,888
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	268,100	9,651,506
Royal Dutch Shell PLC – Class B	142,500	5,094,131
Statoil ASA	77,600	2,048,959
Suncor Energy, Inc. (Toronto)	43,800	2,058,472
Total SA	146,600	8,986,580

		132,522,958

Oil & Gas Exploration & Production – 5.8%
Afren PLC(b)	493,100	1,283,838
Alliance Oil Co., Ltd. (GDR)(b)	71,000	1,277,829
Anadarko Petroleum Corp.	31,600	2,585,828
Canadian Natural Resources Ltd.	159,300	8,022,798
Chesapeake Energy Corp.	45,900	1,634,499
Cimarex Energy Co.	6,000	696,780
CNOOC Ltd.	1,677,000	3,824,569
Devon Energy Corp.	68,100	6,227,064
EnCana Corp.	52,200	1,696,748
EOG Resources, Inc.	19,200	2,156,352
Inpex Corp.	83	583,231
Newfield Exploration Co.(b)	28,600	2,081,794
Nexen, Inc. (Toronto)	239,100	6,524,153
Noble Energy, Inc.	47,800	4,429,148
Occidental Petroleum Corp.	58,300	5,944,851

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	355

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

OGX Petroleo e Gas Participacoes SA(b)	111,100	$1,298,771
Penn West Petroleum Ltd.	113,400	3,278,685
Talisman Energy, Inc.	71,400	1,771,863
Tatneft (Sponsored ADR)	14,200	592,850
Tullow Oil PLC	99,410	2,322,438
Woodside Petroleum Ltd.	67,100	2,922,677

		61,156,766

		195,844,311

Equity:Other – 14.9%
Diversified/Specialty – 12.9%
BioMed Realty Trust, Inc.	135,245	2,454,697
British Land Co. PLC	706,573	6,703,686
Canadian Real Estate Investment Trust	118,500	4,045,746
Cheung Kong Holdings Ltd.	296,000	4,631,838
Dexus Property Group	5,823,000	5,094,062
Digital Realty Trust, Inc.	117,700	6,923,114
Dundee Real Estate Investment Trust	75,556	2,448,930
Evergrande Real Estate Group Ltd.	7,616,000	3,609,107
Fonciere Des Regions	31,200	3,389,795
Forest City Enterprises, Inc.(b)	100,909	1,907,180
Hysan Development Co., Ltd.	997,000	4,535,869
Kerry Properties Ltd.	900,691	4,394,038
Land Securities Group PLC	307,940	3,837,869
Lend Lease Group	383,294	3,578,394
Mitsubishi Estate Co., Ltd.	541,000	11,092,131
Mitsui Fudosan Co., Ltd.	642,000	13,720,527
New World Development Ltd.	1,591,157	2,891,357
Overseas Union Enterprise Ltd.	589,000	1,335,448
Savills PLC	282,059	1,735,426
Soho China Ltd.	2,192,500	1,583,829
Sumitomo Realty & Development Co., Ltd.	206,000	5,555,487
Sun Hung Kai Properties Ltd.	973,600	15,822,578
Swire Pacific Ltd.	198,000	2,778,698
Telecity Group PLC(b)	463,179	3,587,002
Unibail-Rodamco SE	36,098	7,263,580
UOL Group Ltd.	452,000	1,585,141
Vornado Realty Trust	47,700	4,451,841
Wereldhave NV	37,000	3,758,804
Wheelock & Co., Ltd.	202,000	738,073

		135,454,247

Health Care – 1.5%
Chartwell Seniors Housing Real Estate Investment Trust	519,900	4,676,986
HCP, Inc.	73,000	2,774,000
Health Care REIT, Inc.	122,200	6,381,284
Ventas, Inc.	32,300	1,790,066

		15,622,336

356	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Triple Net – 0.5%
Entertainment Properties Trust	109,300	$5,210,331

		156,286,914

Materials – 10.9%
Aluminum – 0.2%
Alcoa, Inc.	75,000	1,263,750
Hindalco Industries Ltd.	119,400	535,357

		1,799,107

Diversified Metals & Mining – 5.4%
African Rainbow Minerals Ltd.	15,800	479,116
Anglo American PLC	90,900	4,930,755
BHP Billiton Ltd.	199,300	9,417,750
BHP Billiton PLC	151,800	6,017,255
Capstone Mining Corp.(b)	462,100	2,068,998
Dowa Holdings Co., Ltd.	168,000	1,187,393
Freeport-McMoRan Copper & Gold, Inc.	81,600	4,320,720
KGHM Polska Miedz SA	32,000	1,960,886
Lundin Mining Corp.(b)	294,300	2,317,323
Lynas Corp. Ltd.(b)	267,600	539,035
Mitsubishi Materials Corp.(b)	207,000	801,710
Mongolian Mining Corp.(b)	369,000	468,120
Rio Tinto Ltd.	35,600	3,108,434
Rio Tinto PLC	136,800	9,632,990
Sumitomo Metal Mining Co., Ltd.	88,000	1,667,099
Teck Resources Ltd.	58,600	3,241,985
Xstrata PLC	209,930	4,801,327

		56,960,896

Fertilizers & Agricultural Chemicals – 0.7%
Incitec Pivot Ltd.	320,100	1,444,262
Israel Chemicals Ltd.	29,100	484,586
K&S AG	17,300	1,337,345
Monsanto Co.	38,900	2,796,521
Mosaic Co. (The)	10,200	875,670
Yara International ASA	13,000	690,249

		7,628,633

Forest Products – 0.2%
West Fraser Timber Co., Ltd.	48,300	2,311,718

Gold – 1.6%
Barrick Gold Corp.	67,000	3,536,370
Gold Fields Ltd. (Sponsored ADR)	101,800	1,823,238
Goldcorp, Inc.	114,900	5,488,661
IAMGOLD Corp.	116,600	2,471,097
Newmont Mining Corp.	34,600	1,912,342

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	357

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Real Gold Mining Ltd.(b)	451,000	$681,861
Yamana Gold, Inc.	50,900	647,023

		16,560,592

Paper Products – 0.3%
Mondi PLC	186,700	1,665,672
OJI Paper Co., Ltd.	111,000	552,563
Svenska Cellulosa AB – Class B	39,300	649,491

		2,867,726

Precious Metals & Minerals – 0.1%
Kazakhmys PLC	38,800	911,999
Northam Platinum Ltd.	94,600	673,133

		1,585,132

Steel – 2.4%
Angang Steel Co., Ltd. – Class H	644,000	892,208
APERAM(b)	2,970	122,810
ArcelorMittal (Euronext Amsterdam)	59,400	2,181,550
Gerdau SA	43,300	572,285
Hyundai Steel Co.	17,500	2,019,000
JFE Holdings, Inc.	114,000	3,610,304
Nippon Steel Corp.	359,000	1,305,612
POSCO (ADR)	18,300	1,886,364
Sumitomo Metal Industries Ltd.	230,000	584,454
United States Steel Corp.	8,000	459,920
Usinas Siderurgicas de Minas Gerais SA	60,500	975,243
Vale SA	52,300	1,769,738
Vale SA (Preference Shares)	42,600	1,269,960
Vale SA (Sponsored ADR) (Local Preference Shares)	174,900	5,241,753
Vale SA (Sponsored ADR) – Class B	58,800	2,012,724

		24,903,925

		114,617,729

Retail – 5.9%
Regional Mall – 3.3%
BR Malls Participacoes SA	399,500	3,805,791
CBL & Associates Properties, Inc.	96,287	1,718,723
General Growth Properties, Inc.	11,663	185,675
Multiplan Empreendimentos Imobiliarios SA	113,205	2,208,579
Simon Property Group, Inc.	140,302	15,438,832
Taubman Centers, Inc.	50,100	2,779,548
Westfield Group	847,696	8,451,648

		34,588,796

Shopping Center/Other Retail – 2.6%
Eurocommercial Properties N.V.	73,844	3,540,479
Kimco Realty Corp.	239,872	4,648,719
Klepierre	140,141	5,471,522

358	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Link REIT (The)	571,812	$1,773,656
RioCan Real Estate Investment Trust (New York)(a)	132,100	3,293,152
RioCan Real Estate Investment Trust (Toronto)	76,248	1,900,805
Tanger Factory Outlet Centers	58,749	1,565,661
Weingarten Realty Investors	198,637	5,138,739

		27,332,733

		61,921,529

Residential – 5.3%
Multi-Family – 4.0%
BRE Properties, Inc.	89,350	4,245,019
Camden Property Trust	80,400	4,757,268
Colonial Properties Trust	205,216	4,044,807
Equity Residential	93,500	5,152,785
Essex Property Trust, Inc.	36,904	4,567,977
GAGFAH SA	83,200	985,354
Home Properties, Inc.	51,072	3,009,162
Mid-America Apartment Communities, Inc.	43,400	2,819,698
Rossi Residencial SA	376,600	2,919,906
Stockland	1,029,185	4,004,728
UDR, Inc.	143,300	3,485,056
Wing Tai Holdings Ltd.	1,257,000	1,468,151

		41,459,911

Self Storage – 1.3%
Big Yellow Group PLC	546,760	2,870,874
Extra Space Storage, Inc.	211,967	4,186,348
Public Storage	43,717	4,907,233
U-Store-It Trust	178,900	1,833,725

		13,798,180

		55,258,091

Office – 3.6%
Office – 3.6%
Allied Properties Real Estate Investment Trust	116,200	2,658,768
Beni Stabili SpA	2,158,846	2,214,815
Boston Properties, Inc.	91,535	8,780,037
Castellum AB	184,744	2,643,057
Cominar Real Estate Investment Trust	80,093	1,819,415
Douglas Emmett, Inc.	185,548	3,479,025
Duke Realty Corp.	195,600	2,752,092
Great Portland Estates PLC	452,900	2,854,674
Hongkong Land Holdings Ltd.	569,000	3,913,271
Kilroy Realty Corp.	66,453	2,575,054
NTT Urban Development Corp.	1,489	1,551,899
Sponda Oyj	339,340	1,850,252

		37,092,359

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	359

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Lodging – 3.0%
Lodging – 3.0%
DiamondRock Hospitality Co.(b)	292,565	$3,440,564
Great Eagle Holdings Ltd.	536,000	1,789,717
Host Hotels & Resorts, Inc.	286,600	5,273,440
Hyatt Hotels Corp.(b)	69,286	3,169,834
InnVest Real Estate Investment Trust	594,266	4,263,326
Intercontinental Hotels Group PLC	159,400	3,544,785
LaSalle Hotel Properties	155,000	4,372,550
Whitbread PLC	102,800	2,978,410
Wyndham Worldwide Corp.	85,300	2,668,184

		31,500,810

Industrials – 1.8%
Industrial Warehouse Distribution – 1.5%
AMB Property Corp.	67,713	2,463,399
Ascendas Real Estate Investment Trust	1,455,000	2,297,912
First Potomac Realty Trust	100,181	1,615,919
Global Logistic Properties Ltd.(b)	1,001,000	1,495,439
ProLogis	350,057	5,691,927
ProLogis European Properties(b)	264,700	1,827,637

		15,392,233

Mixed Office Industrial – 0.3%
Goodman Group	5,089,400	3,647,583

		19,039,816

Food Beverage & Tobacco – 0.4%
Agricultural Products – 0.4%
Archer-Daniels-Midland Co.	55,100	2,048,618
Bunge Ltd.	29,100	2,100,147

		4,148,765

Total Common Stocks (cost $571,018,104)		675,710,324

INFLATION-LINKED SECURITIES – 32.7%
United States – 32.7%
U.S. Treasury Inflation Index
0.625%, 4/15/13 (TIPS)	37,795	39,416,071
2.00%, 4/15/12 (TIPS)	82,126	85,776,666
3.00%, 7/15/12 (TIPS)	59,807	63,951,757
3.375%, 1/15/12 (TIPS)	146,405	153,462,483

Total Inflation-Linked Securities (cost $340,016,228)		342,606,977

360	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Equity:Other – 0.0%
Diversified/Specialty – 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11(b) (cost $0)	368,400	$26,490

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(c) (cost $7,324,653)	7,324,653	7,324,653

Total Investments – 97.9% (cost $918,358,985)		1,025,668,444
Other assets less liabilities – 2.1%		21,979,916

Net Assets – 100.0%		$1,047,648,360

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	181	March 2011	$10,824,198	$11,654,138	$829,940
Platinum Futures	80	April 2011	7,247,222	7,236,800	(10,422)
Soybean Futures	208	May 2011	13,843,041	14,193,400	350,359
Sold Contracts
Brent Crude Oil Futures	38	April 2011	3,659,721	4,248,400	(588,679)
Gasoline RBOB Futures	17	May 2011	2,070,584	2,077,097	(6,513)
Gold 100 OZ Futures	38	April 2011	5,122,306	5,357,620	(235,314)
Live Cattle Futures	283	April 2011	12,772,687	12,780,280	(7,593)
Nickel Futures	47	March 2011	7,164,135	8,171,514	(1,007,379)

					$(675,601)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	361

Multi-Asset Real Return Portfolio—Portfolio of Investments

TOTAL RETURN SWAP CONTRACTS ON INDICES (see Note C)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	145,358	1-Month USD-LIBOR-BBA Plus a specified spread*	$49,451	3/15/11	Barclays Bank PLC	$1,287,811
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	147,817	1-Month USD-LIBOR-BBA Plus a specified spread*	50,288	3/15/11	Barclays Bank PLC	1,309,597
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	43,985	1-Month USD-LIBOR-BBA Plus a specified spread*	14,964	3/15/11	Barclays Bank PLC	389,689
Receive	Dow Jones-UBS Grains Subindex 3 Month Forward	83,834	1-Month USD-LIBOR-BBA Plus a specified spread*	9,858	3/15/11	Citibank, N.A.	(27,359)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	146,942	1-Month USD-LIBOR-BBA Plus a specified spread*	49,990	4/15/11	Credit Suisse International	1,301,666
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	80,974	1-Month USD-LIBOR-BBA Plus a specified spread*	27,548	4/15/11	Credit Suisse International	717,298
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	108,257	1-Month USD-LIBOR-BBA Plus a specified spread*	36,829	4/15/11	Credit Suisse International	958,981
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	339,535	1-Month USD-LIBOR-BBA Plus a specified spread*	115,511	5/16/11	Goldman Sachs International	3,006,214

							$8,943,897

362	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

*	BBA – British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $5,478,040 or 0.5% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depository Receipt
GDR	– Global Depository Receipt
REIT	– Real Estate Investment Trust
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	363

Multi-Asset Real Return Portfolio—Portfolio of Investments

VOLATILITY MANAGEMENT

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 35.5%
Financials – 8.5%
Capital Markets – 0.6%
Ameriprise Financial, Inc.	850	$53,822
Bank of New York Mellon Corp. (The)	4,250	129,157
Charles Schwab Corp. (The)	3,400	64,498
Credit Suisse Group AG	4,707	217,689
Daiwa Securities Group, Inc.	7,000	37,866
Deutsche Bank AG	3,891	250,932
E*Trade Financial Corp.(a)	670	10,707
Federated Investors, Inc. – Class B	300	8,268
Franklin Resources, Inc.	500	62,810
Goldman Sachs Group, Inc. (The)	1,800	294,804
Invesco Ltd.	1,550	41,602
Investec PLC	3,115	23,932
Janus Capital Group, Inc.	600	8,058
Julius Baer Group Ltd.	788	35,346
Legg Mason, Inc.	500	18,125
Macquarie Group Ltd.	1,440	55,975
Man Group PLC	7,387	34,516
Morgan Stanley	5,200	154,336
Nomura Holdings, Inc.	14,800	93,855
Northern Trust Corp.	850	43,834
Ratos AB	707	26,382
SBI Holdings, Inc.	32	5,069
State Street Corp.	1,750	78,260
T Rowe Price Group, Inc.	900	60,282
UBS AG(a)	15,207	301,749

		2,111,874

Commercial Banks – 2.2%
Alpha Bank AE(a)	3,410	22,731
Australia & New Zealand Banking Group Ltd.	10,586	261,636
Banca Monte dei Paschi di Siena SpA(a)	24,538	32,709
Banco Bilbao Vizcaya Argentaria SA	17,575	216,656
Banco de Sabadell SA	3,491	15,144
Banco de Valencia SA	30	151
Banco Espirito Santo SA	7,004	31,744
Banco Popular Espanol SA	2,801	16,942
Banco Santander SA	32,578	401,092
Bank Hapoalim BM(a)	5,232	23,741
Bank Leumi Le-Israel BM	5,181	23,873
Bank of Cyprus Public Co., Ltd.	1,125	4,343
Bank of East Asia Ltd.	2,200	9,572
Bank of Kyoto Ltd. (The)	3,000	28,916
Bank of Yokohama Ltd. (The)	5,000	26,990
Bankinter SA	1,056	6,966

364	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Barclays PLC	47,810	$248,116
BB&T Corp.	2,350	64,860
BNP Paribas	3,960	309,059
BOC Hong Kong Holdings Ltd.	15,500	48,199
Chiba Bank Ltd. (The)	3,000	20,585
Chuo Mitsui Trust Holdings, Inc.	7,000	29,897
Comerica, Inc.	600	23,340
Commerzbank AG(a)	3,167	27,396
Commonwealth Bank of Australia	6,471	351,747
Credit Agricole SA	3,877	68,062
Danske Bank A/S(a)	1,107	25,949
DBS Group Holdings Ltd.	7,000	78,210

Dexia SA(a)	87	380
DnB NOR ASA	4,130	63,921
Erste Group Bank AG	790	41,675
Fifth Third Bancorp	3,150	45,990
First Horizon National Corp.(a)	885	10,178
Fukuoka Financial Group, Inc.	7,000	31,786
Governor & Co. of the Bank of Ireland (The)(a)	29,288	14,034
Hachijuni Bank Ltd. (The)	2,000	12,698
Hang Seng Bank Ltd.	3,200	51,064
Hiroshima Bank Ltd. (The)	2,000	9,152
Hokuhoku Financial Group, Inc.	4,000	9,228
HSBC Holdings PLC	73,165	805,777
Huntington Bancshares, Inc.	2,950	20,178
Intesa Sanpaolo SpA	32,183	108,601
Iyo Bank Ltd. (The)	1,000	9,410
Joyo Bank Ltd. (The)	6,000	28,256
KBC Groep NV(a)	573	23,963
KeyCorp	3,000	27,420
Lloyds Banking Group PLC(a)	170,670	172,354
M&T Bank Corp.	400	35,220
Marshall & Ilsley Corp.	1,800	13,986
Mitsubishi UFJ Financial Group, Inc.	53,200	295,527
Mizuho Financial Group, Inc.	83,803	172,745
Mizuho Trust & Banking Co., Ltd.(a)	15,000	16,398
National Australia Bank Ltd.	8,863	234,328
National Bank of Greece SA(a)	3,995	37,141
Natixis(a)	7,272	43,382
Nordea Bank AB	13,514	153,734
Oversea-Chinese Banking Corp. Ltd.	10,000	72,595
PNC Financial Services Group, Inc.	1,800	111,060
Regions Financial Corp.	4,300	32,852
Resona Holdings, Inc.	7,400	40,427
Royal Bank of Scotland Group PLC(a)	72,666	53,302
Shizuoka Bank Ltd. (The)	3,000	28,276
Skandinaviska Enskilda Banken AB	4,240	38,568

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	365

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Societe Generale	2,628	$184,790
Standard Chartered PLC	9,478	250,682
Sumitomo Mitsui Financial Group, Inc.	5,600	211,914
Sumitomo Trust & Banking Co., Ltd. (The)	6,000	38,230
SunTrust Banks, Inc.	1,700	51,289
Svenska Handelsbanken AB	2,045	69,079
Swedbank AB(a)	3,399	59,891
UniCredit SpA	56,374	145,039
United Overseas Bank Ltd.	5,000	71,127
US Bancorp	6,600	183,018
Wells Fargo & Co.	18,150	585,519
Westpac Banking Corp.	12,441	300,268
Yamaguchi Financial Group, Inc.	1,000	10,372
Zions Bancorporation	600	14,016

		7,459,466

Consumer Finance – 0.1%
American Express Co.	3,592	156,503
Capital One Financial Corp.	1,600	79,632
Discover Financial Services	1,850	40,238
SLM Corp.(a)	1,650	24,453

		300,826

Diversified Financial Services – 0.7%
Bank of America Corp.	34,850	498,006
Citigroup, Inc.(a)	100,420	469,966
CME Group, Inc. – Class A	250	77,820
Criteria Caixacorp SA	4,652	33,694
Deutsche Boerse AG	815	62,668
Eurazeo	295	21,913
Exor SpA	1,030	31,440
Groupe Bruxelles Lambert SA	337	30,976
Hong Kong Exchanges and Clearing Ltd.	4,300	93,539
ING Groep NV(a)	20,704	259,722
IntercontinentalExchange, Inc.(a)	250	32,050
Investor AB	1,435	33,021
JPMorgan Chase & Co.	13,500	630,315
Kinnevik Investment AB	1,317	29,536
Leucadia National Corp.	650	21,535
Moody’s Corp.	700	22,330
NASDAQ OMX Group, Inc. (The)(a)	500	14,305
NYSE Euronext	900	33,300
ORIX Corp.	440	49,554
Pargesa Holding SA	356	32,838
Resolution Ltd.	9,699	45,593
Singapore Exchange Ltd.	2,000	12,463

		2,536,584

366	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Insurance – 1.0%
ACE Ltd.	1,195	$75,584
Admiral Group PLC	991	27,206
Aegon NV(a)	535	4,118
Aflac, Inc.	1,650	97,119
Ageas	12,730	40,387
AIA Group Ltd.(a)	30,000	87,635
Allianz SE	1,822	263,115
Allstate Corp. (The)	1,850	58,793
American International Group, Inc.(a)	500	18,530
AMP Ltd.	9,684	52,569
AON Corp.	1,150	60,536
Assicurazioni Generali SpA	4,879	110,412
Assurant, Inc.	350	14,221
Aviva PLC	11,722	88,975
Berkshire Hathaway, Inc.(a)	6,000	523,680
Chubb Corp.	1,050	63,714
Cincinnati Financial Corp.	550	18,727
Dai-ichi Life Insurance Co., Ltd. (The)	33	59,687
Genworth Financial, Inc. – Class A(a)	1,650	21,829
Hartford Financial Services Group, Inc.	1,500	44,400
Insurance Australia Group Ltd.	8,282	30,835
Legal & General Group PLC	20,187	39,000
Lincoln National Corp.	1,050	33,306
Loews Corp.	1,100	47,575
Mapfre SA	11,118	41,316
Marsh & McLennan Cos., Inc.	1,850	56,314
MetLife, Inc.	3,111	147,337
MS&AD Insurance Group Holdings	2,200	58,111
Muenchener Rueckversicherungs AG	788	131,750
NKSJ Holdings, Inc.(a)	6,000	45,387
Principal Financial Group, Inc.	1,100	37,686
Progressive Corp. (The)	2,250	46,867
Prudential Financial, Inc.	1,700	111,911
Prudential PLC	10,609	122,722
QBE Insurance Group Ltd.	4,325	80,122
RSA Insurance Group PLC	13,580	30,953
Sampo Oyj – Class A	1,984	61,406
SCOR SE	854	25,086
Sony Financial Holdings, Inc.	7	29,837
Standard Life PLC	7,414	28,803
Suncorp-Metway Ltd.	3,312	28,432
Swiss Reinsurance Co., Ltd.	1,472	90,213
T&D Holdings, Inc.	1,150	33,398
Tokio Marine Holdings, Inc.	3,000	98,639
Torchmark Corp.	300	19,575
Travelers Cos., Inc. (The)	1,500	89,895

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	367

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Tryg AS	450	$23,438
Unum Group	1,050	27,856
XL Group PLC	1,100	25,685
Zurich Financial Services AG	619	179,809

		3,554,501

Real Estate Investment Trusts (REITs) – 1.8%
Ascendas Real Estate Investment Trust	81,000	127,925
British Land Co. PLC	40,118	380,624
CapitaMall Trust	103,600	147,935
CFS Retail Property Trust	116,541	223,886
Corio NV	4,147	275,224
Gecina SA	966	125,233
GPT Group	93,295	296,323
Hammerson PLC	34,858	264,130
ICADE	1,051	117,842
Japan Real Estate Investment Corp.	23	237,186
Klepierre	4,993	194,942
Land Securities Group PLC	34,052	424,391
Link REIT (The)	99,500	308,630
Mirvac Group	172,998	230,100
Nippon Building Fund, Inc.	25	262,654
Plum Creek Timber Co., Inc.	550	23,078
Stockland	105,253	409,557
Unibail-Rodamco SE	4,141	833,245
Westfield Group	104,141	1,038,301
Westfield Retail Trust	134,791	366,424

		6,287,630

Real Estate Management & Development – 2.1%
Aeon Mall Co., Ltd.	4,120	109,883
CapitaLand Ltd.	141,500	364,185
CapitaMalls Asia Ltd.	84,900	115,307
China Overseas Land & Investment Ltd.	168,000	280,809
City Developments Ltd.	31,600	278,153
Daito Trust Construction Co., Ltd.	200	16,389
Daiwa House Industry Co., Ltd.	2,000	25,697
Hang Lung Group Ltd.	3,000	18,417
Hang Lung Properties Ltd.	100,500	430,550
Henderson Land Development Co., Ltd.	51,300	327,650
IMMOFINANZ AG(a)	6,501	28,708
Keppel Land Ltd.	30,500	101,477
Kerry Properties Ltd.	32,000	156,112
Mitsubishi Estate Co., Ltd.	47,440	972,663
Mitsui Fudosan Co., Ltd.	39,040	834,345
New World Development Ltd.	127,800	232,231
Nomura Real Estate Holdings, Inc.	4,380	89,181

368	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

NTT Urban Development Corp.	84	$87,548
Sino Land Co., Ltd.	124,600	228,289
Sumitomo Realty & Development Co., Ltd.	19,990	539,098
Sun Hung Kai Properties Ltd.	85,500	1,389,514
Wharf Holdings Ltd.	62,500	412,937
Wheelock & Co., Ltd.	2,000	7,308

		7,046,451

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc.	1,800	20,700
People’s United Financial, Inc.	1,250	16,475

		37,175

		29,334,507

Industrials – 3.5%
Aerospace & Defense – 0.4%
BAE Systems PLC	14,402	77,017
Boeing Co. (The)	2,550	183,625
Cobham PLC	10,443	38,274
European Aeronautic Defence and Space Co. NV(a)	1,281	37,055
Finmeccanica SpA	2,371	29,685
General Dynamics Corp.	1,300	98,956
Goodrich Corp.	450	38,804
Honeywell International, Inc.	2,700	156,357
ITT Corp.	650	37,655
L-3 Communications Holdings, Inc.	400	31,716
Lockheed Martin Corp.	1,050	83,118
Northrop Grumman Corp.	1,000	66,680
Precision Castparts Corp.	500	70,875
Raytheon Co.	1,250	64,012
Rockwell Collins, Inc.	550	35,442
Rolls-Royce Group PLC(a)	7,748	77,767
Singapore Technologies Engineering Ltd.	13,000	32,711
Thales SA	649	24,586
United Technologies Corp.	3,200	267,328

		1,451,663

Air Freight & Logistics – 0.2%
C.H. Robinson Worldwide, Inc.	600	43,434
Deutsche Post AG	3,536	65,017
Expeditors International of Washington, Inc.	750	35,850
FedEx Corp.	1,100	99,022
Kuehne & Nagel International AG	245	32,953
TNT NV	2,764	72,542
United Parcel Service, Inc. – Class B	3,450	254,610
Yamato Holdings Co., Ltd.	1,700	27,360

		630,788

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	369

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Airlines – 0.1%
All Nippon Airways Co., Ltd.(a)	3,000	$10,851
Cathay Pacific Airways Ltd.	4,000	9,328
Deutsche Lufthansa (REG) (a)	1,666	34,132
International Consolidated Airlines Group SA(a)	8,889	32,441
Qantas Airways Ltd.(a)	13,601	32,448
Singapore Airlines Ltd.	2,000	21,374
Southwest Airlines Co.	2,550	30,166

		170,740

Building Products – 0.1%
Asahi Glass Co., Ltd.	4,000	55,929
Assa Abloy AB	1,453	40,693
Cie de St-Gobain	1,607	95,984
Daikin Industries Ltd.	1,000	33,953
Geberit AG	191	41,194
JS Group Corp.	1,000	24,355
Masco Corp.	1,200	16,308
TOTO Ltd.	1,000	8,401

		316,817

Commercial Services & Supplies – 0.1%
Aggreko PLC	1,053	24,778
Avery Dennison Corp.	350	13,972
Brambles Ltd.	4,045	29,319
Cintas Corp.	400	11,248
Dai Nippon Printing Co., Ltd.	2,000	27,075
Edenred(a)	469	12,358
G4S PLC	6,179	26,519
Iron Mountain, Inc.	650	16,900
Pitney Bowes, Inc.	700	17,626
Republic Services, Inc. – Class A	1,050	31,091
RR Donnelley & Sons Co.	700	13,034
Secom Co., Ltd.	900	45,436
Securitas AB	79	923
Serco Group PLC	3,921	34,718
Stericycle, Inc.(a)	300	25,926
Toppan Printing Co., Ltd.	3,000	27,601
Waste Management, Inc.	1,650	61,149

		419,673

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	399	18,305
Bouygues SA	547	25,267
Ferrovial SA	2,415	29,086
Fluor Corp.	600	42,456
Fomento de Construcciones y Contratas SA	242	7,737
Hochtief AG	500	49,325

370	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Jacobs Engineering Group, Inc.(a)	450	$22,527
JGC Corp.	1,000	22,707
Kajima Corp.	4,000	10,723
Leighton Holdings Ltd.	815	25,846
Obayashi Corp.	2,000	8,997
Quanta Services, Inc.(a)	700	15,967
Shimizu Corp.	7,000	30,100
Skanska AB	1,000	20,543
Vinci SA	1,822	109,585

		439,171

Electrical Equipment – 0.3%
ABB Ltd. (REG)(a)	9,247	226,421
Alstom SA	464	27,690
Bekaert SA	160	17,357
Emerson Electric Co.	2,600	155,116
First Solar, Inc.(a)	200	29,478
Furukawa Electric Co., Ltd.	2,000	8,541
GS Yuasa Corp.	1,000	7,250
Legrand SA	1,711	71,821
Mitsubishi Electric Corp.	8,000	95,060
Nidec Corp.	500	46,639
Rockwell Automation, Inc.	500	43,865
Roper Industries, Inc.	350	29,445
Schneider Electric SA	1,004	166,296
Sumitomo Electric Industries Ltd.	3,200	46,959
Vestas Wind Systems A/S(a)	1,139	39,119

		1,011,057

Industrial Conglomerates – 0.6%
3M Co.	2,500	230,575
Delek Group Ltd.	2	477
Fraser and Neave Ltd.	2,000	8,855
General Electric Co.	36,800	769,856
Hankyu Hanshin Holdings, Inc.	5,000	24,144
Hutchison Whampoa Ltd.	9,000	106,289
Keppel Corp. Ltd.	5,000	44,431
Koninklijke Philips Electronics NV	4,120	134,629
Orkla ASA	3,785	34,487
SembCorp Industries Ltd.	3,000	11,282
Siemens AG	3,438	464,834
Smiths Group PLC	1,491	32,412
Textron, Inc.	950	25,735
Tyco International Ltd.	1,673	75,854

		1,963,860

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	371

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial Warehouse Distribution – 0.3%
AMB Property Corp.	6,920	$251,750
DCT Industrial Trust, Inc.	8,660	48,669
EastGroup Properties, Inc.	1,080	49,172
First Industrial Realty Trust, Inc.(a)	2,550	28,586
First Potomac Realty Trust	2,000	32,260
Global Logistic Properties Ltd.(a)	74,200	110,851
Mapletree Logistics Trust	74,800	53,134
ProLogis	25,350	412,191
ProLogis European Properties(a)	5,850	40,392
Segro PLC	30,140	157,795
Warehouses De Pauw SCA	390	20,829

		1,205,629

Machinery – 0.7%
Alfa Laval AB	1,562	31,911
Amada Co., Ltd.	1,000	9,010
Atlas Copco AB	1,516	34,461
Atlas Copco AB – Class A	2,919	73,391
Caterpillar, Inc.	2,200	226,446
Cummins, Inc.	700	70,784
Danaher Corp.	1,850	93,610
Deere & Co.	1,500	135,225
Dover Corp.	650	41,763
Eaton Corp.	600	66,468
Fanuc Corp.	800	124,967
Fiat Industrial SpA(a)	3,629	50,679
Flowserve Corp.	200	24,994
Hexagon AB	1,337	29,525
Hino Motors Ltd.	2,000	11,108
Hitachi Construction Machinery Co., Ltd.	1,200	30,129
IHI Corp.	4,000	10,525
Illinois Tool Works, Inc.	1,725	93,323
Ingersoll-Rand PLC	1,105	50,057
Japan Steel Works Ltd. (The)	1,000	10,476
Joy Global, Inc.	359	34,959
Kawasaki Heavy Industries Ltd.	10,000	40,468
Komatsu Ltd.	4,000	122,715
Kone Oyj	549	29,963
Kubota Corp.	5,000	51,540
Kurita Water Industries Ltd.	1,000	28,454
Makita Corp.	300	12,702
MAN SE	273	34,793
Metso Oyj	538	27,830
Mitsubishi Heavy Industries Ltd.	13,000	55,353
NGK Insulators Ltd.	1,000	18,307
NTN Corp.	1,000	5,384

372	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

PACCAR, Inc.	1,250	$62,663
Pall Corp.	400	21,744
Parker Hannifin Corp.	550	49,049
Sandvik AB	4,213	80,859
Scania AB	1,009	22,504
Schindler Holding AG	322	36,520
SembCorp Marine Ltd.	7,000	29,608
SKF AB	1,285	35,865
SMC Corp.	200	34,330
Snap-On, Inc.	200	11,486
Sumitomo Heavy Industries Ltd.	4,000	28,218
THK Co., Ltd.	400	10,579
Vallourec SA	260	26,992
Volvo AB—Class B(a)	6,034	104,435
Wartsila Oyj	406	31,218
Weir Group PLC (The)	868	24,197
Zardoya Otis SA	1,413	22,018

		2,313,605

Marine – 0.0%
AP Moller – Maersk A/S (“A” Line of Shares)	5	48,153
AP Moller – Maersk A/S (“B” Line of Shares)	4	39,656
Kawasaki Kisen Kaisha Ltd.	2,000	8,753
Mitsui OSK Lines Ltd.	5,000	33,247
Nippon Yusen KK	6,000	26,537
Orient Overseas International Ltd.	500	4,061

		160,407

Mixed Office Industrial – 0.1%
Goodman Group	262,040	187,804
ING Industrial Fund	106,620	57,692

		245,496

Professional Services – 0.1%
Adecco SA	448	30,208
Bureau Veritas SA	607	46,873
Capita Group PLC (The)	2,071	24,425
Dun & Bradstreet Corp.	200	16,160
Equifax, Inc.	400	14,300
Experian PLC	2,795	35,445
Intertek Group PLC	1,297	38,026
Robert Half International, Inc.	500	15,950
SGS SA	13	22,644

		244,031

Road & Rail – 0.2%
Central Japan Railway Co.	6	53,776
CSX Corp.	1,300	97,058
East Japan Railway Co.	1,400	97,621
Keihin Electric Express Railway Co., Ltd.	1,000	8,267

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	373

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Keio Corp.	4,000	$26,772
Kintetsu Corp.	7,000	22,129
MTR Corp.	9,000	33,407
Nippon Express Co., Ltd.	7,000	30,253
Norfolk Southern Corp.	1,250	81,975
Odakyu Electric Railway Co., Ltd.	3,000	27,975
QR National Ltd.(a)	7,202	23,465
Ryder System, Inc.	150	7,175
Tobu Railway Co., Ltd.	2,000	9,743
Tokyu Corp.	5,000	23,223
Union Pacific Corp.	1,700	162,197
West Japan Railway Co.	7	29,080

		734,116

Trading Companies & Distributors – 0.2%
Fastenal Co.	500	31,065
ITOCHU Corp.	6,000	62,394
Marubeni Corp.	7,000	53,729
Mitsubishi Corp.	5,700	158,587
Mitsui & Co., Ltd.	7,300	133,444
Noble Group Ltd.	21,181	34,359
Sumitomo Corp.	4,700	69,829
Toyota Tsusho Corp.	600	11,393
Wolseley PLC(a)	1,073	37,360
WW Grainger, Inc.	200	26,642

		618,802

Transportation Infrastructure – 0.0%
Abertis Infraestructuras SA	1,041	20,950
Aeroports de Paris	505	44,769
Atlantia SpA	1,286	29,474
Auckland International Airport Ltd.	343	574
Transurban Group	5,712	31,165

		126,932

		12,052,787

Information Technology – 2.9%
Communications Equipment – 0.4%
Alcatel-lucent(a)	7,334	36,259
Cisco Systems, Inc.(a)	19,150	355,424
F5 Networks, Inc.(a)	300	35,403
Harris Corp.	450	20,997
JDS Uniphase Corp.(a)	750	18,502
Juniper Networks, Inc.(a)	1,800	79,200
Motorola Mobility Holdings, Inc.(a)	981	29,626
Motorola Solutions, Inc.(a)	1,128	43,586
Nokia Oyj	15,648	134,912
QUALCOMM, Inc.	5,600	333,648

374	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Telefonaktiebolaget LM Ericsson – Class B	12,584	$161,629
Tellabs, Inc.	1,250	6,738

		1,255,924

Computers & Peripherals – 0.6%
Apple, Inc.(a)	3,200	1,130,272
Dell, Inc.(a)	5,800	91,814
EMC Corp.(a)	7,100	193,191
Fujitsu Ltd.	8,000	54,250
Hewlett-Packard Co.	7,850	342,495
Lexmark International, Inc. – Class A(a)	250	9,383
Logitech International SA(a)	147	2,794
NEC Corp.	11,000	30,378
NetApp, Inc.(a)	1,250	64,575
SanDisk Corp.(a)	800	39,680
Toshiba Corp.	17,000	111,708
Western Digital Corp.(a)	800	24,464

		2,095,004

Electronic Equipment & Instruments & Components – 0.2%
Amphenol Corp. – Class A	600	34,488
Corning, Inc.	5,400	124,524
FLIR Systems, Inc.	550	17,765
Foxconn International Holdings Ltd.(a)	21,000	14,955
Fujifilm Holdings Corp.	1,900	66,895
Hamamatsu Photonics KK	300	11,572
Hirose Electric Co. Ltd.	100	11,466
Hitachi High-Technologies Corp.	400	9,328
Hitachi Ltd.	19,000	115,642
Hoya Corp.	1,800	43,189
Ibiden Co., Ltd.	200	6,937
Jabil Circuit, Inc.	650	13,929
Keyence Corp.	200	54,750
Kyocera Corp.	700	73,077
Molex, Inc.	450	12,569
Murata Manufacturing Co., Ltd.	800	59,639
Nippon Electric Glass Co., Ltd.	1,000	16,775
Omron Corp.	800	22,307
TDK Corp.	500	33,845

		743,652

Internet Software & Services – 0.2%
Akamai Technologies, Inc.(a)	600	22,518
eBay, Inc.(a)	3,950	132,345
Google, Inc. – Class A(a)	877	537,952
Monster Worldwide, Inc.(a)	400	6,860
United Internet AG	166	2,880
VeriSign, Inc.	600	21,174

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	375

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Yahoo! Japan Corp.	61	$22,997
Yahoo!, Inc.(a)	4,500	73,800

		820,526

IT Services – 0.4%
Amadeus IT Holding SA(a)	829	16,156
Automatic Data Processing, Inc.	1,700	85,000
Cap Gemini SA	502	29,350
Cognizant Technology Solutions Corp. – Class A(a)	1,050	80,713
Computer Sciences Corp.	550	26,472
Computershare Ltd.	2,690	26,417
Fidelity National Information Services, Inc.	900	29,151
Fiserv, Inc.(a)	500	31,635
International Business Machines Corp.	4,300	696,084
Mastercard, Inc. – Class A	350	84,196
Nomura Research Institute Ltd.	1,300	30,512
NTT Data Corp.	8	28,591
Paychex, Inc.	1,100	36,993
SAIC, Inc.(a)	1,000	16,340
Teradata Corp.(a)	550	26,301
Total System Services, Inc.	550	9,763
Visa, Inc. – Class A	1,702	124,331
Western Union Co. (The) – Class W	2,250	49,477

		1,427,482

Office Electronics – 0.1%
Brother Industries Ltd.	700	11,056
Canon, Inc.	4,700	227,289
Konica Minolta Holdings, Inc.	2,000	18,529
Ricoh Co., Ltd.	3,000	40,029
Xerox Corp.	4,750	51,062

		347,965

Semiconductors & Semiconductor Equipment – 0.4%
Advanced Micro Devices, Inc.(a)	1,950	17,960
Advantest Corp.	200	4,171
Altera Corp.	1,050	43,953
Analog Devices, Inc.	1,000	39,880
Applied Materials, Inc.	4,600	75,578
ARM Holdings PLC	4,000	39,969
ASML Holding NV	1,802	78,488
Broadcom Corp. – Class A	1,550	63,891
Elpida Memory, Inc.(a)	400	6,036
Infineon Technologies AG	3,835	42,129
Intel Corp.	19,250	413,297
KLA-Tencor Corp.	550	26,851
Linear Technology Corp.	750	25,920

376	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

LSI Corp.(a)	2,100	$13,209
MEMC Electronic Materials, Inc.(a)	750	10,178
Microchip Technology, Inc.	650	23,992
Micron Technology, Inc.(a)	2,950	32,833
National Semiconductor Corp.	800	12,400
Novellus Systems, Inc.(a)	300	11,988
NVIDIA Corp.(a)	2,000	45,320
Rohm Co., Ltd.	400	28,269
STMicroelectronics NV	2,898	37,231
Sumco Corp.(a)	1,500	27,583
Teradyne, Inc.(a)	600	11,178
Texas Instruments, Inc.	4,050	144,220
Tokyo Electron Ltd.	700	46,046
Xilinx, Inc.	900	29,925

		1,352,495

Software – 0.6%
Adobe Systems, Inc.(a)	1,750	60,375
Autodesk, Inc.(a)	800	33,640
Autonomy Corp. PLC(a)	942	25,173
BMC Software, Inc.(a)	600	29,700
CA, Inc.	1,300	32,214
Citrix Systems, Inc.(a)	650	45,604
Compuware Corp.(a)	750	8,445
Dassault Systemes SA	685	52,464
Electronic Arts, Inc.(a)	1,100	20,680
Intuit, Inc.(a)	950	49,951
Konami Corp.	500	10,570
McAfee, Inc.(a)	550	26,373
Microsoft Corp.	26,000	691,080
Nintendo Co., Ltd.	400	117,634
Novell, Inc.(a)	1,200	7,056
Oracle Corp.	13,350	439,215
Oracle Corp. Japan	300	14,166
Red Hat, Inc.(a)	650	26,832
Sage Group PLC (The)	7,385	34,131
Salesforce.com, Inc.(a)	400	52,908
SAP AG	3,586	216,697
Square Enix Holdings Co., Ltd.	200	3,734
Symantec Corp.(a)	2,650	47,779
Trend Micro, Inc.	400	12,499

		2,058,920

		10,101,968

Energy – 2.7%
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	1,500	106,575
Cameron International Corp.(a)	850	50,260

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	377

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Diamond Offshore Drilling, Inc.	250	$19,558
FMC Technologies, Inc.(a)	400	37,620
Fugro NV	457	38,443
Halliburton Co.	3,150	147,861
Helmerich & Payne, Inc.	350	22,747
Nabors Industries Ltd.(a)	950	27,047
National Oilwell Varco, Inc.	1,450	115,376
Noble Corp.	893	39,926
Petrofac Ltd.	951	21,533
Rowan Cos., Inc.(a)	400	17,068
Saipem SpA	758	38,293
Schlumberger Ltd.	4,742	442,998
Seadrill Ltd.	785	29,984
Subsea 7 SA	1,136	29,264
Technip SA	343	33,898
Tenaris SA	2,373	53,615
Transocean Ltd.(a)	1,317	108,542
WorleyParsons Ltd.	2,351	72,715

		1,453,323

Oil, Gas & Consumable Fuels – 2.3%
Anadarko Petroleum Corp.	1,700	139,111
Apache Corp.	1,350	168,237
BG Group PLC	14,129	344,050
BP PLC	78,510	632,921
Cabot Oil & Gas Corp.	350	15,981
Chesapeake Energy Corp.	2,250	80,123
Chevron Corp.	6,950	721,062
ConocoPhillips	5,100	397,137
Consol Energy, Inc.	800	40,568
Denbury Resources, Inc.(a)	1,350	32,711
Devon Energy Corp.	1,500	137,160
El Paso Corp.	2,400	44,640
ENI SpA	10,879	265,258
EOG Resources, Inc.	900	101,079
EQT Corp.	500	24,650
Exxon Mobil Corp.	17,463	1,493,610
Galp Energia SGPS SA	1,473	30,651
Hess Corp.	1,050	91,381
Idemitsu Kosan Co., Ltd.	100	11,825
Inpex Corp.	9	63,242
JX Holdings, Inc.	9,000	63,400
Marathon Oil Corp.	2,450	121,520
Massey Energy Co.	350	22,166
Murphy Oil Corp.	650	47,795
Newfield Exploration Co.(a)	450	32,756
Noble Energy, Inc.	600	55,596
Occidental Petroleum Corp.	2,800	285,516

378	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

OMV AG	455	$19,335
Origin Energy Ltd.	3,680	62,769
Peabody Energy Corp.	950	62,216
Pioneer Natural Resources Co.	400	40,936
QEP Resources, Inc.	618	24,442
Range Resources Corp.	550	29,865
Repsol YPF SA	3,061	102,755
Royal Dutch Shell PLC – Class A	14,816	532,973
Royal Dutch Shell PLC – Class B	11,265	402,704
Santos Ltd.	2,162	31,663
Southwestern Energy Co.(a)	1,200	47,376
Spectra Energy Corp.	2,200	58,850
Statoil ASA	4,663	123,122
Sunoco, Inc.	400	16,744
Tesoro Corp.(a)	450	10,701
TonenGeneral Sekiyu KK	3,000	35,427
Total SA	8,832	541,402
Tullow Oil PLC	3,706	86,580
Valero Energy Corp.	1,950	54,951
Williams Cos., Inc. (The)	2,000	60,720
Woodside Petroleum Ltd.	2,273	99,005

		7,908,682

		9,362,005

Consumer Discretionary – 2.6%
Auto Components – 0.1%
Aisin Seiki Co., Ltd.	800	30,640
Bridgestone Corp.	2,700	55,519
Cie Generale des Etablissements Michelin – Class B	728	59,337
Continental AG(a)	339	28,724
Denso Corp.	2,000	75,137
Goodyear Tire & Rubber Co. (The)(a)	800	11,344
Johnson Controls, Inc.	2,300	93,840
NGK Spark Plug Co., Ltd.	1,000	14,982
Nokian Renkaat Oyj	624	25,335
Stanley Electric Co., Ltd.	400	7,367
Toyota Boshoku Corp.	700	11,696
Toyota Industries Corp.	700	24,280

		438,201

Automobiles – 0.6%
Bayerische Motoren Werke AG	1,384	112,440
Daihatsu Motor Co., Ltd.	1,000	15,816
Daimler AG(a)	3,769	266,352
Fiat SpA	3,629	33,701
Ford Motor Co.(a)	12,920	194,446
Fuji Heavy Industries Ltd.	4,000	34,468

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	379

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Harley-Davidson, Inc.	800	$32,656
Honda Motor Co., Ltd.	6,900	301,131
Isuzu Motors Ltd.	3,000	13,566
Mazda Motor Corp.	10,000	25,898
Mitsubishi Motors Corp.(a)	16,000	22,774
Nissan Motor Co., Ltd.	10,400	106,861
Peugeot SA(a)	718	28,758
Porsche Automobil Holding SE (Preference Shares)	289	23,024
Renault SA(a)	587	35,996
Suzuki Motor Corp.	1,400	33,276
Toyota Motor Corp.	11,000	514,001
Volkswagen AG	282	42,898
Volkswagen AG (Preference Shares)	711	120,909
Yamaha Motor Co., Ltd.(a)	1,800	32,017

		1,990,988

Distributors – 0.0%
Genuine Parts Co.	550	28,979
Jardine Cycle & Carriage Ltd.	1,000	26,615
Li & Fung Ltd.	10,000	60,842

		116,436

Diversified Consumer Services – 0.0%
Apollo Group, Inc. – Class A(a)	450	20,367
Benesse Holdings, Inc.	600	27,265
DeVry, Inc.	200	10,850
H&R Block, Inc.	1,050	15,950

		74,432

Hotels, Restaurants & Leisure – 0.3%
Carnival Corp.	1,500	64,005
Carnival PLC	612	27,359
Compass Group PLC	7,861	70,734
Crown Ltd.	3,417	29,176
Darden Restaurants, Inc.	450	21,209
Genting Singapore PLC(a)	25,000	37,645
International Game Technology	1,000	16,460
Marriott International, Inc. – Class A	1,000	39,210
McDonald’s Corp.	3,650	276,232
OPAP SA	1,548	32,321
Oriental Land Co., Ltd.	200	20,024
Sands China Ltd.(a)	18,000	42,788
Sky City Entertainment Group Ltd.	1,522	3,738
Sodexo	418	28,767
Starbucks Corp.	2,550	84,099
Starwood Hotels & Resorts Worldwide, Inc.	650	39,715
TABCORP Holdings Ltd.	6,058	47,064
Wynn Macau Ltd.	16,000	43,238

380	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Wynn Resorts Ltd.	250	$30,733
Yum! Brands, Inc.	1,600	80,528

		1,035,045

Household Durables – 0.2%
DR Horton, Inc.	950	11,248
Electrolux AB	609	15,272
Fortune Brands, Inc.	550	34,023
Harman International Industries, Inc.	250	12,160
Leggett & Platt, Inc.	500	11,530
Lennar Corp. – Class A	500	10,080
Newell Rubbermaid, Inc.	1,000	19,340
Panasonic Corp.	8,200	110,765
Pulte Group, Inc.(a)	1,150	7,935
Rinnai Corp.	200	12,296
Sekisui Chemical Co., Ltd.	1,000	7,902
Sekisui House Ltd.	2,000	20,750
Sharp Corp.	4,000	43,579
Sony Corp.	4,200	154,638
Stanley Black & Decker, Inc.	600	45,498
Whirlpool Corp.	250	20,625

		537,641

Internet & Catalog Retail – 0.1%
Amazon.com, Inc.(a)	1,250	216,612
Dena Co., Ltd.	939	36,444
Expedia, Inc.	650	12,909
NetFlix, Inc.(a)	150	31,001
priceline.com, Inc.(a)	200	90,776
Rakuten, Inc.	30	26,663

		414,405

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	450	20,205
Mattel, Inc.	1,200	30,072
Nikon Corp.	1,300	30,539
Sankyo Co., Ltd.	200	11,328
Sega Sammy Holdings, Inc.	700	15,973
Shimano, Inc.	200	9,960

		118,077

Media – 0.6%
British Sky Broadcasting Group PLC	5,044	64,532
Cablevision Systems Corp.	800	29,480
CBS Corp. – Class B	2,350	56,071
Comcast Corp. – Class A	9,600	247,296
Dentsu, Inc.	1,100	35,118
DIRECTV – Class A(a)	2,900	133,313
Discovery Communications, Inc. – Class A(a)	950	40,955

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	381

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Eutelsat Communications	1,123	$44,817
Fuji Media Holdings, Inc.	5	8,449
Gannett Co., Inc.	800	13,208
Interpublic Group of Cos., Inc. (The)(a)	1,650	21,780
McGraw-Hill Cos., Inc. (The)	1,050	40,614
Modern Times Group AB	353	23,624
News Corp. – Class A	7,850	136,354
Omnicom Group, Inc.	1,050	53,445
Pearson PLC	3,391	57,837
Publicis Groupe SA	877	50,025
Reed Elsevier NV	4,977	65,651
Reed Elsevier PLC	3,309	29,545
Scripps Networks Interactive, Inc. – Class A	300	15,582
SES SA (FDR)	1,731	44,569
Singapore Press Holdings Ltd.	1,000	3,053
Time Warner Cable, Inc. – Class A	1,250	90,225
Time Warner, Inc.	3,850	147,070
Viacom, Inc. – Class B	2,100	93,786
Vivendi SA	5,137	146,409
Walt Disney Co. (The)	6,550	286,497
Washington Post Co. (The) – Class B	50	21,655
WPP PLC	5,248	72,225

		2,073,185

Multiline Retail – 0.1%
Big Lots, Inc.(a)	250	10,258
Family Dollar Stores, Inc.	450	22,536
Isetan Mitsukoshi Holdings Ltd.	2,300	27,865
JC Penney Co., Inc.	800	27,968
Kohl’s Corp.(a)	1,000	53,890
Macy’s, Inc.	1,450	34,655
Marks & Spencer Group PLC	4,790	26,970
Next PLC	1,569	50,398
Nordstrom, Inc.	600	27,156
PPR	190	28,826
Sears Holdings Corp.(a)	150	12,497
Target Corp.	2,450	128,747

		451,766

Specialty Retail – 0.3%
Abercrombie & Fitch Co. – Class A	300	17,211
AutoNation, Inc.(a)	200	6,728
AutoZone, Inc.(a)	100	25,795
Bed Bath & Beyond, Inc.(a)	900	43,335
Best Buy Co., Inc.	1,100	35,464
CarMax, Inc.(a)	773	27,341
Esprit Holdings Ltd.	4,000	19,687

382	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Fast Retailing Co., Ltd.	200	$31,401
GameStop Corp. – Class A(a)	500	9,975
Gap, Inc. (The)	1,500	33,795
Hennes & Mauritz AB – Class B	4,272	139,585
Home Depot, Inc.	5,650	211,705
Inditex SA	912	66,092
Kingfisher PLC	7,188	29,720
Limited Brands, Inc.	900	28,818
Lowe’s Cos., Inc.	4,750	124,307
Nitori Holdings Co., Ltd.	350	30,989
O’Reilly Automotive, Inc.(a)	500	27,790
RadioShack Corp.	350	5,180
Ross Stores, Inc.	400	28,816
Shimamura Co., Ltd.	100	9,687
Staples, Inc.	2,500	53,250
Tiffany & Co.	450	27,698
TJX Cos., Inc.	1,350	67,324
Urban Outfitters, Inc.(a)	450	17,271
Yamada Denki Co., Ltd.	340	25,972

		1,144,936

Textiles, Apparel & Luxury Goods – 0.2%
Adidas AG	874	56,128
Burberry Group PLC	2,317	45,157
Christian Dior SA	238	34,305
Cie Financiere Richemont SA	2,181	124,805
Coach, Inc.	1,000	54,920
Luxottica Group SpA	932	28,954
LVMH Moet Hennessy Louis Vuitton SA	1,023	161,339
NIKE, Inc. – Class B	1,350	120,190
Pandora A/S(a)	235	13,701
Polo Ralph Lauren Corp. – Class A	250	31,678
Swatch Group AG (The) (SWX Exchange)	144	61,338
VF Corp.	300	28,701

		761,216

		9,156,328

Consumer Staples – 2.5%
Beverages – 0.5%
Anheuser-Busch InBev NV	3,017	168,493
Asahi Breweries Ltd.	1,600	30,929
Brown-Forman Corp. – Class B	350	24,203
Carlsberg A/S	534	56,718
Coca Cola Hellenic Bottling Co. SA	672	18,291
Coca-Cola Amatil Ltd.	2,530	30,606
Coca-Cola Co. (The)	8,050	514,556
Coca-Cola Enterprises, Inc.	1,150	30,245
Constellation Brands, Inc. – Class A(a)	600	12,192

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	383

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Diageo PLC	10,468	$204,655
Dr Pepper Snapple Group, Inc.	750	27,045
Foster’s Group Ltd.	5,254	30,628
Heineken NV	995	51,314
Kirin Holdings Co., Ltd.	3,000	42,953
Molson Coors Brewing Co. – Class B	550	25,152
PepsiCo, Inc.	5,500	348,810
Pernod-Ricard SA	827	76,195
SABMiller PLC	3,969	133,708

		1,826,693

Food & Staples Retailing – 0.6%
Aeon Co., Ltd.	2,500	31,543
Carrefour SA	2,504	122,974
Colruyt SA	451	22,665
Costco Wholesale Corp.	1,500	112,185
CVS Caremark Corp.	4,700	155,382
Delhaize Group SA	310	23,946
FamilyMart Co., Ltd.	500	18,937
J Sainsbury PLC	910	5,622
Jeronimo Martins SGPS SA	227	3,638
Kesko Oyj	31	1,335
Koninklijke Ahold NV	4,980	66,890
Kroger Co. (The)	2,200	50,380
Lawson, Inc.	600	29,545
Metro AG	437	32,017
Safeway, Inc.	1,250	27,275
Seven & I Holdings Co., Ltd.	3,100	86,531
SUPERVALU, Inc.	700	6,041
Sysco Corp.	2,000	55,580
Tesco PLC	33,518	220,155
Wal-Mart Stores, Inc.	6,753	351,021
Walgreen Co.	3,200	138,688
Wesfarmers Ltd.	4,200	141,670
Wesfarmers Ltd. (Partially Protected Shares)	1,163	39,668
Whole Foods Market, Inc.	500	29,280
Woolworths Ltd.	5,184	142,221

		1,915,189

Food Products – 0.7%
Ajinomoto Co., Inc.	3,000	34,559
Archer-Daniels-Midland Co.	2,200	81,796
Aryzta AG	558	26,082
Associated British Foods PLC	1,500	23,573
Campbell Soup Co.	650	21,879
ConAgra Foods, Inc.	1,500	34,740
Danone	2,437	152,744
Dean Foods Co.(a)	600	6,336
General Mills, Inc.	2,200	81,708

384	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Golden Agri-Resources Ltd.	44,000	$22,569
Hershey Co. (The)	550	28,776
HJ Heinz Co.	1,100	55,242
Hormel Foods Corp.	500	13,700
JM Smucker Co. (The)	400	27,536
Kellogg Co.	900	48,204
Kerry Group PLC	712	25,948
Kraft Foods, Inc. – Class A	6,000	191,040
Lindt & Spruengli AG	1	31,318
McCormick & Co., Inc.	450	21,443
Mead Johnson Nutrition Co. – Class A	700	41,895
MEIJI Holdings Co., Ltd.	600	28,291
Nestle SA	13,790	780,776
Nissin Foods Holdings Co., Ltd.	400	14,379
Parmalat SpA	9,597	29,424
Sara Lee Corp.	2,200	37,664
Tyson Foods, Inc. – Class A	1,000	18,630
Unilever NV	6,807	205,312
Unilever PLC	5,363	159,006
Wilmar International Ltd.	8,000	32,034
Yakult Honsha Co., Ltd.	900	25,472

		2,302,076

Household Products – 0.3%
Clorox Co.	500	33,880
Colgate-Palmolive Co.	1,700	133,484
Henkel AG & Co. KGaA	915	46,718
Henkel AG & Co. KGaA (Preference Shares)	626	37,718
Kimberly-Clark Corp.	1,400	92,260
Procter & Gamble Co. (The)	9,700	611,585
Reckitt Benckiser Group PLC	2,575	132,756
Unicharm Corp.	300	11,615

		1,100,016

Personal Products – 0.1%
Avon Products, Inc.	1,450	40,325
Beiersdorf AG	454	27,253
Estee Lauder Cos., Inc. (The) – Class A	400	37,764
Kao Corp.	2,300	62,125
L’Oreal SA	1,002	116,585
Shiseido Co., Ltd.	1,400	28,571

		312,623

Tobacco – 0.3%
Altria Group, Inc.	7,200	182,664
British American Tobacco PLC	8,344	334,294
Imperial Tobacco Group PLC	4,255	136,544
Japan Tobacco, Inc.	19	78,596
Lorillard, Inc.	500	38,385

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	385

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	6,250	$392,375
Reynolds American, Inc.	1,150	39,468
Swedish Match AB	501	15,827

		1,218,153

		8,674,750

Health Care – 2.4%
Biotechnology – 0.2%
Actelion Ltd.(a)	892	49,503
Amgen, Inc.(a)	3,250	166,822
Biogen Idec, Inc.(a)	850	58,140
Celgene Corp.(a)	1,600	84,960
Cephalon, Inc.(a)	250	14,078
CSL Ltd.	2,404	87,332
Genzyme Corp.(a)	900	67,905
Gilead Sciences, Inc.(a)	2,800	109,144

		637,884

Health Care Equipment & Supplies – 0.3%
Baxter International, Inc.	2,000	106,300
Becton Dickinson and Co.	800	64,000
Boston Scientific Corp.(a)	5,250	37,590
CareFusion Corp.(a)	750	20,490
Cie Generale d’Optique Essilor International SA	840	60,029
CR Bard, Inc.	350	34,216
DENTSPLY International, Inc.	500	18,685
Fresenius SE	873	79,803
Getinge AB	1,073	26,207
Intuitive Surgical, Inc.(a)	150	49,193
Medtronic, Inc.	3,700	147,704
Olympus Corp.	900	26,455
Smith & Nephew PLC	2,561	29,665
Sonova Holding AG	15	1,994
St Jude Medical, Inc.(a)	1,200	57,456
Stryker Corp.	1,200	75,912
Synthes, Inc.	191	26,222
Terumo Corp.	700	38,441
Varian Medical Systems, Inc.(a)	400	27,712
Zimmer Holdings, Inc.(a)	700	43,638

		971,712

Health Care Providers & Services – 0.3%
Aetna, Inc.	1,350	50,436
AmerisourceBergen Corp. – Class A	950	36,015
Cardinal Health, Inc.	1,200	49,968
CIGNA Corp.	950	39,966
Coventry Health Care, Inc.(a)	500	15,100

386	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

DaVita, Inc.(a)	350	$27,780
Express Scripts, Inc. – Class A(a)	1,800	101,196
Fresenius Medical Care AG & Co. KGaA	508	33,691
Humana, Inc.(a)	600	39,006
Laboratory Corp. of America Holdings(a)	350	31,546
McKesson Corp.	900	71,352
Medco Health Solutions, Inc.(a)	1,450	89,378
Patterson Cos., Inc.	300	10,014
Quest Diagnostics, Inc.	550	31,213
Sonic Healthcare Ltd.	2,147	24,751
Tenet Healthcare Corp.(a)	1,650	11,847
UnitedHealth Group, Inc.	3,800	161,804
WellPoint, Inc.(a)	1,350	89,734

		914,797

Health Care Technology – 0.0%
Cerner Corp.(a)	250	25,113

Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.(a)	1,200	50,496
Life Technologies Corp.(a)	650	34,690
PerkinElmer, Inc.	400	10,600
Thermo Fisher Scientific, Inc.(a)	1,350	75,357
Waters Corp.(a)	300	24,915

		196,058

Pharmaceuticals – 1.5%
Abbott Laboratories	5,350	257,335
Allergan, Inc.	1,050	77,878
Astellas Pharma, Inc.	1,900	74,710
AstraZeneca PLC	6,025	294,817
Bayer AG	3,455	268,486
Bristol-Myers Squibb Co.	5,900	152,279
Chugai Pharmaceutical Co., Ltd.	1,500	28,906
Daiichi Sankyo Co., Ltd.	2,800	60,134
Dainippon Sumitomo Pharma Co., Ltd.	1,000	9,724
Eisai Co., Ltd.	1,100	41,208
Elan Corp. PLC(a)	4,431	28,470
Eli Lilly & Co.	3,500	120,960
Forest Laboratories, Inc.(a)	950	30,780
GlaxoSmithKline PLC	21,697	416,504
Hisamitsu Pharmaceutical Co., Inc.	500	20,223
Hospira, Inc.(a)	600	31,710
Johnson & Johnson	9,500	583,680
Merck & Co., Inc.	10,650	346,870
Mitsubishi Tanabe Pharma Corp.	1,000	16,953
Mylan, Inc.(a)	1,500	34,305
Novartis AG	8,817	495,486
Novo Nordisk A/S – Class B	1,820	229,397
Ono Pharmaceutical Co., Ltd.	600	31,415

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	387

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Pfizer, Inc.	27,650	$531,986
Roche Holding AG	2,936	442,873
Sanofi-Aventis SA	4,382	303,006
Shionogi & Co., Ltd.	1,200	22,799
Shire PLC	2,349	66,524
Taisho Pharmaceutical Co., Ltd.	1,000	21,912
Takeda Pharmaceutical Co., Ltd.	3,100	154,442
Teva Pharmaceutical Industries Ltd.	3,835	192,620
UCB SA	10	372
Watson Pharmaceuticals, Inc.(a)	450	25,196

		5,413,960

		8,159,524

Equity:Other – 2.0%
Diversified/Specialty – 1.3%
Affine SA	100	2,681
Alexandria Real Estate Equities, Inc.	2,260	181,252
Allgreen Properties Ltd.	32,100	26,353
American Assets Trust, Inc.(a)	1,300	28,028
Artis Real Estate Investment Trust	3,100	43,969
Azrieli Group(a)	1,400	38,443
BioMed Realty Trust, Inc.	5,250	95,287
CA Immobilien Anlagen AG(a)	3,540	60,890
Campus Crest Communities, Inc.	1,200	17,184
Canadian Real Estate Investment Trust	2,700	92,182
CapLease, Inc.	2,300	12,351
CB Richard Ellis Group, Inc. – Class A(a)	1,000	25,040
Cheung Kong Holdings Ltd.	6,000	93,889
Cofinimmo	570	79,504
Corrections Corp. of America(a)	4,520	112,277
Country Garden Holdings Co.	140,500	56,054
Cousins Properties, Inc.	4,214	35,735
Daejan Holdings PLC	200	9,412
Dexus Property Group	199,080	174,159
DIC Asset AG	1,200	17,154
Digital Realty Trust, Inc.	3,660	215,281
Dundee Real Estate Investment Trust	1,700	55,101
DuPont Fabros Technology, Inc.	2,390	58,364
Eurobank Properties Real Estate Investment Co.	820	7,480
F&C Commercial Property Trust Ltd.	20,800	34,355
FKP Property Group	36,190	32,096
Fonciere Des Regions	970	105,388
Forest City Enterprises, Inc.(a)	5,560	105,084
Franklin Street Properties Corp.	3,220	48,397
H&R Real Estate Investment Trust	5,900	129,714
Helical Bar PLC	4,770	21,756
Hopson Development Holdings Ltd.(a)	29,500	32,794

388	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Hysan Development Co., Ltd.	32,500	$147,859
ING UK Real Estate Income Trust Ltd.	14,200	11,707
Inmobiliaria Colonial SA(a)	139,400	15,199
Investors Real Estate Trust	3,110	28,985
Invista Foundation Property	14,700	9,182
IRP Property Investments Ltd.	3,410	4,543
ISIS Property Ltd.	2,280	3,796
Kenedix Realty Investment Corp. – Class A	10	47,399
Kiwi Income Property Trust	40,000	30,172
Klovern AB	4,890	25,478
Kungsleden AB	5,600	54,824
Lamda Development SA(a)	500	2,656
Lexington Realty Trust	5,480	51,896
London & Stamford Property PLC	22,400	45,700
Minerva PLC(a)	6,670	10,843
Morguard Real Estate Investment Trust	1,700	24,672
Mucklow (A & J) Group PLC	1,000	4,877
New World China Land Ltd.	73,800	28,173
Nieuwe Steen Investments Funds NV	1,750	35,958
Premier Investment Corp.	5	24,350
Quintain Estates & Development PLC(a)	21,370	14,980
Shui On Land Ltd.	108,400	51,392
Singapore Land Ltd.	7,000	39,993
Soho China Ltd.	86,000	62,125
ST Modwen Properties PLC	6,200	16,701
Standard Life Investment Property Income Trust PLC	4,700	4,985
Suntec Real Estate Investment Trust	90,000	104,978
Swire Pacific Ltd.	3,000	42,101
TAG Immobilien AG(a)	2,420	23,543
Tokyu Land Corp.	15,870	91,271
Tokyu REIT, Inc.	5	34,366
Top REIT, Inc.	7	45,356
UK Commercial Property Trust Ltd.	14,800	18,574
Unite Group PLC(a)	6,580	21,444
United Urban Investment Corp.	48	62,835
Vornado Realty Trust	8,070	753,174
Washington Real Estate Investment Trust	2,590	80,912
Wereldhave Belgium NV	50	4,934
Wereldhave NV	870	88,383
Weyerhaeuser Co.	1,842	44,963
Wihlborgs Fastigheter AB	1,560	45,059
Winthrop Realty Trust	800	9,760

		4,317,752

Health Care – 0.6%
Chartwell Seniors Housing Real Estate Investment Trust	5,800	52,177

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	389

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Extendicare Real Estate Investment Trust	3,300	$34,238
HCP, Inc.	16,460	625,480
Health Care REIT, Inc.	6,470	337,864
Healthcare Realty Trust, Inc.	2,550	59,415
LTC Properties, Inc.	1,000	29,220
Medical Properties Trust, Inc.	4,580	53,723
National Health Investors, Inc.	1,200	57,024
National Healthcare Corp.	420	19,992
Nationwide Health Properties, Inc.	5,200	222,248
Omega Healthcare Investors, Inc.	3,990	95,640
Primary Health Properties PLC	2,540	13,647
Senior Housing Properties Trust	5,830	143,068
Universal Health Realty Income Trust	460	18,294
Ventas, Inc.	7,000	387,940

		2,149,970

Triple Net – 0.1%
Agree Realty Corp.	400	10,212
Entertainment Properties Trust	1,910	91,050
Getty Realty Corp.	900	26,478
National Retail Properties, Inc.	3,470	89,144
Realty Income Corp.	4,720	169,778

		386,662

		6,854,384

Materials – 1.9%
Chemicals – 0.7%
Air Liquide SA	1,182	153,028
Air Products & Chemicals, Inc.	750	69,000
Airgas, Inc.	250	15,645
Akzo Nobel NV	1,204	81,842
Asahi Kasei Corp.	5,000	34,673
BASF SE	3,838	320,012
CF Industries Holdings, Inc.	250	35,320
Daicel Chemical Industries Ltd.	1,000	6,875
Dow Chemical Co. (The)	4,000	148,640
Eastman Chemical Co.	250	23,353
Ecolab, Inc.	800	38,912
EI du Pont de Nemours & Co.	3,150	172,840
FMC Corp.	250	19,360
Givaudan SA	29	28,919
Hitachi Chemical Co., Ltd.	1,400	32,541
Incitec Pivot Ltd.	9,134	41,212
International Flavors & Fragrances, Inc.	250	14,238
Israel Chemicals Ltd.	1,823	30,357
Israel Corp. Ltd. (The)(a)	25	29,649
JSR Corp.	1,500	32,261
K&S AG	15	1,160

390	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Kansai Paint Co., Ltd.	1,000	$9,526
Kuraray Co., Ltd.	1,500	21,304
Lanxess AG	343	25,558
Linde AG	706	107,898
Makhteshim-Agan Industries Ltd.(a)	319	1,593
Mitsubishi Chemical Holdings Corp.	5,500	40,336
Mitsubishi Gas Chemical Co., Inc.	1,000	7,755
Mitsui Chemicals, Inc.	9,000	33,800
Monsanto Co.	1,850	132,997
Nitto Denko Corp.	700	42,448
Novozymes A/S	202	28,233
Orica Ltd.	1,047	27,675
PPG Industries, Inc.	550	48,609
Praxair, Inc.	1,050	104,349
Sherwin-Williams Co. (The)	300	24,636
Shin-Etsu Chemical Co., Ltd.	1,700	98,285
Showa Denko KK	4,000	8,819
Sigma-Aldrich Corp.	400	25,556
Sika AG	1	2,143
Solvay SA	253	29,671
Sumitomo Chemical Co., Ltd.	7,000	37,887
Syngenta AG	395	132,685
Taiyo Nippon Sanso Corp.	3,000	26,823
Toray Industries, Inc.	6,000	45,545
Ube Industries Ltd.	3,000	9,747
Umicore SA	530	26,722
Wacker Chemie AG	219	40,425
Yara International ASA	733	38,919

		2,509,781

Construction Materials – 0.1%
CRH PLC (London)	2,957	68,102
Fletcher Building Ltd.	4,230	28,071
HeidelbergCement AG	941	66,089
Holcim Ltd.	1,025	75,308
Lafarge SA	838	50,907
Vulcan Materials Co.	450	20,632

		309,109

Containers & Packaging – 0.0%
Amcor Ltd.	391	2,772
Ball Corp.	600	21,660
Bemis Co., Inc.	350	11,498
Owens-Illinois, Inc.(a)	550	16,769
Sealed Air Corp.	550	15,136
Toyo Seikan Kaisha Ltd.	1,600	29,442

		97,277

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	391

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Metals & Mining – 1.0%
AK Steel Holding Corp.	350	$5,593
Alcoa, Inc.	3,500	58,975
Allegheny Technologies, Inc.	350	23,478
Alumina Ltd.	19,342	47,386
Anglo American PLC	5,510	298,883
Antofagasta PLC	1,780	40,765
ArcelorMittal (Euronext Amsterdam)	3,587	131,738
BHP Billiton Ltd.	14,024	662,692
BHP Billiton PLC	9,222	365,554
Boliden AB	1,951	41,718
Cliffs Natural Resources, Inc.	500	48,535
Eramet	52	18,797
Eurasian Natural Resources Corp. PLC	2,481	38,926
Fortescue Metals Group Ltd.(a)	8,833	60,283
Freeport-McMoRan Copper & Gold, Inc.	3,250	172,087
Fresnillo PLC	1,708	44,315
JFE Holdings, Inc.	1,900	60,172
Kazakhmys PLC	928	21,813
Kobe Steel Ltd.	10,000	27,370
Newcrest Mining Ltd.	3,194	123,449
Newmont Mining Corp.	1,700	93,959
Nippon Steel Corp.	21,000	76,373
Norsk Hydro ASA	4,164	34,354
Nucor Corp.	1,100	52,756
Outokumpu Oyj	1,228	22,046
OZ Minerals Ltd.	24,439	40,661
Randgold Resources Ltd.(a)	278	22,513
Rio Tinto Ltd.	1,821	159,002
Rio Tinto PLC	6,057	426,513
SSAB AB – Class A	1,547	24,317
Sumitomo Metal Industries Ltd.	14,000	35,575
Sumitomo Metal Mining Co., Ltd.	2,000	37,889
ThyssenKrupp AG	819	34,179
Titanium Metals Corp.(a)	300	5,697
United States Steel Corp.	500	28,745
Voestalpine AG	727	33,615
Xstrata PLC	8,597	196,623

		3,617,346

Paper & Forest Products – 0.1%
International Paper Co.	1,500	41,670
MeadWestvaco Corp.	550	16,143
Nippon Paper Group, Inc.	1,000	27,505
OJI Paper Co., Ltd.	6,000	29,868
Stora Enso Oyj	2,992	33,705
Svenska Cellulosa AB – Class B	1,716	28,359
UPM-Kymmene Oyj	1,790	35,546

		212,796

		6,746,309

392	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Retail – 1.4%
Regional Mall – 0.7%
Alexander’s, Inc.	140	$55,402
CBL & Associates Properties, Inc.	5,690	101,567
General Growth Properties, Inc.	19,500	310,440
Glimcher Realty Trust	4,080	37,536
Macerich Co. (The)	5,370	271,937
Pennsylvania Real Estate Investment Trust	2,210	31,912
Simon Property Group, Inc.	13,070	1,438,223
Taubman Centers, Inc.	1,750	97,090

		2,344,107

Shopping Center/Other Retail – 0.7%
Acadia Realty Trust	1,660	32,868
Bunnings Warehouse Property Trust	17,560	31,624
Calloway Real Estate Investment Trust	4,000	102,064
Capital & Counties Properties PLC	25,580	62,210
Capital Shopping Centres Group	26,480	170,225
Cedar Shopping Centers, Inc.	2,550	15,453
Charter Hall Retail REIT	12,576	41,196
Citycon Oyj	7,580	33,472
Crombie Real Estate Investment Trust	1,400	18,834
Deutsche Euroshop AG	2,115	79,839
Developers Diversified Realty Corp.	10,470	149,721
Development Securities PLC	5,070	16,979
Equity One, Inc.	2,030	38,854
Eurocommercial Properties N.V.	1,590	76,233
Federal Realty Investment Trust	2,530	212,975
First Capital Realty, Inc.	2,680	44,880
Immobiliare Grande Distribuzione	4,900	10,278
Inland Real Estate Corp.	3,500	32,970
Japan Retail Fund Investment Corp.	64	110,156
Kimco Realty Corp.	18,180	352,328
Kite Realty Group Trust	2,600	14,664
Mercialys SA	1,890	71,850
Primaris Retail Real Estate Investment Trust	2,800	58,793
Ramco-Gershenson Properties Trust	1,530	20,670
Regency Centers Corp.	3,420	154,755
RioCan Real Estate Investment Trust (Toronto)	10,300	256,771
Saul Centers, Inc.	590	27,140
Shaftesbury PLC	9,260	71,772
Tanger Factory Outlet Centers	3,340	89,011
Urstadt Biddle Properties, Inc.	800	15,512
Vastned Retail NV	810	57,813
Weingarten Realty Investors	4,970	128,574

		2,600,484

		4,944,591

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	393

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Office – 1.3%
Office – 1.3%
Allied Properties Real Estate Investment Trust	1,700	$38,898
Allreal Holding AG	330	51,040
Alstria Office REIT-AG	1,320	20,219
Befimmo SCA Sicafi	670	55,963
Beni Stabili SpA	39,400	40,421
Boston Properties, Inc.	6,250	599,500
Brandywine Realty Trust	5,400	66,420
Brookfield Properties Corp.	15,500	271,854
CapitaCommercial Trust	86,700	94,135
Castellum AB	7,060	101,005
Champion REIT	103,700	59,691
Charter Hall Office REIT	20,313	66,186
CLS Holdings PLC(a)	1,020	10,115
Cominar Real Estate Investment Trust	2,600	59,062
Commonwealth Property Office Fund	96,290	84,127
CommonWealth REIT	2,930	84,120
Corporate Office Properties Trust	2,750	98,643
Derwent London PLC	4,200	115,912
Douglas Emmett, Inc.	3,790	71,063
Duke Realty Corp.	10,360	145,765
Fabege AB	6,640	71,880
Government Properties Income Trust	1,220	33,147
Great Portland Estates PLC	12,780	80,554
Highwoods Properties, Inc.	2,930	99,415
Hongkong Land Holdings Ltd.	69,000	474,544
Hufvudstaden AB – Class A	6,080	71,307
ING Office Fund	112,230	70,034
Intervest Offices	250	8,260
Japan Prime Realty Investment Corp.	29	80,831
Kilroy Realty Corp.	2,120	82,150
Liberty Property Trust	4,630	156,355
Mack-Cali Realty Corp.	3,220	109,287
Mori Trust Sogo Reit, Inc.	4	41,959
Nomura Real Estate Office Fund, Inc.	13	88,297
Norwegian Property ASA(a)	20,500	36,564
Orix JREIT, Inc.	10	57,687
Parkway Properties, Inc.	900	14,589
Piedmont Office Realty Trust, Inc.	2,900	58,000
PS Business Parks, Inc.	790	49,802
PSP Swiss Property AG(a)	1,830	145,980
SL Green Realty Corp.	3,180	240,821
Societe de la Tour Eiffel	220	19,222
Societe Immobiliere de Location pour l’Industrie et le Commerce	590	76,198
Sponda Oyj	11,410	62,213

394	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Swiss Prime Site AG(a)	1,680	$124,139
Technopolis PLC	2,560	13,942
Tokyo Tatemono Co., Ltd.	12,860	60,706
Vastned Offices/Industrial NV	700	11,785
Workspace Group PLC	47,540	18,548
Zueblin Immobilien Holding AG(a)	1,790	7,804

		4,600,159

Residential – 1.2%
Manufactured Homes – 0.0%
Equity Lifestyle Properties, Inc.	1,240	71,970
Sun Communities, Inc.	790	27,318

		99,288

Multi-Family – 0.9%
Agile Property Holdings Ltd.	57,600	73,097
Apartment Investment & Management Co. – Class A	5,190	133,123
Associated Estates Realty Corp.	1,600	26,000
AvalonBay Communities, Inc.	3,850	465,965
Boardwalk Real Estate Investment Trust	2,000	94,056
BRE Properties, Inc.	2,670	126,852
Camden Property Trust	2,800	165,676
Canadian Apartment Properties REIT	3,200	63,931
China Resources Land Ltd.	88,600	144,671
Colonia Real Estate AG(a)	1,230	9,665
Colonial Properties Trust	3,100	61,101
Conwert Immobilien Invest SE	3,380	56,402
Deutsche Wohnen AG(a)	3,400	51,071
Equity Residential	12,650	697,141
Essex Property Trust, Inc.	1,330	164,627
GAGFAH SA	3,700	43,820
Grainger PLC	12,880	21,178
Home Properties, Inc.	1,550	91,326
Killam Properties, Inc.	1,800	19,435
KWG Property Holding Ltd.	48,000	31,150
Mid-America Apartment Communities, Inc.	1,430	92,907
Northern Property Real Estate Investment Trust	1,100	31,702
Patrizia Immobilien AG(a)	1,000	8,114
Post Properties, Inc.	2,050	79,950
Shenzhen Investment Ltd.	108,800	33,935
Shimao Property Holdings Ltd.	57,700	79,116
UDR, Inc.	7,480	181,914
Wing Tai Holdings Ltd.	24,200	28,265
Yanlord Land Group Ltd.	23,500	25,218

		3,101,408

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	395

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Self Storage – 0.3%
Big Yellow Group PLC	5,450	$28,616
Extra Space Storage, Inc.	3,600	71,100
Public Storage	5,770	647,683
Safestore Holdings PLC	7,640	17,885
Sovran Self Storage, Inc.	1,180	45,784
U-Store-It Trust	3,780	38,745

		849,813

Student Housing – 0.0%
American Campus Communities, Inc.	2,720	90,902
Education Realty Trust, Inc.	2,930	24,173

		115,075

		4,165,584

Telecommunication Services – 1.1%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	20,400	578,952
Belgacom SA	767	28,771
Bezeq Israeli Telecommunication Corp. Ltd.	9,677	26,258
BT Group PLC	32,400	96,235
CenturyLink, Inc.	1,050	43,239
Deutsche Telekom AG	11,846	159,416
Elisa Oyj	1,060	24,216
France Telecom SA	7,747	171,432
Frontier Communications Corp.	3,396	28,832
Hellenic Telecommunications Organization SA	713	7,314
Koninklijke KPN NV	6,761	109,461
Nippon Telegraph & Telephone Corp.	2,000	97,836
PCCW Ltd.	16,000	6,970
Portugal Telecom SGPS SA	1,580	18,432
Qwest Communications International, Inc.	6,000	40,920
Singapore Telecommunications Ltd.	33,000	76,836
Swisscom AG	105	46,359
Tele2 AB – Class B	968	22,102
Telecom Italia SpA (ordinary shares)	39,139	61,105
Telecom Italia SpA (savings shares)	14,099	18,661
Telefonica SA	16,058	408,262
Telekom Austria AG	684	9,768
Telenor ASA	3,467	57,519
TeliaSonera AB	9,382	78,949
Telstra Corp. Ltd.	19,034	54,198
Verizon Communications, Inc.	9,750	359,970
Windstream Corp.	1,650	20,691

		2,652,704

396	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.3%
American Tower Corp. – Class A(a)	1,400	$75,544
KDDI Corp.	12	77,929
MetroPCS Communications, Inc.(a)	900	12,960
Millicom International Cellular SA	366	32,083
Mobistar SA	10	639
NTT DoCoMo, Inc.	64	120,229
Softbank Corp.	3,200	131,565
Sprint Nextel Corp.(a)	10,300	45,011
StarHub Ltd.	1,000	2,063
Vodafone Group PLC	220,086	624,844

		1,122,867

		3,775,571

Utilities – 1.1%
Electric Utilities – 0.6%
Acciona SA	310	30,178
American Electric Power Co., Inc.	1,650	59,037
Chubu Electric Power Co., Inc.	2,700	71,265
Chugoku Electric Power Co., Inc. (The)	1,200	25,741
CLP Holdings Ltd.	8,000	65,161
Contact Energy Ltd.(a)	901	4,175
Duke Energy Corp.	4,550	81,854
E.ON AG	7,525	247,157
EDF SA	1,102	49,137
Edison International	1,100	40,832
EDP – Energias de Portugal SA	4,658	17,671
Enel SpA	27,505	163,910
Entergy Corp.	650	46,280
Exelon Corp.	2,300	96,048
FirstEnergy Corp.	1,416	54,233
Fortum Oyj	1,927	59,675
Hokkaido Electric Power Co., Inc.	100	2,148
Hokuriku Electric Power Co.	1,100	27,735
Hongkong Electric Holdings Ltd.	6,000	39,176
Iberdrola SA	16,866	147,156
Kansai Electric Power Co., Inc. (The)	3,200	84,041
Kyushu Electric Power Co., Inc.	1,600	37,172
NextEra Energy, Inc.	1,450	80,431
Northeast Utilities	600	20,424
Pepco Holdings, Inc.	750	14,048
Pinnacle West Capital Corp.	350	14,780
PPL Corp.	1,650	41,959
Progress Energy, Inc.	1,000	45,710
Red Electrica Corp. SA	368	19,777
Scottish & Southern Energy PLC	3,857	77,679
Shikoku Electric Power Co., Inc.	700	21,187

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	397

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Southern Co.	2,900	$110,519
Terna Rete Elettrica Nazionale SpA	7,340	33,858
Tohoku Electric Power Co., Inc.	1,800	41,936
Tokyo Electric Power Co., Inc. (The)	5,900	152,721
Verbund AG	658	25,198

		2,150,009

Gas Utilities – 0.1%
Enagas	209	4,476
Gas Natural SDG SA	1,654	28,260
Hong Kong & China Gas Co., Ltd.	18,000	40,570
Nicor, Inc.	150	7,911
Oneok, Inc.	350	22,599
Osaka Gas Co., Ltd.	8,000	30,465
Snam Rete Gas SpA	5,586	30,564
Tokyo Gas Co., Ltd.	11,000	49,176

		214,021

Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)(a)	2,250	27,832
Constellation Energy Group, Inc.	700	21,749
EDP Renovaveis SA(a)	4,478	26,885
Electric Power Development Co., Ltd.	200	6,319
Iberdrola Renovables SA	1,621	6,083
International Power PLC	5,295	28,786
NRG Energy, Inc.(a)	850	16,991

		134,645

Multi-Utilities – 0.4%
AGL Energy Ltd.	1,906	28,276
Ameren Corp.	800	22,368
CenterPoint Energy, Inc.	1,450	22,997
Centrica PLC	21,500	118,892
CMS Energy Corp.	800	15,408
Consolidated Edison, Inc.	1,000	49,980
Dominion Resources, Inc.	2,000	91,260
DTE Energy Co.	600	28,248
GDF Suez	5,197	210,793
Integrys Energy Group, Inc.	250	12,243
National Grid PLC	14,467	134,435
NiSource, Inc.	950	18,202
PG&E Corp.	1,350	62,181
Public Service Enterprise Group, Inc.	1,750	57,225
RWE AG	1,750	118,342
SCANA Corp.	400	16,192
Sempra Energy	850	45,245
Suez Environnement Co.	2,173	47,086
TECO Energy, Inc.	700	12,677

398	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

United Utilities Group PLC	4,104	$39,515
Veolia Environnement	828	27,243
Wisconsin Energy Corp.	400	23,680
Xcel Energy, Inc.	1,550	37,107

		1,239,595

Water Utilities – 0.0%
Severn Trent PLC	63	1,524

		3,739,794

Lodging – 0.4%
Lodging – 0.4%
Ashford Hospitality Trust, Inc.(a)	2,110	21,754
CDL Hospitality Trusts	29,500	45,101
DiamondRock Hospitality Co.(a)	6,320	74,323
FelCor Lodging Trust, Inc.(a)	3,990	30,204
Hersha Hospitality Trust	6,990	45,924
Hospitality Properties Trust	5,110	117,530
Host Hotels & Resorts, Inc.	29,610	544,824
InnVest Real Estate Investment Trust	3,700	26,544
Intercontinental Hotels Group PLC	2,079	46,234
LaSalle Hotel Properties	2,950	83,220
Orient-Express Hotels Ltd. – Class A(a)	4,130	52,121
Strategic Hotels & Resorts, Inc.(a)	6,200	40,300
Sunstone Hotel Investors, Inc.(a)	4,880	52,411
Whitbread PLC	1,438	41,663
Wyndham Worldwide Corp.	600	18,768

		1,240,921

Total Common Stocks (cost $106,076,753)		122,909,182

RIGHTS – 0.0%
Financials – 0.0%
Real Estate Management & Development – 0.0%
Bunnings Warehouse Property Trust(a)	3,628	222
IMMOFINANZ AG(a)	6,501	28,707
Wharf Holdings Ltd.(a)	6,250	11,676

		40,605

Telecommunication Services – 0.0%
Diversified Telecommunication Services – 0.0%
TeliaSonera AB(a)	9,382	463

Total Rights (cost $436)		41,068

SHORT-TERM INVESTMENTS – 60.2%
Investment Companies – 59.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b)	207,440,623	207,440,623

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	399

Volatility Management—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

U.S. Treasuries – 0.4%
U.S. Treasury Bill Zero Coupon, 4/28/11	$1,500	$1,499,555

Total Short-Term Investments (cost $208,940,178)		208,940,178

Total Investments – 95.7% (cost $315,017,367)		331,890,428
Other assets less liabilities – 4.3%		14,909,647

Net Assets – 100.0%		$346,800,075

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	3	March 2011	$365,465	$368,519	$3,054
Euro STOXX 50 Futures	30	March 2011	1,175,014	1,247,337	72,323
FTSE 100 Index Futures	7	March 2011	667,194	679,757	12,563
Hang Seng Index Futures	1	March 2011	146,847	149,576	2,729
MSCI EAFE Mini Index Futures	310	March 2011	25,263,645	27,250,550	1,986,905
OMX 30 Index Futures	12	March 2011	215,244	214,143	(1,101)
Russell 2000 Mini Index Futures	132	March 2011	10,212,437	10,862,280	649,843
S&P 500 E Mini Index Futures	2,027	March 2011	125,321,392	134,400,235	9,078,843
S&P Midcap 400 E Mini Index Futures	247	March 2011	22,136,523	23,857,730	1,721,207
Topix Index Futures	6	March 2011	657,796	697,512	39,716

					$13,566,082

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Calyon:
Euro settling 3/15/11	5,404	$7,230,822	$7,456,035	$225,213
Credit Suisse London Branch (GFX):
Euro settling 3/15/11	2,575	3,508,412	3,552,793	44,381
Euro settling 3/15/11	2,779	3,805,813	3,834,257	28,444
State Street Bank and Trust Co.:
Australian Dollar settling 3/15/11	375	367,429	381,196	13,767

400	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 3/15/11	492	$767,185	$799,736	$32,551
Japanese Yen settling 3/15/11	66,386	788,995	811,579	22,584
Swiss Franc settling 3/15/11	352	363,659	378,903	15,244

Sale Contracts:
Royal Bank of Scotland PLC:
Euro settling 3/15/11	21,350	29,109,444	29,457,135	(347,691)
UBS AG:
Euro settling 6/15/11	591	806,721	814,342	(7,621)

TOTAL RETURN SWAP CONTRACTS ON INDICES (see Note C)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	3,007	1-Month USD-LIBOR-BBA Plus a specified spread*	$16,447	4/15/11	Citibank	$172,035
Receive	Russell 2000 Total Return index	1,138	1-Month USD-LIBOR-BBA Less a specified spread*	4,172	5/16/11	Citibank	19,273
Receive	Russell 2000 Total Return index	398	1-Month USD-LIBOR-BBA Less a specified spread*	1,459	4/18/11	Morgan Stanley Capital Services	6,774
Receive	Russell 2000 Total Return index	591	1-Month USD-LIBOR-BBA Less a specified spread*	2,167	6/15/11	Morgan Stanley Capital Services	9,976

							$208,058

*	BBA – British Bankers’ Association

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

FDR	– Fiduciary Depositary Receipt
LIBOR	– London Interbank Offered Rates
REG	– Registered Shares
REIT	– Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	401

Volatility Management—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy will pursue its investment objectives through investing in a combination of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset

1	It should be noted that the information in the fee evaluation was completed on July 23, 2010 and presented to the Board of Directors on August 3-5, 2010.

2	Future references to the Strategies do not include “AllianceBernstein.”

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Global Real Estate Investment Portfolio, International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Inflation Protected Securities Portfolio, High Yield Portfolio and Volatility Management Portfolio.

402	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Boards of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[4]	Advisory Fee
Equal to or less than 60%	0.55%
Greater than 60% and less than 80%	0.60%
Equal to or greater than 80%	0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion	n/a
Assets greater than $2.5 billion and less than $5 billion	10 basis points
Assets greater than $5 billion	15 basis points

4	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Global Real Estate Investment Portfolio will be considered to be invested in equity investments.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	403

Accordingly, under the terms of the Investment Advisory Agreement, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 billion	Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020	0.60%	0.50%	0.45%
2025, 2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios in which the Retirement Strategies invest, although the Retirement Strategies do bear expenses incurred by the Pooling Portfolios, which, for the six month period ending February 28, 2010, approximates to 0.03% of each Strategy’s average net assets for 2000-2025 Retirement Strategies, and 0.02% for 2030-2055 Retirement Strategies.

The Strategies’ net assets on June 30, 2010 are set forth below:

Strategy	06/30/10 Net Assets ($millions)
2000 Retirement Strategy	$27.5
2005 Retirement Strategy	$38.6
2010 Retirement Strategy	$162.4
2015 Retirement Strategy	$285.2
2020 Retirement Strategy	$359.8
2025 Retirement Strategy	$296.8
2030 Retirement Strategy	$259.7
2035 Retirement Strategy	$176.8
2040 Retirement Strategy	$152.1
2045 Retirement Strategy	$97.6
2050 Retirement Strategy	$15.6
2055 Retirement Strategy	$3.5

404	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, in dollars and as a percentage of average daily net assets, which the Adviser received during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy[5]	$77,266	0.36%
2005 Retirement Strategy[5]	$77,266	0.19%
2010 Retirement Strategy	$77,266	0.05%
2015 Retirement Strategy	$77,266	0.03%
2020 Retirement Strategy	$77,266	0.03%
2025 Retirement Strategy	$77,266	0.03%
2030 Retirement Strategy	$77,266	0.04%
2035 Retirement Strategy	$77,266	0.06%
2040 Retirement Strategy	$77,266	0.07%
2045 Retirement Strategy[6]	$77,266	0.12%
2050 Retirement Strategy[5]	$77,266	1.34%
2055 Retirement Strategy[5]	$77,266	5.01%

The Adviser agreed to waive that portion of its management fees and/or reimburse the Retirement Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ current fiscal year. The waiver is terminable by the Adviser at the end of the Retirement Strategies’ fiscal year, August 31, upon at least 60 days written notice. The expense cap shown below includes the blended expense ratios of the Pooling Portfolios (i.e., the Retirement Strategies’ underlying expense ratios). For the six months ended February 28, 2010, each of the 2000-2025 Retirement Strategies had a blended underlying expense ratio of 0.03%, and each of 2030-2055 Retirement Strategies had a blended underlying expense ratio of 0.02%. Also set forth below are the Retirement

5	For the most recently completed fiscal year, the expense reimbursement amount was waived in its entirety by the Adviser.

6	The Adviser waived $64,425 of the expense reimbursement.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	405

Strategies’ gross expense ratios for the most recent semi-annual period:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 02/28/10[7]	Fiscal Year End
2000 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.86% 1.56% 1.56% 1.06% 0.81% 0.56% 0.56%	2.32% 3.14% 3.04% 2.51% 2.22% 1.88% 2.03%	August 31

2005 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.92% 1.62% 1.62% 1.12% 0.87% 0.62% 0.62%	1.72% 2.44% 2.43% 1.98% 1.73% 1.41% 1.42%	August 31

2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94% 1.64% 1.64% 1.14% 0.89% 0.64% 0.64%	1.22% 1.96% 1.95% 1.56% 1.25% 0.91% 0.92%	August 31

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98% 1.68% 1.68% 1.18% 0.93% 0.68% 0.68%	1.14% 1.88% 1.87% 1.49% 1.19% 0.81% 0.84%	August 31

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02% 1.72% 1.72% 1.22% 0.97% 0.72% 0.72%	1.14% 1.88% 1.87% 1.49% 1.18% 0.83% 0.84%	August 31

2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04% 1.74% 1.74% 1.24% 0.99% 0.74% 0.74%	1.21% 1.96% 1.94% 1.55% 1.24% 0.91% 0.91%	August 31

7	Annualized.

406	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 02/28/10[7]	Fiscal Year End
2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.24% 1.99% 1.97% 1.56% 1.24% 0.91% 0.94%	August 31

2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.30% 2.05% 2.03% 1.61% 1.30% 0.97% 1.00%	August 31

2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.35% 2.10% 2.10% 1.64% 1.33% 1.00% 1.05%	August 31

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.51% 2.30% 2.26% 1.76% 1.45% 1.11% 1.21%	August 31

2050 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	4.06% 4.90% 4.78% 3.91% 3.64% 3.27% 3.78%	August 31

2055 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	13.66% 14.52% 14.68% 11.88% 11.66% 11.39% 13.46%	August 31

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	407

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a

408	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

similar investment style as the Retirement Strategies.8 In addition to the AllianceBernstein Institutional fee schedule, set forth below is a comparison of the advisory fees for the Retirement Strategies and what would have been the effective advisory fees of the Strategies had the AllianceBernstein Institutional fee schedule been applicable to the Strategies based on June 30, 2010 net assets:

AB Institutional Fee Schedule	Strategy	Net Assets 06/30/10 ($MM)		AB Inst. Fee (%)	Advisory Fee (%)[9]

Target Date—All Active

75 bp on 1st $25 million

60 bp on next $25 million

50 bp on next $50 million

40 bp on next $100 million

35 bp on the balance

+Other operating expenses (capped)

Minimum Account Size:

$50M or plan assets of $500M

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

		$ $ $ $ $ $ $ $ $ $ $ $	27.5 38.6 162.4 285.2 359.8 296.8 259.7 176.8 152.1 97.6 15.6 3.5	0.736% 0.697% 0.515% 0.451% 0.430% 0.447% 0.461% 0.506% 0.523% 0.590% 0.750% 0.750%	0.550% 0.550% 0.550% 0.600% 0.600% 0.650% 0.650% 0.650% 0.650% 0.650% 0.650% 0.650%

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Retirement Strategies with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included each Retirement Strategy’s ranking with respect to the contractual management fee relative to the median of

8	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

9	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.

10	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	409

each Strategy’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the subject Strategy.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type, similar 12b-1/non 12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EGs for Retirement Strategies 2015, 2025, 2035, 2045, 2050, 2055 had an insufficient number of peers in Lipper’s view. Consequently, Lipper expanded the EGs of those Strategies to include other out-of-category target date peers in addition to their respective in-category target date peers.

Strategy	Contractual Management Fee (%)[13]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy	0.550	0.647	3/10
2005 Retirement Strategy	0.550	0.647	3/10
2010 Retirement Strategy	0.550	0.647	3/10
2015 Retirement Strategy	0.600	0.699	1/9
2020 Retirement Strategy	0.600	0.699	1/9
2025 Retirement Strategy	0.650	0.751	1/8
2030 Retirement Strategy	0.650	0.760	1/8
2035 Retirement Strategy	0.650	0.760	1/9
2040 Retirement Strategy	0.650	0.771	1/8
2045 Retirement Strategy	0.650	0.748	3/10
2050 Retirement Strategy	0.650	0.849	1/9
2055 Retirement Strategy	0.650	0.861	1/10

Set forth below is a comparison of the Retirement Strategies’ total expense ratios provided by Lipper (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown.

11	Note that Lipper does not consider average account size when constructing EGs. As the Directors are aware, funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.

12	The contractual management fee is calculated by Lipper using the Retirement Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Retirement Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Retirement Strategy had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Retirement Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

410	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009, when equity markets declined substantially, and conversely through the remainder of 2009, when equity markets rallied the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.14

Strategy	Total Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank
2000 Retirement Strategy	0.860	1.187	1/10
2005 Retirement Strategy	0.918	1.187	3/10
2010 Retirement Strategy	0.939	1.187	3/10
2015 Retirement Strategy	0.983	1.321	2/9
2020 Retirement Strategy	1.016	1.321	2/9
2025 Retirement Strategy	1.037	1.359	1/8
2030 Retirement Strategy	1.065	1.364	1/8
2035 Retirement Strategy	1.061	1.381	1/9
2040 Retirement Strategy	1.058	1.391	1/8
2045 Retirement Strategy	1.064	1.315	2/10
2050 Retirement Strategy	1.060	1.360	1/9
2055 Retirement Strategy	1.061	1.375	2/10

Based on the information provided, the contractual management fees and the total expense ratios of the Retirement Strategies are lower than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 4, 2010 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Retirement Strategies. See discussion below in Section IV.

14	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

15	The total expense ratios (inclusive of the Strategies’ underlying expenses) shown are for the Retirement Strategies’ Class A shares.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	411

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Retirement Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s overall profitability pertaining to the Retirement Strategies in the aggregate was negative in 2009.

In addition to the Adviser’s future direct profits from managing the Retirement Strategies, certain of the Adviser’s affiliates may have a business relationship with the Strategies and may benefit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Retirement Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates may provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), the Strategies’ distribution and affiliate of the Adviser, retained the following front-end load sales charges from sales of Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$25
2005 Retirement Strategy	$61
2010 Retirement Strategy	$1,042
2015 Retirement Strategy	$1,043
2020 Retirement Strategy	$2,007
2025 Retirement Strategy	$1,159
2030 Retirement Strategy	$1,939
2035 Retirement Strategy	$1,554
2040 Retirement Strategy	$704
2045 Retirement Strategy	$563
2050 Retirement Strategy	$168
2055 Retirement Strategy	$48

412	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ABI received the following Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$62,055	$1,722
2005 Retirement Strategy	$124,697	$1,351
2010 Retirement Strategy	$389,508	$6,227
2015 Retirement Strategy	$612,171	$7,756
2020 Retirement Strategy	$780,531	$12,693
2025 Retirement Strategy	$636,706	$7,073
2030 Retirement Strategy	$567,466	$9,904
2035 Retirement Strategy	$373,498	$4,307
2040 Retirement Strategy	$320,263	$5,040
2045 Retirement Strategy	$187,682	$3,893
2050 Retirement Strategy	$15,394	$348
2055 Retirement Strategy	$4,281	$588

The Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

Strategy	ABIS Fee	Expense Offset[16]
2000 Retirement Strategy	$18,003	$19
2005 Retirement Strategy	$18,423	$24
2010 Retirement Strategy	$56,042	$53
2015 Retirement Strategy	$86,759	$79
2020 Retirement Strategy	$110,536	$96
2025 Retirement Strategy	$90,533	$95
2030 Retirement Strategy	$86,309	$93
2035 Retirement Strategy	$60,273	$85
2040 Retirement Strategy	$57,331	$80
2045 Retirement Strategy	$43,382	$74
2050 Retirement Strategy	$18,099	$11
2055 Retirement Strategy	$18,100	$7

16	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balances that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	413

There are no portfolio transactions for the Retirement Strategies since they pursue their investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. The Adviser profits directly from any of the Pooling Portfolios that effect brokerage transactions through and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC and/or its U.K. affiliate, Sanford C. Bernstein Limited, collectively “SCB.” During the Pooling Portfolios’ most recently completed fiscal year, none of the Pooling Portfolios effected brokerage transactions or paid commissions to SCB. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,17 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics.19 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results

17	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

18	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

19	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

414	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $458 billion as of June 30, 2010, the Adviser has the investment experience to manage the Strategies and to provide the non-investment services to the Strategies.

The information prepared by Lipper shows the 1 and 3 year performance returns21 and ranking of each Retirement Strategy relative to its Lipper Performance Group (“PG”)22 and Lipper Performance Universe (“PU”)23 for the periods ended May 31, 2010.

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	15.30	15.30	15.54	5/10	14/25
3 year	-2.85	-2.39	-2.19	6/8	14/21

2005 Retirement Strategy
1 year	16.78	15.45	15.54	3/10	7/25
3 year	-4.19	-2.39	-2.19	7/8	17/21

2010 Retirement Strategy
1 year	18.19	15.89	15.54	3/10	4/25
3 year	-5.51	-2.19	-2.19	8/9	19/21

2015 Retirement Strategy
1 year	18.73	18.56	15.13	2/4	4/21
3 year	-6.89	-4.38	-3.10	4/4	14/17

21	The performance returns of the Strategies shown were provided by the Adviser. Lipper maintains its own database for performance of the Strategies. Rounding differences may cause the Adviser’s performance returns for the Strategies to be one or two basis points different from Lipper’s own returns. To maintain consistency, the Adviser’s returns for the Strategies are shown instead of Lipper’s.

22	The Strategies PGs/PUs may not be identical to the Strategies EGs/EUs as the criteria for including/excluding a fund in/from an EG/EU is different from that of PG/PU.

23	The PU for each Strategy includes the Strategy and all funds of the same Lipper classification/objective and load type as the Strategy. In contrast to the PG, the PU allows for the inclusion of multiple funds managed by the same investment adviser.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	415

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2020 Retirement Strategy
1 year	19.49	19.10	16.03	3/9	3/28
3 year	-8.23	-5.35	-5.04	7/8	19/21

2025 Retirement Strategy
1 year	19.65	19.79	18.10	5/8	5/13
3 year	-9.29	-7.57	-6.76	7/7	8/9

2030 Retirement Strategy
1 year	18.92	19.56	17.86	7/8	10/26
3 year	-10.01	-7.73	-7.52	7/7	18/20

2035 Retirement Strategy
1 year	17.95	19.62	18.78	3/3	9/12
3 year	-10.70	-8.42	-7.96	3/3	9/9

2040 Retirement Strategy
1 year	17.68	19.27	18.60	7/8	19/29
3 year	-10.72	-8.71	-8.61	7/7	20/20

2045 Retirement Strategy
1 year	17.33	19.95	18.49	4/4	12/14
3 year	-10.92	-8.44	-8.76	4/4	11/11

2050 Retirement Strategy
1 year	17.67	18.43	18.71	6/8	13/19

2055 Retirement Strategy
1 year	17.44	18.43	18.71	6/8	14/19

416	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The table below shows the 1 and 3 year and since inception performance returns of the Strategies (in bold) versus their composite benchmarks.24

	Periods Ending May 31, 2010 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	Since Inception (%)
2000 Retirement Strategy	15.30	-2.85	2.41
Composite Index	13.49	-1.73	3.24
Inception Date: September 1, 2005

2005 Retirement Strategy	16.78	-4.19	1.85
Composite Index	15.57	-3.26	2.79
Inception Date: September 1, 2005

2010 Retirement Strategy	18.19	-5.51	1.41
Composite Index	17.43	-4.62	2.34
Inception Date: September 1, 2005

2015 Retirement Strategy	18.73	-6.89	0.96
Composite Index	18.16	-5.80	1.93
Inception Date: September 1, 2005

2020 Retirement Strategy	19.49	-8.23	0.40
Composite Index	18.86	-6.99	1.50
Inception Date: September 1, 2005

2025 Retirement Strategy	19.65	-9.29	0.36
Composite Index	19.39	-7.96	1.18
Inception Date: September 1, 2005

2030 Retirement Strategy	18.92	-10.01	-0.30
Composite Index	18.93	-8.65	0.98
Inception Date: September 1, 2005

2035 Retirement Strategy	17.95	-10.70	-0.66
Composite Index	18.25	-9.25	0.64
Inception Date: September 1, 2005

2040 Retirement Strategy	17.68	-10.72	-0.45
Composite Index	18.13	-9.28	0.62
Inception Date: September 1, 2005

24	The composite benchmark is derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net); for real estate investment trusts (REITs), FTSE EPRA/NAREIT Developed Index, for intermediate bonds, Barclays Capital (BC) U.S. Aggregate Index; for short-term bonds, Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation Protected Securities, BC 1-10 Year TIPS Index; for Volatility Management, S&P 500 Stock Index; and for high yield bonds, BC High Yield (2% constrained) Index.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	417

	Periods Ending May 31, 2010 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	Since Inception (%)
2045 Retirement Strategy	17.33	-10.92	-0.65
Composite Index	18.03	-9.31	0.60
Inception Date: September 1, 2005

2050 Retirement Strategy	17.67	N/A	-8.49
Composite Index	18.02	N/A	-8.97
Inception Date: June 29, 2007

2055 Retirement Strategy	17.44	N/A	-9.12
Composite Index	18.02	N/A	-8.97
Inception Date: June 29, 2007

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 23, 2010

418	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	419

AllianceBernstein Family of Funds

NOTES

420	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	421

NOTES

422	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	423

NOTES

424	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

RS-00-55-0152-0211

SEMI-ANNUAL REPORT

AllianceBernstein Blended Style Funds

U.S. Large Cap Portfolio

February 28, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 25, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio (the “Fund”) for the semi-annual reporting period ended February 28, 2011. The Fund invests in the AllianceBernstein Pooling Portfolios and the Pooling Portfolios’ investment adviser (the “Adviser”) is AllianceBernstein L.P.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund will seek to achieve its investment objective by investing in two portfolios, AllianceBernstein U.S. Value Portfolio and AllianceBernstein U.S. Large Cap Growth Portfolio of the AllianceBernstein Pooling Portfolios, representing value and growth equity investment styles (the “Underlying Portfolios”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Underlying Portfolios that invest in large capitalization companies. By investing in the Underlying Portfolios, the Adviser efficiently diversifies the Fund between value and growth styles. Normally, approximately 50% of the value of the Fund’s investments in the Underlying Portfolios will consist of value stocks and 50% of growth stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, the Adviser will rebalance the investments in the Underlying Portfolios as necessary to maintain this targeted allocation. Performance for each of the Underlying Portfolios compared to its benchmark, plus additional performance, may be found on page 7.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (S&P) 500 Stock Index, for the six- and 12-month periods ended February 28, 2011.

The Fund outperformed the benchmark during the six-month period ended February 28, 2011, but underperformed during the 12-month period ended February 28, 2011, without sales charges. The Fund’s value portfolio (the U.S. Value Underlying Portfolio) and growth portfolio (the U.S. Large Cap Growth Underlying Portfolio) outperformed their respective benchmarks, the Russell 1000 Value Index and the Russell 1000 Growth Index, during the six-month period, and both underperformed their respective benchmarks during the 12-month period.

For the six-month period, security selection drove most of the Fund’s premium to the benchmark. Stock selection in materials holdings contributed most, while health care was the only sector in which stock selection meaningfully detracted. In terms of sector selection, an underweight in utilities contributed, but was partially offset by the negative impact of holding operational cash.

For the 12-month period, stock selection depressed performance. Financials and health care holdings were among the largest detractors, while technology and materials holdings led the contributors. Sector positioning contributed modestly to

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	1

performance, most notably the overweight position in consumer discretionary and underweight in consumer staples. Operational cash was the biggest drag on results at the sector level.

The Fund did not utilize leverage or derivatives during either the six- or 12-month periods.

Market Review and Investment Strategy

Despite challenges that threatened to slow the global economic recovery, equity markets, as measured by the S&P 500 Stock Index, delivered strong gains, rising 22.58% for the 12-month period ended February 28, 2011. Regulatory reform, the European sovereign debt crisis and fears of a double-dip recession resulted in a steep decline in equity markets in the second quarter of 2010. No sector was immune from the selloff, with economically sensitive sectors such as materials, energy, industrials and technology hit the hardest, along with financials, which were also weighed down by concerns about regulatory reform. Actions taken by policy makers in the third quarter, notably the

European Central Bank’s deal with Greece in July and U.S. Federal Reserve Chairman Ben Bernanke’s announcement of plans to inject liquidity into the financial markets in August, ignited another rally. This continued through the rest of 2010 and the first two months of 2011, aided by the market response in December to the U.S. tax package and encouraging economic data.

The Fund’s Blend Strategies Team (the “Team”) believes equity markets remain attractively valued versus their own history and are even more compelling versus the fixed-income alternative. The opportunity to add value through research-based active management is also large. Two years after the market collapse, risk-averse investors have focused on macroeconomic trends and hedging equity risk, resulting in pricing anomalies that the Team seeks to identify and exploit. As a result of the complementary attributes of the U.S. Value and U.S. Large Cap Growth Underlying Portfolios, the Team believes the Fund offers above-average growth potential at market-like valuations.

2	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Standard & Poor’s (S&P®) 500 Stock, Russell 1000® Value and Russell 1000® Growth Indices do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. The Russell 1000 Value Index represents the performance of 1000 large-cap value companies within the U.S. The Russell 1000 Growth Index represents the performance of 1000 large-cap growth companies within the U.S. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Allocating to different types of assets may have a large impact on returns if one of these asset classes significantly underperforms the others. The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio*
Class A	30.36%	18.74%

Class B**	29.88%	17.98%

Class C	30.01%	17.95%

Advisor Class†	30.57%	19.21%

Class R†	30.18%	18.51%

Class K†	30.26%	18.87%

Class I†	30.59%	19.27%

S&P 500 Stock Index	27.73%	22.58%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the 12-month period ended February 28, 2011 by 0.01% for all share classes.

**  Effective January 31, 2009, Class B Shares are no longer available for purchase to new investors. Please see Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page.)

4	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	18.74%	13.68%
5 Years	-0.41%	-1.27%
Since Inception*	4.21%	3.69%

Class B Shares
1 Year	17.98%	13.98%
5 Years	-1.12%	-1.12%
Since Inception*	3.52%	3.52%

Class C Shares
1 Year	17.95%	16.95%
5 Years	-1.12%	-1.12%
Since Inception*	3.49%	3.49%

Advisor Class Shares†
1 Year	19.21%	19.21%
5 Years	-0.14%	-0.14%
Since Inception*	4.53%	4.53%

Class R Shares†
1 Year	18.51%	18.51%
5 Years	-0.62%	-0.62%
Since Inception*	1.89%	1.89%

Class K Shares†
1 Year	18.87%	18.87%
5 Years	-0.39%	-0.39%
Since Inception*	1.89%	1.89%

Class I Shares†
1 Year	19.27%	19.27%
5 Years	-0.03%	-0.03%
Since Inception*	2.24%	2.24%

The Fund’s current prospectus fee table shows the Fund’s total annual expense ratios as 1.97%, 2.73%, 2.70%, 1.67%, 2.13%, 1.91% and 1.50% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for Class R, Class K, and Class I are listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	6.91%
5 Years	-1.38%
Since Inception*	3.63%

Class B Shares
1 Year	6.76%
5 Years	-1.24%
Since Inception*	3.46%

Class C Shares
1 Year	9.75%
5 Years	-1.22%
Since Inception*	3.41%

Advisor Class Shares†
1 Year	12.01%
5 Years	-0.21%
Since Inception*	4.47%

Class R Shares†
1 Year	11.28%
5 Years	-0.72%
Since Inception*	1.84%

Class K Shares†
1 Year	11.58%
5 Years	-0.48%
Since Inception*	1.83%

Class I Shares†
1 Year	12.02%
5 Years	-0.14%
Since Inception*	2.17%

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for Class R, Class K, and Class I are listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	28.17%	19.69%

Russell 1000 Value Index	26.30%	22.16%

AllianceBernstein U.S. Large Cap Growth Portfolio	34.44%	21.61%

Russell 1000 Growth Index	31.04%	24.94%

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
NAV/SEC Returns†
AllianceBernstein U.S. Value Portfolio
1 Year	19.69%
5 Years	0.10%
Since Inception(a)	1.90%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	21.61%
5 Years	1.83%
Since Inception(a)	4.88%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns
AllianceBernstein U.S. Value Portfolio
1 Year	12.12%
5 Years	-0.09%
Since Inception(a)	1.88%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	14.62%
5 Years	1.83%
Since Inception(a)	4.78%

*	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of AllianceBernstein that seek a blend of asset classes for investment. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The AllianceBernstein Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein Funds which invest in these Underlying Portfolios.

(a)	Inception date: 5/20/05.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2010		Ending Account Value February 28, 2011		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,303.64	$1,016.66	$9.37	$8.20
Class B	$1,000	$1,000	$1,298.82	$1,013.19	$13.34	$11.68
Class C	$1,000	$1,000	$1,300.14	$1,013.19	$13.35	$11.68
Advisor Class	$1,000	$1,000	$1,305.69	$1,018.15	$7.66	$6.71
Class R	$1,000	$1,000	$1,301.79	$1,015.67	$10.50	$9.20
Class K	$1,000	$1,000	$1,302.64	$1,016.91	$9.08	$7.95
Class I	$1,000	$1,000	$1,305.87	$1,018.15	$7.66	$6.71
*	Expenses are equal to the classes’ annualized expense ratios of 1.64%, 2.34%, 2.34%, 1.34%, 1.84%, 1.59% and 1.34%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Fund invests are not included herein.

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Fund Expenses

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $46.8

*	All data are as of February 28, 2011. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in the AllianceBernstein Underlying Portfolios. For more details regarding the Fund’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 33-43.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	9

Portfolio Summary

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.4%
The AllianceBernstein Pooling Portfolios - Equity – 100.4%
U.S. Large Cap Growth Portfolio	1,960,131	$23,443,163
U.S. Value Portfolio	2,588,759	23,557,711

Total Investments – 100.4% (cost $38,250,176)		47,000,874
Other assets less liabilities – (0.4)%		(180,053)

Net Assets – 100.0%		$46,820,821

See notes to financial statements.

10	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2011 (unaudited)

Assets
Investments in affiliated Underlying Portfolios, at value (cost $38,250,176)	$47,000,874
Receivable for capital stock sold	330,617
Receivable for investments sold	75,807

Total assets	47,407,298

Liabilities
Payable for capital stock redeemed	456,047
Distribution fee payable	19,874
Administrative fee payable	8,376
Transfer Agent fee payable	7,515
Advisory fee payable	974
Accrued expenses	93,691

Total liabilities	586,477

Net Assets	$46,820,821

Composition of Net Assets
Capital stock, at par	$4,586
Additional paid-in capital	45,732,468
Accumulated net investment loss	(65,457)
Accumulated net realized loss on investment transactions	(7,601,474)
Net unrealized appreciation on investments	8,750,698

$46,820,821

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$24,240,972	2,333,103	$10.39	*

B	$8,694,801	877,568	$9.91

C	$9,202,933	928,005	$9.92

Advisor	$2,732,647	258,941	$10.55

R	$99,230	9,744	$10.18

K	$1,850,138	179,051	$10.33

I	$100.42	9.599	$10.46

*	The maximum offering price per share for Class A shares was $10.85 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	11

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (unaudited)

Investment Income
Income distributions from affiliated Underlying Portfolios		$359,700

Expenses
Advisory fee (see Note B)	$145,254
Distribution fee—Class A	30,903
Distribution fee—Class B	47,251
Distribution fee—Class C	45,153
Distribution fee—Class R	221
Distribution fee—Class K	2,183
Transfer agency—Class A	25,599
Transfer agency—Class B	14,547
Transfer agency—Class C	12,332
Transfer agency—Advisor Class	3,413
Transfer agency—Class R	82
Transfer agency—Class K	1,747
Transfer agency—Class I	248
Registration fees	51,000
Administrative	32,741
Custodian	29,684
Directors’ fees	25,488
Legal	22,696
Printing	20,606
Audit	14,085
Miscellaneous	18,331

Total expenses	543,564
Less: expenses waived and reimbursed by the Adviser (see Note B)	(118,407)

Net expenses		425,157

Net investment loss		(65,457)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		745,248
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		11,003,710

Net gain on investment transactions		11,748,958

Net Increase in Net Assets from Operations		$11,683,501

See notes to financial statements.

12	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(65,457)		$(117,839)
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	745,248		(70,963)
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	11,003,710		190,793

Net increase in net assets from operations	11,683,501		1,991
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	– 0	–	(69,708)
Class B	– 0	–	(37,724)
Class C	– 0	–	(34,122)
Advisor Class	– 0	–	(12,837)
Class R	– 0	–	(339)
Class K	– 0	–	(4,724)
Class I	– 0	–	(4,683)
Capital Stock Transactions
Net decrease	(5,777,186)		(15,456,099)

Total increase (decrease)	5,906,315		(15,618,245)
Net Assets
Beginning of period	40,914,506		56,532,751

End of period (including accumulated net investment loss of ($65,457) and ($0), respectively)	$46,820,821		$40,914,506

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	13

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2011 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Blended Style Series, Inc. (the “Company”) was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Company operates as a series company currently comprised of the U.S. Large Cap Portfolio (the “Fund”) and the twelve portfolios of the AllianceBernstein Retirement Strategies (the “Funds”). Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the U.S. Large Cap Portfolio. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Fund invests primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). On May 20, 2005 the Fund acquired shares of the Underlying Portfolios through a tax-free exchange of Fund investment securities at cost for shares of beneficial interest of the Underlying Portfolios. The transfer had no impact on the Fund’s net assets. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during

14	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Underlying Portfolios	Level 1	Level 2	Level 3	Total
Investment Companies	$47,000,874	$—	$—	$47,000,874

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	15

Notes to Financial Statements

taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Fund in proportion to their net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses on an annual basis (including expenses of the Underlying Portfolios) to 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares, 1.35% of average daily net assets for Advisor Class shares, 1.85% of average daily net assets for Class R shares, 1.60% of average daily net assets for Class K shares and 1.35% of average daily net assets for Class I shares (the “Expense Caps”). For the six months ended February 28, 2011, such reimbursement amounted to $118,407. The Expense Caps were removed on January 1, 2009 and were reinstated on September 1, 2009. The current Expense Caps may be removed at any time.

16	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2011, such fee amounted to $32,741.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $20,924 for the six months ended February 28, 2011.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $416 from the sale of Class A shares and received $68, $929 and $266 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2011.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $0, $12,397, $1,233, and $12,847 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	17

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios, aggregated $2,139,259 and $7,972,105, respectively, for the six months ended February 28, 2011.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$8,750,698
Gross unrealized depreciation	– 0	–

Net unrealized appreciation	$8,750,698

1. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. The Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

18	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital stock for each class were as follows:

	Shares			Amount
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31, 2010

Class A
Shares sold	231,838		241,864	$2,321,259		$2,133,080

Shares issued in reinvestment of distributions	– 0	–	7,527	– 0	–	65,259

Shares converted from Class B	215,714		101,515	2,032,082		863,433

Shares redeemed	(290,866)		(1,101,348)	(2,783,343)		(9,544,819)

Net increase (decrease)	156,686		(750,442)	$1,569,998		$(6,483,047)

Class B
Shares sold	11,617		34,789	$104,262		$291,509

Shares issued in reinvestment of distributions	– 0	–	4,188	– 0	–	34,929

Shares converted to Class A	(225,836)		(105,806)	(2,032,082)		(863,433)

Shares redeemed	(143,023)		(343,716)	(1,280,806)		(2,882,233)

Net decrease	(357,242)		(410,545)	$(3,208,626)		$(3,419,228)

Class C
Shares sold	26,409		48,404	$236,675		$408,321

Shares issued in reinvestment of distributions	– 0	–	3,738	– 0	–	31,217

Shares redeemed	(202,962)		(420,632)	(1,820,311)		(3,518,456)

Net decrease	(176,553)		(368,490)	$(1,583,636)		$(3,078,918)

Advisor Class
Shares sold	14,383		72,259	$136,546		$629,657

Shares issued in reinvestment of distributions	– 0	–	1,169	– 0	–	10,248

Shares redeemed	(79,227)		(336,615)	(751,339)		(2,927,082)

Net decrease	(64,844)		(263,187)	$(614,793)		$(2,287,177)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	19

Notes to Financial Statements

	Shares				Amount
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31, 2010		Six Months Ended February 28, 2011 (unaudited)			Year Ended August 31, 2010
Class R
Shares sold	844		6,638			$7,967		$57,420

Shares issued in reinvestment of distributions	– 0	–	37			– 0	–	319

Shares redeemed	(679)		(10,026)			(6,408)		(90,145)

Net increase (decrease)	165		(3,351)			$1,559		$(32,406)

Class K
Shares sold	18,357		55,361			$171,481		$480,974

Shares issued in reinvestment of distributions	– 0	–	549			– 0	–	4,724

Shares redeemed	(30,808)		(76,145)			(294,902)		(645,704)

Net decrease	(12,451)		(20,235)			$(123,421)		$(160,006)

Class I
Shares issued in reinvestment of distributions	– 0	–	539		$	– 0	–	$4,683

Shares redeemed	(187,837)		– 0	–		(1,818,267)		– 0	–

Net increase (decrease)	(187,837)		539			$(1,818,267)		$4,683

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

20	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009 were as follows:

	2010			2009
Distributions paid from:
Ordinary income	$	– 0	–	$449,402
Long-term capital gains		164,137		4,989,585

Total taxable distributions		164,137		5,438,987
Tax return of capital		– 0	–	8,742

Total distributions paid		$164,137		$5,447,729

As of August 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(6,538,387	)(a)
Unrealized appreciation/(depreciation)	(4,061,348	)(b)

Total accumulated earnings/(deficit)	$(10,599,735)

(a)	On August 31, 2010, the Fund had a capital loss carryover for federal income tax purposes of $6,538,387 which expires in the year 2018.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	21

Notes to Financial Statements

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 7.97	$ 8.15	$ 11.11	$ 14.18	$ 13.31	$ 12.89

Income From Investment Operations
Net investment income (loss)(a)	(.00	)(b)(c)	.00	(b)(c)	.05	(c)	.12	.07	(c)	(.02	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.42	(.15)	(2.24)	(2.18)	1.59	.98

Net increase (decrease) in net asset value from operations	2.42	(.15)	(2.19)	(2.06)	1.66	.96

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.12)	(.13)	(.00	)(b)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.77)	(1.01)	(.79)	(.54)

Net asset value, end of period	$ 10.39	$ 7.97	$ 8.15	$ 11.11	$ 14.18	$ 13.31

Total Return
Total investment return based on net asset value(d)	30.36%	(1.93	)%*	(18.45)%	(15.55)%	12.70%	7.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,241	$17,349	$23,852	$35,039	$50,062	$51,188
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.64	%(f)(g)	1.64	%(g)	1.82%	1.42%	1.31%	1.36	%(g)
Expenses, before waivers/reimbursements(e)	2.16	%(f)(g)	1.96	%(g)	1.92%	1.42%	1.34%	1.41	%(g)
Net investment income (loss)	(.10	)%(c)(f)(g)	.05	%(c)(g)	.66	%(c)	.95%	.52	%(c)	(.13	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	23

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 7.63	$ 7.85	$ 10.68	$ 13.65	$ 12.93	$ 12.63

Income From Investment Operations
Net investment income (loss)(a)	(.03	)(c)	(.05	)(c)	(.00	)(b)(c)	.03	(.02	)(c)	(.11	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.31	(.14)	(2.16)	(2.11)	1.53	.95

Net increase (decrease) in net asset value from operations	2.28	(.19)	(2.16)	(2.08)	1.51	.84

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.02)	(.01)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.67)	(.89)	(.79)	(.54)

Net asset value, end of period	$ 9.91	$ 7.63	$ 7.85	$ 10.68	$ 13.65	$ 12.93

Total Return
Total investment return based on net asset value(d)	29.88%	(2.51	)%*	(19.07)%	(16.19)%	11.86%	6.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,695	$9,418	$12,921	$23,762	$42,459	$51,945
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.34	%(f)(g)	2.34	%(g)	2.55%	2.16%	2.04%	2.09	%(g)
Expenses, before waivers/reimbursements(e)	2.91	%(f)(g)	2.72	%(g)	2.69%	2.16%	2.07%	2.14	%(g)
Net investment income (loss)	(.71	)%(c)(f)(g)	(.65	)%(c)(g)	0	%(c)(h)	.24%	(.18	)%(c)	(.84	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

24	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 7.63	$ 7.86	$ 10.69	$ 13.66	$ 12.93	$ 12.63

Income From Investment Operations
Net investment income (loss)(a)	(.03	)(c)	(.05	)(c)	(.00	)(b)(c)	.03	(.03	)(c)	(.11	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.32	(.15)	(2.16)	(2.11)	1.55	.95

Net increase (decrease) in net asset value from operations	2.29	(.20)	(2.16)	(2.08)	1.52	.84

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.02)	(.01)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.67)	(.89)	(.79)	(.54)

Net asset value, end of period	$ 9.92	$ 7.63	$ 7.86	$ 10.69	$ 13.66	$ 12.93

Total Return
Total investment return based on net asset value(d)	30.01%	(2.64	)%*	(19.05)%	(16.18)%	11.95%	6.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,203	$8,434	$11,579	$19,192	$31,101	$32,904
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.34	%(f)(g)	2.34	%(g)	2.53%	2.13%	2.02%	2.07	%(g)
Expenses, before waivers/reimbursements(e)	2.88	%(f)(g)	2.69	%(g)	2.65%	2.13%	2.05%	2.12	%(g)
Net investment income (loss)	(.71	)%(c)(f)(g)	(.64	)%(c)(g)	(.02	)%(c)	.25%	(.19	)%(c)	(.83	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	25

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 8.08	$ 8.24	$ 11.24	$ 14.35	$ 13.46	$ 12.99

Income From Investment Operations
Net investment income(a)	.01	(c)	.03	(c)	.09	(c)	.20	.07	(c)	.03	(c)
Net realized and unrealized gain (loss) on investment transactions	2.46	(.16)	(2.29)	(2.25)	1.66	.98

Net increase (decrease) in net asset value from operations	2.47	(.13)	(2.20)	(2.05)	1.73	1.01

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.15)	(.18)	(.05)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.80)	(1.06)	(.84)	(.54)

Net asset value, end of period	$ 10.55	$ 8.08	$ 8.24	$ 11.24	$ 14.35	$ 13.46

Total Return
Total investment return based on net asset value(d)	30.57%	(1.66	)%*	(18.19)%	(15.37)%	13.06%	7.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,733	$2,617	$4,834	$11,318	$53,956	$12,407
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.34	%(f)(g)	1.34	%(g)	1.51%	1.09%	1.02%	1.05	%(g)
Expenses, before waivers/reimbursements(e)	1.86	%(f)(g)	1.66	%(g)	1.62%	1.09%	1.05%	1.11	%(g)
Net investment income	.27	%(c)(f)(g)	.36	%(c)(g)	1.21	%(c)	1.47%	.51	%(c)	.20	%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

26	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 7.82	$ 8.01	$ 10.97	$ 14.03	$ 13.22	$ 12.85

Income From Investment Operations
Net investment income (loss)(a)	(.01	)(c)	(.01	)(c)	.03	(c)	.06	.02	(c)	(.05	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.37	(.15)	(2.22)	(2.12)	1.61	.96

Net increase (decrease) in net asset value from operations	2.36	(.16)	(2.19)	(2.06)	1.63	.91

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.12)	(.12)	(.03)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.77)	(1.00)	(.82)	(.54)

Net asset value, end of period	$ 10.18	$ 7.82	$ 8.01	$ 10.97	$ 14.03	$ 13.22

Total Return
Total investment return based on net asset value(d)	30.18%	(2.09	)%*	(18.66)%	(15.71)%	12.52%	7.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99	$75	$103	$99	$63	$13
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.84	%(f)(g)	1.84	%(g)	2.04%	1.62%	1.50%	1.64	%(g)
Expenses, before waivers/reimbursements(e)	2.30	%(f)(g)	2.12	%(g)	2.10%	1.62%	1.53%	1.69	%(g)
Net investment income (loss)	(.30	)%(c)(f)(g)	(.17	)%(c)(g)	.35	%(c)	.49%	.17	%(c)	(.41	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 7.93	$ 8.10	$ 11.08	$ 14.19	$ 13.31	$ 12.90

Income From Investment Operations
Net investment income (loss)(a)	.00	(b)(c)	(.00	)(b)(c)	.04	(c)	.11	(.10	)(c)	(.02	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.40	(.14)	(2.23)	(2.17)	1.78	.97

Net increase (decrease) in net asset value from operations	2.40	(.14)	(2.19)	(2.06)	1.68	.95

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.14)	(.17)	(.01)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.79)	(1.05)	(.80)	(.54)

Net asset value, end of period	$ 10.33	$ 7.93	$ 8.10	$ 11.08	$ 14.19	$ 13.31

Total Return
Total investment return based on net asset value(d)	30.26%	(1.81	)%*	(18.41)%	(15.58)%	12.84%	7.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,850	$1,518	$1,715	$960	$1,302	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.59	%(f)(g)	1.59	%(g)	1.81%	1.43%	1.58%	1.37	%(g)
Expenses, before waivers/reimbursements(e)	2.06	%(f)(g)	1.90	%(g)	1.87%	1.43%	1.63%	1.42	%(g)
Net investment income (loss)	.02	%(c)(f)(g)	(.01	)%(c)(g)	.49	%(c)	.89%	(1.20	)%(c)	(.13	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

28	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 8.01	$ 8.16	$ 11.17	$ 14.25	$ 13.38	$ 12.92

Income From Investment Operations
Net investment income (loss)(a)	.06	(c)	.03	(c)	.08	(c)	.17	.08	(c)	(.02	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.39	(.15)	(2.27)	(2.18)	1.64	1.02

Net increase (decrease) in net asset value from operations	2.45	(.12)	(2.19)	(2.01)	1.72	1.00

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.17)	(.19)	(.06)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.03)	(.65)	(.88)	(.79)	(.54)
Tax return of capital	– 0	–	– 0	–	(.00	)(b)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.03)	(.82)	(1.07)	(.85)	(.54)

Net asset value, end of period	$ 10.46	$ 8.01	$ 8.16	$ 11.17	$ 14.25	$ 13.38

Total Return
Total investment return based on net asset value(d)	30.59%	(1.56	)%*	(18.16)%	(15.15)%	13.09%	7.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$– 0	–(i)	$1,504	$1,529	$2,228	$2,696	$277
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.34	%(f)(g)	1.34	%(g)	1.42%	1.01%	.96%	.97	%(g)
Expenses, before waivers/reimbursements(e)	1.64	%(f)(g)	1.49	%(g)	1.43%	1.01%	.99%	1.02	%(g)
Net investment income (loss)	1.30	%(c)(f)(g)	.30	%(c)(g)	1.12	%(c)	1.33%	.62	%(c)	(.19	)%(c)(g)
Portfolio turnover rate	5%	4%	8%	10%	19%	6%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	29

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Expense ratios do not include expenses of the Underlying Portfolios in which the Fund invests. For the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .01%, .01%, .02%, .02%, .02%, and .04%, respectively.

(f)	Annualized.

(g)	The ratio includes expenses attributable to costs of proxy solicitation.

(h)	Amount is less than .005%.

(i)	Amount is less than $500.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended August 31, 2010 by 0.02%.

See notes to financial statements.

30	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Shareholders of the AllianceBernstein Blended Style Series, Inc. (the “Fund”) was held on November 5, 2010 and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Directors for the Fund, the required number of outstanding shares were voted in favor of the proposal. At the January 5, 2011 Meeting, with respect to the fifth item of business, changes to the fundamental policy of the Portfolio regarding commodities, and with respect to the sixth item of business, the reclassification of certain of the Portfolio’s fundamental investment objectives as non-fundamental, the required number of outstanding shares were voted in favor of the proposals, and each proposal was approved. With respect to the fourth item of business, to amend and restate the charter of the Fund, an insufficient number of required outstanding shares were voted in favor of the proposal and, therefore the proposal was not approved. A description of each proposal and number of shares voted at the Meetings are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	67,008,271	11,718,921
Michael J. Downey	67,027,498	11,699,694
William H. Foulk, Jr.	67,013,067	11,714,125
D. James Guzy	67,003,151	11,724,041
Nancy P. Jacklin	66,971,030	11,756,162
Robert M. Keith	67,002,502	11,724,689
Garry L. Moody	67,001,245	11,725,947
Marshall C. Turner, Jr.	67,004,372	11,722,820
Earl D. Weiner	66,968,278	11,758,914

	Voted For	Voted Against	Abstained	Broker Non-Votes
4. Approve the amendment and restatement of the Fund’s Charter, which would repeal in its entirety all currently existing charter provisions and substitute in lieu thereof the new provisions set forth in the Form of Articles of Amendment and Restatement attached to the Proxy Statement as Appendix C.	56,215,286	4,340,220	7,511,920	12,063,480

5. Approve the amendment of the Portfolio’s fundamental policy regarding commodities.	1,867,468	72,691	217,987	561,970

6. Approve the reclassification of certain of the Portfolio’s fundamental investment objectives as non-fundamental.	1,843,535	96,912	217,699	561,970

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	31

Results of Shareholders Meeting

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2), Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Patrick J. Rudden(2) , Vice President

Karen A. Sesin(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Independent Registered Public Accounting Firm
Ernst & Young LLP 5 Times Square New York, NY 10036
Principal Underwriter	Transfer Agent
AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Blend Solutions Team. Messrs. Masters, Fontaine, Lee and Rudden and Ms. Sesin are the members of the Blend Solutions Team with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

32	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Board of Directors

The information on pages 33-43 represent the holdings of the Underlying Portfolios in which the Fund may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2011 financial statements. A copy of the Underlying Portfolios’ unaudited semi-annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

U.S. VALUE PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $2,334.0

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $2,324.3

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	33

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Consumer Discretionary – 20.2%
Auto Components – 1.6%
Lear Corp.(a)	152,900	$16,176,820
TRW Automotive Holdings Corp.(a)	382,500	21,726,000

		37,902,820

Automobiles – 0.9%
Ford Motor Co.(a)	1,010,000	15,200,500
General Motors Co.(a)	163,600	5,485,508

		20,686,008

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	246,200	10,781,098

Household Durables – 1.9%
Fortune Brands, Inc.	178,400	11,035,824
Garmin Ltd.	525,700	17,847,515
NVR, Inc.(a)	21,100	15,357,846

		44,241,185

Media – 9.2%
Cablevision Systems Corp.	80,400	2,962,740
Comcast Corp. – Class A	1,931,000	49,742,560
DIRECTV(a)	553,000	25,421,410
Gannett Co., Inc.	874,400	14,436,344
Interpublic Group of Cos., Inc. (The)(a)	791,100	10,442,520
News Corp. – Class A	1,800,400	31,272,948
Time Warner Cable, Inc. – Class A	495,800	35,786,844
Time Warner, Inc.	658,900	25,169,980
Viacom, Inc. – Class B	453,700	20,262,242

		215,497,588

Multiline Retail – 1.5%
Kohl’s Corp.(a)	348,700	18,791,443
Macy’s, Inc.	637,600	15,238,640

		34,030,083

Specialty Retail – 4.6%
Foot Locker, Inc.	783,900	15,576,093
Gap, Inc. (The)	857,500	19,319,475
Limited Brands, Inc.	362,300	11,600,846
Lowe’s Cos., Inc.	793,400	20,763,278
Office Depot, Inc.(a)	1,962,100	10,418,751
Ross Stores, Inc.	269,300	19,400,372
TJX Cos., Inc.	223,700	11,155,919

		108,234,734

		471,373,516

34	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 16.5%
Capital Markets – 2.1%
Goldman Sachs Group, Inc. (The)	135,500	$22,192,190
Morgan Stanley	927,500	27,528,200

		49,720,390

Commercial Banks – 4.8%
BB&T Corp.	631,200	17,421,120
Comerica, Inc.	325,300	12,654,170
Fifth Third Bancorp	753,600	11,002,560
Wells Fargo & Co.	2,203,100	71,072,006

		112,149,856

Consumer Finance – 0.8%
Capital One Financial Corp.	369,300	18,380,061

Diversified Financial Services – 5.5%
Bank of America Corp.	770,900	11,016,161
Citigroup, Inc.(a)	4,849,800	22,697,064
JPMorgan Chase & Co.	2,000,700	93,412,683

		127,125,908

Insurance – 3.3%
ACE Ltd.	284,400	17,988,300
Allstate Corp. (The)	189,300	6,015,954
Berkshire Hathaway, Inc.(a)	184,400	16,094,432
Chubb Corp.	116,800	7,087,424
Travelers Cos., Inc. (The)	499,500	29,935,035

		77,121,145

		384,497,360

Energy – 15.3%
Energy Equipment & Services – 2.2%
Ensco PLC (Sponsored ADR)	426,900	23,949,090
McDermott International, Inc.(a)	532,000	12,209,400
Nabors Industries Ltd.(a)	477,200	13,585,884

		49,744,374

Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	514,400	53,369,000
ConocoPhillips	490,900	38,226,383
Devon Energy Corp.	553,400	50,602,896
Forest Oil Corp.(a)	519,300	18,429,957
Hess Corp.	326,400	28,406,592
Marathon Oil Corp.	803,700	39,863,520
Newfield Exploration Co.(a)	341,300	24,843,227
Nexen, Inc. (New York)	1,013,600	27,681,416
Occidental Petroleum Corp.	43,000	4,384,710
Southern Union Co.	478,800	13,655,376

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	35

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Tesoro Corp.(a)	292,900	$6,965,162

		306,428,239

		356,172,613

Health Care – 11.1%
Biotechnology – 1.7%
Amgen, Inc.(a)	344,100	17,662,653
Gilead Sciences, Inc.(a)	565,800	22,054,884

		39,717,537

Health Care Providers & Services – 1.1%
Health Net, Inc.(a)	305,800	8,996,636
UnitedHealth Group, Inc.	406,400	17,304,512

		26,301,148

Pharmaceuticals – 8.3%
AstraZeneca PLC (Sponsored ADR)	734,300	36,105,531
Forest Laboratories, Inc.(a)	98,700	3,197,880
Johnson & Johnson	1,175,500	72,222,720
Merck & Co., Inc.	81,900	2,667,483
Pfizer, Inc.	4,153,500	79,913,340

		194,106,954

		260,125,639

Industrials – 8.5%
Aerospace & Defense – 2.4%
Northrop Grumman Corp.	626,000	41,741,680
Raytheon Co.	255,600	13,089,276

		54,830,956

Airlines – 0.9%
Delta Air Lines, Inc.(a)	1,967,800	22,118,072

Industrial Conglomerates – 2.0%
General Electric Co.	2,245,500	46,975,860

Machinery – 3.2%
Eaton Corp.	167,122	18,513,775
Ingersoll-Rand PLC	523,700	23,723,610
Parker Hannifin Corp.	295,600	26,361,608
SPX Corp.	47,400	3,780,624
Terex Corp.(a)	77,550	2,617,313

		74,996,930

		198,921,818

Consumer Staples – 7.7%
Beverages – 0.8%
Constellation Brands, Inc. – Class A(a)	952,000	19,344,640

36	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.7%
Kroger Co. (The)	518,600	$11,875,940
Safeway, Inc.	250,350	5,462,637

		17,338,577

Food Products – 3.0%
Archer-Daniels-Midland Co.	537,400	19,980,532
Bunge Ltd.	335,600	24,220,252
ConAgra Foods, Inc.	346,500	8,024,940
Sara Lee Corp.	273,525	4,682,748
Smithfield Foods, Inc.(a)	512,500	11,864,375

		68,772,847

Household Products – 2.5%
Kimberly-Clark Corp.	303,400	19,994,060
Procter & Gamble Co. (The)	622,700	39,261,235

		59,255,295

Tobacco – 0.7%
Altria Group, Inc.	607,000	15,399,590

		180,110,949

Telecommunication Services – 4.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	1,672,800	47,474,064
CenturyLink, Inc.	447,200	18,415,696
Verizon Communications, Inc.	676,900	24,991,148

		90,880,908

Wireless Telecommunication Services – 1.0%
Vodafone Group PLC (Sponsored ADR)	818,200	23,416,884

		114,297,792

Utilities – 4.8%
Electric Utilities – 1.2%
Edison International	420,800	15,620,096
NV Energy, Inc.	865,500	12,714,195

		28,334,291

Gas Utilities – 1.1%
Atmos Energy Corp.	396,300	13,402,866
UGI Corp.	378,917	12,083,663

		25,486,529

Independent Power Producers & Energy Traders – 0.7%
Constellation Energy Group, Inc.	540,500	16,793,335

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	37

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Utilities – 1.8%
Ameren Corp.	273,500	$7,647,060
CenterPoint Energy, Inc.	383,800	6,087,068
CMS Energy Corp.	666,800	12,842,568
NiSource, Inc.	731,600	14,017,456

		40,594,152

		111,208,307

Materials – 4.2%
Chemicals – 2.2%
Dow Chemical Co. (The)	888,900	33,031,524
EI du Pont de Nemours & Co.	149,800	8,219,526
LyondellBasell Industries NV(a)	277,700	10,574,816

		51,825,866

Metals & Mining – 2.0%
Alcoa, Inc.	1,517,700	25,573,245
Commercial Metals Co.	423,200	7,054,744
Reliance Steel & Aluminum Co.	133,000	7,358,890
Steel Dynamics, Inc.	396,800	7,324,928

		47,311,807

		99,137,673

Information Technology – 4.0%
Communications Equipment – 0.2%
Motorola Solutions, Inc.(a)	117,228	4,529,690

Computers & Peripherals – 2.8%
Dell, Inc.(a)	2,580,400	40,847,732
Hewlett-Packard Co.	541,200	23,612,556

		64,460,288

Electronic Equipment, Instruments & Components – 0.5%
Tyco Electronics Ltd.	309,400	11,150,776

Semiconductors & Semiconductor Equipment – 0.5%
Advanced Semiconductor Engineering, Inc. (ADR)	38,100	217,932
Intel Corp.	580,600	12,465,482

		12,683,414

		92,824,168

Total Common Stocks (cost $1,863,722,167)		2,268,669,835

38	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $36,476,008)	36,476,008	$36,476,008

Total Investments – 98.8% (cost $1,900,198,175)		2,305,145,843
Other assets less liabilities – 1.2%		28,806,198

Net Assets – 100.0%		$2,333,952,041

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	39

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 30.4%
Communications Equipment – 4.0%
Cisco Systems, Inc.(a)	928,200	$17,227,392
Juniper Networks, Inc.(a)	549,500	24,178,000
QUALCOMM, Inc.	511,300	30,463,254
Riverbed Technology, Inc.(a)	536,500	22,152,085

		94,020,731

Computers & Peripherals – 9.8%
Apple, Inc.(a)	462,000	163,183,020
EMC Corp.(a)	2,351,407	63,981,784

		227,164,804

Internet Software & Services – 4.6%
Google, Inc. – Class A(a)	174,050	106,762,270

IT Services – 1.5%
Accenture PLC	705,581	36,323,310

Semiconductors & Semiconductor Equipment – 3.4%
Broadcom Corp. – Class A	964,857	39,771,406
Intel Corp.	782,696	16,804,483
Marvell Technology Group Ltd.(a)	1,207,400	22,071,272

		78,647,161

Software – 7.1%
Citrix Systems, Inc.(a)	579,300	40,643,688
Intuit, Inc.(a)	572,900	30,123,082
Oracle Corp.	2,082,100	68,501,090
Rovi Corp.(a)	461,500	25,576,330

		164,844,190

		707,762,466

Consumer Discretionary – 15.8%
Auto Components – 3.0%
BorgWarner, Inc.(a)	256,900	19,938,009
Johnson Controls, Inc.	1,193,300	48,686,640

		68,624,649

Automobiles – 0.6%
Ford Motor Co.(a)	992,100	14,931,105

Hotels, Restaurants & Leisure – 2.4%
Carnival Corp.	533,300	22,755,911
Starbucks Corp.	983,500	32,435,830

		55,191,741

Household Durables – 0.7%
Stanley Black & Decker, Inc.	217,800	16,515,774

40	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – 1.4%
Amazon.com, Inc.(a)	186,040	$32,238,872

Media – 4.0%
Comcast Corp. – Class A	566,200	14,585,312
News Corp. – Class A	2,040,600	35,445,222
Walt Disney Co. (The)	997,200	43,617,528

		93,648,062

Multiline Retail – 1.0%
Kohl’s Corp.(a)	423,300	22,811,637

Specialty Retail – 2.7%
Limited Brands, Inc.	1,115,100	35,705,502
Lowe’s Cos., Inc.	1,033,800	27,054,546

		62,760,048

		366,721,888

Financials – 13.7%
Capital Markets – 6.0%
Blackstone Group LP	2,077,300	36,975,940
Goldman Sachs Group, Inc. (The)	625,595	102,459,949

		139,435,889

Commercial Banks – 0.4%
Wells Fargo & Co.	278,800	8,994,088

Diversified Financial Services – 6.2%
CME Group, Inc. – Class A	68,575	21,346,026
JPMorgan Chase & Co.	2,654,300	123,929,267

		145,275,293

Insurance – 1.1%
AON Corp.	491,300	25,862,032

		319,567,302

Industrials – 12.9%
Aerospace & Defense – 2.3%
Goodrich Corp.	346,200	29,852,826
Honeywell International, Inc.	416,100	24,096,351

		53,949,177

Air Freight & Logistics – 2.7%
United Parcel Service, Inc. – Class B	858,370	63,347,706

Electrical Equipment – 4.2%
Cooper Industries PLC	659,300	42,425,955
Emerson Electric Co.	574,411	34,269,360
Rockwell Automation, Inc.	240,700	21,116,611

		97,811,926

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	41

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 3.5%
Danaher Corp.	1,097,300	$55,523,380
Deere & Co.	37,520	3,382,428
Flowserve Corp.	167,065	20,878,113

		79,783,921

Professional Services – 0.2%
Nielsen Holdings NV(a)	167,347	4,449,757

		299,342,487

Energy – 12.8%
Energy Equipment & Services – 6.1%
Cameron International Corp.(a)	519,100	30,694,383
Schlumberger Ltd.	1,185,095	110,711,575

		141,405,958

Oil, Gas & Consumable Fuels – 6.7%
EOG Resources, Inc.	368,255	41,358,719
Noble Energy, Inc.	626,400	58,042,224
Occidental Petroleum Corp.	254,900	25,992,153
Southwestern Energy Co.(a)	413,800	16,336,824
Suncor Energy, Inc. (New York)	281,600	13,240,832

		154,970,752

		296,376,710

Health Care – 8.1%
Biotechnology – 2.2%
Celgene Corp.(a)	568,458	30,185,120
Gilead Sciences, Inc.(a)	528,620	20,605,608

		50,790,728

Health Care Equipment & Supplies – 0.9%
Alcon, Inc.	123,305	20,398,346

Health Care Providers & Services – 2.1%
Express Scripts, Inc. – Class A(a)	626,815	35,239,539
McKesson Corp.	175,200	13,889,856

		49,129,395

Pharmaceuticals – 2.9%
Allergan, Inc.	509,000	37,752,530
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	583,000	29,208,300

		66,960,830

		187,279,299

Materials – 5.1%
Chemicals – 5.1%
Dow Chemical Co. (The)	1,444,300	53,670,188
Monsanto Co.	601,661	43,253,409

42	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Potash Corp. of Saskatchewan, Inc.	336,600	$20,734,560

		117,658,157

Consumer Staples – 0.5%
Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	170,400	12,744,216

Total Common Stocks (cost $1,757,909,012)		2,307,452,525

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $20,738,048)	20,738,048	20,738,048

Total Investments – 100.2% (cost $1,778,647,060)		2,328,190,573
Other assets less liabilities – (0.2)%		(3,888,994)

Net Assets – 100.0%		$2,324,301,579

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	43

U.S. Large Cap Growth Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the AllianceBernstein U.S. Large Cap Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The Portfolio seeks long term growth of capital through investing in a combination of shares of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles, rather than making direct investments in portfolio securities. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	It should be noted that the information in the fee summary was completed on July 22, 2010 and presented to the Board of Directors on August 3-5, 2010.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	The Portfolio invests in a combination of the following Pooling Portfolios: U.S. Value Portfolio and U.S. Large Cap Growth Portfolio.

44	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

INVESTMENT ADVISORY FEES, NET ASSETS & RATIOS

The Adviser proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 06/30/10 ($MIL)	Portfolio
Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$43.6	U.S. Large Cap Portfolio

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios in which the Portfolio invests, although those Funds do bear expenses incurred by the Pooling Portfolios.

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $85,965 (0.15% of the Portfolio’s average daily net assets) for such services.

With respect to the Portfolio, effective September 1, 2009, the Adviser has volunteered to cap the Portfolio’s expense ratios to the levels set forth in the table below:5, 6

Fund	Voluntary Expense Cap		Gross Expense Ratio[7] (02/28/10)		Fiscal Year End
U.S. Large Cap Portfolio	Advisor Class A Class B Class C Class R Class K Class I	1.35% 1.65% 2.35% 2.35% 1.85% 1.60% 1.35%	1.60 1.90 2.66 2.62 2.07 1.81 1.40	% % % % % % %	August 31

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.
5	The Adviser is currently capping the Portfolio’s expenses, but has not issued an Expense Limitation Undertaking in this regard.
6	The expense ratios include expenses of the underlying Pooling Portfolios in which the Portfolio invests. For the six months ended February 28, 2010, the estimated annualized blended expense ratio related to the Pooling Portfolios was 0.01%.
7	Annualized.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	45

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services to the Portfolio. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar

46	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

investment style as the Portfolio.8 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on June 30, 2010 net assets:

Portfolio	Net Assets 06/30/10 ($MIL)	AllianceBernstein (AB) Institutional (Inst.) Fee Schedule	Effective AB Inst. Adv. Fee	Effective Fund Adv. Fee
U.S. Large Cap Portfolio	$43.6	U.S. Style Blend Schedule 80 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $50 million 40 bp on next $100 million 30 bp on the balance Minimum account size: $50m	0.715%	0.650%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for American Equity Blend Portfolio, which is a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Portfolio	Luxembourg Fund	Fee
U.S. Large Cap Portfolio	American Equity Blend Portfolio
	Class A9	1.50%
	Class I (Institutional)	0.70%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other

8	1 The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

9	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution-related services unlike Class I shares, whose fee is only for investment advisory services.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	47

investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Portfolio’s ranking with respect to the proposed management fee relative to the median of the Portfolio’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Portfolio.12

Lipper describes an EG as a representative sample of comparable funds and a Lipper Expense Universe (“EU”) as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio.

Portfolio	Contractual Management Fee[13]	Lipper Group Median (%)	Rank
U.S. Large Cap Portfolio	0.650	0.849	1/13

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009, when equity markets declined substantially, and conversely through the remainder of 2009, when equity markets rallied the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.14

10	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.
14	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

48	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Lipper also analyzed the total expense ratio of the Portfolio in comparison to its EG15 and EU.16 It should be noted that the Portfolio’s total expense ratio is inclusive of the Portfolio’s underlying expenses. The result of that analysis is set forth below:

Portfolio	Expense Ratio (%)[17]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
U.S. Large Cap Portfolio	1.838	1.345	13/13	1.250	235/244
Pro-forma	1.650	1.345	13/13	1.250	227/244

Based on this analysis, the Portfolio has a more favorable ranking on a management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 4, 2010 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Funds. See discussion below in Section IV.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability percentage from providing investment advisory services to the Portfolio decreased during calendar year 2009 versus 2008.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and/or Pooling Portfolios and receive

15	Lipper uses the following criteria in screening funds to be included in the Portfolio’s expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. A Lipper Expense Group will typically consist of seven to twenty funds.

16	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting a Lipper Expense Group when selecting a Lipper Expense Universe. Unlike the Lipper Expense Group, the Lipper Expense Universe allows for the same adviser to be represented by more than just one fund.

17	Most recently completed fiscal year Class A share total expense ratio.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	49

transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”), and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments). During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $817, $328,660 and $12,086 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $66,549 in fees from the Portfolio.18

There are no portfolio transactions for the Portfolio since the Portfolio pursues its investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. During the most recently completed fiscal year, neither U.S. Value Portfolio nor U.S. Large Cap Growth Portfolio effected brokerage transactions through and paid commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB”. The Pooling Portfolios may in the future effect brokerage transactions through SCB and pay commissions for such transactions. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Pooling Portfolios and other clients. These soft dollar benefits reduce the Adviser’s research expenses and increase its profitability.

18	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Portfolio’s account. During the Portfolio’s most recently completed fiscal year, the fees paid by the Portfolio to ABIS were reduced by $302 under the offset agreement between the Portfolio and ABIS.

50	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,19 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

19	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

20	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	51

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $458 billion as of June 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below, prepared by Lipper, shows the 1, 3, and 5 year net performance returns and rankings23 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)24 for the periods ended May 31, 2010.25

U.S. Large Cap Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	17.03	18.12	18.64	9/13	98/140
3 year	-11.35	-6.57	-6.37	13/13	121/125
5 year	-1.85	1.19	0.77	12/12	103/111

Set forth below are the 1, 3 and 5 year and since inception performance returns of the Portfolio (in bold)26 versus its benchmark.

	Periods Ending May 31, 2010 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
U.S. Large Cap Portfolio	17.03	-11.35	-1.85	2.03
S&P 500 Index	20.99	-8.69	0.31	4.23
Inception Date: July 15, 2002

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 02, 2010

23	The performance returns and rankings are for the Class A shares of the Portfolio. It should be noted that the performance returns of the Portfolio shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolio’s performance returns. Rounding differences may cause the Adviser’s Portfolio returns to be one or two basis points different from Lipper’s own Portfolio returns. To maintain consistency, the performance returns of the Portfolio, as reported by the Adviser, are provided instead of Lipper.

24	The Portfolios’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU, as Lipper’s criteria for including or excluding a fund in or from a PU is somewhat different for an EU.

25	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

26	The performance returns are for the Class A shares of the Portfolio.

52	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	53

AllianceBernstein Family of Funds

NOTES

54	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	55

NOTES

56	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	57

NOTES

58	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	59

NOTES

60	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

LCB-0152-0211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the

3

reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: April 25, 2011

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